================================================================================

   As Filed With The Securities And Exchange Commission On February 28, 2002

                           Registration No. 33-80958

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.

                        Post-Effective Amendment No. 17

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 28

           PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
                          (Exact Name of Registrant)

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             4333 Edgewood Road NE
                           Cedar Rapids, Iowa 52499
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number (319) 297-8121

                             Brenda Sneed, Esquire
                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                             4333 Edgewood Road NE
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                  Copies to:
                           Michael Berenson, Esquire

                          Morgan, Lewis & Bockius LLP
                              1800 M Street, N.W.
                           Washington, DC 20036-5869

                    Approximate Date of Proposed Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[_] Immediately upon filing pursuant to paragraph (b) of Rule 485.

[_]  On               , pursuant to paragraph (b) of Rule 485.

[X] 60 Days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  On _______________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
================================================================================

                           THE ADVISOR'S EDGE SELECT
                               VARIABLE ANNUITY

                                Issued Through

                    Peoples Benefit Life Insurance Company
                              Separate Account V
                                      By
                    Peoples Benefit Life Insurance Company

                                  Prospectus

                                  May 1, 2002



The Advisor's Edge Select Variable Annuity (the "Policy") provides a means of investing on a tax-deferred basis in 48 portfolios of underlying mutual funds (the "Portfolios") and a fixed account which offers interest at rates that are guaranteed by Peoples Benefit Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.


Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Portfolios Associated with the Subaccounts:
------------------------------------------



  Aggressive Asset Allocation

     Alger Aggressive Growth

  American Century International
     Clarion Real Estate Securities
     Conservative Asset Allocation
     Dreyfus Small Cap Value

     Gabelli Global Growth
     GE U.S. Equity

  J.P. Morgan Enhanced Index

     Janus Growth
     LKCM Strategic Total Return

  Moderate Asset Allocation
     Moderately Aggressive Asset Allocation
     PBHG Mid Cap Growth
     PIMCO Total Return Bond

     Salomon All Cap

  Transamerica Growth
     Transamerica Small Company
     Transamerica Value Balanced
     Van Kampen Active International Allocation

     Van Kampen Emerging Growth



     Alliance Growth Portfolio
     Alliance Premier Growth Portfolio
     Alliance Technology Portfolio



     Credit Suisse - International Equity Portfolio
     Credit Suisse - Small Company Growth Portfolio



     Dreyfus - Core Bond Portfolio

     The Dreyfus Socially Responsible Growth Fund, Inc.-
     Service Class



     Dreyfus VIF - Appreciation Portfolio





     Federated American Leaders Fund II
     Federated High Income Bond Fund II
     Federated Prime Money Fund II
     Federated Fund for U.S. Government Securities II
     Federated Utility Fund II


     Montgomery Variable Series: Growth Fund
     Montgomery Variable Series: Emerging Markets Fund


     Seligman Capital Portfolio
     Seligman Communications and Information Portfolio
     Seligman Global Technology Portfolio


     Stein Roe Small Company Growth Fund,
        Variable Series - Class A

  Strong Multi Cap Value Fund II


Vanguard - Equity Index Portfolio
Vanguard - Mid-Cap Index Portfolio
Vanguard - REIT Index Portfolio
Vanguard - Short-Term Corporate Portfolio
Vanguard - Total Bond Market Index Portfolio


  Wanger U.S. Small Cap
  Wanger International Small Cap

Contents

1     Cross Reference to Definitions           23        Taxes

2     Summary                                  26        Access to Your Money

6     Fee Table                                28        Performance

9     Example                                  30        Death Benefit

11    The Annuity Policy                       33        Other Information

12    Annuity Payments                         36        Table of Contents of
                                                         Statement of Additional
                                                         Information

15    Purchase                                 A-1       Appendix A (Condensed
                                                         Financial Information)

18    Investment Options

22    Expenses


CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Policy where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase.............................................................
Adjusted Policy Value..........................................................
Annuitant......................................................................
Annuity Commencement Date......................................................
Annuity Payment Options........................................................
Business Day...................................................................
Cash Value.....................................................................
Excess Interest Adjustment.....................................................
Guaranteed Period Options......................................................
Income Phase...................................................................
Initial Premium Payment........................................................
Net Premium Payment............................................................
Policy.........................................................................
Policy Anniversary.............................................................
Policy Date....................................................................
Policy Owner...................................................................
Policy Value...................................................................
Policy Year....................................................................
Portfolios.....................................................................
Premium Payment................................................................
Qualified Policy...............................................................
Right to Cancel Period.........................................................
Tax Deferral...................................................................

                                    SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.


1.  THE ANNUITY POLICY

The Advisor's Edge Select Variable Annuity

Advisor's Edge Select is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company ("Peoples Benefit"). The Policy provides a means of investing on a tax-deferred basis in forty-eightPortfolios of the underlying funds and a fixed account offered by Peoples Benefit.


Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the forty- eight Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.


The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS, page 12, for more information about Annuity Payment Options.


2.  ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the payment is guaranteed). If you select a variable payment option, the dollar amount of your payments may go up or down, although under the Guaranteed Minimum Income Benefit and Initial Payment Guarantee, Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for these riders.


3.  PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval.

4.  INVESTMENT OPTIONS

When you purchase the Policy, your Premium Payments are deposited into the Peoples Benefit Life Insurance Company Separate Account V (the "Separate Account"). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the "Subaccounts"). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the thirteen Funds' prospectuses and to the fixed account. The fixed account offers an interest rate that Peoples Benefit guarantees. All of the following Subaccounts listed below are not available for investing by Owners of Policies issued with policy number AV375. For more information contact your advisor.


AEGON/Transamerica Series Fund, Inc.

Subadvised by AEGON/Transamerica Fund Advisors, Inc.
         Aggressive Asset Allocation
         Conservative Asset Allocation
         Moderate Asset Allocation
         Moderately Aggressive Asset Allocation

Subadvised by Fred Alger Management, Inc.
         Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.
         American Century International
Subadvised by Clarion CRA Securities, LP
         Clarion Real Estate Securities, formerly J.P. Morgan Real Estate Securities
Subadvised by The Dreyfus Corporation
         Dreyfus Small Cap Value

Subadvised by Gabelli Asset Management, Inc.
         Gabelli Global Growth
Subadvised by GE Asset Management Incorporated
         GE U.S. Equity
Subadvised by J.P. Morgan Investment Management, Inc.

      J.P. Morgan Enhanced Index



Subadvised by Janus Capital Corporation
         Janus Growth
Subadvised by Luther King Capital Management Corporation
         LKCM Strategic Total
Subadvised by Pilgrim Baxter & Associates, Ltd.

         PBHG Mid Cap Growth
Subadvised by Pacific Investment Management Company, LLC
         PIMCO Total Return Bond

Subadvised by Salomon Brothers Asset Management Inc.
         Salomon All Cap

Subadvised by Transamerica Investment Management, LLC
         Transamerica Growth
         Transamerica Small Company
         Transamerica Value Balanced
Subadvised by Morgan Stanley Investment Management
         Van Kampen Active International Allocation, formerly T. Rowe Price International Stock Portfolio

Subadvised by Van Kampen Asset Management Inc.
         Van Kampen Emerging Growth

Alliance Variable Products Series Fund, Inc. - Class B
Advised by Alliance Capital Management L.P.
         Alliance Growth Portfolio
         Alliance Premier Growth Portfolio
         Alliance Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management

      Credit Suisse - International Equity Portfolio
         Credit Suisse - Small Company Growth Portfolio


Dreyfus Investment Portfolios-Service Class
Advised by The Dreyfus Corporation
         Dreyfus - Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund - Service Class
Advised by The Dreyfus Corporation
         Dreyfus VIF - Appreciation Bond Portfolio




The Federated Insurance Series
Advised by Federated Investment Management Company
         Federated American Leaders Fund II
         Federated High Income Bond Fund II
         Federated Prime Money Fund II
         Federated Fund for U.S. Government Securities II
         Federated Utility Fund II

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
         Montgomery Variable Series: Growth Fund ("Montgomery GrowthFund") Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging MarketsFund")

Seligman Portfolios, Inc. - Class 2 Shares
Advised by J. & W. Seligman & Co. Incorporated
         Seligman Capital Portfolio
         Seligman Communications and Information Portfolio
         Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated
         Stein Roe Small Company Growth Fund, Variable Series - Class A, formerly Stein Roe Special Venture Fund ("Stein Roe Small Company Growth Fund - Class A")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.


         Strong Multi Cap Value Fund II, formerly Strong Schafer Value Fund
         II

Vanguard Variable Insurance Fund
--------------------------------
Advised by Vanguard's Fixed Income Group
         Short-Term Corporate Portfolio
         Total Bond Market Index Portfolio
Advised by Vanguard's Core Management Group
         Equity Index Portfolio
         Mid-Cap Index Portfolio
         REIT Index Portfolio


Wanger Advisors Trust
Advised by Liberty Wanger Asset Management, L.P.
         Wanger U.S. Small Cap
         Wanger International Small Cap


You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.


5.  EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Peoples Benefit will deduct mortality and expense risk fees and administrative charges at an annual rate of either 1.45%, 1.50% or 1.60% per year from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

If you elect the Guaranteed Minimum Income Benefit option, there is an annual fee during the accumulation phase of 0.45% of the minimum income base. If you receive annuity payments under the rider, then during the income phase, there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the separate account.


If you elect the Additional Death Benefit option, there is an annual fee during the accumulation phase of 0.25% of the policy value.


If you elect the Additional Death Benefit - Extra option, there is an annual fee of 0.50% or 0.60% of the Policy Value in the subaccounts for the 50% 75% initial death benefit option, respectively.


If you elect the Initial Payment Guarantee when you annuitize, there is a fee equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.


6.  TAXES

In general, you are not taxed on earnings on your investment in the Policy until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Policy. For Annuity Payments, payments come partially from earnings and partially from your investment. You are taxed only on the earnings portion of each Annuity Payment. If you receive money from the Policy before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7.  ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have a Policy Value in the fixed account, you may take up to 10% free of Excess Interest Adjustments. Amounts withdrawn in excess of the 10% free amount, may be subject to Excess Interest Adjustments.

You may have to pay income tax and a tax penalty on any money you take out.


8.  PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission ("SEC"), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.


9.  DEATH BENEFIT

If you are both the owner and the annuitant and you die before the Income Phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

You may choose one of the following guaranteed minimum death benefits:

..   Return of Premium - available if the owner or annuitant is age 0 to 85 on the Policy Date
..   6 Year Step-Up To Age 81 - available if the owner or annuitant is age to 75 on the Policy Date
..   Double Enhanced Death Benefit - available if the owner or annuitant is age 0 to 79 on the Policy Date

If the guaranteed minimum death benefit is not available because of the age of the owner or annuitant, the death benefit will be the greater of the Policy Value or the Cash Value as of the date of death.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

10. OTHER INFORMATION

Additional Features

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

..    You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

..    You can elect an optional rider that guarantees you a minimum income base.
     This feature is called the "Guarantee Minimum Income Benefit ("GMIB"). There is an extra charge for this rider.
..    You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the "Additional Death Benefit" ("ADB") and Additional Death Benefit - Extra ("ADB-Extra"). There is an extra charge for these riders.
..    You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 80% of the initial variable annuity payment. This feature is called the "Initial Payment Guarantee". There is an extra charge for this rider.

..    Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess
     Interest Adjustment. This feature is called the "Nursing Care and Terminal Condition Withdrawal Option."
..    Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the "Unemployment Waiver."
..    You may make transfers and/or change the allocation of additional Premium
     Payments by telephone.
..    You can arrange to have a certain amount of money (at least $500)
     automatically transferred from the fixed account or the Federated Prime Money Fund II either monthly or quarterly, into your choice of Subaccounts. This feature is called "Dollar Cost Averaging."

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.


Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. To cancel your investment, please return your Policy to us or to the agent from whom you purchased the Policy.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has forty-eight Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds.


Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 33.


11.  INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

For more information about the Advisor's Edge Select variable annuity, call or write: Peoples Benefit Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner's name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Policy Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Policy. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Policy costs and expenses, see EXPENSES, page 22.


-----------------------------------------------------------------------------------------------------------------------------------
Policy Owner Transaction Expenses
Sales Load Imposed on Premiums....................................................................................      None
Contingent Deferred Sales Load (surrender charge).................................................................      None
Exchange Fees.....................................................................................................    $ 10/(1)/
Optional Rider Fees:
   Guaranteed Minimum Income Benefit Fee/(4)/                                                                           0.45%
   Additional Death Benefit Fee                                                                                         0.25%
   Additional Death Benefit - Extra Fee                                                                                 0.60%

Annual Policy Service Charge......................................................................................    $ 30/(2)/

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Mortality and Expense Risk Fee....................................................................................      1.45%
Administrative Charge.............................................................................................      0.15%
                                                                                                                       -----
Total Annual Separate Account Expenses............................................................................      1.60%/(3)/
-----------------------------------------------------------------------------------------------------------------------------------


/(1)/ Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

/(2)/ Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

/(3)/ Total Annual Separate Account Expenses shown (1.45%) applies to the Double
      Enhanced Death Benefit option. This reflects a fee that is 0. 10% and 0.15% per year higher than the 1.35% and 1.30% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

/(4)/ The annual rider fee is 0.45% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted. See Section 5, Expenses.

                        Portfolio Annual Expenses/(1)/


Except as indicated, the figures below are based on expenses for fiscal year 2001 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).



                                                                           Management                  Rule
                                                                           ----------                  ----
                                                                          And Advisory     Other       12b-1   Total Portfolio
                                                                          ------------     -----       -----   ---------------
                                                                            Expenses     Expenses      Fee     Annual Expenses
                                                                            --------     --------      ---     ---------------
Aggressive Asset Allocation.........................................
Alger Aggressive Growth.............................................
American Century International......................................
Clarion Real Estate Securities......................................
Conservative Asset Allocation.......................................
Gabelli Global Growth...............................................
GE U.S. Equity......................................................
J.P. Morgan Enhanced Index..........................................
Janus Global........................................................
Janus Growth........................................................
Moderate Asset Allocation...........................................
Moderately Aggressive Asset Allocation..............................
LKCM Strategic Total Return.........................................
PBHG Mid Cap Growth.................................................
PIMCO Total Return Bond.............................................
Salomon All Cap.....................................................
Transamerica Growth.................................................
Transamerica Small Company..........................................
Transamerica Value Balanced.........................................
Van Kampen Active International Allocation..........................
Van Kampen Emerging Growth..........................................
Alliance Growth Portfolio - Class B.................................
Alliance Premier Growth Portfolio - Class B.........................
Alliance Technology Portfolio - Class B.............................
Credit Suisse - International Equity Portfolio......................
Credit Suisse - Small Company
Growth Portfolio....................................................
Dreyfus - Core Bond Portfolio - Service Class.......................
Dreyfus Socially Responsible Growth Fund - Service Class............
Dreyfus VIF - Appreciation Portfolio - Service Class................
Federated American Leaders Fund II..................................
Federated High Income Bond Fund II..................................
Federated Prime Money Fund II.......................................
Federated Fund for U.S. Government Securities II....................
Federated Utility Fund II...........................................
Montgomery Growth Fund..............................................
Montgomery Emerging Markets Fund....................................
Seligman Capital Portfolio - Class 2 Shares.........................
Seligman Communication and Information Portfolio - Class 2 Shares...
Seligman Global Technology Portfolio - Class 2 Shares...............
Stein Roe Small Company Growth Fund - Class A.......................
Strong International Stock Fund II..................................
Strong Multi Cap Value Fund II......................................
Vanguard - Equity Index Portfolio...................................
Vanguard - Mid-Cap Index Portfolio..................................
Vanguard - Short-Term Corporate Portfolio...........................
Vanguard - Total Bond Market Index Portfolio........................
Wanger U.S. Small Cap...............................................
Wanger International Small Cap......................................

1. The fee table information relating to the underlying funds was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE A


The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return,
(2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options.


A = Double Enhanced Death Benefit Option (1.45%)
B = Return of Premium Death Benefit Option (1.30%)
C = 6 Year Step-Up To Age 81 Death Benefit Option (1.35%)


                                                                             1              3             5             10
                                                                            Year          Years         Years          Years
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation             A
                                        --------------------------------------------------------------------------------------------
                                        B
                                        --------------------------------------------------------------------------------------------
                                        C
------------------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                 A
                                        --------------------------------------------------------------------------------------------
                                        B
                                        --------------------------------------------------------------------------------------------
                                        C
------------------------------------------------------------------------------------------------------------------------------------
American Century International          A
                                        --------------------------------------------------------------------------------------------
                                        B
                                        --------------------------------------------------------------------------------------------
                                        C
------------------------------------------------------------------------------------------------------------------------------------
Clarion Real Estate Securities           A
                                        --------------------------------------------------------------------------------------------
                                        B
                                        --------------------------------------------------------------------------------------------
                                        C
------------------------------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation           A
                                        --------------------------------------------------------------------------------------------
                                        B
                                        --------------------------------------------------------------------------------------------
                                        C
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                   A
                                        --------------------------------------------------------------------------------------------
                                        B
                                        --------------------------------------------------------------------------------------------
                                        C
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity                          A
                                        --------------------------------------------------------------------------------------------
                                        B
                                        --------------------------------------------------------------------------------------------
                                        C
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Enhanced Index              A
                                        --------------------------------------------------------------------------------------------
                                        B
                                        --------------------------------------------------------------------------------------------
                                        C
------------------------------------------------------------------------------------------------------------------------------------
Janus Global                            A
                                        --------------------------------------------------------------------------------------------
                                        B
                                        --------------------------------------------------------------------------------------------
                                        C
------------------------------------------------------------------------------------------------------------------------------------
Janus Growth                            A
                                        --------------------------------------------------------------------------------------------
                                        B
                                        --------------------------------------------------------------------------------------------
                                        C
------------------------------------------------------------------------------------------------------------------------------------
Moderate Asset Allocation               A
                                        --------------------------------------------------------------------------------------------
                                        B
                                        --------------------------------------------------------------------------------------------
                                        C
------------------------------------------------------------------------------------------------------------------------------------
Moderately Aggressive Asset Allocation  A
                                        --------------------------------------------------------------------------------------------
                                        B
                                        --------------------------------------------------------------------------------------------
                                        C
------------------------------------------------------------------------------------------------------------------------------------
LKCM Strategic Total Return             A
                                        --------------------------------------------------------------------------------------------
                                        B
                                        --------------------------------------------------------------------------------------------
                                        C
------------------------------------------------------------------------------------------------------------------------------------
PBHG Mid Cap Growth                     A
                                        --------------------------------------------------------------------------------------------
                                        B
                                        --------------------------------------------------------------------------------------------
                                        C
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Bond                 A
                                        --------------------------------------------------------------------------------------------
                                        B
                                        --------------------------------------------------------------------------------------------
                                        C
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Salomon All Cap                                                   A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Transamerica Growth                                               A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Transamerica Small Company                                        A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Transamerica Value Balanced                                       A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Active International Allocation                        A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                                        A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio - Class B                               A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio - Class B                       A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio - Class B                           A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse - International Equity Portfolio                    A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse - Small Company Growth Portfolio                    A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus - Core Bond Portfolio - Service Class                     A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund - Service Class          A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Appreciation Portfolio - Service Class              A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II                                A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                                     A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                  A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Federated Utility Fund II                                         A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                            A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                                        A
                                                                        ------------------------------------------------------------
                                                                        B
                                                                        ------------------------------------------------------------
                                                                        C
------------------------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio - Class 2 Shares                             A
                                                                        ------------------------------------------------------------
                                                                        B
                                                                        ------------------------------------------------------------
                                                                        C
------------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio - Class 2 Shares      A
                                                                        ------------------------------------------------------------
                                                                        B
                                                                        ------------------------------------------------------------
                                                                        C
------------------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio - Class 2 Shares                   A
                                                                        ------------------------------------------------------------
                                                                        B
                                                                        ------------------------------------------------------------
                                                                        C
------------------------------------------------------------------------------------------------------------------------------------
Stein Roe Small Company Growth Fund - Class A                           A
                                                                        ------------------------------------------------------------
                                                                        B
                                                                        ------------------------------------------------------------
                                                                        C
------------------------------------------------------------------------------------------------------------------------------------
Strong International Stock Fund II                                      A
                                                                        ------------------------------------------------------------
                                                                        B
                                                                        ------------------------------------------------------------
                                                                        C
------------------------------------------------------------------------------------------------------------------------------------
Strong Multi Cap Value Fund II                                          A
                                                                        ------------------------------------------------------------
                                                                        B
                                                                        ------------------------------------------------------------
                                                                        C
------------------------------------------------------------------------------------------------------------------------------------
Vanguard - Equity Index Portfolio                                       A
                                                                        ------------------------------------------------------------
                                                                        B
                                                                        ------------------------------------------------------------
                                                                        C
------------------------------------------------------------------------------------------------------------------------------------
Vanguard - Mid-Cap Index Portfolio                                      A
                                                                        ------------------------------------------------------------
                                                                        B
                                                                        ------------------------------------------------------------
                                                                        C
------------------------------------------------------------------------------------------------------------------------------------
Vanguard - Short-Term Corporate Portfolio                               A
                                                                        ------------------------------------------------------------
                                                                        B
                                                                        ------------------------------------------------------------
                                                                        C
------------------------------------------------------------------------------------------------------------------------------------
Vanguard - Total Bond Market Index Portfolio                            A
                                                                        ------------------------------------------------------------
                                                                        B
                                                                        ------------------------------------------------------------
                                                                        C
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                                   A
                                                                        ------------------------------------------------------------
                                                                        B
                                                                        ------------------------------------------------------------
                                                                        C
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                          A
                                                                        ------------------------------------------------------------
                                                                        B
                                                                        ------------------------------------------------------------
                                                                        C
------------------------------------------------------------------------------------------------------------------------------------

EXAMPLE TABLE B

The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return,
(2) full surrender at the end of each period, and (3) assuming the GMIB and ADB-Extra riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Double Enhanced Death Benefit Option (0.60%)
B = Return of Premium Death Benefit Option (0.45%)
C = 6 Year Step-Up To Age 81 Death Benefit Option (0.50%)

                                                                       -----------------------------------------------------------
                                                                             1              3             5             10
                                                                            Year          Years         Years          Years
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation                                       A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                                           A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
American Century International                                    A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Clarion Real Estate Securities                                    A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation                                     A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                                             A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity                                                    A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Enhanced Index                                        A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Janus Global                                                      A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Janus Growth                                                      A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Moderate Asset Allocation                                         A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Moderately Aggressive Asset Allocation                            A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
LKCM Strategic Total Return                                       A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
PBHG Mid Cap Growth                                               A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Bond                                           A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Salomon All Cap                                                   A
                                                                  ----------------------------------------------------------------

                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
-----------------------------------------------------------------------------------------------------------------------------------
Transamerica Growth                                               A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Transamerica Small Company                                        A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Transamerica Value Balanced                                       A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Active International Allocation                        A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                                        A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio - Class B                               A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio - Class B                       A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio - Class B                           A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse - International Equity Portfolio                    A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse - Small Company Growth Portfolio                    A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus - Core Bond Portfolio - Service Class                     A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund - Service Class          A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Appreciation Portfolio - Service Class              A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II                                A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                                     A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                  A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Federated Utility Fund II                                         A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                            A
                                                                  ----------------------------------------------------------------
                                                                  B
                                                                  ----------------------------------------------------------------
                                                                  C
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                                     A
                                                                     --------------------------------------------------------------
                                                                     B
                                                                     --------------------------------------------------------------
                                                                     C
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio - Class 2 Shares                          A
                                                                     --------------------------------------------------------------
                                                                     B
                                                                     --------------------------------------------------------------
                                                                     C
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio - Class 2 Shares   A
                                                                     --------------------------------------------------------------
                                                                     B
                                                                     --------------------------------------------------------------
                                                                     C
----------------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio - Class 2 Shares                A
                                                                     -------------------------------------------------------------
                                                                     B
                                                                     -------------------------------------------------------------
                                                                     C
----------------------------------------------------------------------------------------------------------------------------------
Stein Roe Small Company Growth Fund - Class A                        A
                                                                     -------------------------------------------------------------
                                                                     B
                                                                     -------------------------------------------------------------
                                                                     C
----------------------------------------------------------------------------------------------------------------------------------
Strong International Stock Fund II                                   A
                                                                     -------------------------------------------------------------
                                                                     B
                                                                     -------------------------------------------------------------
                                                                     C
----------------------------------------------------------------------------------------------------------------------------------
Strong Multi Cap Value Fund II                                       A
                                                                     -------------------------------------------------------------
                                                                     B
                                                                     -------------------------------------------------------------
                                                                     C
----------------------------------------------------------------------------------------------------------------------------------
Vanguard - Equity Index Portfolio                                    A
                                                                     -------------------------------------------------------------
                                                                     B
                                                                     -------------------------------------------------------------
                                                                     C
----------------------------------------------------------------------------------------------------------------------------------
Vanguard - Mid-Cap Index Portfolio                                   A
                                                                     -------------------------------------------------------------
                                                                     B
                                                                     -------------------------------------------------------------
                                                                     C
----------------------------------------------------------------------------------------------------------------------------------
Vanguard - Short-Term Corporate Portfolio                            A
                                                                     -------------------------------------------------------------
                                                                     B
                                                                     -------------------------------------------------------------
                                                                     C
----------------------------------------------------------------------------------------------------------------------------------
Vanguard - Total Bond Market Index Portfolio                         A
                                                                     -------------------------------------------------------------
                                                                     B
                                                                     -------------------------------------------------------------
                                                                     C
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                                A
                                                                     -------------------------------------------------------------
                                                                     B
                                                                     -------------------------------------------------------------
                                                                     C
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                       A
                                                                     -------------------------------------------------------------
                                                                     B
                                                                     -------------------------------------------------------------
                                                                     C
----------------------------------------------------------------------------------------------------------------------------------


You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy.

CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

1. THE ANNUITY POLICY

The Advisor's Edge Select variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Policy provides a means of investing on a tax-deferred basis in forty-eight Portfolios of the underlying mutual funds (the "Portfolios") and a fixed account. The fixed account offers interest rates that Peoples Benefit guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Peoples Benefit may offer and into which Premium Payments may be paid or amounts transferred.


Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Policy is unnecessary when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor's Edge Select variable annuity is a policy between you, the Policy Owner, and Peoples Benefit, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the forty-eight available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.


Other benefits available during the Accumulation Phase include the ability to:

..   Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account, page 20.)

..   Withdraw all or part of your money with no surrender penalty charged by
    Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 26.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 12.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the GMIB or Initial Payment Guarantee, then Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for these riders. If fixed, the payment amounts are guaranteed.


Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Peoples Benefit's Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit's other assets and can be used only to satisfy its obligations to Policy Owners.


2.  ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.


Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Commencement Date. Any Annuity Commencement Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the Policy month starting after the Annuitant attains age 85, except as expressly allowed by Peoples Benefit. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides five Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Peoples Benefit will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Peoples Benefit reserves the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under Annuity Payment Options 3-V or 5-V, the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 3-V and 5-V. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the GMIB and Initial Payment Guarantee.


A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

..   Payment Option 1 - Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Peoples Benefit agree. You and Peoples Benefit will agree on withdrawal rights when you elect this option.

..   Payment Option 2 - Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

..   Payment Option 3 - Life Income.  You may choose between:

    Fixed Payments

    . No Period Certain - We will make level payments only during the annuitant's lifetime.
    . 10 Years Certain - We will make level payments for the longer of the annuitant's lifetime or ten years.
    . Guaranteed Return of Policy Proceeds - We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

    Variable Payments

    . No Period Certain - Payments will be made only during the lifetime of the annuitant.
    . 10 Years Certain - Payments will be made for the longer of the annuitant's lifetime or ten years.

    Life with Emergency Cash(SM) (fixed or variable)

    Payments will be made during the lifetime of the annuitant. Payments will be made as long as either person is living. With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash(SM) benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender. The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the last annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation determined at contract issue date.)


..   Payment Option 4 - Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

..   Payment Option 5 - Joint and Survivor Annuity.  You may choose between:

    Fixed Payments

    . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

    Variable Payments

    . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

    Life with Emergency Cash(SM) (fixed or variable)

    Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash(SM) benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender. The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the last annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation.)

Other annuity payment options may be arranged by agreement with Peoples Benefit. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:
..   you choose Life Income with No Period Certain or a Joint and Survivor
    Annuity; and
..   the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:
..   we may make only one (two, three, etc.) annuity payments.


IF:
..   you choose Income for a Specified Period, Life Income with 10 years Certain,
    Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
..   the person receiving payments dies prior to the end of the guaranteed period;

THEN:
..   the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

However, IF:
..   you choose Life with Emergency Cash(SM); and
..   the annuitant dies before age 100;

THEN:
..   the Life with Emergency Cash(SM) death benefit will be paid.



We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Peoples Benefit informed of their current address.


Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

            A Few Things to Keep in Mind Regarding Annuity Payments

.. If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Payment Option 3 - Life Income (with 10 years of payments guaranteed). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.
.. Peoples Benefit reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.
..  From time to time, Peoples Benefit may require proof that the Annuitant,
   Joint Annuitant, or Policy Owner is living.
.. If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Peoples Benefit's consent.
..  At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples
   Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.
..  Once Annuity Payments begin, you may not select a different Annuity Payment
   Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.
.. If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.
.. You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.
.. If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep Peoples Benefit informed of the Payee's most current address of record.

3.  PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor's Edge Select variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Peoples Benefit will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

If Peoples Benefit cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, Peoples Benefit will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to Peoples Benefit's retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Policies, Peoples Benefit also offers the Advisor's Edge Select as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 26.)

                                  DEFINITION

                               Qualified Policy

When the term "Qualified Policy" is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.


Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two business days of receipt of the Premium Payment, customer order form and other required documents.

            A Few Things to Keep in Mind Regarding Premium Payments

..    The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

..    The minimum Initial Premium Payment for a Qualified Policy is $1,000 (or
     $50 if by payroll deduction).

..    You may make additional Premium Payments at any time during the
     Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

..    Additional Premium Payments received before the close of the New York Stock
     Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

..    The total of all Premium Payments may not exceed $1,000,000 without our prior approval.

..    Your Initial Net Premium Payment will be immediately invested among the
     Subaccounts selected in your customer order form. See Allocation of Premium Payments, page 16, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.


                                  DEFINITION

                                  Premium Tax

A Premium Tax is a regulatory tax some states assess on the Premium Payments made into a Policy. If we should have to pay any Premium Tax, we will deduct it from the Policy Value on the Annuity Commencement Date, date of death, or date of full surrender.

As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and subsequent Purchase Payments:

                                                                       Non-
                                                          Qualified  Qualified
                                                          ---------  ---------
           South Dakota.................................    0.00%      1.25%

As of the date of this Prospectus, the following states assess a Premium Tax against the Adjusted Policy Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                                       Non-
                                                          Qualified  Qualified
                                                          ---------  ---------
          California....................................    0.50%      2.35%
          Maine.........................................    0.00       2.00
          Nevada........................................    0.00       3.50
          West Virginia.................................    1.00       1.00
          Wyoming.......................................    0.00       1.00


Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Peoples Benefit. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.


                         WHAT'S MY POLICY WORTH TODAY?

                                 Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus -

..    any additional Net Premium Payments credited
..    any increase in the Policy Value due to investment results of the
     Subaccount(s) you selected and the interest credited to the Guaranteed Period Options
..    Positive Excess Interest Adjustment, if applicable

minus -

..    any decrease in the Policy Value due to investment results of the
     Subaccount(s) you selected
..    the daily Mortality and Expense Risk Fee
..    the daily Administrative Expense Charge
..    the Annual Policy Service Charge, if applicable
..    any withdrawals
..    any charges for Transfers made after the first twelve in a Policy Year
..    Negative Excess Interest Adjustment, if applicable
..    any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Peoples Benefit will credit a certain number of Accumulation Units to your Policy. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is received. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Policy Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.


4.  INVESTMENT OPTIONS

The Advisor's Edge Select variable annuity offers you a means of investing in forty-eight Portfolios offered by thirteen different investment companies (each investment company a "Fund") and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio's investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account, page 19.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

The Policy was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such exchanges may be disruptive to an underlying fund portfolio. The Company reserves the right to reject any Premium Payment or exchange request from any person, if, in the Company's judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject the Company's purchase order.

Owners of Policy Number AV375 should refer to Appendix B of this prospectus for available investment options and policy features.

AEGON/Transamerica Series Fund, Inc.
Subadvised by AEGON/Transamerica Fund Advisors, Inc.
         Aggressive Asset Allocation
         Conservative Asset Allocation
         Moderate Asset Allocation
         Moderately Aggressive Asset Allocation
Subadvised by Fred Alger Management, Inc.
         Alger Aggressive Growth
Subadvised by American Century Investment Management, Inc.
         American Century International
Subadvised by Clarion CRA Securities, LP
         Clarion Real Estate Securities, formerly J.P. Morgan Real Estate Securities
Subadvised by The Dreyfus Corporation
         Dreyfus Small Cap Value
Subadvised by Gabelli Asset Management Company
         Gabelli Global Growth
Subadvised by GE Asset Management Incorporated
         GE U.S. Equity
Subadvised by J.P. Morgan Investment Management, Inc.
         J.P. Morgan Enhanced Index Portfolio, formerly Endeavor Enhanced Index Portfolio
Subadvised by Janus Capital Corporation
         Janus Growth
Subadvised by Luther King Capital Management Corporation
         LKCM Strategic Total Return
Subadvised by Pilgrim Baxter & Associates, Ltd.
         PBHG Mid Cap Growth
Subadvised by Pacific Investment Management Company, LLC
         PIMCO Total Return Bond
Subadvised by Salomon Brothers Asset Management Inc.
         Salomon All Cap

Subadvised by Transamerica Investment Management, LLC
         Transamerica Growth
         Transamerica Small Company
         Transamerica Value Balanced
Subadvised by Morgan Stanley Investment Management
         Van Kampen Active International Allocation
Subadvised by Van Kampen Asset Management Inc.
         Van Kampen Emerging Growth

Alliance Variable Products Series Fund, Inc.
Advised by Alliance Capital Management L.P.
         Alliance Growth Portfolio
         Alliance Premier Growth Portfolio
         Alliance Technology Portfolio

Credit Suisse Trust
Advised by Credit Suisse Asset Management, LLC
         Credit Suisse - International Equity Portfolio
         Credit Suisse - Small Company Growth Portfolio

Dreyfus Investment Portfolios - Service Class
Advised by The Dreyfus Corporation
         Dreyfus - Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund - Service Class
Advised by The Dreyfus Corporation
         Dreyfus VIF - Appreciation Portfolio




The Federated Insurance Series
Advised by Federated Investment Management Company
         Federated American Leaders Fund II
         Federated High Income Bond Fund II
         Federated Prime Money Fund II
         Federated Fund for U.S. Government Securities II
         Federated Utility Fund II

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
         Montgomery Variable Series: Growth Fund ("Montgomery Growth Fund") Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Fund")

Seligman Portfolios, Inc. - Class 2 Shares
Advised by J. & W. Seligman & Co.
         Seligman Capital Portfolio
         Seligman Communications and Information Portfolio
         Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust

Advised by Stein Roe & Farnham Incorporated
         Stein Roe Small Company Growth Fund, Variable Series - Class A, formerly Stein Roe Special Venture Fund
         ("Stein Roe Small Company Fund - Class A")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
         Strong Multi Cap Value Fund II




Vanguard Variable Insurance Fund
Advised by Vanguard's Fixed Income Group
         Short-Term Corporate Portfolio
         Total Bond Market Index Portfolio
Advised by Vanguard's Core Management Group
         Equity Index Portfolio
         Mid-Cap Index Portfolio
         REIT Index Portfolio

Wanger Advisors Trust
Advised by Liberty Wanger Asset Management, L.P.
         Wanger U.S. Small Cap
         Wanger International Small Cap


The following Subaccount is only available to Owners who held an investment in this Subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this Subaccount after September 1, 2000, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Fund, Inc.
Subadvised by Janus Capital Corporation
         Janus Global

Effective April 6, 2001, the mutual fund underlying the following Subaccount was closed to new participation agreements with other insurance company separate accounts for shareholder servicing.

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
         Strong International Stock Fund II


There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to some of the Funds may compensate Peoples Benefit for providing administrative services in connection with some of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Peoples Benefit's general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Surrenders or partial withdrawals from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment. This adjustment may increase or decrease the amount of interest credited to your policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with Peoples Benefit's other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your Policy will remain level for the entire income phase.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make unlimited transfers of money among the Subaccounts at no cost, subject to the following conditions:

..    You may make requests for transfers in writing or by telephone. Peoples
     Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

..    The minimum amount you may transfer from a Subaccount is $500 (unless the
     Policy Value in a Subaccount is less than $500).

..    Peoples Benefit does not currently charge a fee for transfers among the
     Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

..    Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

     - Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.
     - Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.
     - Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.
     - Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

..    There are no transfers permitted out of the Dollar Cost Averaging Fixed
     Account Option except through the Dollar Cost Averaging Program.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her Policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner's records prior to processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will "rebalance" monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other transfer is requested.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically transfer money from the Dollar Cost Averaging Fixed Account Option or the Federated Prime Money Fund II into any other Subaccounts. There is no charge for this program.

Complete and clear instructions must be received before a dollar cost averaging program will begin. The instructions must include:

..    the Subaccounts into which money from the Dollar Cost Averaging Fixed
     Account (or other subaccount(s) used for dollar cost averaging) is to be transferred; and
..    either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

Transfers must begin within 30 days. We will make the transfers on the 28/th/ day of the applicable month. You may change your allocations at anytime.

Only one dollar cost averaging program can run at one time. This means that any addition to a dollar cost averaging program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a dollar cost averaging program.

Any amount in the Dollar Cost Averaging Fixed Account (or other subaccount(s) used for dollar cost averaging) for which we have not received complete and clear instructions will remain in the Dollar Cost Averaging Fixed Account (or other such subaccount) until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the guaranteed effective annual interest rate of 3%.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.


                               A CLOSER LOOK AT

                             Dollar-Cost Averaging

The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Subaccounts each month, more Accumulation Units are credited to a Subaccount if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

5. EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce (or increase) the interest credited in the fixed account to the guaranteed minimum of 3% per year. See "Excess Interest Adjustment" in Section 7 of this prospectus and the Statement of Additional Information.

Mortality and Expense Risk Fee

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.30%. For the 6 Year Step-Up Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.35%. For the Double Enhanced Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.45%.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit's surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.


                               A CLOSER LOOK AT

                      The Mortality and Expense Risk Fee

Peoples Benefit assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.


Administrative Expense Charge

Peoples Benefit assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.


Transfer Fee

You are allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging tranfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Guaranteed Minimum Income Benefit

If you elect the GMIB, there is an annual rider fee during the accumulation phase of 0.45% of the minimum income base, and a guaranteed minimum payment fee during the income phase at an annual rate of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the Policy.

Additional Death Benefit

If you elect the ADB, there is an annual rider fee during the accumulation phase of 0.25% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Additional Death Benefit - Extra

If you elect the ADB - Extra, there is an annual fee of 0.50% or 0.60% of the Policy Value in the subaccounts for the 50% and 75% initial death benefit option, respectively. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we received all necessary regulatory approvals) during the accumulation phase.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency Cash(SM) Surrender Charge

If you select the Life with Emergency Cash annuity payment option, then you can surrender your contract even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date, according to the following schedule:

   ----------------------------------------------------------------------------
          Number of years Since            Surrender Charge (as a percentage
        Annuity Commencement Date              of adjusted policy value)
   ----------------------------------------------------------------------------
                   0-1                                     4%
   ----------------------------------------------------------------------------
                   1-2                                     3%
   ----------------------------------------------------------------------------
                   2-3                                     2%
   ----------------------------------------------------------------------------
                   3-4                                     1%
   ----------------------------------------------------------------------------
                4 or more                                  0%
   ----------------------------------------------------------------------------

Note carefully the following three things about this surrender charge:

   . this surrender charge is measured from the annuity commencement date and not from the premium payment date;
   . this charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash annuity payment option, and not a percentage of premium; and
   .  under this payment option, there is no surrender charge free amount.


Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in each Fund's prospectus and Statement of Additional Information.


6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit's understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.


TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS, page 25, and DIVERSIFICATION STANDARDS, page 25.)


                                A CLOSER LOOK AT

                                  Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.


Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This "investment in the Policy" can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Policy (note, however, that other penalties may apply); (vi) under an immediate annuity policy (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item
(iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

It is unclear whether stabilized annuity payments under the GMIB or the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax adviser on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the ADB and ADB - Extra as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the ADB and ADB-Extra or any other benefit provided under the policy should be treated as taxable withdrawals you should consult your tax adviser prior to selecting any optional benefit under the Policy.

ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue
Code).


MULTIPLE-POLICIES RULE

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Policy prior to the Policy's Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)


TRANSFERS OF ANNUITY POLICIES

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee's investment in the Policy will be increased by any amount included in the Policy Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).


ASSIGNMENTS OF ANNUITY POLICIES

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax adviser about the potential tax effects of such a transaction.


DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.


QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax adviser.

403(b) Policies

Peoples Benefit will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.


7.  ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase

..  by making a full or partial withdrawal
..  by electing an Annuity Payment Option
..  by your beneficiary in the form of a Death Benefit
..  by taking systematic payouts

On or before the Annuity Commencement Date, the Policy Value is equal to the owner's:

..  Premium Payments; minus
..  partial withdrawals (including the net effect of any applicable Excess
   Interest Adjustments on such withdrawals); plus
..  interest credited in the fixed account; plus or minus
..  accumulated gains or losses in the separate account; minus
..  service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.


Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

..  the value of your Policy; plus or minus
..  any Excess Interest Adjustment; minus
..  any applicable premium taxes and service charges


To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

--------------------------------------------------------------------------------
Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).
--------------------------------------------------------------------------------

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Peoples Benefit have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option in excess of 10% of your cumulative Premium Payment is subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to 10% of your cumulative Premium Payments each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the "free percentage."

There will be no Excess Interest Adjustment on any of the following:

..  lump sum withdrawals of the free percentage available;
..  nursing care and terminal condition withdrawals
..  unemployment withdrawals;
.. withdrawals to satisfy the minimum distribution requirements; and .. Systematic Payout Option payments, which do not exceed 10% of your cumulative
   Premium Payments divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Systematic Payout Option

You may elect to have a specified dollar amount provided to you from the portion of your Policy's value allocated to the Portfolios on a monthly, quarterly, semi-annual, or annual basis. The minimum amount for each Systematic Payout is $50. If payments are from the fixed account, then they cannot exceed the free percentage divided by the number of payments per year. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

You may elect this option by completing a Systematic Payout Option Request Form.

Peoples Benefit must receive your Form at least 30 days before the date you want Systematic Payouts to begin. Peoples Benefit will process each Systematic Payout on the date and at the frequency you specified in your Systematic Payout Option Application Form. The start date for Systematic Payouts must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Payout Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days' notice, and we also reserve the right to charge a fee for the option.


Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

..   the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted
..   an emergency exists as defined by the SEC, or the SEC requires that trading be restricted
..   the SEC permits a delay for your protection as a Policy Owner
..   the payment is derived from premiums paid by check, in which case Peoples
    Benefit may delay payment until the check has cleared your bank

                            Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 23, and Penalty Taxes on Certain Early Withdrawals, page 24.

Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

Guaranteed Minimum Income Benefit

The optional Guaranteed Minimum Income Benefit ("GMIB") assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below) you can apply to a GMIB payment option and which also guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The GMIB will not be issued if you are age 91 or older (earlier, if required by state law). You also have the option to upgrade your minimum income base.

You can annuitize under the GMIB (subject to the conditions described below) at the greater of the adjusted Policy Value or the minimum income base. Minimum Income Base. The minimum income base on the rider date (i.e., the date the rider is added to the Policy) is the Policy Value. After the rider date, the minimum income base is:
..  the minimum income base on the rider date; plus
..  any subsequent premium payments; minus
..  any subsequent surrenders;
..  each of which is accumulated at the annual growth rate from the date of each transaction; minus
..  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your Policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum income base may only be used to annuitize using the GMIB payment options and may not be used with any other annuity payment options. The GMIB payment options are:
..  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
.. Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:
IF:
..  You choose Life Income with No Period Certain or Joint and Full Survivor with
   No Period Certain; and
..  The annuitant(s) dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
..  We will make only one (two, three, etc.) annuity payments.

IF:
..  You annuitize using the GMIB before the 10/th/ rider anniversary;
THEN:
..  the first payment will be calculated with an annuity factor age adjustment.
   See "Annuity Factor Age Adjustment" below.

Annuity Factor Age Adjustment. If you annuitize using the GMIB before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age. This results in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. If you are over 84 when you elect the rider or upgrade your minimum income base, (earlier if required by state law), you will be subject to an annuity factor age adjustment if you annuitize under the rider. The age adjustment is as follows:

             --------------------------------------------------------
                  Number of Years             Age Adjustment:
                     Since the           Number of Years Subtracted
                    Rider Date                 from Your Age
             --------------------------------------------------------
                       0-1                          10
             -------------------------------------------------------
                       1-2                          9
             -------------------------------------------------------
                       2-3                          8
             -------------------------------------------------------
                       3-4                          7
             -------------------------------------------------------
                       4-5                          6
             -------------------------------------------------------
                       5-6                          5
             -------------------------------------------------------
                       6-7                          4
             -------------------------------------------------------
                       7-8                          3
             -------------------------------------------------------
                       8-9                          2
             -------------------------------------------------------
                       9-10                         1
             -------------------------------------------------------
                       *10                          0
             -------------------------------------------------------

* is greater than

The minimum income base is used solely to calculate the GMIB annuity payments and does not establish or guarantee a Policy Value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted Policy Value at otherwise applicable annuity factors. Therefore, the GMIB should be regarded as a safety net. The costs of annuitizing under the GMIB includes the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee rider (described below) also provides for a minimum payout level, and it uses actuarial criteria (such as a 5.0 % AIR) that provide for higher payment levels for a given Policy Value than the GMIB. You should carefully consider these factors, since electing annuity payments under the GMIB will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted Policy Value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the Policy Value after the first rider anniversary and before your 91st birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The Policy Value used will be the Policy Value calculated immediately after we receive all necessary information to complete the upgrade.

If you upgrade:
..  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
..  the new fees, thresholds and factors may be higher (or lower) than before;
   and
..  the new annual growth rate may be lower (or higher) than before.

Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your Adjusted Policy Value exceeds your minimum income base on the applicable Policy Anniversary.

Conditions of Exercise of the GMIB. You can only annuitize using the GMIB within the 30 days after a Policy Anniversary after the GMIB is elected. You cannot, however, annuitize using the GMIB after the Policy Anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the GMIB on page one of the rider.

NOTE CAREFULLY:
..  If you annuitize at any time other than indicated above, you cannot use the
   GMIB.
.. If you annuitize before the 10/th/ rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."

Guaranteed Minimum Stabilized Payments. Annuity payments under the GMIB are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized," that is, held constant during each Policy Year.

During the first Policy Year after annuitizing using the GMIB, each stabilized payment will equal the initial payment. On each Policy Anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that Policy Year. The stabilized payment on each Policy Anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

GMIB Fee. A rider fee, currently 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of Policy Value in each investment option. This fee is deducted even if the adjusted Policy Value exceeds the minimum income base.

The rider fee on any given rider anniversary will be waived if the Policy Value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum income base.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the GMIB, in addition to the Policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The GMIB will terminate upon the earliest of the following:
..  the date we receive written notice from you requesting termination of the
   GMIB (you may not terminate the rider before the first rider anniversary); .. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the GMIB);
.. upgrade of the minimum income base (although a new rider will be issued); .. termination of your Policy; or o 30 days after the Policy Anniversary after your 94th birthday (earlier if required by state law).

The GMIB rider may vary by state and may not be available in all states.


Additional Death Benefit

The optional ADB pays an additional death benefit amount (based on earnings since the rider was issued) when a death benefit is payable under your Policy, in certain circumstances. The ADB is available for issue ages through age 80.

ADB Amount. The ADB is only payable if you elected the rider prior to the death triggering the payment of the Policy death benefit and a death benefit is payable under the Policy. The ADB is equal to:
.. the ADB factor (see below) multiplied by .. the rider earnings on the date used to calculate the death benefit.

Rider earnings equal:
..  the Policy death benefit; minus
..  Policy Value on the rider date; minus
..  premium payments after the rider date; plus
.. surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB if there are no rider earnings on the date the death benefit is calculated.

If you purchase your Policy as part of a 1035 transfer or added the ADB after you purchased the Policy, rider earnings do not include any gains before the ADB is added to your Policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the ADB will be considered.

Please see the SAI for an example which illustrates the ADB payable as well as the effect of a partial surrender on the ADB.

Spousal Continuation. If a spouse elects to continue the Policy instead of receiving a death benefit and ADB, the spouse has the following options:
.. Continue the Policy and receive a one-time Policy Value increase equal to the ADB. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as they are under the age of 81, however, it would only cover gains from the time of such election going forward; or
.. Continue the Policy without the one-time Policy Value increase and continue the rider as is. When the next death benefit is payable, the rider will pay the ADB based on gains since the rider was issued, not since the time of the first death. If the rider is terminated prior to this death, no additional death benefit amount is payable.

Rider Fee. A rider fee, currently 0.25% of the Policy Value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits because there are no rider earnings.

Termination.  The rider will remain in effect until:
.. you cancel it by notifying our service center in writing, .. the Policy is annuitized or surrendered, or .. the ADB is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADB may be re-elected, however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The ADB may vary by state and may not be available in all states.

Additional Death Benefit - Extra

The optional ADB - Extra pays an additional death benefit amount when a death benefit is payable under your Policy, in certain circumstances. The ADB - Extra is available for issue ages through age 75.

Additional Death Benefit Amount. The additional death benefit is only payable if you elected the rider five years prior to the death triggering the payment of the Policy death benefit, and a death benefit is payable under the Policy. If a death benefit is payable before the end of the fifth year, all rider fees paid since the rider date will be refunded. After the fifth year, the additional death benefit is equal to:
..  rider benefit percentage (40% for issues ages through age 70 and 25% for ages
   71-75) multiplied by the sum of:
   .   future growth (see below); and
   . the initial death benefit option multiplied by the Policy death benefit on the rider date, minus surrenders after the rider date that exceed future growth on the date of surrender.

Future growth equals:
..  the Policy death benefit payable; minus
..  the death benefit on the rider date; minus
..  premium payments after the rider date; plus
.. surrenders after the rider date that exceed the future growth on the date of the surrender.

No benefit is payable under the ADB - Extra if the Policy death benefit payable is less than one minus the initial death benefit option, multiplied by the death benefit at the time the rider was added (adjusted for surrenders after the rider date). For purposes of computing taxable gains, both the death benefit payable under the Policy and the additional death benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional death benefit.

Spousal Continuation. If a spouse elects to continue the Policy instead of receiving the death benefit and additional death benefit, the spouse will receive a one-time Policy Value increase equal to the additional death benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as they are under the age of 76.

Rider Fee. A rider fee, 0.50% of the Policy Value for the 50% initial death benefit option and 0.60% of the Policy Value for the 75% initial death benefit option, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits. Termination. The rider will remain in effect until:
.. you cancel it by notifying our service center in writing, .. the Policy is annuitized or surrendered, or .. the additional death benefit is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADB - Extra may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The ADB - Extra may vary by state and may not be available in all states.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage (currently 80%) of the initial payment (i.e., the guaranteed payment). Once the rider is added, the guaranteed percentage will not change during the life of the rider.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. Once the rider is added, the rider fee will not change during the life of the rider.

Other Terms and Conditions. You may purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have selected this option.

The Initial Payment Guarantee uses a 5.0% AIR to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals 5.0%. The payments will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level).

The GMIB described above uses a 3.0% AIR to calculate the first payment. Therefore, for a given dollar amount of Policy Value applied to an annuity payment option, the initial payment will be lower with the GMIB than with the Initial Payment Guarantee.

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.


Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

.. Confined in a hospital or nursing facility for 30 days in a row; or .. Diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, which is applicable) must have been:

.. employed full time for at least two years prior to becoming unemployed; and .. employed full time on the Policy Date; and .. unemployed for at least 60 days in a row at the time of the withdrawal; and .. must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.


8.  PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Federated Prime Money Fund II, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.


ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentages reported.


Non-Standardized Total Return Year-To-Date

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.


Non-Standardized One Year Return

Peoples Benefit may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Subaccounts as if the Policy were in existence before its inception date (which it was not). After the Policy's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentage reported by Peoples Benefit.


Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.


The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Policy Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.


YIELD AND EFFECTIVE YIELD

Peoples Benefit may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Fund II. "Yield" refers to the income generated by an investment in the Federated Prime Money Fund II over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Federated Prime Money Fund II is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.


From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Subaccount that invests in the Federated Prime Money Fund II for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount's performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.


9.  DEATH BENEFIT

Peoples Benefit will pay a death benefit to your beneficiary, under certain circumstances, if the Annuitant dies before the Annuity Commencement Date and the Annuitant was also the Policy Owner. (If the Annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

When We Pay a Death Benefit

Before the Annuity Commencement Date
------------------------------------

We will pay a death benefit to your beneficiary IF:
..    you are both the Annuitant and an owner of the Policy; and
..    you die before the Annuity Commencement Date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:
..    you are not the Annuitant; and
..    the Annuitant dies before the Annuity Commencement Date; and
..    you specifically requested that the death benefit be paid upon the
     Annuitant's death.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date
-----------------------------------

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the Annuity Payment Option selected.

IF:
..    you are not the Annuitant; and
..    you die on or after the Annuity Commencement Date; and
..    the entire interest in the Policy has not been paid to you;

THEN:
..    the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:
-----------------------------------------------

IF:
..    you are not the Annuitant; and
..    the Annuitant dies prior to the Annuity Commencement Date; and
..    you did not specifically request that the death benefit be paid upon the
     Annuitant's death;

THEN:
..    you will become the new Annuitant and the Policy will continue.


IF:
..    you are not the Annuitant; and
..    you die prior to the Annuity Commencement Date;

THEN:
..    the new owner (unless it is your spouse) must generally surrender the
     Policy within five years of your death for the Policy Value increased or decreased by an Excess Interest Adjustment (if applicable).


Note carefully. If the Policy Owner does not name an Owner's designated
--------------
beneficiary, the Policy Owner's estate will become the new owner. If no probate estate is opened (because, for example, the Policy Owner has precluded the opening of a probate estate by means of a trust or other instrument), and Peoples Benefit has not received written notice of the trust as a successor owner signed prior to the Policy Owner's death, then that trust may not exercise ownership rights to the Policy. It may be necessary to open a probate estate in order to exercise ownership rights to the Policy if no Owner's designated beneficiary is named in the written notice received by Peoples Benefit.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The death benefit will be the greater of:

..    Policy Value on the date we receive the required information; or
..    Cash Value on the date we receive the required information (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or
..    Guaranteed Minimum Death Benefit, if any (discussed below).

Guaranteed Minimum Death Benefit Options

On the Policy customer order form, you generally may choose one of the three Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A.   Return of Premium Death Benefit
     -------------------------------

     The Return of Premium Death Benefit is:

..    the total Premium Payments;
..    less any adjusted partial withdrawals (discussed below) as of the date of death.
..    available if the Policy Owner or Annuitant is age 0 to 85 on the Policy
     Date.

     The Return of Premium Death Benefit is not available if the Policy Owner or Annuitant is 85 or older on the Policy Date.

B.   6 Year Step-Up To Age 81 Death Benefit

     The 6 Year Step-Up Death Benefit is:

..    the higher of the initial premium or the Adjusted Policy Value on the
     6/th/, 12/th/, 18/th/, etc., Policy Anniversary prior to the earlier date of death or the Annuitant's 81/st/ birthday;
..    plus premiums paid
..    less partial withdrawals subsequent to the date of the 6/th/ anniversary with the largest Policy Value.
..    available if the Policy Owner or Annuitant is age 0 to 75 on the Policy
     Date.


C.   Double Enhanced Death Benefit
     -----------------------------

     The Double Enhanced Death Benefit is the greater of (1) or (2) where:

     (1) is a 5% Annually Compounding Death Benefit, equal to the Cumulative Premium Payments, minus Adjusted Partial Withdrawals, plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the Annuitant's date of death or the Annuitant's 81/st/ birthday; and
     (2) is a Step-Up Death Benefit, equal to the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant's date of death or the Annuitant's 81/st/ birthday, plus any Premium Payments since the date of the Policy Anniversary with the largest Policy Value, minus any Adjusted Partial Withdrawals since the date of the Policy Anniversary with the largest Policy Value.

     The Double Enhanced Death Benefit is available if the Policy Owner or Annuitant is 0 to 79 on the Policy Date.


Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.


10.  OTHER INFORMATION

Peoples Benefit Life Insurance Company ("Peoples Benefit," "We," "Us," "Our")

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

As of December 31, 2000, Peoples Benefit had statutory-basis assets of approximately $13.5 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self- and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at 202-624-2121.


Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Policy are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit's general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has forty-eight Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds. Additional Subaccounts may be established at Peoples Benefit's discretion. The Separate Account meets the definition of a "separate account" under Section 2(a)(37) of the 1940 Act.


Policy Owner ("You," "Your")

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy can be canceled and treated as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy.

Reinstatements

Peoples Benefit occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, Peoples Benefit will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Peoples Benefit). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Policy Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Policy Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Policy Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Peoples Benefit, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Peoples Benefit believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Peoples Benefit.

       TABLE OF CONTENTS FOR THE ADVISOR'S EDGE SELECT VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION


                                                                                                                        Page
GLOSSARY OF TERMS...................................................................................................       3
THE POLICY - GENERAL PROVISIONS.....................................................................................       5
     Owner..........................................................................................................       5
     Entire Policy..................................................................................................       5
     Non-Participating..............................................................................................       5
     Misstatement of Age or Sex.....................................................................................       6
     Assignment.....................................................................................................       6
     Addition, Deletion or Substitution of Investments..............................................................       6
     Excess Interest Adjustment.....................................................................................       6
     Computation of Variable Annuity Income Payments................................................................       7
     Exchanges......................................................................................................       8
GUARANTEED MINIMUM INCOME BENEFIT...................................................................................
ADDITIONAL DEATH BENEFIT............................................................................................
ADDITIONAL DEATH BENEFIT-EXTRA......................................................................................
PERFORMANCE INFORMATION.............................................................................................       8
     Money Market Subaccount Yields.................................................................................       9
     30-Day Yield for Non-Money Market Subaccounts..................................................................       9
     Standardized Average Annual Total Return for Subaccounts.......................................................      10
ADDITIONAL PERFORMANCE MEASURES.....................................................................................      11
     Non-Standardized Cumulative Total Return.......................................................................      11
     Non-Standardized Average Annual Total Return...................................................................      11
     Non-Standardized Total Return Year-to-Date.....................................................................      13
     Non-Standardized One Year Return...............................................................................      14
     Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical                      15
        Average Annual Total Return
     Individual Computer Generated Illustrations....................................................................      23
PERFORMANCE COMPARISONS.............................................................................................      24
SAFEKEEPING OF ACCOUNT ASSETS.......................................................................................      26
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS..................................................................      26
PEOPLES BENEFIT LIFE INSURANCE COMPANY..............................................................................      26
CERTAIN FEDERAL INCOME TAX CONSEQUENCES.............................................................................      26
   Tax Status of the Policy.........................................................................................      27
   Distribution Requirements........................................................................................      27
   Diversification Requirements.....................................................................................      27
   Owner Control....................................................................................................      27
   Withholding......................................................................................................      28
   Qualified Policies...............................................................................................      28
   Individual Retirement Annuities..................................................................................      28
   Roth Individual Retirement Annuities (Roth IRA)..................................................................      29
   Section 403(b) Plans.............................................................................................      29
   Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans.....................................................      29
   Deferred Compensation Plans......................................................................................      30
   Non-Natural Persons..............................................................................................      30
TAXATION OF PEOPLES BENEFIT.........................................................................................      30
STATE REGULATION OF PEOPLES BENEFIT.................................................................................      31
RECORDS AND REPORTS.................................................................................................      31
DISTRIBUTION OF THE POLICIES........................................................................................      31
LEGAL MATTERS.......................................................................................................      31
OTHER INFORMATION...................................................................................................      31
FINANCIAL STATEMENTS................................................................................................      32

                                   APPENDIX A


CONDENSED FINANCIAL INFORMATION

(For the period January 1, 1994 through December 31, 2001)



                                     Aggressive      Alger       American      Clarion   Conservative                 Gabelli
                                        Asset     Aggressive     Century     Real Estate     Asset    Dreyfus Small    Global
                                     Allocation     Growth    International  Securities   Allocation    Cap Value      Growth
                                     ----------     ------    -------------  ----------  -----------    ---------      ------
Accumulation unit value as of:
------------------------------
    Start Date*....................      N/A        1.000           N/A        1.000          N/A        1.000
    12/31/1998.....................      N/A          N/A           N/A          N/A          N/A        1.192           N/A
    12/31/1999.....................      N/A        1.488           N/A        0.895          N/A        1.520           N/A
    12/31/2000.....................      N/A        1.007           N/A        1.143          N/A        1.662           N/A
    12/31/2001.....................      N/A                        N/A                       N/A
Number of units Outstanding as of
---------------------------------
    12/31/1998.....................      N/A          N/A           N/A          N/A          N/A        1,000           N/A
    12/31/1999.....................      N/A      246,122           N/A        2,881          N/A      541,435           N/A
    12/31/2000.....................      N/A    1,343,845           N/A      185,954          N/A    1,310,663           N/A
    12/31/2001.....................      N/A                        N/A                       N/A



                                                                                            LKCM         Moderate      Moderately
                                     GE U.S.   J.P. Morgan                              Strategic Total   Asset        Aggressive
                                     Equity   Enhanced Index  Janus Global Janus Growth     Return      Allocation  Asset Allocation
                                     ------   --------------  ------------ ------------     ------      ----------  ----------------
Accumulation unit value as of:
------------------------------
    Start Date*....................                1.000         1.000        1.000        1.000            N/A           N/A
    12/31/1998.....................     N/A        1.154           N/A          N/A          N/A            N/A           N/A
    12/31/1999.....................     N/A        1.343         1.553        1.359        1.053            N/A           N/A
    12/31/2000.....................     N/A        1.179         1.262        0.951        0.999            N/A           N/A
    12/31/2001.....................                                                                         N/A           N/A
Number of units Outstanding as of
---------------------------------
    12/31/1998.....................     N/A        1,000           N/A          N/A          N/A            N/A           N/A
    12/31/1999.....................     N/A    1,662,595       575,729      676,855      280.925            N/A           N/A
    12/31/2000.....................     N/A    3,225,502     3,050,196    5,679,261    1,019,180            N/A           N/A
    12/31/2001.....................                                                                         N/A           N/A



                                        PBHG         PIMCO                               Transamerica Transamerica   Van Kampen
                                       Mid Cap   Total Return    Salomon    Transamerica     Small        Value     Active Int'l
                                       Growth        Bond        All Cap       Growth       Company     Balanced     Allocation
                                       ------        ----        -------       ------       -------     --------     ----------
Accumulation unit value as of:
------------------------------
    Start Date*....................                   N/A                                                  N/A           1.000
    12/31/1998.....................      N/A          N/A           N/A          N/A          N/A          N/A           1.102
    12/31/1999.....................      N/A          N/A           N/A          N/A          N/A          N/A           1.437
    12/31/2000.....................      N/A          N/A           N/A          N/A          N/A          N/A           1.157
    12/31/2001.....................                   N/A                                                  N/A
Number of units outstanding as of
---------------------------------
    12/31/1998.....................      N/A          N/A           N/A          N/A          N/A          N/A           1,000
    12/31/1999.....................      N/A          N/A           N/A          N/A          N/A          N/A       1,139,793
    12/31/2000.....................      N/A          N/A           N/A          N/A          N/A          N/A       1,312,308
    12/31/2001.....................                   N/A                                                  N/A



                                    Van Kampen              Alliance                                  Credit Suisse -
                                     Emerging     Alliance  Premier      Alliance    Credit Suisse -     Small Co.      Dreyfus -
                                      Growth       Growth    Growth     Technology    Int'l Equity        Growth       Core Bond
                                      ------       ------    ------     ----------    ------------        ------       ---------
Accumulation unit value as of:
------------------------------
    Start Date*....................                                                       1.000            1.000
    12/31/1998.....................      N/A          N/A       N/A          N/A          1.078            1.169           N/A
    12/31/1999.....................      N/A          N/A       N/A          N/A          1.630            1.947           N/A
    12/31/2000.....................      N/A          N/A       N/A          N/A          1.190            1.571           N/A
    12/31/2001.....................
Number of units outstanding as of
---------------------------------
    12/31/1998.....................      N/A          N/A       N/A          N/A          1,000            1,000           N/A
    12/31/1999.....................      N/A          N/A       N/A          N/A         17,503           14,585           N/A
    12/31/2000.....................      N/A          N/A       N/A          N/A        324,739        1,599,802
    12/31/2001.....................

                                  Dreyfus Socially                   Federated    Federated    Federated    Federated
                                    Responsible      Dreyfus VIF -   American    High Income  Prime Money   U.S. Gov't    Federated
                                      Growth         Appreciation     Leaders       Bond      -----------   Securities     Utility
                                      ------         ------------    ---------     ------                   ----------     -------
Accumulation unit value as of:
------------------------------
    Start Date*....................                                      1.000        1.000        1.000        1.000        1.000
    12/31/1998.....................      N/A             N/A             1.096        1.056        1.005        1.007        1.062
    12/31/1999.....................      N/A             N/A             1.512        1.065        1.036        0.986        1.064
    12/31/2000.....................      N/A             N/A             1.162        0.954        1.082        1.079        0.946
    12/31/2001.....................
Number of units outstanding as of
---------------------------------
    12/31/1998.....................      N/A             N/A             1,000        1,000      449,266        1,000        1,000
    12/31/1999.....................      N/A             N/A         1,288,094      327,458   13,680,189    1,512,032      166,796
    12/31/2000.....................      N/A             N/A         1,463,986      697,331    3,521,141    3,093,041      400,549
    12/31/2001.....................



                                                  Montgomery                  Selilgman     Seligman     Stein Roe      Strong
                                     Montgomery    Emerging      Seligman   Communications   Global      Small Co.  International
                                       Growth      Markets       Capital        And        Technology     Growth        Stock
                                       ------      -------       -------     Information   ----------     ------        -----
                                                                             -----------
Accumulation unit value as of:
------------------------------
    Start Date*....................    1.000        1.000                                                  1.000         1.000
    12/31/1998.....................    1.115        1.055           N/A          N/A          N/A          1.097         1.146
    12/31/1999.....................    1.327        1.714           N/A          N/A          N/A          1.601         2.114
    12/31/2000.....................    1.189        1.206           N/A          N/A          N/A          1.492         1.260
    12/31/2001.....................
Number of units outstanding as of
---------------------------------
    12/31/1998.....................    1,000        1,000           N/A          N/A          N/A          1,000         1,000
    12/31/1999.....................  694,679       19,596           N/A          N/A          N/A         17,443        11,722
    12/31/2000.....................  974,438      146,101           N/A          N/A          N/A        501,747        87,708
    12/31/2001.....................



                                         Strong                                             Vanguard -   Vanguard -
                                        Multi Cap   Vanguard -    Vanguard -   Vanguard -   Short-Term   Total Bond      Wanger
                                          Value    Equity Index Mid-Cap Index  REIT Index    Corporate  Market Index U.S. Small Cap
                                          -----    ------------ -------------  ----------    ---------  ------------ --------------
Accumulation unit value as of:
------------------------------
    Start Date*....................       1.000          N/A           N/A          N/A          N/A          N/A         1.000
    12/31/1998.....................       1.185          N/A           N/A          N/A          N/A          N/A         1.114
    12/31/1999.....................       1.134          N/A           N/A          N/A          N/A          N/A         1.373
    12/31/2000.....................       1.205          N/A           N/A          N/A          N/A          N/A         1.243
    12/31/2001.....................                      N/A           N/A          N/A          N/A          N/A
Number of units outstanding as of
---------------------------------
    12/31/1998.....................       1,000          N/A           N/A          N/A          N/A          N/A         1,000
    12/31/1999.....................     246,470          N/A           N/A          N/A          N/A          N/A       549,766
    12/31/2000.....................   1,117,504          N/A           N/A          N/A          N/A          N/A       432,510
    12/31/2001.....................                      N/A           N/A          N/A          N/A          N/A



                                           Wanger
                                      Int'l Small Cap
                                      ---------------
Accumulation unit value as of:
------------------------------
    Start Date*............               1.000
    12/31/1998.............               1.159
    12/31/1999.............               2.584
    12/31/2000.............               1.835
    12/31/2001.............
Number of units outstanding as of
---------------------------------
    12/31/1998.............               1,000
    12/31/1999.............             305,860
    12/31/2000.............             726,164
    12/31/2001.............



*  Date of commencement of operations for the Subaccounts was as follows:
   10/26/98 for all Subaccounts except the Alger Aggressive Growth, J.P. Morgan Real Estate Securities, Janus Global, Janus Growth, and LKCM Strategic Total Return Subaccounts, which was 5/3/99. The following Subaccounts had a commencement date of 6/18/2001: Alliance Growth, Alliance Premier Growth, Alliance Technology, Dreyfus VIF - Appreciation, Dreyfus - Core Bond, Dreyfus Socially Responsible Growth, Seligman Capital, Seligman Communications and Information, Seligman Global Technology, Transamerica Small Company, Transamerica Growth, Gabelli Global Growth, GE U.S. Equity, PBHG Mid Cap Growth, Salomon All Cap and Van Kampen Emerging Growth. As of December 31, 2001, the following Subaccounts had not commenced operations: Aggressive Asset Allocation, Conservative

   Asset Allocation, Moderate Asset Allocation, Moderately Aggressive Asset Allocation, American Century International, PIMCO Total Return Bond, Transamerica Value Balanced, Vanguard - High-Grade Bond, Vangaurd - Short-Term Corporate; Vanguard - Equity Index, Vanguard - Mid-Cap Index and Vanguard - REIT Index.

                                  APPENDIX B

If you are a Policy Owner of Policy AV375, below is a description of the significant features of your Policy and the available investment options that may be different than described in the Prospectus. Please see your actual policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy AV375.

INVESTMENT OPTIONS

The Advisor's Edge Select variable annuity offers you a means of investing in twenty-one portfolios offered by nine different investment companies and four General Account Guaranteed Options.


The Federated Insurance Series                              Wanger Advisors Trust
     Federated American Leaders Fund II                          Wanger U.S. Small Cap
     Federated High Income Bond Fund II                          Wanger International Small Cap
     Federated Prime Money Fund II
     Federated Fund for U.S. Government Securities II       Credit Suisse Trust
     Federated Utility Fund II                              Credit Suisse - International
                                                                    Equity Portfolio
The Montgomery Funds III                                         Credit Suisse - Small Company
     Montgomery Variable Series: Growth Fund                        Growth Portfolio
     Montgomery Variable Series: Emerging Markets Fund
                                                            AEGON/Transamerica Series Fund, Inc.
SteinRoe Variable Investment Trust                               Alger Aggressive Growth
     Stein Roe Small Company Growth Fund, Variable               Clarion CRA Securities, LP, formerly J.P. Morgan
        Series - Class A, formerly Stein Roe Special                Real Estate Securities
        Venture                                                  Dreyfus Small Cap Value
                                                                 Janus Growth
Strong Variable Insurance Funds, Inc.                            LKCM Strategic Total Return
     Strong Multi Cap Value Fund II, formerly Strong             Van Kampen Active International Allocation,
         Schafer Value Fund II                                      formerly T. Rowe Price International Stock

                                                            The following Subaccount is only available to
                                                            Owners who held an investment in this Subaccount
                                                            on September 1, 2000. However, if an owner
                                                            withdraws all of his or her money from this
                                                            Subaccount after September 1, 2000, that owner may
                                                            not reinvest in this Subaccount.

                                                            AEGON/Transamerica Series Fund, Inc.
                                                                 Janus Global

                                                            Effective April 6, 2001, the mutual fund
                                                            underlying the following Subaccount was closed to
                                                            new participation agreements with other insurance
                                                            company separate accounts for shareholder
                                                            servicing:

                                                            Strong Variable Insurance Funds, Inc.
                                                                     Strong International Stock Fund II


Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

..    Life Annuity - Monthly Annuity Payments are paid for the life of an
     Annuitant, ending with the last payment before the Annuitant dies.

..    Joint and Last Survivor Annuity - Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

..    Life Annuity With Period Certain - Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

..    Installment or Unit Refund Life Annuity - Available as either a fixed
     (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

..    Designated Period Annuity - Available only on a fixed basis. Monthly
     Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 1.35% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

Fee Table

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Contract Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds.

Contractowner Transaction Expenses
Sales Load Imposed on Purchases........................................................ None
Contingent Deferred Sales Load (surrender charge)...................................... None
Exchange Fees.......................................................................... None

Annual Contract Maintenance Fee                                                         None

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Mortality and Expense Risk Charge...................................................... 1.35%
Administrative Charge.................................................................. 0.15%
                                                                                        ----
Total Annual Separate Account Expenses................................................. 1.50%*

* Separate Account Annual Expenses are not charged against the General Account Guaranteed Options.

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

Paid as a lump sum, the Death Benefit is the greater of:

     (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

     (2)  the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

     (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

     (2)  the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

                         A Word About Joint Annuitants

  The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

  During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

  During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

..    If there is more than one Beneficiary, each will share in the Death Benefit equally.

..    If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

..    If no Beneficiary is living, Peoples Benefit will pay the proceeds to the
     Contract Owner.

..    If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before Peoples Benefit receives due proof of the Annuitant's death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page 29.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

..    the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

..    an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

..    the SEC permits a delay for your protection as a Contract Owner

..    the payment is derived from premiums paid by check, in which case Peoples
     Benefit may delay payment until the check has cleared your bank.

                              THE ADVISOR'S EDGE
                               VARIABLE ANNUITY

                                Issued Through

                    Peoples Benefit Life Insurance Company
                              Separate Account V
                                      By
                    Peoples Benefit Life Insurance Company

                                  Prospectus

                                  May 1, 2002


The Advisor's Edge Variable Annuity (the "Policy") provides a means of investing on a tax-deferred basis in 54 portfolios of underlying mutual funds (the "Portfolios") and a fixed account which offers interest at rates that are guaranteed by Peoples Benefit Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.


Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Portfolios Associated with the Subaccounts:
------------------------------------------



  Aggressive Asset Allocation

     Alger Aggressive Growth

  American Century International
     Clarion Real Estate Securities
     Conservative Asset Allocation
     Dreyfus Small Cap Value

     Gabelli Global Growth
     GE U.S. Equity

  J.P. Morgan Enhanced Index

     Janus Growth
     LKCM Strategic Total Return

  Moderate Asset Allocation
     Moderately Aggressive Asset Allocation
     PBHG Mid Cap Growth
     PIMCO Total Return Bond

     Salomon All Cap

  Transamerica Growth
     Transamerica Small Company
     Transamerica Value Balanced
     Van Kampen Active International Allocation

     Van Kampen Emerging Growth



     Alliance Growth Portfolio
     Alliance Premier Growth Portfolio
     Alliance Technology Portfolio




     Credit Suisse - International Equity Portfolio
     Credit Suisse - Small Company Growth Portfolio




     DFA - VA Small Value Portfolio
     DFA - VA Large Value Portfolio
     DFA - VA International Value Portfolio
     DFA - VA International Small Portfolio
     DFA - VA Short-Term Fixed Portfolio
     DFA - VA Global Bond Portfolio



     Dreyfus - Core Bond Portfolio

     The Dreyfus Socially Responsible Growth Fund, Inc. -
     Service Class



     Dreyfus VIF - Appreciation Portfolio



     Federated American Leaders Fund II
     Federated High Income Bond Fund II
     Federated Prime Money Fund II
     Federated Fund for U.S. Government Securities II
     Federated Utility Fund II



     Montgomery Variable Series: Growth Fund
     Montgomery Variable Series: Emerging Markets Fund



     Seligman Capital Portfolio
     Seligman Communications and Information Portfolio

     Seligman Global Technology Portfolio



     Stein Roe Small Company Growth Fund,
     Variable Series - Class A



     Strong Multi Cap Value Fund II




  Vanguard - Equity Index Portfolio
     Vanguard - Mid-Cap Index Portfolio
     Vanguard - REIT Index Portfolio
     Vanguard - Short-Term Corporate Portfolio
     Vanguard - Total Bond Market Index Portfolio




     Wanger U.S. Small Cap
     Wanger International Small Cap

Contents

1     Cross Reference to Definitions            23       Taxes

2     Summary                                   26       Access to Your Money

7     Fee Table                                 29       Performance

9     Example                                   31       Death Benefit

11    The Annuity Policy                        33       Other Information

12    Annuity Payments                          36       Table of Contents of
                                                         Statement of Additional
                                                         Information

15    Purchase                                  A-1      Appendix A (Condensed
                                                         Financial Information)

18    Investment Options

22    Expenses


CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Policy where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase............................................................
Adjusted Policy Value.........................................................
Annuitant.....................................................................
Annuity Commencement Date.....................................................
Annuity Payment Options.......................................................
Business Day..................................................................
Cash Value....................................................................
Excess Interest Adjustment....................................................
Guaranteed Period Options.....................................................
Income Phase..................................................................
Initial Premium Payment.......................................................
Net Premium Payment...........................................................
Policy........................................................................
Policy Anniversary............................................................
Policy Date...................................................................
Policy Owner..................................................................
Policy Value..................................................................
Policy Year...................................................................
Portfolios....................................................................
Premium Payment...............................................................
Qualified Policy..............................................................
Right to Cancel Period........................................................
Tax Deferral..................................................................

                                    SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.


1.  THE ANNUITY POLICY

The Advisor's Edge Variable Annuity

Advisor's Edge is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company ("Peoples Benefit"). The Policy provides a means of investing on a tax-deferred basis in fifty-four Portfolios of the underlying funds and a fixed account offered by Peoples Benefit.


Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the fifty-four Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.


The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS, page 12, for more information about Annuity Payment Options.


2.  ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the payment is guaranteed). If you select a variable payment option, the dollar amount of your payments may go up or down, although under the Guaranteed Minimum Income Benefit and Initial Payment Guarantee, Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for these riders.



3.  PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval.

4.  INVESTMENT OPTIONS

When you purchase the Policy, your Premium Payments are deposited into the Peoples Benefit Life Insurance Company Separate Account V (the "Separate Account"). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the "Subaccounts"). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the fourteen Funds' prospectuses and to the fixed account. The fixed account offers an interest rate that Peoples Benefit guarantees. All of the following Subaccounts listed below are not available for investing by Owners of Policies issued with policy number NA103A. For more information contact your advisor.


AEGON/Transamerica Series Fund, Inc.

Subadvised by AEGON/Transamerica Fund Advisors, Inc.
         Aggressive Asset Allocation
         Conservative Asset Allocation
         Moderate Asset Allocation
         Moderately Aggressive Asset Allocation

Subadvised by Fred Alger Management, Inc.
         Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.
         American Century International
Subadvised by Clarion CRA Securities, LP
         Clarion Real Estate Securities, formerly J.P. Morgan Real Estate Securities
Subadvised by The Dreyfus Corporation
         Dreyfus Small Cap Value

Subadvised by Gabelli Asset Management Company
         Gabelli Global Growth
Subadvised by GE Asset Management Incorporated
         GE U.S. Equity
Subadvised by J.P. Morgan Investment Management, Inc.

      J.P. Morgan Enhanced Index Portfolio, formerly Endeavor Enhanced Index
         Portfolio

Subadvised by Janus Capital Corporation
         Janus Growth
Subadvised by Luther King Capital Management Corporation
         LKCM Strategic Total Return
Subadvised by Pilgrim Baxter & Associates, Ltd.

      PBHG Mid Cap Growth, formerly Pilgrim Baxter Mid Cap Growth
Subadvised by Pacific Investment Management Company, LLC
         PIMCO Total Return Bond

Subadvised by Salomon Brothers Asset Management Inc.
         Salomon All Cap

Subadvised by Transamerica Investment Management, LLC
         Transamerica Growth
         Transamerica Small Company
         Transamerica Value Balanced
Subadvised by Morgan Stanley Investment Management
         Van Kampen Active International Allocation, formerly T. Rowe Price International Stock Portfolio

Subadvised by Van Kampen Asset Management Inc.
         Van Kampen Emerging Growth

Alliance Variable Products Series Fund, Inc. - Class B
Advised by Alliance Capital Management L.P.
         Alliance Growth Portfolio
         Alliance Premier Growth Portfolio
         Alliance Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

      Credit Suisse - International Equity Portfolio
         Credit Suisse - Small Company Growth Portfolio


DFA Investment Dimensions Group, Inc.
Advised  by Dimensional Fund Advisors, Inc.
         DFA - VA Small Value Portfolio
         DFA - VA Large Value Portfolio
         DFA - VA International Value Portfolio
         DFA - VA International Small Portfolio
         DFA - VA Short-Term Fixed Portfolio
         DFA - VA Global Bond Portfolio

Dreyfus Investment Portfolios-Service Class
Advised by The Dreyfus Corporation
         Dreyfus - Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund -Service Class
Advised by The Dreyfus Corporation
         Dreyfus VIF - Appreciation Portfolio




The Federated Insurance Series
Advised by Federated Investment Management Company
         Federated American Leaders Fund II
         Federated High Income Bond Fund II
         Federated Prime Money Fund II
         Federated Fund for U.S. Government Securities II
         Federated Utility Fund II

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
         Montgomery Variable Series: Growth Fund ("Montgomery Growth Fund") Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Fund")

Seligman Portfolios, Inc. - Class 2 Shares
Advised by J. & W. Seligman & Co. Incorporated
         Seligman Capital Portfolio
         Seligman Communications and Information Portfolio
         Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated
         Stein Roe Small Company Growth Fund, Variable Series - Class A, formerly Stein Roe Special Venture Fund
         ("Stein Roe Small Company Growth Fund - Class A")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.


         Strong Multi Cap Value Fund II, formerly Strong Schafer Value Fund II





Vanguard Variable Insurance Fund
--------------------------------
Advised by Vanguard's Fixed Income Group
         Short-Term Corporate Portfolio
         Total Bond Market Index Portfolio
Advised by Vanguard's Core Management Group
         Equity Index Portfolio
         Mid-Cap Index Portfolio
         REIT Index Portfolio


Wanger Advisors Trust
Advised by Liberty Wanger Asset Management, L.P.
         Wanger U.S. Small Cap
         Wanger International Small Cap

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.


5.  EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Peoples Benefit will deduct mortality and expense risk fees and administrative charges at an annual rate of either 0.75%, 0.65% or 0.60% per year from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000 or (3) the Policy is a Qualified Policy.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

If you elect the Guaranteed Minimum Income Benefit option, there is an annual fee during the accumulation phase of 0.45% of the minimum income base. If you receive annuity payments under the rider, then during the income phase, there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the separate account.


If you elect the Additional Death Benefit option, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Benefit - Extra option, there is an annual fee of 0.50% or 0.60% of the Policy Value in the subaccounts for the 50% 75% initial death benefit option, respectively.


If you elect the Initial Payment Guarantee when you annuitize, there is a fee equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.



6.  TAXES

In general, you are not taxed on earnings on your investment in the Policy until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes, withdrawals are taken from earnings first, then from your investment in the Policy. For Annuity Payments, payments come partially from earnings and partially from your investment. You are taxed only on the earnings portion of each Annuity Payment. If you receive money from the Policy before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.


7.  ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have a Policy Value in the fixed account, you may take up to 10% free of Excess Interest Adjustments. Amounts withdrawn in excess of the 10% free amount, may be subject to Excess Interest Adjustments.

You may have to pay income tax and a tax penalty on any money you take out.


8.  PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission ("SEC"), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.


9.  DEATH BENEFIT

If you are both the owner and the annuitant and you die before the Income Phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

You may choose one of the following guaranteed minimum death benefits:

..   Return of Premium - available if the owner or annuitant is age 0 to 85 on the Policy Date
..   6 Year Step-Up To Age 81 - available if the owner or annuitant is age 0 to
    75 on the Policy Date
..   Double Enhanced Death Benefit - available if the owner or annuitant is age 0 to 79 on the Policy Date

If the guaranteed minimum death benefit is not available because of the age of the owner or annuitant, the death benefit will be the greater of the Policy Value or the Cash Value as of the date of death.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

10.  OTHER INFORMATION

Additional Features

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

..    You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

..    You can elect an optional rider that guarantees you a minimum income base.
     This feature is called the "Guarantee Minimum Income Benefit ("GMIB"). There is an extra charge for this rider.
..    You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the "Additional Death Benefit" ("ADB") and Additional Death Benefit - Extra ("ADB-Extra"). There is an extra charge for these riders.
..    You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 80% of the initial variable annuity payment. This feature is called the "Initial Payment Guarantee". There is an extra charge for this rider.

..    Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess
     Interest Adjustment. This feature is called the "Nursing Care and Terminal Condition Withdrawal Option."
..    Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the "Unemployment Waiver."
..    You may make transfers and/or change the allocation of additional Premium
     Payments by telephone.
..    You can arrange to have a certain amount of money (at least $500)
     automatically transferred from the fixed account or the Federated Prime Money Fund II either monthly or quarterly, into your choice of Subaccounts. This feature is called "Dollar Cost Averaging."

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.


Right to Cancel Period X

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. To cancel your investment, please return your Policy to us or to the agent from whom you purchased the Policy.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has fifty-four Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds.


Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 33.

11.  INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION


For more information about the Advisor's Edge variable annuity, call or write:
Peoples Benefit Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner's name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Policy Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Policy. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Policy costs and expenses, see EXPENSES, page 22.


------------------------------------------------------------------------------------------------------------------------------------
Policy Owner Transaction Expenses
Sales Load Imposed on Premiums....................................................................................      None
Contingent Deferred Sales Load (surrender charge).................................................................      None
Exchange Fees.....................................................................................................     $  10/(1)/
Optional Rider Fees:
       Guaranteed Minimum Income Benefit Fee/(4)/                                                                       0.45%
       Additional Death Benefit Fee                                                                                     0.25%
       Additional Death Benefit - Extra Fee                                                                             0.60%
Annual Policy Service Charge......................................................................................     $  30/(2)/
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Mortality and Expense Risk Fee....................................................................................      0.60%
Administrative Charge.............................................................................................      0.15%
                                                                                                                        ----
Total Annual Separate Account Expenses............................................................................      0.75%/(3)/
------------------------------------------------------------------------------------------------------------------------------------


/(1)/ Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

/(2)/ Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

/(3)/ Total Annual Separate Account Expenses shown (0.75%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0.10% and 0.15% per year higher than the 0.65% and 0.60% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

/(4)/ The annual rider fee is 0.45% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted. See Section 5, Expenses.

                        Portfolio Annual Expenses/(1)/

Except as indicated, the figures below are based on expenses for fiscal year 2001 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).



                                                                                                       Rule
                                                                        Management and       Other    12b-1   Total Portfolio
                                                                       Advisory Expenses   Expenses    Fee    Annual Expenses
                                                                       -----------------   --------    ---    ---------------
Aggressive Asset Allocation.........................................
Alger Aggressive Growth.............................................
American Century International......................................
Clarion Real Estate.................................................
Conservative Asset Allocation.......................................
Dreyfus Small Cap Value.............................................
Gabelli Global Growth...............................................
GE U.S. Equity......................................................
J.P. Morgan Enhanced Index..........................................
Janus Global........................................................
Janus Growth........................................................
Moderate Asset Allocation...........................................
Moderately Aggressive Asset Allocation..............................
LKCM Strategic Total Return.........................................
PBHG Mid Cap Growth.................................................
PIMCO Total Return Bond.............................................
Salomon All Cap.....................................................
Transamerica Growth.................................................
Transamerica Small Company..........................................
Transamerica Value Balanced.........................................
Van Kampen Active International Allocation..........................
Van Kampen Emerging Growth..........................................
Alliance Growth Portfolio - Class B.................................
Alliance Premier Growth Portfolio - Class B.........................
Alliance Technology Portfolio - Class B.............................
Credit Suisse - International Equity Portfolio......................
Credit Suisse - Small Company
Growth Portfolio....................................................
DFA - VA Small Value Portfolio......................................
DFA - VA Large Value Portfolio......................................
DFA - VA International Value Portfolio..............................
DFA - VA International Small Portfolio..............................
DFA - VA Short-Term Fixed Portfolio.................................
DFA - VA Global Bond Portfolio......................................
Dreyfus - Core Bond Portfolio - Service Class.......................
Dreyfus Socially Responsible Growth Fund - Service Class............
Dreyfus VIF - Appreciation Portfolio - Service Class................
Dreyfus Small Cap Value Portfolio...................................
Federated American Leaders Fund II..................................
Federated High Income Bond Fund II..................................
Federated Prime Money Fund II.......................................
Federated Fund for U.S. Government Securities II....................
Federated Utility Fund II...........................................
Montgomery Growth Fund..............................................
Montgomery Emerging Markets Fund....................................
Seligman Capital Portfolio - Class 2 Shares.........................
Seligman Communication and Information Portfolio - Class 2 Shares...
Seligman Global Technology Portfolio - Class 2 Shares...............
Stein Roe Small Company Growth Fund - Class A.......................
Strong International Stock Fund II..................................

Strong Multi Cap Value Fund II......................................
Vanguard - Equity Index Portfolio...................................
Vanguard - Mid-Cap Index Portfolio..................................
Vanguard - Short-Term Corporate Portfolio...........................
Vanguard - Total Bond Market Index Portfolio........................
Wanger U.S. Small Cap...............................................
Wanger International Small Cap......................................



1. The fee table information relating to the underlying funds was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE A

The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return,
(2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:


A =  Double Enhanced Death Benefit Option (0.60%)
B =  Return of Premium Death Benefit Option (0.45%)
C =  6 Year Step-Up To Age 81 Death Benefit Option (0.50%)


                                                                     ---------------------------------------------------------------
                                                                             1              3             5             10
                                                                            Year          Years         Years          Years
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation                                       A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                                           A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
American Century International                                    A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Clarion Real Estate Securities                                    A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation                                     A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value                                           A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                                             A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity                                                    A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Enhanced Index                                        A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Janus Global                                                      A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Janus Growth                                                      A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Moderate Asset Allocation                                         A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Moderately Aggressive Asset Allocation                            A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
LKCM Strategic Total Return                                       A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
PBHG Mid Cap Growth                                               A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Bond                                           A
-----------------------                                           ------------------------------------------------------------------

                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Salomon All Cap                                                   A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Transamerica Growth                                               A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Transamerica Small Company                                        A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Transamerica Value Balanced                                       A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Active International Allocation                        A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                                        A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio - Class B                               A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio - Class B                       A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio - Class B                           A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse - International Equity Portfolio                    A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse - Small Company Growth Portfolio                    A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
DFA -VA Small Value Portfolio                                     A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
DFA -VA Large Value Portfolio                                     A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
DFA - VA International Value Portfolio                            A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
DFA - VA International Small Portfolio                            A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
DFA -VA Short-Term Fixed Portfolio                                A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
DFA -VA Global Bond Portfolio                                     A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus - Core Bond Portfolio - Service Class                     A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund - Service Class          A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Appreciation Portfolio - Service Class              A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II                                A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                                     A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                  A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Federated Utility Fund II                                         A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                            A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                                  A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio - Class 2 Shares                       A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio - Class 2
Shares                                                            A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio - Class 2 Shares             A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Stein Roe Small Company Growth Fund - Class A                     A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Strong International Stock Fund II                                A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Strong Multi Cap Value Fund II                                    A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Vanguard - Equity Index Portfolio                                 A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Vanguard - Mid-Cap Index Portfolio                                A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Vanguard - Short-Term Corporate Portfolio                         A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Vanguard - Total Bond Market Index Portfolio                      A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                             A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                    A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------

EXAMPLE TABLE B

The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return,
(2) full surrender at the end of each period, and (3) assuming the GMIB and ADB-Extra riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:


A =  Double Enhanced Death Benefit Option (0.60%)
B =  Return of Premium Death Benefit Option (0.45%)
C =  6 Year Step-Up To Age 81 Death Benefit Option (0.50%)



                                                                      --------------------------------------------------------------
                                                                             1              3             5             10
                                                                            Year          Years         Years          Years
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation                                       A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                                           A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
American Century International                                    A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Clarion Real Estate Securities                                    A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation                                     A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value                                           A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                                             A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity                                                    A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Enhanced Index                                        A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Janus Global                                                      A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Janus Growth                                                      A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Moderate Asset Allocation                                         A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Moderately Aggressive Asset Allocation                            A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
LKCM Strategic Total Return                                       A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PBHG Mid Cap Growth                                               A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Bond                                           A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Salomon All Cap                                                   A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Transamerica Growth                                               A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Transamerica Small Company                                        A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Transamerica Value Balanced                                       A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Active International Allocation                        A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                                        A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio - Class B                               A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio - Class B                       A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio - Class B                           A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse - International Equity Portfolio                    A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse - Small Company Growth Portfolio                    A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
DFA -VA Small Value Portfolio                                     A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
DFA -VA Large Value Portfolio                                     A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
DFA - VA International Value Portfolio                            A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
DFA - VA International Small Portfolio                            A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
DFA -VA Short-Term Fixed Portfolio                                A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
DFA -VA Global Bond Portfolio                                     A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus - Core Bond Portfolio - Service Class                     A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund - Service Class          A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Appreciation Portfolio - Service Class              A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II                                A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                                     A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                  A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Federated Utility Fund II                                         A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                            A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                                  A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio - Class 2 Shares                       A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio - Class 2
Shares                                                            A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Beligman Global Technology Portfolio - Class 2 Shares             A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Stein Roe Small Company Growth Fund - Class A                     A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Strong International Stock Fund II                                A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Strong Multi Cap Value Fund II                                    A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Vanguard - Equity Index Portfolio                                 A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Vanguard - Mid-Cap Index Portfolio                                A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Vanguard - Short-Term Corporate Portfolio                         A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------
Vanguard - Total Bond Market Index Portfolio                      A
                                                                  ------------------------------------------------------------------
                                                                  B
                                                                  ------------------------------------------------------------------
                                                                  C
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Wanger U.S. Small Cap                  A
---------------------                  -----------------------------------------
                                       B
                                       -----------------------------------------
                                       C
--------------------------------------------------------------------------------
Wanger International Small Cap         A
------------------------------         -----------------------------------------
                                       B
                                       -----------------------------------------
                                       C
--------------------------------------------------------------------------------


You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy.


CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled "Condensed Financial Information."


1. THE ANNUITY POLICY

The Advisor's Edge variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Policy provides a means of investing on a tax-deferred basis in fifty-four Portfolios of the underlying mutual funds (the "Portfolios") and a fixed account. The fixed account offers interest rates that Peoples Benefit guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Peoples Benefit may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Policy is unnecessary when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor's Edge variable annuity is a policy between you, the Policy Owner, and Peoples Benefit, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the fifty-four available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

.. Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account, page 20.)

.. Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 27.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 12.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the GMIB or Initial Payment Guarantee, then Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for these riders. If fixed, the payment amounts are guaranteed.


Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Peoples Benefit's Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit's other assets and can be used only to satisfy its obligations to Policy Owners.


2.  ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.


Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Commencement Date. Any Annuity Commencement Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the Policy month starting after the Annuitant attains age 85, except as expressly allowed by Peoples Benefit. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides five Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Peoples Benefit will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Peoples Benefit reserves the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under Annuity Payment Options 3-V or 5-V, the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 3-V and 5-V. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the GMIB and Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

.. Payment Option 1 - Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Peoples Benefit agree. You and Peoples Benefit will agree on withdrawal rights when you elect this option.

.. Payment Option 2 - Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

..  Payment Option 3 - Life Income.  You may choose between:

   Fixed Payments

   . No Period Certain - We will make level payments only during the annuitant's lifetime.
   . 10 Years Certain - We will make level payments for the longer of the annuitant's lifetime or ten years.
   . Guaranteed Return of Policy Proceeds - We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

   Variable Payments

   . No Period Certain - Payments will be made only during the lifetime of the annuitant.
   . 10 Years Certain - Payments will be made for the longer of the annuitant's lifetime or ten years.

Life with Emergency Cash(SM) (fixed or variable)

Payments will be made during the lifetime of the annuitant. Payments will be made as long as either person is living. With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash(SM) benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender. The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the last annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation determined at contract issue date.)


.. Payment Option 4 - Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

..  Payment Option 5 - Joint and Survivor Annuity.  You may choose between:

   Fixed Payments

   . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

   Variable Payments

   . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

     Life with Emergency Cash(SM) (fixed or variable)

     Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash(SM) feature, you are able to surrender all or a portion of the Life with Emergency Cash(SM) benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash(SM) benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender. The Life with Emergency Cash(SM) benefit is also a death benefit that is paid upon the death of the last annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation.)


Other annuity payment options may be arranged by agreement with Peoples Benefit. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:
..    you choose Life Income with No Period Certain or a Joint and Survivor
     Annuity; and
..    the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:
..    we may make only one (two, three, etc.) annuity payments.


IF:
..    you choose Income for a Specified Period, Life Income with 10 years
     Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
..    the person receiving payments dies prior to the end of the guaranteed period;

THEN:
..    the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

However, IF:
..    you choose Life with Emergency Cash(SM); and
..    the annuitant dies before age 100;

THEN:
..    the Life with Emergency Cash(SM) death benefit will be paid.


We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Peoples Benefit informed of their current address.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

             A Few Things to Keep in Mind Regarding Annuity Payments

.. If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Payment Option 3 - Life Income (with 10 years of payments guaranteed). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.
.. Peoples Benefit reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.
..  From time to time, Peoples Benefit may require proof that the Annuitant,
   Joint Annuitant, or Policy Owner is living.
.. If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Peoples Benefit's consent.
..  At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples
   Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.
..  Once Annuity Payments begin, you may not select a different Annuity Payment
   Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.
.. If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.
.. You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.
.. If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep Peoples Benefit informed of the Payee's most current address of record.

3. PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor's Edge variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Peoples Benefit will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

If Peoples Benefit cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, Peoples Benefit will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to Peoples Benefit's retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Policies, Peoples Benefit also offers the Advisor's Edge as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 26.)


                                   DEFINITION

                               Qualified Policy

  When the term "Qualified Policy" is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.


Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable premium tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two business days of receipt of the Premium Payment, customer order form and other required documents.

            A Few Things to Keep in Mind Regarding Premium Payments

.. The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

.. The minimum Initial Premium Payment for a Qualified Policy is $1,000 (or $50 if by payroll deduction).

.. You may make additional Premium Payments at any time during the Accumulation
  Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

.. Additional Premium Payments received before the close of the New York Stock
  Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

.. The total of all Premium Payments may not exceed $1,000,000 without our prior approval.

.. Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, page 17, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

                                   DEFINITION

                                   Premium Tax

A Premium Tax is a regulatory tax some states assess on the Premium Payments made into a Policy. If we should have to pay any Premium Tax, we will deduct it from the Policy Value on the Annuity Commencement Date, date of death, or date of full Surrender.

As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and subsequent Premium Payments:

                                                                                    Non-
                                                                    Qualified     Qualified
                                                                    ---------     ---------
          South Dakota.......................................         0.00%         1.25%

As of the date of this Prospectus, the following states assess a Premium Tax against the Adjusted Policy Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                                                    Non-
                                                                   Qualified     Qualified
                                                                   ---------     ---------
          California.........................................         0.50%         2.35%
          Maine..............................................         0.00          2.00
          Nevada.............................................         0.00          3.50
          West Virginia......................................         1.00          1.00
          Wyoming............................................         0.00          1.00

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Peoples Benefit. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

                         WHAT'S MY POLICY WORTH TODAY?

                                 Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus -

..    any additional Net Premium Payments credited
..    any increase in the Policy Value due to investment results of the
     Subaccount(s) you selected and the interest credited to the Guaranteed Period Options
..    Positive Excess Interest Adjustment, if applicable

minus -

..    any decrease in the Policy Value due to investment results of the
     Subaccount(s) you selected
..    the daily Mortality and Expense Risk Fee
..    the daily Administrative Expense Charge
..    the Annual Policy Service Charge, if applicable
..    any withdrawals
..    any charges for Transfers made after the first twelve in a Policy Year
..    Negative Excess Interest Adjustment, if applicable
..    any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Peoples Benefit will credit a certain number of Accumulation Units to your Policy. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is received. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Policy Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

4.  INVESTMENT OPTIONS

The Advisor's Edge variable annuity offers you a means of investing in fifty-four Portfolios offered by fourteen different investment companies (each investment company a "Fund") and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio's investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account, page 20.


The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

The Policy was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such exchanges may be disruptive to an underlying fund portfolio. The Company reserves the right to reject any Premium Payment or exchange request from any person, if, in the Company's judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject the Company's purchase order.

Owners of Policy Number NA103A should refer to Appendix B of this prospectus for available investment options and policy features.

AEGON/Transamerica Series Fund, Inc.

Subadvised by AEGON/Transamerica Fund Advisors, Inc.
     Aggressive Asset Allocation
     Conservative Asset Allocation
     Moderate Asset Allocation
     Moderately Aggressive Asset Allocation

Subadvised by Fred Alger Management, Inc.
     Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.
     American Century International
Subadvised by Clarion CRA Securities, LP
     Clarion Real Estate Securities, formerly J.P. Morgan Real Estate Securities Subadvised by The Dreyfus Corporation
     Dreyfus Small Cap Value

Subadvised by Gabelli Asset Management Company
     Gabelli Global Growth
Subadvised by GE Asset Management Incorporated
     GE U.S. Equity
Subadvised by J.P. Morgan Investment Management, Inc.

     J.P. Morgan Enhanced Index Portfolio, formerly Endeavor Enhanced Index Portfolio

Subadvised by Janus Capital Corporation
     Janus Growth
Subadvised by Luther King Capital Management Corporation
     LKCM Strategic Total Return
Subadvised by Pilgrim Baxter & Associates, Ltd.

     PBHG Mid Cap Growth
Subadvised by Pacific Investment Management Company, LLC
     PIMCO Total Return Bond

Subadvised by Salomon Brothers Asset Management Inc.
     Salomon All Cap

Subadvised by Transamerica Investment Management, LLC
     Transamerica Growth
     Transamerica Small Company
     Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management
     Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management Inc.
     Van Kampen Emerging Growth

Alliance Variable Products Series Fund, Inc.
Advised by Alliance Capital Management L.P.
     Alliance Growth Portfolio
     Alliance Premier Growth Portfolio
     Alliance Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

     Credit Suisse - International Equity Portfolio
     Credit Suisse - Small Company Growth Portfolio


DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors, Inc.
     DFA - VA Small Value Portfolio
     DFA - VA Large Value Portfolio
     DFA -VA International Value Portfolio
     DFA -VA International Small Portfolio
     DFA -VA Short-Term Fixed Portfolio
     DFA-VA Global Bond Portfolio

Dreyfus Investment Portfolios-Service Class
Advised by The Dreyfus Corporation
     Dreyfus - Core Bond Portfolios

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class
     Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund - Service Class
Advised by The Dreyfus Corporation
     Dreyfus VIF - Appreciation Portfolio




The Federated Insurance Series
Advised by Federated Investment Management Company
     Federated American Leaders Fund II
     Federated High Income Bond Fund II
     Federated Prime Money Fund II
     Federated Fund for U.S. Government Securities II
     Federated Utility Fund II

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
     Montgomery Variable Series: Growth Fund ("Montgomery Growth Fund") Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Fund")

Seligman Portfolios, Inc. - Class 2 Shares
Advised by J. & W. Seligman & Co. Incorporated
     Seligman Capital Portfolio
     Seligman Communications and Information Portfolio
     Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated
     Stein Roe Small Company Growth Fund, Variable Series - Class A, formerly Stein Roe Special Venture Fund
     ("Stein Roe Small Company Growth Fund - Class A")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.


     Strong Multi Cap Value Fund II, formerly Strong Schafer Value Fund II





Vanguard Variable Insurance Fund
Advised by Vanguard's Fixed Income Group
     Short-Term Corporate Portfolio
     Total Bond Market Index Portfolio
Advised by Vanguard's Core Management Group
     Equity Index Portfolio
     Mid-Cap Index Portfolio
     REIT Index Portfolio


Wanger Advisors Trust
Advised by Liberty Wanger Asset Management, L.P.
     Wanger U.S. Small Cap
     Wanger International Small Cap

The following Subaccount is only available to Owners who held an investment in this Subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this Subaccount after September 1, 2000, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Fund, Inc.
Subadvised by Janus Capital Corporation
     Janus Global

Effective April 6, 2001, the mutual fund underlying the following Subaccount was closed to new participation agreements with other insurance company separate accounts for shareholder servicing.


Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
     Strong International Stock Fund II



There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to some of the Funds may compensate Peoples Benefit for providing administrative services in connection with some of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Peoples Benefit's general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Surrenders or partial withdrawals from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with Peoples Benefit's other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your Policy will remain level for the entire income phase.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make unlimited transfers of money among the Subaccounts at no cost, subject to the following conditions:

..    You may make requests for transfers in writing or by telephone. Peoples
     Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

..    The minimum amount you may transfer from a Subaccount is $500 (unless the
     Policy Value in a Subaccount is less than $500).

..    Peoples Benefit does not currently charge a fee for transfers among the
     Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

..    Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

     - Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.
     - Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.
     - Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.
     - Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

..    There are no transfers permitted out of the Dollar Cost Averaging Fixed
     Account Option except through the dollar cost averaging program.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her Policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner's records prior to processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will "rebalance" monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other transfer is requested.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically transfer money from the Dollar Cost Averaging Fixed Account Option or the Federated Prime Money Fund II into any other Subaccounts. There is no charge for this program.

Complete and clear instructions must be received before a dollar cost averaging program will begin. The instructions must include:

..    the Subaccounts into which money from the Dollar Cost Averaging Fixed
     Account (or other subaccount(s) used for dollar cost averaging) is to be transferred; and
..    either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

Transfers must begin within 30 days. We will make the transfers on the 28/th/ day of the applicable month. You may change your allocations at anytime.

Only one dollar cost averaging program can run at one time. This means that any addition to a dollar cost averaging program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a dollar cost averaging program.

Any amount in the Dollar Cost Averaging Fixed Account (or other subaccount(s) used for dollar cost averaging) for which we have not received complete and clear instructions will remain in the Dollar Cost Averaging Fixed Account (or other such subaccount) until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the guaranteed effective annual interest rate of 3%.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

                               A CLOSER LOOK AT

                             Dollar-Cost Averaging

The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Subaccounts each month, more Accumulation Units are credited to a Subaccount if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.


5. EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce (or increase) the interest credited in the fixed account to the guaranteed minimum of 3% per year. See "Excess Interest Adjustment" in Section 7 of this prospectus and the Statement of Additional Information.

Mortality and Expense Risk Fee

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.45%. For the 6 Year Step-Up Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.50%. For the Double Enhanced Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.60%.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit's surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.


                               A CLOSER LOOK AT

                      The Mortality and Expense Risk Fee

Peoples Benefit assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.


Administrative Expense Charge

Peoples Benefit assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Transfer Fee

You are allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging tranfers are not considered transfers. All transfer requests made at the same time are treated as a single request.


Guaranteed Minimum Income Benefit

If you elect the GMIB, there is an annual rider fee during the accumulation phase of 0.45% of the minimum income base, and a guaranteed minimum payment fee during the income phase at an annual rate of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the Policy.

Additional Death Benefit

If you elect the ADB, there is an annual rider fee during the accumulation phase of 0.25% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Additional Death Benefit - Extra

If you elect the ADB - Extra, there is an annual fee of 0.50% or 0.60% of the Policy Value in the subaccounts for the 50% and 75% initial death benefit option, respectively. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we received all necessary regulatory approvals) during the accumulation phase.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency Cash(SM) Surrender Charge

If you select the Life with Emergency Cash annuity payment option, then you can surrender your contract even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date, according to the following schedule:



          ---------------------------------------------------------------------------------
                   Number of years Since               Surrender Charge (as a percentage
                 Annuity Commencement Date                 of adjusted policy value)
          ---------------------------------------------------------------------------------
                            0-1                                        4%
          ---------------------------------------------------------------------------------
                            1-2                                        3%
          ---------------------------------------------------------------------------------
                            2-3                                        2%
          ---------------------------------------------------------------------------------
                            3-4                                        1%
          ---------------------------------------------------------------------------------
                         4 or more                                     0%
          ---------------------------------------------------------------------------------



Note carefully the following three things about this surrender charge:

     . this surrender charge is measured from the annuity commencement date and not from the premium payment date;
     . this charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash annuity payment option, and not a percentage of premium; and
     . under this payment option, there is no surrender charge free amount.


Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in each Fund's prospectus and Statement of Additional Information.


6.  TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit's understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.


TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS, page 25, and DIVERSIFICATION STANDARDS, page 26.)


                               A CLOSER LOOK AT

                                 Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.


Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This "investment in the Policy" can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Policy (note, however, that other penalties may apply); (vi) under an immediate annuity policy (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item
(iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

It is unclear whether stabilized annuity payments under the GMIB or the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax adviser on this issue.


Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the ADB and ADB - Extra as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the ADB and ADB-Extra or any other benefit provided under the policy should be treated as taxable withdrawals you should consult your tax adviser prior to selecting any optional benefit under the Policy.



ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue
Code).


MULTIPLE-POLICIES RULE

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Policy prior to the Policy's Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)


TRANSFERS OF ANNUITY POLICIES

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee's investment in the Policy will be increased by any amount included in the Policy Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).


ASSIGNMENTS OF ANNUITY POLICIES

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax adviser about the potential tax effects of such a transaction.


DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.


QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax adviser.

403(b) Policies

Peoples Benefit will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.


7.  ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase

..   by making a full or partial withdrawal
..   by electing an Annuity Payment Option
..   by your beneficiary in the form of a Death Benefit
..   by taking systematic payouts

On or before the Annuity Commencement Date, the Policy Value is equal to the owner's:

..   Premium Payments; minus
..   partial withdrawals (including the net effect of any applicable Excess
    Interest Adjustments on such withdrawals); plus
..   interest credited in the fixed account; plus or minus
..   accumulated gains or losses in the separate account; minus
..   service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.


Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

..   the value of your Policy; plus or minus
..   any Excess Interest Adjustment; minus
..   any applicable Premium Taxes and service charges

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

--------------------------------------------------------------------------------
Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).
--------------------------------------------------------------------------------

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Peoples Benefit have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option in excess of 10% of your cumulative Premium Payment is subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to 10% of your cumulative Premium Payments each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment.
This is referred to as the "free percentage."

There will be no Excess Interest Adjustment on any of the following:

..    lump sum withdrawals of the free percentage available;
..    nursing care and terminal condition withdrawals
..    unemployment withdrawals;
..    withdrawals to satisfy the minimum distribution requirements; and
..    Systematic Payout Option payments, which do not exceed 10% of your cumulative Premium Payments divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Systematic Payout Option

You may elect to have a specified dollar amount provided to you from the portion of your Policy's value allocated to the Portfolios on a monthly, quarterly, semi-annual, or annual basis. The minimum amount for each Systematic Payout is $50. If payments are from the fixed account, then they cannot exceed the free percentage divided by the number of payments per year. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

You may elect this option by completing a Systematic Payout Option Request Form.

Peoples Benefit must receive your Form at least 30 days before the date you want Systematic Payouts to begin. Peoples Benefit will process each Systematic Payout on the date and at the frequency you specified in your Systematic Payout Option Application Form. The start date for Systematic Payouts must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Payout Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days' notice, and we also reserve the right to charge a fee for the option.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

..    the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted
..    an emergency exists as defined by the SEC, or the SEC requires that trading be restricted
..    the SEC permits a delay for your protection as a Policy Owner
..    the payment is derived from premiums paid by check, in which case Peoples
     Benefit may delay payment until the check has cleared your bank


                            Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 23, and Penalty Taxes on Certain Early Withdrawals, page 24.


Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

Guaranteed Minimum Income Benefit

The optional Guaranteed Minimum Income Benefit ("GMIB") assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below) you can apply to a GMIB payment option and which also guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The GMIB will not be issued if you are age 91 or older (earlier, if required by state law). You also have the option to upgrade your minimum income base.


You can annuitize under the GMIB (subject to the conditions described below) at the greater of the adjusted Policy Value or the minimum income base. Minimum Income Base. The minimum income base on the rider date (i.e., the date the rider is added to the Policy) is the Policy Value. After the rider date, the minimum income base is:


..    the minimum income base on the rider date; plus
..    any subsequent premium payments; minus
..    any subsequent surrenders;
..    each of which is accumulated at the annual growth rate from the date of each transaction; minus
..    any premium taxes.


The annual growth rate is currently 6% per year. Once the rider is added to your Policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.


The minimum income base may only be used to annuitize using the GMIB payment options and may not be used with any other annuity payment options. The GMIB payment options are:


..    Life Income--An election may be made for "No Period Certain" or "10 Years
     Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
..    Joint and Full Survivor--An election may be made for "No Period Certain" or
     "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:
IF:
..  You choose Life Income with No Period Certain or Joint and Full Survivor with
   No Period Certain; and
..  The annuitant(s) dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
..  We will make only one (two, three, etc.) annuity payments.

IF:
..  You annuitize using the GMIB before the 10/th/ rider anniversary;
THEN:
..  the first payment will be calculated with an annuity factor age adjustment.
   See "Annuity Factor Age Adjustment" below.

Annuity Factor Age Adjustment. If you annuitize using the GMIB before the 10/th/ rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age. This results in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. If you are over 84 when you elect the rider or upgrade your minimum income base, (earlier if required by state law), you will be subject to an annuity factor age adjustment if you annuitize under the rider. The age adjustment is as follows:

                -------------------------------------------------------
                    Number of Years             Age Adjustment:
                       Since the           Number of Years Subtracted
                      Rider Date                 from Your Age
                -------------------------------------------------------
                          0-1                          10
                -------------------------------------------------------
                          1-2                           9
                -------------------------------------------------------
                          2-3                           8
                -------------------------------------------------------
                          3-4                           7
                -------------------------------------------------------
                          4-5                           6
                -------------------------------------------------------
                          5-6                           5
                -------------------------------------------------------
                          6-7                           4
                -------------------------------------------------------
                          7-8                           3
                -------------------------------------------------------
                          8-9                           2
                -------------------------------------------------------
                         9-10                           1
                -------------------------------------------------------
                          *10                           0
                -------------------------------------------------------

The minimum income base is used solely to calculate the GMIB annuity payments and does not establish or guarantee a Policy Value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted Policy Value at otherwise applicable annuity factors. Therefore, the GMIB should be regarded as a safety net. The costs of annuitizing under the GMIB includes the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee rider (described below) also provides for a minimum payout level, and it uses actuarial criteria (such as a 5.0% AIR) that provide for higher payment levels for a given Policy Value than the GMIB. You should carefully consider these factors, since electing annuity payments under the GMIB will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted Policy Value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the Policy Value after the first rider anniversary and before your 91st birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The Policy Value used will be the Policy Value calculated immediately after we receive all necessary information to complete the upgrade.

If you upgrade:
..  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
..  the new fees, thresholds and factors may be higher (or lower) than before;
   and
..  the new annual growth rate may be lower (or higher) than before.

Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your Adjusted Policy Value exceeds your minimum income base on the applicable Policy Anniversary.

Conditions of Exercise of the GMIB. You can only annuitize using the GMIB within the 30 days after a Policy Anniversary after the GMIB is elected. You cannot, however, annuitize using the GMIB after the Policy Anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the GMIB on page one of the rider.

NOTE CAREFULLY:
..  If you annuitize at any time other than indicated above, you cannot use the
   GMIB.
.. If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."

Guaranteed Minimum Stabilized Payments. Annuity payments under the GMIB are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized," that is, or held constant during each Policy Year.

During the first Policy Year after annuitizing using the GMIB, each stabilized payment will equal the initial payment. On each Policy Anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that Policy Year. The stabilized payment on each Policy Anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

GMIB Fee. A rider fee, currently 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of Policy Value in each investment option. This fee is deducted even if the adjusted Policy Value exceeds the minimum income base.

The rider fee on any given rider anniversary will be waived if the Policy Value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum income base.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the GMIB, in addition to the Policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The GMIB will terminate upon the earliest of the following:

..  the date we receive written notice from you requesting termination of the
   GMIB (you may not terminate the rider before the first rider anniversary); .. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the GMIB);
.. upgrade of the minimum income base (although a new rider will be issued); .. termination of your Policy; or .. 30 days after the Policy Anniversary after your 94th birthday (earlier if required by state law).

The GMIB rider may vary by state and may not be available in all states.

Additional Death Benefit

The optional ADB pays an additional death benefit amount (based on earnings since the rider was issued) when a death benefit is payable under your Policy, in certain circumstances. The ADB is available for issue ages through age 80.

ADB Amount. The ADB is only payable if you elected the rider prior to the death triggering the payment of the Policy death benefit and a death benefit is payable under the Policy. The ADB is equal to:
.. the ADB factor (see below) multiplied by .. the rider earnings on the date used to calculate the death benefit.

Rider earnings equal:
..  the Policy death benefit; minus
..  Policy Value on the rider date; minus
..  premium payments after the rider date; plus
.. surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB if there are no rider earnings on the date the death benefit is calculated.

If you purchase your Policy as part of a 1035 transfer or added the ADB after you purchased the Policy, rider earnings do not include any gains before the ADB is added to your Policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the ADB will be considered.

Please see the SAI for an example which illustrates the ADB payable as well as the effect of a partial surrender on the ADB.

Spousal Continuation. If a spouse elects to continue the Policy instead of receiving a death benefit and ADB, the spouse has the following options:
.. Continue the Policy and receive a one-time Policy Value increase equal to the ADB. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as they are under the age of 81, however, it would only cover gains from the time of such election going forward; or

.. Continue the Policy without the one-time Policy Value increase and continue the rider as is. When the next death benefit is payable, the rider will pay the ADB based on gains since the rider was issued, not since the time of the first death. If the rider is terminated prior to this death, no additional death benefit amount is payable.

Rider Fee. A rider fee, currently 0.25% of the Policy Value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits because there are no rider earnings.

Termination.  The rider will remain in effect until:
.. you cancel it by notifying our service center in writing, .. the Policy is annuitized or surrendered, or .. the ADB is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADB may be re-elected, however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The ADB may vary by state and may not be available in all states.

Additional Death Benefit - Extra

The optional ADB - Extra pays an additional death benefit amount when a death benefit is payable under your Policy, in certain circumstances. The ADB - Extra is available for issue ages through age 75.

Additional Death Benefit Amount. The additional death benefit is only payable if you elected the rider five years prior to the death triggering the payment of the Policy death benefit, and a death benefit is payable under the Policy. If a death benefit is payable before the end of the fifth year, all rider fees paid since the rider date will be refunded. After the fifth year, the additional death benefit is equal to:
..  rider benefit percentage (40% for issues ages through age 70 and 25% for ages
   71-75) multiplied by the sum of:
   .    future growth (see below); and
   . the initial death benefit option multiplied by the Policy death benefit on the rider date, minus surrenders after the rider date that exceed future growth on the date of surrender.

Future growth equals:
..  the Policy death benefit payable; minus
..  the death benefit on the rider date; minus
..  premium payments after the rider date; plus
.. surrenders after the rider date that exceed the future growth on the date of the surrender.

No benefit is payable under the ADB - Extra if the Policy death benefit payable is less than one minus the initial death benefit option, multiplied by the death benefit at the time the rider was added (adjusted for surrenders after the rider date). For purposes of computing taxable gains, both the death benefit payable under the Policy and the additional death benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional death benefit.

Spousal Continuation. If a spouse elects to continue the Policy instead of receiving the death benefit and additional death benefit, the spouse will receive a one-time Policy Value increase equal to the additional death benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as they are under the age of 76.

Rider Fee. A rider fee, 0.50% of the Policy Value for the 50% initial death benefit option and 0.60% of the Policy Value for the 75% initial death benefit option, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits. Termination. The rider will remain in effect until:
.. you cancel it by notifying our service center in writing, .. the Policy is annuitized or surrendered, or .. the additional death benefit is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADB - Extra may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The ADB - Extra may vary by state and may not be available in all states.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage (currently 80%) of the initial payment (i.e., the guaranteed payment). Once the rider is added, the guaranteed percentage will not change during the life of the rider.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. Once the rider is added, the rider fee will not change during the life of the rider.

Other Terms and Conditions. You may purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have selected this option.

The Initial Payment Guarantee uses a 5.0% AIR to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals 5.0%. The payments will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level).

The GMIB described above uses a 3.0% AIR to calculate the first payment. Therefore, for a given dollar amount of Policy Value applied to an annuity payment option, the initial payment will be lower with the GMIB than with the Initial Payment Guarantee.

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.


Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

.. Confined in a hospital or nursing facility for 30 days in a row; or .. Diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, which is applicable) must have been:

.. employed full time for at least two years prior to becoming unemployed; and .. employed full time on the Policy Date; and .. unemployed for at least 60 days in a row at the time of the withdrawal; and .. must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

8.  PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Federated Prime Money Fund II, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.


Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentages reported.


Non-Standardized Total Return Year-To-Date

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.


Non-Standardized One Year Return

Peoples Benefit may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Subaccounts as if the Policy were in existence before its inception date (which it was not). After the Policy's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentage reported by Peoples Benefit.


Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Policy Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

Peoples Benefit may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Fund II. "Yield" refers to the income generated by an investment in the Federated Prime Money Fund II over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Federated Prime Money Fund II is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.


From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Subaccount that invests in the Federated Prime Money Fund II for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount's performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9.  DEATH BENEFIT

Peoples Benefit will pay a death benefit to your beneficiary, under certain circumstances, if the Annuitant dies before the Annuity Commencement Date and the Annuitant was also the Policy Owner. (If the Annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

When We Pay a Death Benefit

Before the Annuity Commencement Date
------------------------------------

We will pay a death benefit to your beneficiary IF:
.. you are both the Annuitant and an owner of the Policy; and .. you die before the Annuity Commencement Date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:
..  you are not the Annuitant; and
.. the Annuitant dies before the Annuity Commencement Date; and .. you specifically requested that the death benefit be paid upon the
   Annuitant's death.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date
-----------------------------------

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the Annuity Payment Option selected.

IF:
..  you are not the Annuitant; and
.. you die on or after the Annuity Commencement Date; and .. the entire interest in the Policy has not been paid to you;

THEN:
.. the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:
------------------------------------------------

IF:
..  you are not the Annuitant; and
.. the Annuitant dies prior to the Annuity Commencement Date; and .. you did not specifically request that the death benefit be paid upon the
   Annuitant's death;

THEN:
..  you will become the new Annuitant and the Policy will continue.

IF:
..  you are not the Annuitant; and
..  you die prior to the Annuity Commencement Date;

THEN:
.. the new owner (unless it is your spouse) must generally surrender the Policy within five years of your death for the Policy Value increased or decreased by an Excess Interest Adjustment (if applicable).

Note carefully. If the Policy Owner does not name an Owner's designated
--------------
beneficiary, the Policy Owner's estate will become the new owner. If no probate estate is opened (because, for example, the Policy Owner has precluded the opening of a probate estate by means of a trust or other instrument), and Peoples Benefit has not received written notice of the trust as a successor owner signed prior to the Policy Owner's death, then that trust may not exercise ownership rights to the Policy. It may be necessary to open a probate estate in order to exercise ownership rights to the Policy if no Owner's designated beneficiary is named in the written notice received by Peoples Benefit.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The death benefit will be the greater of:

.. Policy Value on the date we receive the required information; or .. Cash Value on the date we receive the required information (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or .. Guaranteed Minimum Death Benefit, if any (discussed below).

Guaranteed Minimum Death Benefit Options

On the Policy customer order form, you generally may choose one of the three Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A.   Return of Premium Death Benefit
     -------------------------------

     The Return of Premium Death Benefit is:
     .   the total Premium Payments;
     . less any adjusted partial withdrawals (discussed below) as of the date of death.
     . available if the Policy Owner or Annuitant is age 0 to 85 on the Policy Date.

     The Return of Premium Death Benefit is not available if the Policy Owner or Annuitant is 85 or older on the Policy Date.

B.   6 Year Step-Up To Age 81 Death Benefit
     --------------------------------------

     The 6 Year Step-Up Death Benefit is:
     . the higher of the initial premium or the Adjusted Policy Value on the 6/th/, 12/th/, 18/th/, etc., Policy Anniversary prior to the earlier date of death or the Annuitant's 81/st/ birthday;
     .   plus premiums paid
     . less partial withdrawals subsequent to the date of the 6/th/ anniversary with the largest Policy Value.
     . available if the Policy Owner or Annuitant is age 0 to 75 on the Policy Date.

C.   Double Enhanced Death Benefit
     -----------------------------

     The Double Enhanced Death Benefit is the greater of (1) or (2) where:
     (1) is a 5% Annually Compounding Death Benefit, equal to the Cumulative Premium Payments, minus Adjusted Partial Withdrawals, plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the Annuitant's date of death or the Annuitant's 81/st/ birthday; and
     (2) is a Step-Up Death Benefit, equal to the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant's date of death or the Annuitant's 81/st/ birthday, plus any Premium Payments since the date of the Policy Anniversary with the largest Policy Value, minus any Adjusted Partial Withdrawals since the date of the Policy Anniversary with the largest Policy Value.

     The Double Enhanced Death Benefit is available if the Policy Owner or Annuitant is 0 to 79 on the Policy Date.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

10.  OTHER INFORMATION

Peoples Benefit Life Insurance Company ("Peoples Benefit," "We," "Us," "Our")

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

As of December 31, 2000, Peoples Benefit had statutory-basis assets of approximately $13.5 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at 202-624-2121.


Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Policy are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit's general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has fifty-four Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds. Additional Subaccounts may be established at Peoples Benefit's discretion. The Separate Account meets the definition of a "separate account" under Section 2(a)(37) of the 1940 Act.


Policy Owner ("You," "Your")

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy can be canceled and treated as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy.

Reinstatements

Peoples Benefit occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, Peoples Benefit will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Peoples Benefit). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Policy Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Policy Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Policy Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Peoples Benefit, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Peoples Benefit believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Peoples Benefit.

           TABLE OF CONTENTS FOR THE ADVISOR'S EDGE VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION


                                                                                                                         Page
                                                                                                                         ----
GLOSSARY OF TERMS...................................................................................................       3
THE POLICY - GENERAL PROVISIONS.....................................................................................       5
     Owner..........................................................................................................       5
     Entire Policy..................................................................................................       5
     Non-Participating..............................................................................................       5
     Misstatement of Age or Sex.....................................................................................       6
     Assignment.....................................................................................................       6
     Addition, Deletion or Substitution of Investments..............................................................       6
     Excess Interest Adjustment.....................................................................................       6
     Computation of Variable Annuity Income Payments................................................................       7
     Exchanges......................................................................................................       8
GUARANTEED MINIMUM INCOME BENEFIT...................................................................................
ADDITIONAL DEATH BENEFIT............................................................................................
ADDITIONAL DEATH BENEFIT-EXTRA......................................................................................
PERFORMANCE INFORMATION.............................................................................................       8
     Money Market Subaccount Yields.................................................................................       9
     30-Day Yield for Non-Money Market Subaccounts..................................................................      10
     Standardized Average Annual Total Return for Subaccounts.......................................................      10
ADDITIONAL PERFORMANCE MEASURES.....................................................................................      12
     Non-Standardized Cumulative Total Return.......................................................................      12
     Non-Standardized Average Annual Total Return...................................................................      12
     Non-Standardized Total Return Year-to-Date.....................................................................      14
     Non-Standardized One Year Return...............................................................................      15
     Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical
        Average Annual Total Return.................................................................................      16
     Individual Computer Generated Illustrations....................................................................      27
PERFORMANCE COMPARISONS.............................................................................................      28
SAFEKEEPING OF ACCOUNT ASSETS.......................................................................................      30
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS..................................................................      30
PEOPLES BENEFIT LIFE INSURANCE COMPANY..............................................................................      30
CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                                                                   30
   Tax Status of the Policy.........................................................................................      31
   Distribution Requirements........................................................................................      31
   Diversification Requirements.....................................................................................      31
   Owner Control....................................................................................................      31
   Withholding......................................................................................................      32
   Qualified Policies...............................................................................................      32
   Individual Retirement Annuities..................................................................................      32
   Roth Individual Retirement Annuities (Roth IRA)..................................................................      33
   Section 403(b) Plans.............................................................................................      33
   Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans.....................................................      33
   Deferred Compensation Plans......................................................................................      34
   Non-Natural Persons..............................................................................................      34
TAXATION OF PEOPLES BENEFIT.........................................................................................      35
STATE REGULATION OF PEOPLES BENEFIT.................................................................................      35
RECORDS AND REPORTS.................................................................................................      35
DISTRIBUTION OF THE POLICIES........................................................................................      35
LEGAL MATTERS.......................................................................................................      35
OTHER INFORMATION...................................................................................................      35
FINANCIAL STATEMENTS................................................................................................      36

                                  APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For the period January 1, 1994 through December 31, 2001)



                                    Aggressive      Alger       American      Clarion   Conservative                 Gabelli
                                      Asset      Aggressive     Century     Real Estate     Asset    Dreyfus Small    Global
                                    Allocation     Growth    International  Securities   Allocation    Cap Value      Growth
                                   ------------    ------    -------------  ----------  -----------    ---------      ------
Accumulation unit value as of:
------------------------------
    Start Date*.....................     N/A       10.000           N/A       10.000          N/A       10.000           N/A
    12/31/1994......................     N/A          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1995......................     N/A          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1996......................     N/A          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1997......................     N/A          N/A           N/A          N/A          N/A        9.284           N/A
    12/31/1998......................     N/A          N/A           N/A          N/A          N/A        9.024           N/A
    12/31/1999......................     N/A       14.961           N/A        8.998          N/A       11.600           N/A
    12/31/2000......................     N/A       10.207           N/A       11.588          N/A       12.796           N/A
    12/31/2001......................     N/A                        N/A                       N/A
Number of units Outstanding as of
---------------------------------
    12/31/1994......................     N/A          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1995......................     N/A          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1996......................     N/A          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1997......................     N/A          N/A           N/A          N/A          N/A          585           N/A
    12/31/1998......................     N/A          N/A           N/A          N/A          N/A      317,784           N/A
    12/31/1999......................     N/A       64,889           N/A          N/A          N/A      201,694           N/A
    12/31/2000......................     N/A      293,373           N/A       54,834          N/A      274,892           N/A
    12/31/2001......................     N/A                        N/A      114,722          N/A



                                                                                          LKCM          Moderate       Moderately
                                  GE U.S.  J.P. Morgan                                Strategic Total     Asset        Aggressive
                                  Equity  Enhanced Index  Janus Global  Janus Growth      Return       Allocation   Asset Allocation
                                  ------  --------------  ------------  ------------      ------       ----------   ----------------
Accumulation unit value as of:
------------------------------
    Start Date*...................   N/A       10.000        10.000       10.000          10.000           N/A            N/A
    12/31/1994....................   N/A          N/A           N/A          N/A             N/A           N/A            N/A
    12/31/1995....................   N/A          N/A           N/A          N/A             N/A           N/A            N/A
    12/31/1996....................   N/A          N/A           N/A          N/A             N/A           N/A            N/A
    12/31/1997....................   N/A       10.002           N/A          N/A             N/A           N/A            N/A
    12/31/1998....................   N/A       13.057           N/A          N/A             N/A           N/A            N/A
    12/31/1999....................   N/A       15.328        15.620       13.662          10.592           N/A            N/A
    12/31/2000....................   N/A       13.566        12.797        9.645          10.128           N/A            N/A
    12/31/2001....................                                                                         N/A            N/A
Number of units Outstanding as of
---------------------------------
    12/31/1994....................   N/A          N/A           N/A          N/A             N/A           N/A            N/A
    12/31/1995....................   N/A          N/A           N/A          N/A             N/A           N/A            N/A
    12/31/1996....................   N/A          N/A           N/A          N/A             N/A           N/A            N/A
    12/31/1997....................   N/A       34,587           N/A          N/A             N/A           N/A            N/A
    12/31/1998....................   N/A      272,474           N/A          N/A             N/A           N/A            N/A
    12/31/1999....................   N/A      434,242       155,589      239,345          14,628           N/A            N/A
    12/31/2000....................   N/A      641,465       260,965      943,017         105,157           N/A            N/A
    12/31/2001....................



                                        PBHG         PIMCO                               Transamerica Transamerica   Van Kampen
                                       Mid Cap   Total Return    Salomon    Transamerica     Small        Value     Active Int'l
                                       Growth        Bond        All Cap       Growth       Company     Balanced     Allocation
                                       ------        ----        -------       ------       -------     --------     ----------
Accumulation unit value as of:
------------------------------
    Start Date*....................      N/A          N/A           N/A          N/A          N/A          N/A        10.000
    12/31/1994.....................      N/A          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1995.....................      N/A          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1996.....................      N/A          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1997.....................      N/A          N/A           N/A          N/A          N/A          N/A         9.191
    12/31/1998.....................      N/A          N/A           N/A          N/A          N/A          N/A        10.541
    12/31/1999.....................      N/A          N/A           N/A          N/A          N/A          N/A        13.862
    12/31/2000.....................      N/A          N/A           N/A          N/A          N/A          N/A        11.258
    12/31/2001.....................                   N/A                                                  N/A
Number of units outstanding as of
---------------------------------
    12/31/1994.....................      N/A          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1995.....................      N/A          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1996.....................      N/A          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1997.....................      N/A          N/A           N/A          N/A          N/A          N/A        24,827
    12/31/1998.....................      N/A          N/A           N/A          N/A          N/A          N/A       145,782
    12/31/1999.....................      N/A          N/A           N/A          N/A          N/A          N/A       366,345

    12/31/2000.....................      N/A          N/A           N/A          N/A          N/A          N/A       483,666
    12/31/2001.....................                                                                        N/A

                                   Van Kampen                   Alliance                                 Credit Suisse -
                                    Emerging      Alliance      Premier      Alliance   Credit Suisse -     Small Co.     DFA - VA
                                     Growth        Growth        Growth     Technology   Int'l Equity        Growth      Small Value
                                     ------        ------        ------     ----------   ------------        ------      -----------
Accumulation unit value as of:
------------------------------
    Start Date*....................    N/A            N/A           N/A          N/A       10.000          10.000          10.000
    12/31/1994.....................    N/A            N/A           N/A          N/A          N/A             N/A             N/A
    12/31/1995.....................    N/A            N/A           N/A          N/A          N/A             N/A           9.948
    12/31/1996.....................    N/A            N/A           N/A          N/A          N/A             N/A          12.063
    12/31/1997.....................    N/A            N/A           N/A          N/A        9.601          13.183          15.633
    12/31/1998.....................    N/A            N/A           N/A          N/A       10.049          12.724          14.506
    12/31/1999.....................    N/A            N/A           N/A          N/A       15.319          21.375          15.832
    12/31/2000.....................    N/A            N/A           N/A          N/A       11.279          17.391          17.299
    12/31/2001.....................
Number of units outstanding as of
---------------------------------
    12/31/1994.....................    N/A            N/A           N/A          N/A          N/A             N/A             N/A
    12/31/1995.....................    N/A            N/A           N/A          N/A          N/A             N/A         163,078
    12/31/1996.....................    N/A            N/A           N/A          N/A          N/A             N/A         711,634
    12/31/1997.....................    N/A            N/A           N/A          N/A      106,212          48,791         864,489
    12/31/1998.....................    N/A            N/A           N/A          N/A      230,381          89,528         746,000
    12/31/1999.....................    N/A            N/A           N/A          N/A      141,359         275,865         764,208
    12/31/2000.....................    N/A            N/A           N/A          N/A      140,388         558,195         772,512
    12/31/2001.....................



                                                   DFA - VA       DFA - VA     DFA - VA     DFA - VA                Dreyfus Socially
                                      DFA - VA   International International  Short-Term     Global      Dreyfus -     Responsible
                                     Large Value     Value         Small         Fixed        Bond       Core Bond       Growth
                                     -----------     -----         -----         -----        ----       ---------       ------
Accumulation unit value as of:
-----------------------------
    Start Date*...................     10.000      10.000        10.000          10.000       10.000          N/A           N/A
    12/31/1994....................        N/A         N/A           N/A             N/A          N/A          N/A           N/A
    12/31/1995....................     12.034      10.524        10.145          10.104       11.300          N/A           N/A
    12/31/1996....................     14.165      11.214        10.106          10.560       12.235          N/A           N/A
    12/31/1997....................     18.187      10.893         7.708          11.089       13.103          N/A           N/A
    12/31/1998....................     20.013      12.092         8.054          11.620       14.091          N/A           N/A
    12/31/1999....................     20.831      14.660         9.484          12.039       14.565          N/A           N/A
    12/31/2000....................     22.545      14.387         9.078          12.757       15.386          N/A           N/A
    12/31/2001....................
Number of units outstanding as of
---------------------------------
    12/31/1994....................        N/A         N/A           N/A             N/A          N/A          N/A           N/A
    12/31/1995....................    358,553     271,242       188,597         101,709      152,950          N/A           N/A
    12/31/1996....................    983,458     983,425       617,388         821,351      317,470          N/A           N/A
    12/31/1997....................  1,062,867   1,228,043       869,388         862,087      346,747          N/A           N/A
    12/31/1998....................    859,894   1,028,764       825,132         752,441      368,039          N/A           N/A
    12/31/1999....................    942,056   1,072,798       784,305       1,002,680      518,872          N/A           N/A
    12/31/2000....................    949,034   1,049,264       790,399         990,473      683,605          N/A           N/A
    12/31/2001....................




                                                  Federated    Federated     Federated    Federated
                                   Dreyfus VIF -  American    High Income   Prime Money  U.S. Gov't    Federated    Montgomery
                                   Appreciation    Leaders        Bond      -----------  Securities     Utility       Growth
                                   ------------    -------        ----                   ----------     -------       ------
Accumulation unit value as of:
------------------------------
    Start Date*....................      N/A       10.000        10.000       10.000       10.000       10.000        10.000
    12/31/1994.....................      N/A          N/A           N/A       10.026          N/A          N/A           N/A
    12/31/1995.....................      N/A       12.676        10.257       10.473       10.567       11.354           N/A
    12/31/1996.....................      N/A       15.311        11.648       10.900       10.940       12.584        12.649
    12/31/1997.....................      N/A       20.130        13.174       11.365       11.801       15.833        16.157
    12/31/1998.....................      N/A       23.524        13.442       11.835       12.623       17.924        16.523
    12/31/1999.....................      N/A       24.931        13.663       12.304       12.466       18.110        19.829
    12/31/2000.....................      N/A       25.361        12.350       12.962       13.745       16.239        17.915
    12/31/2001.....................
Number of units outstanding as of
---------------------------------
    12/31/1994.....................      N/A          N/A           N/A       70,223          N/A          N/A           N/A
    12/31/1995.....................      N/A       10,179         6,320      363,418        7,159        2,024           N/A
    12/31/1996.....................      N/A       67,853       146,709      512,275      117,323       24,080        28,618
    12/31/1997.....................      N/A      181,634       424,673      312,343      249,634       20,024        76,471
    12/31/1998.....................      N/A      255,419       532,325      651,890      422,127       74,288        68,852
    12/31/1999.....................      N/A      327,212       589,780      952,527      547,797       97,673        89,026
    12/31/2000.....................      N/A      352,733       528,372    1,296,989      590,014      105,603       160,885
    12/31/2001.....................

                                       Montgomery                 Selilgman     Seligman     Stein Roe     Strong        Strong
                                        Emerging     Seligman   Communications   Global      Small Co.  International  Multi Cap
                                         Markets      Capital        And       Technology     Growth        Stock        Value
                                         -------      -------    Information   ---------      ------       -------       -----
                                                                 -----------
Accumulation unit value as of:
------------------------------
    Start Date*....................       10.000          N/A           N/A          N/A       10.000       10.000        10.000
    12/31/1994.....................          N/A          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1995.....................          N/A          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1996.....................       10.616          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1997.....................       10.486          N/A           N/A          N/A       11.571        8.384        10.067
    12/31/1998.....................        6.508          N/A           N/A          N/A        9.507        7.931        10.220
    12/31/1999.....................       10.658          N/A           N/A          N/A       13.988       14.752         9.863
    12/31/2000.....................        7.566          N/A           N/A          N/A       13.147        8.864        10.566
    12/31/2001.....................
Number of units outstanding as of
---------------------------------
    12/31/1994.....................          N/A          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1995.....................          N/A          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1996.....................      135,913          N/A           N/A          N/A          N/A          N/A           N/A
    12/31/1997.....................      252,354          N/A           N/A          N/A        7,407        7,004        20,688
    12/31/1998.....................      301,041          N/A           N/A          N/A       11,989       17,678        61,989
    12/31/1999.....................      227,382          N/A           N/A          N/A       12,554       57,878        53,258
    12/31/2000.....................      311,907          N/A           N/A          N/A       49,289       40,003        62,591
    12/31/2001.....................



                                                                           Vanguard -   Vanguard -
                                   Vanguard -   Vanguard -    Vanguard -   Short-Term   Total Bond      Wanger          Wanger
                                  Equity Index Mid-Cap Index  REIT Index    Corporate  Market Index  U.S. Small Cap  Int'l Small Cap
                                  ------------ -------------  ----------    ---------  ------------  --------------  ---------------
Accumulation unit value as of:
------------------------------
    Start Date*............             N/A          N/A           N/A          N/A          N/A       10.000          10.000
    12/31/1994.............             N/A          N/A           N/A          N/A          N/A          N/A             N/A
    12/31/1995.............             N/A          N/A           N/A          N/A          N/A        9.665          10.913
    12/31/1996.............             N/A          N/A           N/A          N/A          N/A       14.076          14.312
    12/31/1997.............             N/A          N/A           N/A          N/A          N/A       18.098          14.011
    12/31/1998.............             N/A          N/A           N/A          N/A          N/A       19,542          16.194
    12/31/1999.............             N/A          N/A           N/A          N/A          N/A       24.283          36.429
    12/31/2000.............             N/A          N/A           N/A          N/A          N/A       22.158          26.080
    12/31/2001.............             N/A          N/A           N/A          N/A          N/A
Number of units outstanding as of
---------------------------------
    12/31/1994.............             N/A          N/A           N/A          N/A          N/A          N/A             N/A
    12/31/1995.............             N/A          N/A           N/A          N/A          N/A       21,864           4,237
    12/31/1996.............             N/A          N/A           N/A          N/A          N/A      110,551          80,108
    12/31/1997.............             N/A          N/A           N/A          N/A          N/A      275,517         149,792
    12/31/1998.............             N/A          N/A           N/A          N/A          N/A      181,215         193,817
    12/31/1999.............             N/A          N/A           N/A          N/A          N/A      164,471         182,333
    12/31/2000.............             N/A          N/A           N/A          N/A          N/A      174,047         149,543
    12/31/2001.............             N/A          N/A           N/A          N/A          N/A



*  Date of commencement of operations for the Subaccounts was as follows:
   10/6/95 for DFA - VA Small Value; 1/18/95 for DFA - VA Large Value; 10/3/95 for DFA - VA International Value; 10/6/95 for DFA - VA International Small; 10/9/95 for DFA -VA Short-Term Fixed; 1/18/95 for DFA - VA Global Bond; 10/13/97 for Dreyfus Small Cap Value, J.P. Morgan Enhanced Index and Van Kampen Active International Allocation; 3/10/95 for Federated American Leaders; 9/18/95 for Federated High Income; 12/7/94 for Federated Prime Money; 6/28/95 for Federated U.S. Government Securities; 7/20/95 for Federated Utility; 2/12/96 for Montgomery Growth; 2/5/96 for Montgomery Emerging Markets; 10/13/97 for Strong Multi Cap Value; 9/20/95 for Wanger U.S. Small Cap; 9/18/95 for Wanger International Small Cap; 3/31/97 for Stein Roe Small Company Growth, Strong International Stock, Credit Suisse - International Equity and Credit Suisse - Small Company Growth; 5/3/99 for Alger Aggressive Growth; Clarion Real Estate Securities; Janus Global; Janus Growth; and LKCM Strategic Total Return; 6/18/2001 for Alliance Growth, Alliance Premier Growth, Alliance Technology, Dreyfus VIF - Appreciation, Dreyfus - Core Bond, Dreyfus Socially Responsible Growth, Seligman Capital, Seligman Communications and Information, Seligman Global Technology, Transamerica Growth, Transamerica Small Company, Gabelli Global Growth, GE U.S. Equity, PBHG Mid Cap Growth, Salomon All Cap, and Van Kampen Emerging Growth. As of December 31, 2001, the following Subaccounts had not commenced operations: Aggressive Asset Allocation, Conservative Asset Allocation, Moderate Asset Allocation, Moderately Aggressive Asset Allocation, American Century International, PIMCO Total Return Bond, Transamerica Value Balanced, Vanguard - High-Grade Bond, Vangaurd - Short-Term Corporate; Vanguard - Equity Index, Vanguard - Mid-Cap Index and Vanguard - REIT Index.

                                  APPENDIX B

If you are a Policy Owner of Policy NA103, below is a description of the significant features of your Policy and the available investment options that may be different than described in the Prospectus. Please see your actual policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy NA103.



INVESTMENT OPTIONS

The Advisor's Edge variable annuity offers you a means of investing in twenty-seven portfolios offered by nine different investment companies and four General Account Guaranteed Options.

DFA Investment Dimensions Group, Inc.
     DFA - VA Small Value Portfolio
     DFA - VA Large Value Portfolio
     DFA - VA International Value Portfolio
     DFA - VA International Small Portfolio
     DFA - VA Short-Term Fixed Portfolio
     DFA - VA Global Bond Portfolio




The Federated Insurance Series
     Federated American Leaders Fund II
     Federated High Income Bond Fund II
     Federated Prime Money Fund II
     Federated Fund for U.S. Government Securities II
     Federated Utility Fund II

The Montgomery Funds III
     Montgomery Variable Series: Growth Fund
     Montgomery Variable Series: Emerging Markets Fund

SteinRoe Variable Investment Trust
     Stein Roe Small Company Growth Fund, Variable
        Series - Class A, formerly Stein Roe Special
        Venture

Strong Variable Insurance Funds, Inc.


     Strong Multi Cap Value Fund II, formerly Strong
         Schafer Value Fund II

Wanger Advisors Trust
     Wanger U.S. Small Cap
     Wanger International Small Cap

Credit Suisse Trust
     Credit Suisse International
        Equity Portfolio
     Credit Suisse Small Company
        Growth Portfolio


AEGON/Transamerica Series Fund, Inc.
     Alger Aggressive Growth

     Clarion CRA Securities, LP, formerly J.P. Morgan
        Real Estate Securities
     Dreyfus Small Cap Value



         Janus Growth
     LKCM Strategic Total Return

     Van Kampen Active International Allocation, formerly T. Rowe Price International Stock


The following Subaccount is only available to Owners who held an investment in this Subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this Subaccount after September 1, 2000, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Fund, Inc.
     Janus Global

Effective April 6, 2001, the mutual fund underlying the following Subaccount was closed to new participation agreements with other insurance company separate accounts for shareholder servicing:

Strong Variable Insurance Funds, Inc.
         Strong International Stock Fund II


Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

..    Life Annuity - Monthly Annuity Payments are paid for the life of an
     Annuitant, ending with the last payment before the Annuitant dies.

..    Joint and Last Survivor Annuity - Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

..    Life Annuity With Period Certain - Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

..    Installment or Unit Refund Life Annuity - Available as either a fixed
     (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

..    Designated Period Annuity - Available only on a fixed basis. Monthly
     Annuity Payments are paid for a specified period, which may be from 10 to 30 years.


Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

Fee Table

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Contract Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds.

Contractowner Transaction Expenses
Sales Load Imposed on Purchases....................................................................................      None
Contingent Deferred Sales Load (surrender charge)..................................................................      None
Exchange Fees......................................................................................................      None

Annual Contract Maintenance Fee....................................................................................      $ 30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Mortality and Expense Risk Charge..................................................................................      0.50%
Administrative Charge..............................................................................................      0.15%
                                                                                                                         ----
Total Annual Separate Account Expenses.............................................................................      0.65%*

* Separate Account Annual Expenses are not charged against the General Account Guaranteed Options.

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.



DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

Paid as a lump sum, the Death Benefit is the greater of:

     (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

     (2)  the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

     (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

     (2)  the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

                         A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.


Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

..    If there is more than one Beneficiary, each will share in the Death Benefit equally.

..    If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

..    If no Beneficiary is living, Peoples Benefit will pay the proceeds to the
     Contract Owner.

..    If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before Peoples Benefit receives due proof of the Annuitant's death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page 31.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

..    the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

..    an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

..    the SEC permits a delay for your protection as a Contract Owner

..    the payment is derived from premiums paid by check, in which case Peoples
     Benefit may delay payment until the check has cleared your bank.

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                      STATEMENT OF ADDITIONAL INFORMATION

                                    for the

                    ADVISOR'S EDGE SELECT VARIABLE ANNUITY

                                  Offered by
                    Peoples Benefit Life Insurance Company
                            (An Iowa Stock Company)
                                  Home Office
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor's Edge Select variable annuity policy (the "Policy") offered by Peoples Benefit Life Insurance Company (the "Company" or "Peoples Benefit"). You may obtain a copy of the Prospectus dated May 1, 2002, by calling 800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

                                  May 1, 2002

                               TABLE OF CONTENTS


                                                                                  Page Number
                                                                                  -----------
GLOSSARY OF TERMS                                                                         3
THE POLICY - GENERAL PROVISIONS                                                           5
         Owner                                                                            5
         Entire Policy                                                                    5
         Non-Participating                                                                5
         Misstatement of Age or Sex                                                       6
         Assignment                                                                       6
         Addition, Deletion or Substitution of Investments                                6
         Excess Interest Adjustment                                                       6
         Computation of Variable Annuity Income Payments                                  7
         Exchanges                                                                        8
GUARANTEED MINIMUM INCOME BENEFIT
ADDITIONAL DEATH BENEFIT
ADDITIONAL DEATH BENEFIT - EXTRA
PERFORMANCE INFORMATION                                                                   8
         Money Market Subaccount Yields                                                   9
         30-Day Yield for Non-Money Market Subaccounts                                    9
         Standardized Average Annual Total Return for Subaccounts                        10
ADDITIONAL PERFORMANCE MEASURES                                                          11
         Non-Standardized Cumulative Total Return                                        11
         Non-Standardized Average Annual Total Return                                    11
         Non-Standardized Total Return Year-to-Date                                      14
         Non-Standardized One Year Return                                                15
         Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized     16
           Adjusted Historical Average Annual Total Return
         Individualized Computer Generated Illustrations                                 19
PERFORMANCE COMPARISONS                                                                  19
SAFEKEEPING OF ACCOUNT ASSETS                                                            21
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS                                       21
PEOPLES BENEFIT LIFE INSURANCE COMPANY                                                   21
CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                                  22
         Tax Status of the Policy                                                        22
         Distribution Requirements                                                       22
         Diversification Requirements                                                    22
         Owner Control                                                                   22
         Withholding                                                                     23
         Qualified Policies                                                              23
         Individual Retirement Annuities                                                 24
         Roth Individual Retirement Annuities (Roth IRA)                                 24
         Section 403(b) Plans                                                            24
         Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans                    25
         Deferred Compensation Plans                                                     25
         Non-Natural Persons                                                             25
TAXATION OF PEOPLES BENEFIT                                                              25
STATE REGULATION OF PEOPLES BENEFIT                                                      26
RECORDS AND REPORTS                                                                      26
DISTRIBUTION OF THE POLICIES                                                             26
LEGAL MATTERS                                                                            26
OTHER INFORMATION                                                                        26
FINANCIAL STATEMENTS                                                                     27

                               GLOSSARY OF TERMS

Accumulation Unit - An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value - An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office -- Financial Markets Division - Variable Annuity Department, Peoples Benefit Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant - The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date - The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except expressly allowed by Peoples Benefit.

Annuity Payment Option - A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit - An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary - The person who has the right to the death benefit set forth in the policy.

Business Day - A day when the New York Stock Exchange is open for business.

Cash Value - The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code - The Internal Revenue Code of 1986, as amended.

Enrollment form - A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment - A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Peoples Benefit since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account - One or more investment choices under the policy that are part of Peoples Benefit general assets and which are not in the separate account.

Guaranteed Period Options - The various guaranteed interest rate periods of the fixed account, which Peoples Benefit may offer, into which purchase payments may be paid or amounts may be transferred.

Nonqualified Policy - A policy other than a qualified policy.

Owner - The individual or entity that owns an individual policy.

Policy - The individual policy.

Policy Value - On or before the annuity commencement date, the policy value is equal to the owner's:
..    Purchase Payments; minus
..    Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus
..    Interest credited in the fixed account; plus or minus
..    Accumulated gains or losses in the separate account; minus
..    Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year - A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Purchase Payment - An amount paid to Peoples Benefit by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy - A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account - Peoples Benefit Life Insurance Company Separate Account V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which Purchase Payments under the policies may be allocated.

Service Charge -- An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount - subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner - A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments - Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request - Written notice, signed by the owner, that gives Peoples Benefit the information it requires and is received at the administrative and service office. For some transactions, Peoples Benefit may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Peoples Benefit establishes for such notices.

                        THE POLICY - GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Peoples Benefit; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Peoples Benefit has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner's
--------------
estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Peoples Benefit has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Peoples Benefit.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Peoples Benefit has made or action Peoples Benefit has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Peoples Benefit and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Peoples Benefit.

MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Policy are incorrect, Peoples Benefit will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ADDITION, DELETION OR SUBSTITUTUION OF INVESTMENTS

Peoples Benefit cannot and does not guarantee that any of the subaccounts will always be available for purchase payments, allocations or transfers. Peoples Benefit retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Peoples Benefit reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Peoples Benefit, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Peoples Benefit, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Peoples Benefit. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Peoples Benefit may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Peoples Benefit will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Peoples Benefit will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.
To the extent permitted by applicable law, Peoples Benefit also may transfer the assets of the separate account associated with the policies to another account or accounts.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option, may be subject to any excess interest adjustment. At the time you request a withdrawal, if the interest rates Peoples Benefits sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the purchase payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effect annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment ("EIA") is:

EIA = S* (G-C)* (M/12)

Where
     S = the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

     G = the guaranteed interest rate applicable to S.

     C = the current guaranteed interest rate then being offered on new purchase payments for the next longer Guaranteed Period than "M". If this form, or such a Guaranteed Period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25/th/ day of the previous calendar month, plus up to 2%.

     M = the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

     No cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

     On full surrender, each Guaranteed Period Option's ("GPO") contribution to the adjusted Policy Value will never fall below the sum of purchase payments, less any prior withdrawals and transfers from that GPO, plus interest at the 3% guaranteed effective annual interest rate.

     Some states may not allow an EIA.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

     (a) =  the Annuity Unit Value for the immediately preceding Business Day;

     (b) =  the Net Investment Factor for the day;

     (c) = the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a) = any increase or decrease in the value of the Subaccount due to investment results;

     (b) = a daily charge assessed at an annual rate of 1.45% for the mortality and expense risks assumed by Peoples Benefit which may vary depending on the Death Benefit Option you choose;

     (c) = a daily charge for the cost of administering the Policy corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Policy are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the "Exchange Date"). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.


GUARANTEED MINIMUM INCOME BENEFIT - ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the Guaranteed Minimum Income Benefit ("GMIB") for a $1000,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:
..    there were no subsequent premium payments or surrenders;
..    there were no premium taxes;
..    the $100,000 premium is subject to the GMIB;
..    the annuitant is (or both annuitants are) 60 years old when the rider is issued;
..    the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the GMIB; and
..    there is no upgrade of the minimum income base.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10 year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Life Only = Life Annuity with No Period Certain                        Life 10 = Life Annuity with 10 Years Certain

----------------------------------------------------------------------------------------------------------------------
  Rider Anniversary at                 Male                         Female                    Joint & Survivor
  Exercise Date
----------------------------------------------------------------------------------------------------------------------
                              Life Only      Life 10       Life Only        Life 10       Life Only       Life 10
----------------------------------------------------------------------------------------------------------------------
        10 (age 70)             $1,112       $1,049           $1,035         $  999          $  876         $  872
----------------------------------------------------------------------------------------------------------------------
            15                   2,212        1,824            2,075          1,788           1,336          1,349
----------------------------------------------------------------------------------------------------------------------
        20 (age 80)              3,759        2,707            3,605          2,694           2,200          2,117
----------------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum income base as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum income base on the last policy anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base.

Examples of the effect of surrenders on the minimum income base are as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                    EXAMPLE 1
                                                    ---------
-----------------------------------------------------------------------------------------------------------------------
                                                   Assumptions
                                                   -----------
-----------------------------------------------------------------------------------------------------------------------
..    minimum income base on last policy anniversary:                     $10,000
-----------------------------------------------------------------------------------------------------------------------
..    minimum income base at time of distribution:                        $10,500
-----------------------------------------------------------------------------------------------------------------------
..    policy value at time of distribution:                               $15,000
-----------------------------------------------------------------------------------------------------------------------
..    distribution amount:                                                $   500
-----------------------------------------------------------------------------------------------------------------------
..    prior distribution in current policy year:                             None
-----------------------------------------------------------------------------------------------------------------------
                                                  Calculations
                                                  ------------
-----------------------------------------------------------------------------------------------------------------------
..    maximum annual free amount:                                         $10,000 x 6% = $600
-----------------------------------------------------------------------------------------------------------------------
..    policy value after distribution:                                    $15,000 - $500 = $14,500
-----------------------------------------------------------------------------------------------------------------------
..    minimum income base after distribution (since the distribution      $10,500 - $500 = $10,000
     amount was less than the maximum annual adjustment free amount):
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                    EXAMPLE 2
                                                    ---------
-----------------------------------------------------------------------------------------------------------------------
                                                   Assumptions
                                                   -----------
-----------------------------------------------------------------------------------------------------------------------
..    minimum income base on last policy anniversary:                     $10,000
-----------------------------------------------------------------------------------------------------------------------
..    minimum income base at time of distribution:                        $10,500
-----------------------------------------------------------------------------------------------------------------------
..    policy value at time of distribution:                               $15,000
-----------------------------------------------------------------------------------------------------------------------
..    distribution amount:                                                $ 1,500
-----------------------------------------------------------------------------------------------------------------------
..    prior distribution in current policy year:                          $ 1,000
-----------------------------------------------------------------------------------------------------------------------
                                                   Calculations
                                                   ------------
-----------------------------------------------------------------------------------------------------------------------
..    maximum annual free amount:                                         $   0.0
-----------------------------------------------------------------------------------------------------------------------
     (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-----------------------------------------------------------------------------------------------------------------------
..    policy value after distribution:                                    $15,000 - $1,500 = $13,500
-----------------------------------------------------------------------------------------------------------------------
     (since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)
-----------------------------------------------------------------------------------------------------------------------
..    minimum income base after distribution:                             $10,500 - (10% x $10,500) = $9,450
------------------------------------------------------------------------- ---------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                    EXAMPLE 3
                                                    ---------
-----------------------------------------------------------------------------------------------------------------------
                                                   Assumptions
                                                   -----------
-----------------------------------------------------------------------------------------------------------------------
..    minimum income base on last policy anniversary:                     $10,000
-----------------------------------------------------------------------------------------------------------------------
..    minimum income base at time of distribution:                        $10,500
-----------------------------------------------------------------------------------------------------------------------
..    policy value at time of distribution:                               $ 7,500
-----------------------------------------------------------------------------------------------------------------------
..    distribution amount:                                                $ 1,500
-----------------------------------------------------------------------------------------------------------------------
..    prior distribution in current policy year:                          $ 1,000
-----------------------------------------------------------------------------------------------------------------------
                                                   Calculations
                                                   ------------
-----------------------------------------------------------------------------------------------------------------------
..    maximum annual free amount:                                         $   0.0
-----------------------------------------------------------------------------------------------------------------------
     (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-----------------------------------------------------------------------------------------------------------------------
..    policy value after distribution:                                    $ 7,500 - $1,500 = $6,000
-----------------------------------------------------------------------------------------------------------------------
     (since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)
-----------------------------------------------------------------------------------------------------------------------
..    minimum income base after distribution:                             $10,500 - (20% x $10,500) = $8,400
-----------------------------------------------------------------------------------------------------------------------

The amount of the first payment provided by the GMIB will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the GMIB. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the GMIB payment option selected and is based on a guaranteed interest rate of 3% and the "2000 Table" using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for males, 50% of G for females). Subsequent payments will be calculated as described in the GMIB using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Peoples Benefit bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Peoples Benefit will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate People Benefits for this risk, a guaranteed payment fee will be deducted.

ADDITIONAL DEATH BENEFIT-- ADDITIONAL INFORMATION

The following examples illustrate the additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount.

                                                       Example 1
                                                       ---------
-------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                         $100,000
-------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                    $ 25,000
-------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                          $ 30,000
-------------------------------------------------------------------------------------------------------------------------
Death Benefit on date of surrender                                                                      $150,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider Date                         $ 25,000
- Premiums paid after Rider Date = $150,000 - $100,000 - $25,000):
-------------------------------------------------------------------------------------------------------------------------
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                                    $  5,000
-------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                     $200,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since                           $ 80,000
Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $200,000 - $100,000 - $25,000 + $5,000):
-------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $80,000):    $ 32,000
-------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):            $232,000
-------------------------------------------------------------------------------------------------------------------------

                                                       Example 2
                                                       ---------
-------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                         $100,000
-------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                    $      0
-------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                          $      0
-------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                     $ 75,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since                           $      0
Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $75,000 - $100,000 - $0 + $0):
-------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):         $      0
-------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):            $ 75,000
-------------------------------------------------------------------------------------------------------------------------

ADDITIONAL DEATH BENEFIT - EXTRA -- ADDITIONAL INFORMATION


Assume the Additional Death Benefit - Extra is added to a new policy opened with $100,000 initial premium. The client is less than age 70 on the Rider Date. The client chose the 75% Initial Death Benefit Option with a Rider Fee of 0.60%. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3/rd/ Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4/th/ Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Death Proceeds have grown to $130,000.

                                    Example

--------------------------------------------------------------------------------------------------------------------------
Death Proceeds on Rider Date (equals initial policy value since new policy)                             $100,000
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during first Rider Year                                                        $      0
--------------------------------------------------------------------------------------------------------------------------
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.60% * $110,000)                    $    660
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during 2/nd/ Rider Year (= sum of total Rider Fees paid)                       $    660
--------------------------------------------------------------------------------------------------------------------------
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.60% * $95,000)                    $    570
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during 3/rd/ Rider Year (= sum of total Rider Fees paid = $660 + $570)         $  1,230
--------------------------------------------------------------------------------------------------------------------------
....                                                                                                          ...
--------------------------------------------------------------------------------------------------------------------------
Future Growth prior to premium payment in 3/rd/ year (= Current Death Proceeds - Death Proceeds on      $ 15,000
Rider Date - Premiums paid after Rider Date + Withdrawal amounts that exceeded Future Growth prior to withdrawal = $115,000 - $100,000 - $0 + $0)
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= Initial Death Benefit Option *                        $ 75,000
Death Proceeds on Rider Date - withdrawal amounts that exceeded Future Growth prior to withdrawal = 75% * $100,000 - $0)
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= Future Growth + Percentage of Initial Death Proceeds remaining = $15,000 +        $ 90,000
$75,000)
--------------------------------------------------------------------------------------------------------------------------
Future Growth after premium payment (= $140,000 (increased by premium) - $100,000 - $25,000 + $0)       $ 15,000
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (=75% * $100,000 - $0)                                   $ 75,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (=$15,000 + $75,000)                                                                 $ 90,000
--------------------------------------------------------------------------------------------------------------------------
....                                                                                                          ...
--------------------------------------------------------------------------------------------------------------------------
Future Growth prior to withdrawal in 4/th/ Rider Year (= $145,000 - $100,000- $25,000 + $0)             $ 20,000
--------------------------------------------------------------------------------------------------------------------------
Amount of Withdrawal that exceeds Future Growth prior to withdrawal (= maximum of 0 and $35,000 -       $ 15,000
$20,000)
--------------------------------------------------------------------------------------------------------------------------
Future Growth just after withdrawal in 4/th/ Rider Year (= $110,000 (reduced by                         $      0
withdrawal ignoring any potential adjustments on a variable policy) -
$100,000 - $25,000 + $15,000)
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining after withdrawal (= 75% * $100,000 - $15,000)            $ 60,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $0 + $60,000)                                                                     $ 60,000
--------------------------------------------------------------------------------------------------------------------------
....                                                                                                          ...
--------------------------------------------------------------------------------------------------------------------------
Future Growth after 5 Years (=$130,000 -  $100,000 - $25,000 + $15,000)                                 $ 20,000
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= 75% * $100,000 - $15,000)                             $ 60,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $20,000 + $60,000)                                                                $ 80,000
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 40% * $80,000               $ 32,000
--------------------------------------------------------------------------------------------------------------------------
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $130,000 +       $162,000
$32,000)
--------------------------------------------------------------------------------------------------------------------------

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

----------------------------------------------------------------------------------------------------------------------
Hypothetical Changes in Annuity Units with Stabilized Payments*

----------------------------------------------------------------------------------------------------------------------
AIR                                           3.50%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
First Variable Payment                        $500
----------------------------------------------------------------------------------------------------------------------
                                                               Monthly                     Adjustments    Cumulative
                                 Beginning      Annuity        Payment        Monthly          in          Adjusted
                                  Annuity         Unit         Without       Stabilized      Annuity       Annuity
                                   Units         Values     Stabilization     Payment         Units         Units
----------------------------------------------------------------------------------------------------------------------
At Issue:                        400.0000       1.250000       $500.00           --            --          400.0000


----------------------------------------------------------------------------------------------------------------------
                  February 1     400.0000       1.254526       $501.81        $500.00        0.0084        400.0084
----------------------------------------------------------------------------------------------------------------------
                   March 1       400.0000       1.253122       $501.25        $500.00        0.0058        400.0142
----------------------------------------------------------------------------------------------------------------------
                   April 1       400.0000       1.247324       $498.93        $500.00       (0.0050)       400.0092
----------------------------------------------------------------------------------------------------------------------
                    May 1        400.0000       1.247818       $499.13        $500.00       (0.0040)       400.0051
----------------------------------------------------------------------------------------------------------------------
                    June 1       400.0000       1.244178       $497.67        $500.00       (0.0109)       399.9943
----------------------------------------------------------------------------------------------------------------------
                    July 1       400.0000       1.250422       $500.17        $500.00        0.0008        399.9951
----------------------------------------------------------------------------------------------------------------------
                   August 1      400.0000       1.245175       $498.07        $500.00       (0.0090)       399.9861
----------------------------------------------------------------------------------------------------------------------
                 September 1     400.0000       1.251633       $500.65        $500.00        0.0030        399.9891
----------------------------------------------------------------------------------------------------------------------
                  October 1      400.0000       1.253114       $501.25        $500.00        0.0058        399.9949
----------------------------------------------------------------------------------------------------------------------
                  November 1     400.0000       1.261542       $504.62        $500.00        0.0212        400.0161
----------------------------------------------------------------------------------------------------------------------
                  December 1     400.0000       1.265963       $506.39        $500.00        0.0293        400.0454
----------------------------------------------------------------------------------------------------------------------
                  January 1      400.0000       1.270547       $508.22        $500.00        0.0387        400.0841
----------------------------------------------------------------------------------------------------------------------
                  February 1     400.0841       1.275148       $510.17        $508.33        0.0086        400.0927
----------------------------------------------------------------------------------------------------------------------

   Expenses included in the calculations are _____% Separate Account Charge and ____% portfolio expenses. If higher expenses were charged, the numbers would be lower.


                            PERFORMANCE INFORMATION

Performance information for the subaccounts including the yield and effective yield of the Federated Prime Money Fund II, the yield of the remaining subaccounts, and the total return of all subaccounts, may appear in reports or promotional literature to current or prospective Policy Owners.


Where applicable, the following subaccount inception date is used in the calculation of performance figures: 10/26/98 for all subaccounts except as follows: Alger Aggressive Growth, Clarion Real Estate Securities, Janus Global, Janus Growth, and LKCM Strategic Total Return have an inception date of 5/3/99; Alliance Growth Portfolio - Class B, Alliance Premier Growth Portfolio - Class B, Alliance Technology Portfolio - Class B, Dreyfus VIF - Appreciation Portfolio
- Service Class, Dreyfus - Core Bond Portfolio - Service Class, Dreyfus Socially Responsible Growth Fund - Service Class, Seligman Capital Portfolio - Class 2 Shares, Seligman Communications and Information Portfolio - Class 2 Shares, Seligman Global Technology Portfolio - Class 2 Shares, Transamerica Growth, Transamerica Small Company, Gabelli Global Growth, GE U.S. Equity, PBHG Mid Cap Growth, Salomon All Cap and Van Kampen Emerging Growth have an inception date of 6/18/2001. The following Subaccounts had not commenced operation as of the date of this SAI: Aggressive Asset Allocation, Conservative Asset Allocation, Moderate Asset Allocation, American Century International, PIMCO Total Return Bond, Equity Index Portfolio, Mid-Cap Index Portfolio, REIT Index Portfolio, Total Bond Market Index Portfolio and Short-Term Corporate Portfolio.

Where applicable, the following Portfolio inception dates are used in the calculation of performance figures: 6/1/99 for Alliance Growth Portfolio - Class B; 7/14/99 for Alliance Premier Growth Portfolio - Class B; 9/22/99 for Alliance Technology Portfolio - Class B; 4/5/93 for Dreyfus VIF - Appreciation Portfolio
- Service Class; 5/1/2000 for Dreyfus - Core Bond Portfolio - Service Class; 10/7/93 for Dreyfus Socially Responsible Growth Fund - Service Class; 11/18/94 for Federated Prime Money Fund II; 2/10/94 for Federated American Leaders Fund II and Federated Utility Fund II; 3/28/94 for Federated Fund for U.S. Government Securities II; 3/1/94 for Federated High Income Bond Fund II; 2/9/96 for Montgomery Growth Fund; 2/2/96 for Montgomery Emerging Markets Fund; 5/3/95 for Wanger U.S. Small Cap and Wanger International Small Cap; 10/20/95 for Strong International Stock Fund II; 6/30/95 for Credit Suisse - International Equity Portfolio and Credit Suisse - Small Company Growth Portfolio; 10/10/97 for Strong Multi Cap Value Fund II; 4/8/91 for Van Kampen Active International Allocation; 5/4/93 for Dreyfus Small Cap Value; 5/1/97 for J. P. Morgan Enhanced Index; 6/21/88 for Seligman Capital Portfolio - Class 2 Shares; 10/4/94 for Seligman Communication and Information Portfolio - Class 2 Shares; 5/1/96 for Seligman Global Technology - Class 2 Shares; 5/1/2001 for Transamerica Small Company; 2/26/69 for Transamerica Growth; 3/1/94 for Alger Aggressive Growth; 10/9/2000 for Gabelli Global Growth; 1/2/97 for GE U.S. Equity; 5/1/98 for Clarion Real Estate Securities; 12/3/92 for Janus Global; 10/2/86 for Janus Growth; 3/1/93 for LKCM Strategic Total Return; 5/3/99 for PBHG Mid Cap Growth; 5/3/99 for Salomon All Cap and 5/1/93 for Van Kampen Emerging Growth; ______ for Aggressive Asset Allocation; ________ for Conservative Asset Allocation; _____ for Moderate Asset Allocation; _______ for PIMCO Total Return Bond; ________ for Equity Index Portfolio.


MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by /365/7/, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [((Base Period Return)+1)/365/7/]-1


The current yields of the Money Market Subaccount for the 7-day period ended December 31, 2000 was 4.60% for the 6 Year Step-Up Death Benefit Option, 4.55% for the Return of Premium Death Benefit Option; and 4.70% for the Double Enhanced Death Benefit Option. The effective yield of the Money Market Subaccount for the period ended December 31, 2000 was 4.71% for the 6 Year Step-Up Death Benefit Option, 4.66% for the Return of Premium Death Benefit Option, and 4.81% for the Double Enhanced Death Benefit Option.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b + 1)/6/-1]
                                      ---
                                       cd

Where:

     [a] equals the net investment income earned during the period by the
         Portfolio attributable to shares owned by a subaccount;
     [b] equals the expenses accrued for the period (net of reimbursement);
     [c] equals the average daily number of Units outstanding during the period;
         and
     [d] equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Peoples Benefit will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                 P(1+T)/n/=ERV

Where:

(1) [P]   equals a hypothetical initial Purchase Payment of $1,000;

(2) [T]   equals an average annual total return;

(3) [n]   equals the number of years; and

(4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof).

The following table show the Standardized Average Annual Total Return for the subaccounts for the period beginning at the inception of each subaccount and ending on December 31, 2000.

                   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 2001


                     DOUBLE ENHANCED DEATH BENEFIT OPTION
                (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)


                                                                                                       Since
                                                                                                     Subaccount
Subaccount                                                                          1 Year           Inception
Alliance Growth - Class B.......................................................
Alliance Premier Growth - Class B...............................................
Alliance Technology - Class B...................................................
Dreyfus VIF - Appreciation Portfolio - Service Class............................
Dreyfus - Core Bond Portfolio - Service Class...................................
Dreyfus Small Cap Value.........................................................
Dreyfus Socially Responsible Growth Fund - Service Class........................
J.P. Morgan Enhanced Index......................................................
Federated American Leaders Fund II..............................................
Federated High Income Bond Fund II..............................................
Federated Prime Money Fund II...................................................
Federated Fund for U.S. Government Securities II................................
Federated Utility Fund II.......................................................
Montgomery Emerging Markets Fund................................................
Montgomery Growth Fund..........................................................
Seligman Capital Portfolio - Class 2 Shares.....................................
Seligman Communications and Information Portfolio - Class 2 Shares..............
Seligman Global Technology Portfolio - Class 2 Shares...........................
Stein Roe Small Company Growth Fund - Class A...................................
Strong International Stock Fund II..............................................
Strong Multi Cap Value Fund II..................................................
Transamerica Growth.............................................................
Transamerica Small Company......................................................
Van Kampen Active Int'l Allocation..............................................
Wanger International Small Cap..................................................
Wanger U.S. Small Cap...........................................................
Credit Suisse - International Equity Portfolio..................................
Credit Suisse - Small Company Growth Portfolio..................................
Alger Aggressive Growth.........................................................
Gabelli Global Growth...........................................................
GE U.S. Equity..................................................................
Janus Global....................................................................
Janus Growth....................................................................
Clarion Real Estate Securities..................................................
LKCM Strategic Total Return.....................................................
PBHG Mid Cap Growth.............................................................
Salomon All Cap.................................................................
Van Kampen Emerging Growth......................................................

                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                   NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 2001


                     DOUBLE ENHANCED DEATH BENEFIT OPTION
                (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)


                                                                                                       Since
                                                                                                     Subaccount
Subaccount                                                                          1 Year           Inception
Alliance Growth Portfolio - Class B
Alliance Premier Growth Portfolio - Class B
Alliance Technology Portfolio - Class B
Dreyfus VIF - Appreciation Portfolio - Service Class
Dreyfus - Core Bond Portfolio - Service Class
Dreyfus Small Cap Value
Dreyfus Socially Responsible Growth Fund - Service Class
J.P. Morgan Enhanced Index
Federated American Leaders Fund II
Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
Federated Utility Fund II
Montgomery Emerging Markets Fund
Montgomery Growth Fund
Seligman Capital Portfolio - Class 2 Shares
Seligman Communications and Information Portfolio - Class 2 Shares
Seligman Global Technology Portfolio - Class 2 Shares
Stein Roe Small Company Growth - Class A
Strong International Stock Fund II
Strong Multi Cap Value Fund II
Transamerica Growth
Transamerica Small Company
Van Kampen Active Int'l Allocation
Wanger International Small Cap
Wanger U.S. Small Cap
Credit Suisse - International Equity Portfolio
Credit Suisse - Small Company Growth Portfolio

Alger Aggressive Growth
Gabelli Global Growth
GE U.S. Equity
Janus Global
Janus Growth
Clarion Real Estate Securities
LKCM Strategic Total Return
PBHG Mid Cap Growth
Salomon All Cap
Van Kampen Emerging Growth


                 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 2000

                     DOUBLE ENHANCED DEATH BENEFIT OPTION
                (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)


                                                                                                       Since
                                                                                                     Subaccount
Subaccount                                                                          1 Year           Inception
Alliance Growth Portfolio - Class B
Alliance Premier Growth Portfolio - Class B
Alliance Technology Portfolio - Class B
Dreyfus VIF - Appreciation Portfolio - Service Class
Dreyfus - Core Bond Portfolio - Service Class
Dreyfus Small Cap Value
Dreyfus Socially Responsible Growth Fund - Service Class
J.P. Morgan Enhanced Index
Federated American Leaders Fund II
Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
Federated Utility Fund II
Montgomery Emerging Markets Fund
Montgomery Growth Fund
Seligman Capital Portfolio - Class 2 Shares
Seligman Communications and Information Portfolio - Class 2 Shares
Seligman Global Technology Portfolio - Class 2 Shares
Stein Roe Small Company Growth Fund - Class A
Strong International Stock Fund II
Strong Multi Cap Value Fund II
Transamerica Growth
Transamerica Small Company
Van Kampen Active Int'l Allocation
Wanger International Small Cap
Wanger U.S. Small Cap
Credit Suisse - International Equity Portfolio
Credit Suisse - Small Company Growth Portfolio
Alger Aggressive Growth
Gabelli Global Growth
GE U.S. Equity
Janus Global
Janus Growth

Clarion Real Estate Securities
LKCM Strategic Total Return
PBHG Mid Cap Growth
Salomon All Cap
Van Kampen Emerging Growth


NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                  NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

                     DOUBLE ENHANCED DEATH BENEFIT OPTION
                (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)


                                                                                                     Total Return
                                                                                                       YTD as of
Subaccount                                                                                             12/31/2001
Alliance Growth Portfolio - Class B
Alliance Premier Growth Portfolio - Class B
Alliance Technology Portfolio - Class B
Dreyfus VIF - Appreciation Portfolio -Service Class
Dreyfus - Core Bond Portfolio - Service Class
Dreyfus Small Cap Value
Dreyfus Socially Responsible Growth Fund - Service Class
J.P. Morgan Enhanced Index
Federated American Leaders Fund II
Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
Federated Utility Fund II
Montgomery Emerging Markets Fund
Montgomery Growth Fund
Seligman Capital Portfolio - Class 2 Shares
Seligman Communications and Information Portfolio - Class 2 Shares
Seligman Global Technology Portfolio - Class 2 Shares
Stein Roe Small Company Growth Fund - Class A
Strong International Stock Fund II
Strong Multi Cap Value Fund II
Transamerica Growth
Transamerica Small Company
Van Kampen Active Int'l Allocation
Wanger International Small Cap
Wanger U.S. Small Cap
Credit Suisse - International Equity Portfolio
Credit Suisse - Small Company Growth Portfolio
Alger Aggressive Growth
Gabelli Global Growth
GE U.S. Equity

Janus Global
Janus Growth
Clarion Real Estate Securities
LKCM Strategic Total Return
PBHG Mid Cap Growth
Salomon All Cap
Van Kampen Emerging Growth


NON-STANDARDIZED ONE YEAR RETURN

Peoples Benefit may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Policy were in existence before its inception date (which it was not). After the Policy's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                       NON-STANDARDIZED ONE YEAR RETURN


                                                                                  2000           1999           1998
Alliance Growth Portfolio - Class B
Alliance Premier Growth Portfolio - Class B
Alliance Technology Portfolio - Class B
Dreyfus VIF - Appreciation Portfolio - Service Class
Dreyfus - Core Bond Portfolio - Service Class
Dreyfus Small Cap Value
Dreyfus Socially Responsible Growth Fund - Service Class
DFA - VA Small Value Portfolio
DFA - VA Large Value Portfolio
DFA - VA International Value Portfolio
DFA - VA International Small Portfolio
DFA - VA Short-Term Fixed Portfolio
DFA - VA Global Bond Portfolio
J.P. Morgan Enhanced Index
Federated American Leaders Fund II
Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
Federated Utility Fund II
Montgomery Emerging Markets Fund
Montgomery Growth Fund
Seligman Capital Portfolio - Class 2 Shares
Seligman Communications and Information Portfolio - Class 2 Shares
Seligman Global Technology Portfolio - Class 2 Shares
Stein Roe Small Company Growth Fund - Class A
Strong International Stock Fund II
Strong Multi Cap Value Fund II
Transamerica Growth
Transamerica Small Company
Van Kampen Active Int'l Allocaiton
Wanger International Small Cap

Wanger U.S. Small Cap
Credit Suisse - International Equity Portfolio
Credit Suisse - Small Company Growth Portfolio
Alger Aggressive Growth
Gabelli Global Growth
GE U.S. Equity
Janus Global
Janus Growth
Clarion Real Estate Securities
LKCM Strategic Total Return
PBHG Mid Cap Growth
Salomon All Cap
Van Kampen Emerging Growth

                                                                                  1997           1996
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio - Class B
-----------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio - Class B
-----------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio - Class B
-----------------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Appreciation Portfolio - Service Class
-----------------------------------------------------------------------------------------------------------------------
Dreyfus - Core Bond Portfolio - Service Class
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund - Service Class
-----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Enhanced Index
-----------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II
-----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
-----------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II
-----------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
-----------------------------------------------------------------------------------------------------------------------
Federated Utility Fund II
-----------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund
-----------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio - Class 2 Shares
-----------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio - Class 2 Shares
-----------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio - Class 2 Shares
-----------------------------------------------------------------------------------------------------------------------
Stein Roe Small Company Growth Fund - Class A
-----------------------------------------------------------------------------------------------------------------------
Strong International Stock Fund II
-----------------------------------------------------------------------------------------------------------------------
Strong Multi Cap Value Fund II
-----------------------------------------------------------------------------------------------------------------------
Transamerica Growth
-----------------------------------------------------------------------------------------------------------------------
Transamerica Small Company
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Active Int'l Allocation
-----------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
-----------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse - International Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse - Small Company Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth
-----------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth
-----------------------------------------------------------------------------------------------------------------------
GE U.S. Equity
-----------------------------------------------------------------------------------------------------------------------
Janus Global
-----------------------------------------------------------------------------------------------------------------------
Janus Growth
-----------------------------------------------------------------------------------------------------------------------
Clarion Real Estate Securities
-----------------------------------------------------------------------------------------------------------------------
LKCM Strategic Total Return
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PBHG Mid Cap Growth
--------------------------------------------------------------------------------
Salomon All Cap
--------------------------------------------------------------------------------
Van Kampen Emerging Growth
--------------------------------------------------------------------------------


NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified purchase payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.


     ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/2000
                      (BASED ON SINGLE INITIAL PURCHASE)

                     DOUBLE ENHANCED DEATH BENEFIT OPTION
                (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)


                                                                                                                  Total
                                                                                                                  Since Portfolio
                                                                                          1 Year       3 Year     Inception Year-End
Alliance Growth Portfolio - Class B
Alliance Premier Growth Portfolio - Class B
Alliance Technology Portfolio - Class B
Dreyfus VIF - Appreciation Portfolio - Service Class
Dreyfus - Core Bond Portfolio - Service Class
Dreyfus Small Cap Value
Dreyfus Socially Responsible Growth Fund - Service Class
J.P. MorganEnhanced Index
Federated American Leaders Fund II
Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
Federated Utility Fund II
Montgomery Emerging Markets Fund
Montgomery Growth Fund
Seligman Capital Portfolio - Class 2 Shares
Seligman Communication and Information - Class 2 Shares
Seligman Global Technology - Class 2  Shares
Strong International Stock Fund II
Strong Multi Cap Value Fund II

Transamerica Growth
Transamerica Small Company
Van Kampen Active Int'l Allocation
Wanger International Small Cap
Wanger U.S. Small Cap
Credit Suisse - International Equity Portfolio
Credit Suisse - Small Company Growth Portfolio
Alger Aggressive Growth
Gabelli Global Growth
GE U.S. Equity
Janus Global
Janus Growth
Clarion Real Estate Securities
LKCM Strategic Total Return
PBHG Mid Cap Growth
Salomon All Cap
Van Kampen Emerging Growth


ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000
                      (BASED ON SINGLE INITIAL PURCHASE)

                     DOUBLE ENHANCED DEATH BENEFIT OPTION
                (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)


                                                                                                            Total
                                                                                                            Since Portfolio
                                                                                    1 Year       3 Year     Inception Year-End
Alliance Growth Portfolio - Class B
Alliance Premier Growth Portfolio - Class B
Alliance Technology Portfolio - Class B
Dreyfus VIF - Appreciation Portfolio - Service Class
Dreyfus - Core Bond Portfolio - Service Class
Dreyfus Small Cap Value
Dreyfus Socially Responsible Growth Fund - Service Class
J.P. MorganEnhanced Index
Federated American Leaders Fund II
Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
Federated Utility Fund II
Montgomery Emerging Markets Fund
Montgomery Growth Fund
Seligman Capital Portfolio - Class 2 Shares
Seligman Communication and Information
   Portfolio - Class 2 Shares
Seligman Global Technology Portfolio - Class 2 Shares
Strong International Stock Fund II
Strong Multi Cap Value Fund II
Transamerica Growth

Transamerica Small Company
Van Kampen Active Int'l Allocation
Wanger International Small Cap
Wanger U.S. Small Cap
Credit Suisse - International Equity Portfolio
Credit Suisse - Small Company Growth Portfolio
Alger Aggressive Growth
Gabelli Global Growth
GE U.S. Equity
Janus Global
Janus Growth
Clarion Real Estate Securities
LKCM Strategic Total Return
PBHG Mid Cap Growth
Salomon All Cap
Van Kampen Emerging Growth


Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                            PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

     .   quality of underlying investments;

     .   average maturity of underlying investments;

     .   type of instruments in which the Portfolio is invested;

     .   changes in interest rates and market value of underlying investments;

     .   changes in Portfolio expenses; and

     .   the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

     . Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

     . Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

     . Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

     . Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

     . Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

     . Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

     . Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     . Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     . Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

     . Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

     . Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

     .   The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                         SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit's general account assets. The general account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

              CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of Peoples Benefit or other insurance companies. Although Peoples Benefit believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.

                                PEOPLES BENEFIT

The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life

Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of Transamerica Holding Company. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company.

The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53.16% interest in AEGON N.V.

The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE POLICY

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under
Section 817(h) (Treas. Reg. (S)1.817-5)
apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Peoples Benefit has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In certain circumstances, owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policy owner's gross income. The IRS stated in a series of rulings published from 1977 to 1982 that a variable annuity policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In 1986, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the policy are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate purchase payments and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Peoples Benefit does not know what standards will be set forth, if any, in the regulation or rulings that the Treasury Department has stated it expects to issue. Peoples Benefit therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from
Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Peoples Benefit makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Purchase Payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the purchase payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the purchase payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the purchase payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentality and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Purchase Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Purchase Payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

                          TAXATION OF PEOPLES BENEFIT

Peoples Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from Peoples Benefit and its operations form a part of Peoples Benefit, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to Peoples Benefit. Peoples Benefit reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, Peoples Benefit will incur state or local taxes in several states. At the present, Peoples Benefit does not charge the Policy Owner for these taxes. If there is a change in state or local tax laws, Peoples Benefit may make charges for such taxes. Peoples Benefit does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

Peoples Benefit will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes Peoples Benefit incurs. This might become necessary if Peoples Benefit ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in Peoples Benefit's tax status. If Peoples Benefit should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Accumulated Value of the Policy would be correspondingly adjusted by any provision or charge for such taxes.

                      STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

                              RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE POLICIES

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Policy, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions and expense allowance payments not to exceed, in the aggregate, 6.75% of Purchase Payments may be paid to entities which sell the Policy. Additional payments may be made for other services not directly related to the sale of the Policy.

The Policy is offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with AFSG. The offering of the Policy is continuous and AFSG does not anticipate discontinuing the offering of the Policy. However, AFSG does reserve the right to discontinue the offering of the Policy.

                                 LEGAL MATTERS

 The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws. On behalf of Peoples Benefit, Brenda D. Sneed, Esquire, has passed upon all matters of Iowa law pertaining to the validity of the Policy and Peoples Benefit's right to issue the Policy.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Policy Owners as of ended December 31, 2000, and for each of the two years in the period then ended and the period, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Peoples Benefit as of December 31, 2000, and 1999, and for each of the three years in the period ended December 31, 2000, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Policy Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Polices. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                      STATEMENT OF ADDITIONAL INFORMATION

                                    for the

                        ADVISOR'S EDGE VARIABLE ANNUITY

                                  Offered by
                    Peoples Benefit Life Insurance Company
                            (An Iowa Stock Company)
                                  Home Office
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor's Edge variable annuity policy (the "Policy") offered by Peoples Benefit Life Insurance Company (the "Company" or "Peoples Benefit"). You may obtain a copy of the Prospectus dated May 1, 2002, by calling 800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.


                                   May 1, 2002

                               TABLE OF CONTENTS


                                                                                                    Page Number
                                                                                                   ------------
GLOSSARY OF TERMS                                                                                        3
THE POLICY - GENERAL PROVISIONS                                                                          5
         Owner                                                                                           5
         Entire Policy                                                                                   5
         Non-Participating                                                                               5
         Misstatement of Age or Sex                                                                      6
         Assignment                                                                                      6
         Addition, Deletion or Substitution of Investments                                               6
         Excess Interest Adjustment                                                                      6
         Computation of Variable Annuity Income Payments                                                 7
         Exchanges                                                                                       8
GUARANTEED MINIMUM INCOME BENEFIT
ADDITIONAL DEATH BENEFIT
ADDITIONAL DEATH BENEFIT - EXTRA
PERFORMANCE INFORMATION                                                                                  8
         Money Market Subaccount Yields                                                                  9
         30-Day Yield for Non-Money Market Subaccounts                                                  10
         Standardized Average Annual Total Return for Subaccounts                                       10
ADDITIONAL PERFORMANCE MEASURES                                                                         12
         Non-Standardized Cumulative Total Return                                                       12
         Non-Standardized Average Annual Total Return                                                   12
         Non-Standardized Total Return Year-to-Date                                                     14
         Non-Standardized One Year Return                                                               15
         Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized                    16
           Adjusted Historical Average Annual Total Return
         Individualized Computer Generated Illustrations                                                20
PERFORMANCE COMPARISONS                                                                                 20
SAFEKEEPING OF ACCOUNT ASSETS                                                                           22
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS                                                      22
PEOPLES BENEFIT LIFE INSURANCE COMPANY                                                                  22
CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                                                 23
         Tax Status of the Policy                                                                       23
         Distribution Requirements                                                                      23
         Diversification Requirements                                                                   24
         Owner Control                                                                                  24
         Withholding                                                                                    24
         Qualified Policies                                                                             24
         Individual Retirement Annuities                                                                25
         Roth Individual Retirement Annuities (Roth IRA)                                                25
         Section 403(b) Plans                                                                           26
         Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans                                   26
         Deferred Compensation Plans                                                                    26
         Non-Natural Persons                                                                            26
TAXATION OF PEOPLES BENEFIT                                                                             27
STATE REGULATION OF PEOPLES BENEFIT                                                                     27
RECORDS AND REPORTS                                                                                     27
DISTRIBUTION OF THE POLICIES                                                                            27
LEGAL MATTERS                                                                                           28
OTHER INFORMATION                                                                                       28
FINANCIAL STATEMENTS                                                                                    28

                               GLOSSARY OF TERMS

Accumulation Unit - An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value - An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office -- Financial Markets Division - Variable Annuity Department, Peoples Benefit Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant - The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date - The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except expressly allowed by Peoples Benefit.

Annuity Payment Option - A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit - An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary - The person who has the right to the death benefit set forth in the policy.

Business Day - A day when the New York Stock Exchange is open for business.

Cash Value - The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code - The Internal Revenue Code of 1986, as amended.

Enrollment form - A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment - A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Peoples Benefit since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account - One or more investment choices under the policy that are part of Peoples Benefit general assets and which are not in the separate account.

Guaranteed Period Options - The various guaranteed interest rate periods of the fixed account, which Peoples Benefit may offer, into which purchase payments may be paid or amounts may be transferred.

Nonqualified Policy - A policy other than a qualified policy.

Owner - The individual or entity that owns an individual policy.

Policy - The individual policy.

Policy Value - On or before the annuity commencement date, the policy value is equal to the owner's:

..    Purchase Payments; minus

..    Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

..    Interest credited in the fixed account; plus or minus

..    Accumulated gains or losses in the separate account; minus

..    Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year - A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Purchase Payment - An amount paid to Peoples Benefit by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy - A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account - Peoples Benefit Life Insurance Company Separate Account V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which Purchase Payments under the policies may be allocated.

Service Charge -- An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount - subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner - A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments - Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request - Written notice, signed by the owner, that gives Peoples Benefit the information it requires and is received at the administrative and service office. For some transactions, Peoples Benefit may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Peoples Benefit establishes for such notices.

                        THE POLICY - GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Peoples Benefit; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Peoples Benefit has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner's
--------------
estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Peoples Benefit has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Peoples Benefit.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Peoples Benefit has made or action Peoples Benefit has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Peoples Benefit and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Peoples Benefit.

MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Policy are incorrect, Peoples Benefit will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Peoples Benefit cannot and does not guarantee that any of the subaccounts will always be available for purchase payments, allocations or transfers. Peoples Benefit retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Peoples Benefit reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Peoples Benefit, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Peoples Benefit, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Peoples Benefit. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Peoples Benefit may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Peoples Benefit will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Peoples Benefit will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Peoples Benefit also may transfer the assets of the separate account associated with the policies to another account or accounts.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to any excess interest adjustment. At the time you request a withdrawal, if the interest rates Peoples Benefits sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the purchase payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment ("EIA") is:

EIA = S* (G-C)* (M/12)

Where
         S = the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

         G = the guaranteed interest rate applicable to S.

         C = the current guaranteed interest rate then being offered on new purchase payments for the next longer Guaranteed Period than "M". If this form, or such a Guaranteed Period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25/th/ day of the previous calendar month, plus up to 2%.

         M = the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

         No cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

         On full surrender, each Guaranteed Period Option's ("GPO") contribution to the adjusted Policy Value will never fall below the sum of purchase payments, less any prior withdrawals and transfers from that GPO, plus interest at the 3% guaranteed effective annual interest rate.

         Some states may not allow an EIA.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

     (a)   =      the Annuity Unit Value for the immediately preceding Business
                  Day;

     (b)   =      the Net Investment Factor for the day;

     (c)   =      the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a)   =      any increase or decrease in the value of the Subaccount due to investment results;

     (b)   =      a daily charge assessed at an annual rate of 60% for the
                  mortality and expense risks assumed by Peoples Benefit which may vary depending on the Death Benefit Option you choose;

     (c)   =      a daily charge for the cost of administering the Policy
                  corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Policy are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the "Exchange Date"). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.


GUARANTEED MINIMUM INCOME BENEFIT - ADDITIONAL INFORMATION


The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the Guaranteed Minimum Income Benefit ("GMIB") for a $1000,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:


..    there were no subsequent premium payments or surrenders;
..    there were no premium taxes;
..    the $100,000 premium is subject to the GMIB;
..    the annuitant is (or both annuitants are) 60 years old when the rider is issued;
..    the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the GMIB; and
..    there is no upgrade of the minimum income base.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10 year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).


Life Only = Life Annuity with No Period Certain   Life 10 = Life Annuity with 10
                                                  Years Certain




----------------------------------------------------------------------------------------------------------------------
  Rider Anniversary at                 Male                         Female                    Joint & Survivor
  Exercise Date
----------------------------------------------------------------------------------------------------------------------
                              Life Only      Life 10       Life Only        Life 10       Life Only       Life 10
----------------------------------------------------------------------------------------------------------------------
        10 (age 70)             $1,112       $1,049           $1,035        $   999        $    876       $    872
----------------------------------------------------------------------------------------------------------------------
             15                  2,212        1,824            2,075          1,788           1,336          1,349
----------------------------------------------------------------------------------------------------------------------
        20 (age 80)              3,759        2,707            3,605          2,694           2,200          2,117
----------------------------------------------------------------------------------------------------------------------



This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.


Surrenders will affect the minimum income base as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum income base on the last policy anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base.


Examples of the effect of surrenders on the minimum income base are as follows:



--------------------------------------------------------------------------------------------------------------
                                    EXAMPLE 1
--------------------------------------------------------------------------------------------------------------
                                   Assumptions
--------------------------------------------------------------------------------------------------------------
..      minimum income base on last policy anniversary:           $   10,000
--------------------------------------------------------------------------------------------------------------
..      minimum income base at time of distribution:              $   10,500
--------------------------------------------------------------------------------------------------------------
..      policy value at time of distribution:                     $   15,000
--------------------------------------------------------------------------------------------------------------
..      distribution amount:                                      $      500
--------------------------------------------------------------------------------------------------------------
..      prior distribution in current policy year:                None
--------------------------------------------------------------------------------------------------------------
                                  Calculations
--------------------------------------------------------------------------------------------------------------
..      maximum annual free amount:                               $10,000 x 6% = $600
--------------------------------------------------------------------------------------------------------------
..      policy value after distribution:                          $15,000 - $500 = $14,500
--------------------------------------------------------------------------------------------------------------
..      minimum income base after distribution (since the         $10,500 - $500 = $10,000
       distribution amount was less than the maximum
       annual adjustment free amount):
--------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------
                                    EXAMPLE 2
--------------------------------------------------------------------------------------------------------------
                                   Assumptions
--------------------------------------------------------------------------------------------------------------
..      minimum income base on last policy anniversary:           $10,000
--------------------------------------------------------------------------------------------------------------
..      minimum income base at time of distribution:              $10,500
--------------------------------------------------------------------------------------------------------------
..      policy value at time of distribution:                     $15,000
--------------------------------------------------------------------------------------------------------------
..      distribution amount:                                      $ 1,500
--------------------------------------------------------------------------------------------------------------
..      prior distribution in current policy year:                $ 1,000
--------------------------------------------------------------------------------------------------------------
                                  Calculations
--------------------------------------------------------------------------------------------------------------
..      maximum annual free amount:                               $   0.0
--------------------------------------------------------------------------------------------------------------
       (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------------------------------------
..      policy value after distribution:                          $15,000 - $1,500 = $13,500
--------------------------------------------------------------------------------------------------------------
       (since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)
--------------------------------------------------------------------------------------------------------------
..      minimum income base after distribution:                  $10,500 - (10% x $10,500) = $9,450
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                    EXAMPLE 3
--------------------------------------------------------------------------------------------------------------
                                   Assumptions
--------------------------------------------------------------------------------------------------------------
..     minimum income base on last policy anniversary:           $10,000
--------------------------------------------------------------------------------------------------------------
..     minimum income base at time of distribution:              $10,500
--------------------------------------------------------------------------------------------------------------
..     policy value at time of distribution:                     $ 7,500
--------------------------------------------------------------------------------------------------------------
..     distribution amount:                                      $ 1,500
--------------------------------------------------------------------------------------------------------------
..     prior distribution in current policy year:                $ 1,000
--------------------------------------------------------------------------------------------------------------
                                  Calculations
--------------------------------------------------------------------------------------------------------------
..     maximum annual free amount:                               $   0.0
--------------------------------------------------------------------------------------------------------------
      (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------------------------------------
..     policy value after distribution:                          $7,500 - $1,500 = $6,000
--------------------------------------------------------------------------------------------------------------
      (since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)
--------------------------------------------------------------------------------------------------------------
..     minimum income base after distribution:                   $10,500 - (20% x $10,500) = $8,400
--------------------------------------------------------------------------------------------------------------



The amount of the first payment provided by the GMIB will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the GMIB. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the GMIB payment option selected and is based on a guaranteed interest rate of 3% and the "2000 Table" using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for males, 50% of G for females). Subsequent payments will be calculated as described in the GMIB using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.


The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.


Peoples Benefit bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Peoples Benefit will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate People Benefits for this risk, a guaranteed payment fee will be deducted.


ADDITIONAL DEATH BENEFIT -- ADDITIONAL INFORMATION


The following examples illustrate the additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount.



                                   Example 1

------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                            $ 100,000
------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                       $  25,000
------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                             $  30,000
------------------------------------------------------------------------------------------------------
Death Benefit on date of surrender                                                         $ 150,000
------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider Date
- Premiums paid after Rider Date = $150,000 - $100,000 - $25,000):                            $ 25,000
-----------------------------------------------------------------------------------------------------------
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                          $  5,000
-----------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                           $200,000
-----------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since                 $ 80,000
Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $200,000 - $100,000 - $25,000 + $5,000):
-----------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%*    $ 32,000
$80,000):
-----------------------------------------------------------------------------------------------------------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):   $232,000
-----------------------------------------------------------------------------------------------------------


                                   Example 2


-----------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                  $100,000
-----------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                             $      0
-----------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                   $      0
-----------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                              $ 75,000
-----------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since                    $     0
Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $75,000 - $100,000 - $0 + $0):
-----------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%*       $     0
$0):
-----------------------------------------------------------------------------------------------------------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):      $75,000
-----------------------------------------------------------------------------------------------------------



ADDITIONAL DEATH BENEFIT - EXTRA -- ADDITIONAL INFORMATION



Assume the Additional Death Benefit - Extra is added to a new policy opened with $100,000 initial premium. The client is less than age 70 on the Rider Date. The client chose the 75% Initial Death Benefit Option with a Rider Fee of 0.60%. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Death Proceeds have grown to $130,000.


                                    Example


-----------------------------------------------------------------------------------------------------------
Death Proceeds on Rider Date (equals initial policy value since new policy)                       $100,000
-----------------------------------------------------------------------------------------------------------
Additional Death Benefit during first Rider Year                                                  $      0
-----------------------------------------------------------------------------------------------------------
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.60% * $110,000)              $     66
-----------------------------------------------------------------------------------------------------------
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)                   $    660
-----------------------------------------------------------------------------------------------------------
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.60% * $95,000)              $    570
-----------------------------------------------------------------------------------------------------------
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $660 + $570)     $  1,230
-----------------------------------------------------------------------------------------------------------
Future Growth prior to premium payment in 3rd year (= Current Death Proceeds - Death Proceeds on  $ 15,000
Rider Date - Premiums paid after Rider Date + Withdrawal amounts that exceeded
Future Growth prior to withdrawal = $115,000 - $100,000 - $0 + $0)
-----------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= Initial Death Benefit Option *                  $ 75,000
Death Proceeds on Rider Date - withdrawal amounts that exceeded Future
Growth prior to withdrawal = 75% * $100,000 - $0)
-----------------------------------------------------------------------------------------------------------
Rider Benefit Base (= Future Growth + Percentage of Initial Death Proceeds remaining = $15,000 +  $ 90,000
$75,000)
-----------------------------------------------------------------------------------------------------------
Future Growth after premium payment (= $140,000 (increased by premium) -$100,000 - $25,000 +      $ 15,000
$0)
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (=75% * $100,000 - $0)                          $   75,000
-----------------------------------------------------------------------------------------------------------
Rider Benefit Base (=$15,000 + $75,000)                                                        $   90,000
-----------------------------------------------------------------------------------------------------------
....                                                                                            ...
-----------------------------------------------------------------------------------------------------------
Future Growth prior to withdrawal in 4/th/ Rider Year (= $145,000 -  $100,000 - $25,000 + $0)  $   20,000
-----------------------------------------------------------------------------------------------------------
Amount of Withdrawal that exceeds Future Growth prior to withdrawal (= maximum of 0 and        $   15,000
$35,000 - $20,000)
-----------------------------------------------------------------------------------------------------------
Future Growth just after withdrawal in 4th Rider Year (= $110,000 (reduced by                  $        0
withdrawal ignoring any potential adjustments on a variable policy) -
$100,000 - $25,000 + $15,000)
-----------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining after withdrawal (= 75% * $100,000 - $15,000)   $   60,000
-----------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $0 + $60,000)                                                            $   60,000
-----------------------------------------------------------------------------------------------------------
....                                                                                                   ...
-----------------------------------------------------------------------------------------------------------
Future Growth after 5 Years (=$130,000 -  $100,000 - $25,000 + $15,000)                        $   20,000
-----------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= 75% * $100,000 - $15,000)                    $   60,000
-----------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $20,000 + $60,000)                                                       $   80,000
-----------------------------------------------------------------------------------------------------------
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 40% *  $80,000      $   32,000
-----------------------------------------------------------------------------------------------------------
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount =         $  162,000
$130,000 + $32,000)
-----------------------------------------------------------------------------------------------------------



Stabilized Payments

-------------------

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.


The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

-------------------------------------------------------------------------------------------------------------
Hypothetical Changes in Annuity Units with Stabilized Payments*

-------------------------------------------------------------------------------------------------------------
AIR                                           3.50%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
First Variable Payment                      $  500
-------------------------------------------------------------------------------------------------------------
                                                      Monthly                     Adjustments    Cumulative
                        Beginning      Annuity        Payment        Monthly          in          Adjusted
                         Annuity        Unit          Without       Stabilized      Annuity       Annuity
                          Units        Values      Stabilization     Payment         Units         Units
-------------------------------------------------------------------------------------------------------------
At Issue:               400.0000      1.250000     $   500.00          --             --          400.0000

-------------------------------------------------------------------------------------------------------------
           February 1   400.0000      1.254526     $   501.81       $500.00        0.0084         400.0084
-------------------------------------------------------------------------------------------------------------
            March 1     400.0000      1.253122     $   501.25       $500.00        0.0058         400.0142
-------------------------------------------------------------------------------------------------------------
            April 1     400.0000      1.247324     $   498.93       $500.00       (0.0050)        400.0092
-------------------------------------------------------------------------------------------------------------
             May 1      400.0000      1.247818     $   499.13       $500.00       (0.0040)        400.0051
-------------------------------------------------------------------------------------------------------------
            June 1      400.0000      1.244178     $   497.67       $500.00       (0.0109)        399.9943
-------------------------------------------------------------------------------------------------------------
            July 1      400.0000      1.250422     $   500.17       $500.00        0.0008         399.9951
-------------------------------------------------------------------------------------------------------------
           August 1     400.0000      1.245175     $   498.07       $500.00       (0.0090)        399.9861
-------------------------------------------------------------------------------------------------------------
          September 1   400.0000      1.251633     $   500.65       $500.00        0.0030         399.9891
-------------------------------------------------------------------------------------------------------------
           October 1    400.0000      1.253114     $   501.25       $500.00        0.0058         399.9949
-------------------------------------------------------------------------------------------------------------
          November 1    400.0000      1.261542     $   504.62       $500.00        0.0212         400.0161
-------------------------------------------------------------------------------------------------------------
          December 1    400.0000      1.265963     $   506.39       $500.00        0.0293         400.0454
-------------------------------------------------------------------------------------------------------------
          January 1     400.0000      1.270547     $   508.22       $500.00        0.0387         400.0841
-------------------------------------------------------------------------------------------------------------
          February 1    400.0841      1.275148     $   510.17       $508.33        0.0086         400.0927
-------------------------------------------------------------------------------------------------------------



   Expenses included in the calculations are _____% Separate Account Charge and ____% portfolio expenses. If higher expenses were charged, the numbers would be lower.


                            PERFORMANCE INFORMATION

Performance information for the subaccounts including the yield and effective yield of the Federated Prime Money Fund II, the yield of the remaining subaccounts, and the total return of all subaccounts, may appear in reports or promotional literature to current or prospective Policy Owners.

Until October 1995, the DFA - VA Large Value Portfolio (formerly DFA - VA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the DFA - VA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the DFA - VA Large Value Portfolio which includes the period prior to October 1995 should not be considered indicative of the Portfolio's future performance.

Where applicable, the following Subaccount inception dates are used in the calculation of performance figures. 10/6/95 for the DFA - VA Small Value and DVA
- VA International Small Value Portfolios; 1/18/95 for the DFA - VA Large Value and DFA - VA Global Bond Portfolios; 10/3/95 for the DFA - VA International Value Portfolio; 10/9/95 for DFA - VA Short-Term Fixed Portfolio; 3/10/95 for the Federated American Leaders Fund II; 7/20/95 for the Federated Utility Fund II; 12/7/94 for the Federated Prime Money Fund II; 6/28/95 for the Federated Fund for U.S. Government Securities II; 9/18/95 for the Federated High Income Bond Fund II; 2/12/96 for the Montgomery Growth Fund; 2/5/96 for the Montgomery Emerging Markets Fund; 9/20/95 for the Wanger U.S. Small Cap; 9/18/95 for the Wanger International Small Cap; 3/31/97 for Stein Roe Small Company Growth Fund
- Class A; 3/31/97 for Strong International Stock Fund II; 3/31/97 for Credit Suisse - International Equity Portfolio; 3/31/97 for Credit Suisse - Small Company Growth Portfolio; 10/13/97 for Strong Multi Cap Value Fund II; 10/31/97 for Van Kampen Active International Allocation; 10/31/97 for Dreyfus Small Cap Value; 10/13/97 for J.P. Morgan Enhanced Index; and 5/3/99 for the Alger Aggressive Growth, Clarion Real Estate Securities, Janus Global, Janus Growth, and LKCM Strategic Total Return; 5/1/2001 for Alliance Growth Portfolio - Class B, Alliance Premier Growth Portfolio - Class B, Alliance Technology Portfolio - Class B, Dreyfus VIF - Appreciation Portfolio - Service Class, Dreyfus - Core Bond Portfolio - Service Class, Dreyfus Socially Responsible Growth Fund - Service Class, Seligman Capital Portfolio - Class 2 Shares, Seligman Communications and Information Portfolio - Class 2 Shares, Seligman Global Technology Portfolio - Class 2 Shares, Transamerica Growth, Transamerica Small Company, Gabelli Global Growth, GE U.S. Equity, PBHG Mid Cap Growth, Salomon All Cap and Van Kampen Emerging Growth. The following Subaccounts had not commenced operation as of the date of this SAI: Aggressive Asset Allocation, Conservative Asset Allocation, Moderate Asset Allocation, American Century International, PIMCO Total Return Bond, Equity Index Portfolio, Mid-Cap Index Portfolio, REIT Index Portfolio, Total Bond Market Index Portfolio and Short-Term Corporate Portfolio.


Where applicable, the following Portfolio inception dates are used in the calculation of performance figures: 6/1/99 for Alliance Growth Portfolio - Class B; 7/14/99 for Alliance Premier Growth Portfolio - Class B; 9/22/99 for Alliance Technology Portfolio - Class B; 9/29/95 for the DFA - VA Small Value and DFA - VA International Small Value Portfolios; 1/12/95 for the DFA - VA Large Value and DFA - VA Global Bond Portfolios; 9/29/95 for the DFA - VA International Value Portfolio; 9/29/95 for DFA - VA Short-Term Fixed Portfolio; 4/5/93 for Dreyfus VIF - Appreciation Portfolio - Service Class; 5/1/2000 for Dreyfus - Core Bond Portfolio - Service Class; 10/7/93 for Dreyfus Socially Responsible Growth Fund - Service Class; 11/18/94 for Federated Prime Money Fund II; 2/10/94 for Federated American Leaders Fund II; 2/10/94 for Federated Utility Fund II; 3/28/94 for Federated Fund for U.S. Government Securities II; 3/1/94 for Federated High Income Bond Fund II; 2/9/96 for Montgomery Growth Fund; 2/2/96 for Montgomery Emerging Markets Fund; 5/3/95 for Wanger U.S. Small Cap and Wanger International Small Cap; 10/20/95 for Strong International Stock Fund II; 6/30/95 for Credit Suisse - International Equity Portfolio and Credit Suisse - Small Company Growth Portfolio; 10/10/97 for Strong Multi Cap Value Fund II; 4/8/91 for Van Kampen Active International Allocation; 5/4/93 for Dreyfus Small Cap Value; 5/1/97 for J.P. Morgan Enhanced Index; 6/21/88 for Seligman Capital Portfolio - Class 2 Shares; 10/11/94 for Seligman Communication and Information Portfolio - Class 2 Shares; 5/1/96 for Seligman Global Technology - Class 2 Shares; 2/26/69 for Transamerica Growth Portfolio; 5/1/2001 for Transamerica Small Company Portfolio; 3/1/94 for Alger Aggressive Growth; 10/9/2000 for Gabelli Global Growth; 1/2/97 for GE U.S. Equity; 5/1/98 for Clarion Real Estate Securities; 12/3/92 for Janus Global; 10/2/86 for Janus Growth; 3/1/93 for LKCM Strategic Total Return; 5/3/99 for PBHG Mid Cap Growth; 5/3/99 for Salomon All Cap; 5/1/93 for Van Kampen Emerging Growth; ______ for Aggressive Asset Allocation; ________ for Conservative Asset Allocation; _____ for Moderate Asset Allocation; _______ for PIMCO Total Return Bond; ________ for Equity Index Portfolio.


MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by /365/7/, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [((Base Period Return)+1)/365/7/]-1

The current yields of the Money Market Subaccount for the 7-day period ended December 31, 2000 was 5.42% for the 6 Year Step-Up Death Benefit Option, 5.37% for the Return of Premium Death Benefit Option; and 5.52% for the Double Enhanced Death Benefit Option. The effective yield of the Money Market Subaccount for the period ended December 31, 2000 was 5.57% for the 6 Year Step-Up Death Benefit Option, 5.52% for the Return of Premium Death Benefit Option, and 5.67% for the Double Enhanced Death Benefit Option.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b + 1)/6/-1]
                                      ---
                                       cd

Where:

     [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;
     [b] equals the expenses accrued for the period (net of reimbursement); [c] equals the average daily number of Units outstanding during the period; and
     [d] equals the maximum offering price per Accumulation Unit on the last day of the period.


Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Peoples Benefit will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                 P(1+T)/n/=ERV

Where:

(1) [P]  equals a hypothetical initial Purchase Payment of $1,000;

(2) [T]  equals an average annual total return;

(3) [n]  equals the number of years; and

(4) [ERV]  equals the ending redeemable value of a hypothetical $1,000 Purchase
           Payment made at the beginning of the period (or fractional portion thereof).

The following table show the Standardized Average Annual Total Return for the subaccounts for the period beginning at the inception of each subaccount and ending on December 31, 2000.

                   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                      FOR PERIOD ENDING DECEMBER 31, 2001


                     DOUBLE ENHANCED DEATH BENEFIT OPTION
                (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)


                                                                                                        Since
                                                                                                      Subaccount
Subaccount                                                                          1 Year             Inception
----------                                                                          ------             ---------
Alliance Growth - Class B.......................................................
Alliance Premier Growth - Class B...............................................
Alliance Technology - Class B...................................................
Dreyfus VIF - Appreciation Portfolio - Service Class............................
Dreyfus - Core Bond Portfolio - Service Class...................................
Dreyfus Small Cap Value.........................................................
Dreyfus Socially Responsible Growth Fund - Service Class........................
DFA - VA Small Value Portfolio..................................................
DFA - VA Large Value Portfolio..................................................
DFA - VA International Value Portfolio..........................................
DFA - VA International Small Portfolio..........................................
DFA - VA Short-Term Fixed Portfolio.............................................
DFA - VA Global Bond Portfolio..................................................
J.P. Morgan Enhanced Index......................................................
Federated American Leaders Fund II..............................................
Federated High Income Bond Fund II..............................................
Federated Prime Money Fund II...................................................
Federated Fund for U.S. Government Securities II................................
Federated Utility Fund II.......................................................
Montgomery Emerging Markets Fund................................................
Montgomery Growth Fund..........................................................
Seligman Capital Portfolio - Class 2 Shares.....................................
Seligman Communications and Information Portfolio - Class 2 Shares..............
Seligman Global Technology Portfolio - Class 2 Shares...........................
Stein Roe Small Company Growth Fund - Class A...................................
Strong International Stock Fund II..............................................
Strong Multi Cap Value Fund II..................................................
Transamerica Growth.............................................................
Transamerica Small Company......................................................
Van Kampen Active Int'l Allocation..............................................
Wanger International Small Cap..................................................
Wanger U.S. Small Cap...........................................................
Credit Suisse - International Equity Portfolio..................................
Credit Suisse - Small Company Growth Portfolio..................................
Alger Aggressive Growth.........................................................
Gabelli Global Growth...........................................................
GE U.S. Equity..................................................................
Janus Global....................................................................
Janus Growth....................................................................
Clarion Real Estate Securities..................................................
LKCM Strategic Total Return.....................................................
PBHG Mid Cap Growth.............................................................
Salomon All Cap.................................................................
Van Kampen Emerging Growth......................................................

                        ADDITIONAL PERFORMANCE MEASURES

 NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL
                                 TOTAL RETURN

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.


                    NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 2001


                     DOUBLE ENHANCED DEATH BENEFIT OPTION
                (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)


                                                                                                         Since
                                                                                                       Subaccount
Subaccount                                                                          1 Year             Inception
----------                                                                          ------             ----------
Alliance Growth Portfolio - Class B
Alliance Premier Growth Portfolio - Class B
Alliance Technology Portfolio - Class B
Dreyfus VIF - Appreciation Portfolio - Service Class
Dreyfus - Core Bond Portfolio - Service Class
Dreyfus Small Cap Value
Dreyfus Socially Responsible Growth Fund - Service Class
DFA - VA Small Value Portfolio
DFA - VA Large Value Portfolio
DFA - VA International Value Portfolio
DFA - VA International Small Portfolio
DFA - VA Short-Term Fixed Portfolio
DFA - VA Global Bond Portfolio
J.P. Morgan Enhanced Index
Federated American Leaders Fund II
Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
Federated Utility Fund II
Montgomery Emerging Markets Fund
Montgomery Growth Fund
Seligman Capital Portfolio - Class 2 Shares
Seligman Communications and Information Portfolio - Class 2 Shares
Seligman Global Technology Portfolio - Class 2 Shares
Stein Roe Small Company Growth - Class A
Strong International Stock Fund II
Strong Multi Cap Value Fund II

Transamerica Growth
Transamerica Small Company
Van Kampen Active Int'l Allocation
Wanger International Small Cap
Wanger U.S. Small Cap
Credit Suisse - International Equity Portfolio
Credit Suisse - Small Company Growth Portfolio
Alger Aggressive Growth
Gabelli Global Growth
GE U.S. Equity
Janus Global
Janus Growth
Clarion Real Estate Securities
LKCM Strategic Total Return
PBHG Mid Cap Growth
Salomon All Cap
Van Kampen Emerging Growth



                 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 2001


                     DOUBLE ENHANCED DEATH BENEFIT OPTION
                (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)


                                                                                                         Since
                                                                                                       Subaccount
Subaccount                                                                          1 Year             Inception
----------                                                                          ------             ----------
Alliance Growth Portfolio - Class B
Alliance Premier Growth Portfolio - Class B
Alliance Technology Portfolio - Class B
Dreyfus VIF - Appreciation Portfolio - Service Class
Dreyfus - Core Bond Portfolio - Service Class
Dreyfus Small Cap Value
Dreyfus Socially Responsible Growth Fund - Service Class
DFA - VA Small Value Portfolio
DFA - VA Large Value Portfolio
DFA - VA International Value Portfolio
DFA - VA International Small Portfolio
DFA - VA Short-Term Fixed Portfolio
DFA - VA Global Bond Portfolio
J.P. Morgan Enhanced Index
Federated American Leaders Fund II
Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
Federated Utility Fund II
Montgomery Emerging Markets Fund
Montgomery Growth Fund
Seligman Capital Portfolio - Class 2 Shares
Seligman Communications and Information Portfolio - Class 2 Shares
Seligman Global Technology Portfolio - Class 2 Shares
Stein Roe Small Company Growth Fund - Class A

Strong International Stock Fund II
Strong Multi Cap Value Fund II
Transamerica Growth
Transamerica Small Company
Van Kampen Active Int'l Allocation
Wanger International Small Cap
Wanger U.S. Small Cap
Credit Suisse - International Equity Portfolio
Credit Suisse - Small Company Growth Portfolio
Alger Aggressive Growth
Gabelli Global Growth
GE U.S. Equity
Janus Global
Janus Growth
Clarion Real Estate Securities
LKCM Strategic Total Return
PBHG Mid Cap Growth
Salomon All Cap
Van Kampen Emerging Growth


NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.


                   NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)


                                                                                                      Total Return
                                                                                                        YTD as of
Subaccount                                                                                              12/31/2001
----------                                                                                              ----------
Alliance Growth Portfolio - Class B
Alliance Premier Growth Portfolio - Class B
Alliance Technology Portfolio - Class B
Dreyfus VIF - Appreciation Portfolio - Service Class
Dreyfus - Core Bond Portfolio - Service Class
Dreyfus Small Cap Value
Dreyfus Socially Responsible Growth Fund - Service Class
DFA - VA Small Value Portfolio
DFA - VA Large Value Portfolio
DFA - VA International Value Portfolio
DFA - VA International Small Portfolio
DFA - VA Short-Term Fixed Portfolio
DFA - VA Global Bond Portfolio
J.P. Morgan Enhanced Index
Federated American Leaders Fund II

Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
Federated Utility Fund II
Montgomery Emerging Markets Fund
Montgomery Growth Fund
Seligman Capital Portfolio - Class 2 Shares
Seligman Communications and Information Portfolio - Class 2 Shares
Seligman Global Technology Portfolio - Class 2 Shares
Stein Roe Small Company Growth Fund - Class A
Strong International Stock Fund II
Strong Multi Cap Value Fund II
Transamerica Growth
Transamerica Small Company
Van Kampen Active Int'l Allocation
Wanger International Small Cap
Wanger U.S. Small Cap
Credit Suisse - International Equity Portfolio
Credit Suisse - Small Company Growth Portfolio
Alger Aggressive Growth
Gabelli Global Growth
GE U.S. Equity
Janus Global
Janus Growth
Clarion Real Estate Securities
LKCM Strategic Total Return
PBHG Mid Cap Growth
Salomon All Cap
Van Kampen Emerging Growth


NON-STANDARDIZED ONE YEAR RETURN

Peoples Benefit may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Policy were in existence before its inception date (which it was not). After the Policy's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                       NON-STANDARDIZED ONE YEAR RETURN

                     DOUBLE ENHANCED DEATH BENEFIT OPTION
                (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)


                                                                                  2000           1999           1998
                                                                                  ----           ----           ----
Alliance Growth Portfolio - Class B
Alliance Premier Growth Portfolio - Class B
Alliance Technology Portfolio - Class B
Dreyfus VIF - Appreciation Portfolio - Service Class
Dreyfus - Core Bond Portfolio - Service Class
Dreyfus Small Cap Value
Dreyfus Socially Responsible Growth Fund - Service Class
DFA - VA Small Value Portfolio
DFA - VA Large Value Portfolio
DFA - VA International Value Portfolio
DFA - VA International Small Portfolio
DFA - VA Short-Term Fixed Portfolio
DFA - VA Global Bond Portfolio
J.P. Morgan Enhanced Index
Federated American Leaders Fund II
Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
Federated Utility Fund II
Montgomery Emerging Markets Fund
Montgomery Growth Fund
Seligman Capital Portfolio - Class 2 Shares
Seligman Communications and Information Portfolio - Class 2 Shares
Seligman Global Technology Portfolio - Class 2 Shares
Stein Roe Small Company Growth Fund - Class A
Strong International Stock Fund II
Strong Multi Cap Value Fund II
Transamerica Growth
Transamerica Small Company
Van Kampen Active Int'l Allocaiton
Wanger International Small Cap
Wanger U.S. Small Cap
Credit Suisse - International Equity Portfolio
Credit Suisse - Small Company Growth Portfolio
Alger Aggressive Growth
Gabelli Global Growth
GE U.S. Equity
Janus Global
Janus Growth
Clarion Real Estate Securities
LKCM Strategic Total Return
PBHG Mid Cap Growth
Salomon All Cap
Van Kampen Emerging Growth

                                                                                  1997           1996
                                                                                  ----           ----
------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio - Class B
------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio - Class B
------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio - Class B
------------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Appreciation Portfolio - Service Class
------------------------------------------------------------------------------------------------------------------
Dreyfus - Core Bond Portfolio - Service Class
------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value
------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund - Service Class
------------------------------------------------------------------------------------------------------------------
DFA - VA Small Value Portfolio
------------------------------------------------------------------------------------------------------------------
DFA - VA Large Value Portfolio
------------------------------------------------------------------------------------------------------------------
DFA - VA International Value Portfolio
------------------------------------------------------------------------------------------------------------------
DFA - VA International Small Portfolio
------------------------------------------------------------------------------------------------------------------
DFA - VA Short-Term Fixed Portfolio
------------------------------------------------------------------------------------------------------------------
DFA - VA Global Bond Portfolio
------------------------------------------------------------------------------------------------------------------
J.P. Morgan Enhanced Index
------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II
------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II
------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
------------------------------------------------------------------------------------------------------------------
Federated Utility Fund II
------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund
------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio - Class 2 Shares
------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio - Class 2 Shares
------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio - Class 2 Shares
------------------------------------------------------------------------------------------------------------------
Stein Roe Small Company Growth Fund - Class A
------------------------------------------------------------------------------------------------------------------
Strong International Stock Fund II
------------------------------------------------------------------------------------------------------------------
Strong Multi Cap Value Fund II
------------------------------------------------------------------------------------------------------------------
Transamerica Growth
------------------------------------------------------------------------------------------------------------------
Transamerica Small Company
------------------------------------------------------------------------------------------------------------------
Van Kampen Active Int'l Allocation
------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap
------------------------------------------------------------------------------------------------------------------
Credit Suisse - International Equity Portfolio
------------------------------------------------------------------------------------------------------------------
Credit Suisse - Small Company Growth Portfolio
------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth
------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth
------------------------------------------------------------------------------------------------------------------
GE U.S. Equity
------------------------------------------------------------------------------------------------------------------
Janus Global
------------------------------------------------------------------------------------------------------------------
Janus Growth
------------------------------------------------------------------------------------------------------------------
Clarion Real Estate Securities
------------------------------------------------------------------------------------------------------------------
LKCM Strategic Total Return
------------------------------------------------------------------------------------------------------------------
PBHG Mid Cap Growth
------------------------------------------------------------------------------------------------------------------
Salomon All Cap
------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth
------------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified purchase payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

     ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/2001
                      (BASED ON SINGLE INITIAL PURCHASE)


                     DOUBLE ENHANCED DEATH BENEFIT OPTION
                (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)


                                                                                                 Total
                                                                                                 Since Portfolio
                                                                         1 Year       3 Year     Inception Year-End
                                                                         -----        -----      ------------------
Alliance Growth Portfolio - Class B
Alliance Premier Growth Portfolio - Class B
Alliance Technology Portfolio - Class B
Dreyfus VIF - Appreciation Portfolio - Service Class
Dreyfus - Core Bond Portfolio - Service Class
Dreyfus Small Cap Value
Dreyfus Socially Responsible Growth Fund - Service Class
DFA - VA Small Value Portfolio
DFA - VA Large Value Portfolio
DFA - VA International Value Portfolio
DFA - VA International Small Portfolio
DFA - VA Short-Term Fixed Portfolio
DFA - VA Global Bond Portfolio
J.P. Morgan Enhanced Index
Federated American Leaders Fund II
Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
Federated Utility Fund II
Montgomery Emerging Markets Fund
Montgomery Growth Fund
Seligman Capital Portfolio - Class 2 Shares
Seligman Communication and Information - Class 2 Shares
Seligman Global Technology - Class 2 Shares
Strong International Stock Fund II
Strong Multi Cap Value Fund II
Transamerica Growth
Transamerica Small Company
Van Kampen Active Int'l Allocation
Wanger International Small Cap
Wanger U.S. Small Cap
Credit Suisse - International Equity Portfolio
Credit Suisse - Small Company Growth Portfolio
Alger Aggressive Growth
Gabelli Global Growth
GE U.S. Equity
Janus Global
Janus Growth
Clarion Real Estate Securities
LKCM Strategic Total Return
PBHG Mid Cap Growth
Salomon All Cap
Van Kampen Emerging Growth

ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2001
                      (BASED ON SINGLE INITIAL PURCHASE)


                     DOUBLE ENHANCED DEATH BENEFIT OPTION
                (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)


                                                                                                 Total
                                                                                                 Since Portfolio
                                                                         1 Year       3 Year     Inception Year-End
                                                                         -----        -----      ------------------
Alliance Growth Portfolio - Class B
Alliance Premier Growth Portfolio - Class B
Alliance Technology Portfolio - Class B
Dreyfus VIF - Appreciation Portfolio - Service Class
Dreyfus - Core Bond Portfolio - Service Class
Dreyfus Small Cap Value
Dreyfus Socially Responsible Growth Fund - Service Class
DFA - VA Small Value Portfolio
DFA - VA Large Value Portfolio
DFA - VA International Value Portfolio
DFA - VA International Small Portfolio
DFA - VA Short-Term Fixed Portfolio
DFA - VA Global Bond Portfolio
J.P. Morgan Enhanced Index
Federated American Leaders Fund II
Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
Federated Utility Fund II
Montgomery Emerging Markets Fund
Montgomery Growth Fund
Seligman Capital Portfolio - Class 2 Shares
Seligman Communication and Information
   Portfolio - Class 2 Shares
Seligman Global Technology Portfolio - Class 2 Shares
Strong International Stock Fund II
Strong Multi Cap Value Fund II
Transamerica Growth
Transamerica Small Company
Van Kampen Active Int'l Allocation
Wanger International Small Cap
Wanger U.S. Small Cap
Credit Suisse - International Equity Portfolio
Credit Suisse - Small Company Growth Portfolio
Alger Aggressive Growth
Gabelli Global Growth
GE U.S. Equity
Janus Global
Janus Growth
Clarion Real Estate Securities
LKCM Strategic Total Return
PBHG Mid Cap Growth
Salomon All Cap
Van Kampen Emerging Growth

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.



Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                             PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

     .    quality of underlying investments;

     .    average maturity of underlying investments;

     .    type of instruments in which the Portfolio is invested;

     .    changes in interest rates and market value of underlying investments;

     .    changes in Portfolio expenses; and

     .    the relative amount of the Portfolio's cash flow.


From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

     . Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

     . Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

     . Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

     . Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

     . Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

     . Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

     . Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     . Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     . Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

     . Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

     . Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

     .    The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit's general account assets. The general account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

              CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of Peoples Benefit or other insurance companies. Although Peoples Benefit believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.

                                 PEOPLES BENEFIT

The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life

Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of Transamerica Holding Company. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company.

The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation. A Delaware business trust called "The AEGON Trust" exists between AEGON U.S. Holding Corporation and AEGON International N.V. which wholly-owns AEGON U.S. Holding Corporation. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has an approximately 53% interest in AEGON N.V.

The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.


                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE POLICY

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under
Section 817(h) (Treas. Reg. ss.1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Peoples Benefit has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In certain circumstances, owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policy owner's gross income. The IRS stated in a series of rulings published from 1977 to 1982 that a variable annuity policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In 1986 the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the policy are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate purchase payments and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Peoples Benefit does not know what standards will be set forth, if any, in the regulation or rulings that the Treasury Department has stated it expects to issue. Peoples Benefit therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from
Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Peoples Benefit makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Purchase Payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the purchase payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the purchase payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the purchase payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentality and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Purchase Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Purchase Payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

                          TAXATION OF PEOPLES BENEFIT

Peoples Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from Peoples Benefit and its operations form a part of Peoples Benefit, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to Peoples Benefit. Peoples Benefit reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, Peoples Benefit will incur state or local taxes in several states. At the present, Peoples Benefit does not charge the Policy Owner for these taxes. If there is a change in state or local tax laws, Peoples Benefit may make charges for such taxes. Peoples Benefit does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

Peoples Benefit will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes Peoples Benefit incurs. This might become necessary if Peoples Benefit ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in Peoples Benefit's tax status. If Peoples Benefit should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Accumulated Value of the Policy would be correspondingly adjusted by any provision or charge for such taxes.


                      STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

                              RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE POLICIES

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Policy, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions and expense allowance payments not to exceed, in the aggregate, 6.75% of Purchase Payments may be paid to entities which sell the Policy. Additional payments may be made for other services not directly related to the sale of the Policy.

The Policy is offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with AFSG. The offering of the Policy is continuous and AFSG does not anticipate discontinuing the offering of the Policy. However, AFSG does reserve the right to discontinue the offering of the Policy.

                                 LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws. On behalf of Peoples Benefit, Brenda D. Sneed, Esquire, has passed upon all matters of Iowa law pertaining to the validity of the Policy and Peoples Benefit's right to issue the Policy.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor's Edge Policy Owners as of December 31, 2000, and for each of the two years in the period then ended, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Peoples Benefit as of December 31, 2000, and 1999, and for each of the three years in the period ended December 31, 2000, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor's Edge Policy Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                              Financial Statements

                Peoples Benefit Life Insurance Company Separate
              Account V - Advisor's Edge Select Variable Annuity

                         Year ended December 31, 2000
                      with Report of Independent Auditors

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                             Financial Statements

                         Year ended December 31, 2000

                                    Contents

Report of Independent Auditors.......................................................   1

Financial Statements

Balance Sheets.......................................................................   2
Statements of Operations.............................................................  10
Statements of Changes in Contract Owners' Equity.....................................  14
Notes to Financial Statements........................................................  22

                         Report of Independent Auditors

The Board of Directors and Contract Owners of the Advisor's Edge Select Variable Annuity,
Peoples Benefit Life Insurance Company

We have audited the accompanying balance sheets of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V (comprised of the Federated American Leaders II, Federated Utility II, Federated Prime Money II, Federated High Income Bond II, Federated Fund for U.S. Government Securities II, Wanger U.S. Small Cap Advisor, Wanger International Small Cap Advisor, Montgomery Growth, Montgomery Emerging Markets, Strong International Stock II, Strong Schafer Value II, T. Rowe Price International Stock, Dreyfus Small Cap Value, Endeavor Enhanced Index, Stein Roe Small Company Growth, Warburg Pincus International Equity, Warburg Pincus Small Company Growth, WRL Janus Growth, WRL Janus Global, WRL LKCM Strategic Total Return, WRL Alger Aggressive Growth, and WRL J.P. Morgan Real Estate Securities subaccounts), which are available for investment by contract owners of the Advisor's Edge Select Variable Annuity, as of December 31, 2000, and the related statements of operations for the year then ended and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Peoples Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of the Advisor's Edge Select Variable Annuity at December 31, 2000, and the results of their operations for the year then ended and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/  Ernst & Young LLP

Des Moines, Iowa
February 2, 2001

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                                Balance Sheets

                               December 31, 2000

                                                             Federated                 Federated    Federated
                                                             American     Federated     Prime      High Income
                                                            Leaders II   Utility II    Money II       Bond II
                                                            Subaccount   Subaccount   Subaccount     Subaccount
                                                           --------------------------------------------------------
Assets
Cash                                                       $        -      $      -      $        3        $      -
Investments in mutual funds, at current market value:
  The Federated Insurance Series:
    Federated American Leaders Fund II                      1,700,802             -               -               -
    Federated Utility Fund II                                       -       378,968               -               -
    Federated Prime Money Fund II                                   -             -       3,808,861               -
    Federated High Income Bond Fund II                              -             -               -         665,525
    Federated Fund for U. S. Government Securities II               -             -               -               -
  Wanger Advisors Trust:
    Wanger U. S. Small Cap Advisor                                  -             -               -               -
    Wanger International Small Cap Advisor                          -             -               -               -
  The Montgomery Funds III:
    Montgomery Growth Portfolio                                     -             -               -               -
    Montgomery Emerging Markets Portfolio                           -             -               -               -
  Strong Variable Insurance Funds, Inc.:
    Strong International Stock Fund II                              -             -               -               -
    Strong Schafer Value Fund II                                    -             -               -               -
  Endeavor Series Trust:
    T. Rowe Price International Stock Portfolio                     -             -               -               -
    Dreyfus Small Cap Value Portfolio                               -             -               -               -
    Endeavor Enhanced Index Portfolio                               -             -               -               -
  Stein Roe Variable Investment Trust:
    Stein Roe Small Company Growth Fund, Variable Series            -             -               -               -
  Warburg Pincus Trust:
    Warburg Pincus International Equity Portfolio                   -             -               -               -
    Warburg Pincus Small Company Growth Portfolio                   -             -               -               -
  WRL Series Fund, Inc.:
    WRL Janus Growth Portfolio                                      -             -               -               -
    WRL Janus Global Portfolio                                      -             -               -               -
    WRL LKCM Strategic Total Return Portfolio                       -             -               -               -
    WRL Alger Aggressive Growth Portfolio                           -             -               -               -
    WRL J. P. Morgan Real Estate Securities Portfolio               -             -               -               -
                                                           --------------------------------------------------------
Total investments in mutual funds                           1,700,802       378,968       3,808,861         665,525
                                                           --------------------------------------------------------
Total assets                                               $1,700,802      $378,968      $3,808,864        $665,525
                                                           ========================================================

See accompanying notes.

  Federated                         Wanger
Fund for U.S      Wanger U.S     International                  Montgomery     Strong        Strong
  Government       Small Cap       Small Cap      Montgomery     Emerging    International   Schafer
  Securities II     Advisor         Advisor         Growth        Markets      Stock II      Value II
  Subaccount      Subaccount      Subaccount      Subaccount    Subaccount    Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------
$        -         $       1     $        -      $        5      $       -      $       -      $       -

         -                 -              -               -              -              -              -
         -                 -              -               -              -              -              -
         -                 -              -               -              -              -              -
         -                 -              -               -              -              -              -
 3,335,916                 -              -               -              -              -              -

         -           537,406              -               -              -              -              -
         -                 -      1,332,339               -              -              -              -

         -                 -              -       1,158,670              -              -              -
         -                 -              -               -        176,266              -              -

         -                 -              -               -              -        110,478              -
         -                 -              -               -              -              -      1,346,348

         -                 -              -               -              -              -              -
         -                 -              -               -              -              -              -
         -                 -              -               -              -              -              -


         -                 -              -               -              -              -              -

         -                 -              -               -              -              -              -
         -                 -              -               -              -              -              -

         -                 -              -               -              -              -              -
         -                 -              -               -              -              -              -
         -                 -              -               -              -              -              -
         -                 -              -               -              -              -              -
         -                 -              -               -              -              -              -
--------------------------------------------------------------------------------------------------------
 3,335,916           537,406       1,332,339      1,158,670        176,266        110,478      1,346,348
--------------------------------------------------------------------------------------------------------
$3,335,916          $537,407      $1,332,339     $1,158,675       $176,266       $110,478     $1,346,348
========================================================================================================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                          Balance Sheets (continued)


                                                             Federated                Federated     Federated
                                                             American    Federated      Prime      High Income
                                                            Leaders II   Utility II   Money II      Bond II
                                                            Subaccount   Subaccount  Subaccount    Subaccount
                                                            --------------------------------------------------
Liabilities and contract owners' equity
Liabilities:
  Contract terminations payable                             $       11   $      10   $        -    $        4
                                                            -------------------------------------------------
Total liabilities                                                   11          10            -             4

Contract owners' equity:
  Deferred annuity contracts terminable by owners            1,700,791     378,958    3,808,864       665,521
                                                             ------------------------------------------------
Total liabilities and contract owners' equity               $1,700,802   $ 378,968   $3,808,864    $  665,525
                                                            =================================================

See accompanying notes.

   Federated                        Wanger
  Fund for U.S    Wanger U.S.    International                 Montgomery      Strong          Strong
   Government      Small Cap       Small Cap     Montgomery     Emerging    International      Schafer
 Securities II      Advisor         Advisor        Growth        Markets      Stock II        Value II
   Subaccount     Subaccount      Subaccount     Subaccount    Subaccount    Subaccount      Subaccount
-------------------------------------------------------------------------------------------------------

$        -        $      -        $       27     $         -    $       2    $        1      $       23
-------------------------------------------------------------------------------------------------------
         -               -                27               -            2             1              23


 3,335,916         537,407         1,332,312       1,158,675      176,264       110,477       1,346,325
-------------------------------------------------------------------------------------------------------
$3,335,916        $537,407        $1,332,339     $ 1,158,675    $ 176,266    $  110,478      $1,346,348
=======================================================================================================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                          Balance Sheets (continued)

                                               T. Rowe Price    Dreyfus         Endeavor      Stein Roe Small
                                               International   Small Cap        Enhanced          Company
                                                   Stock         Value           Index            Growth
                                                Subaccount     Subaccount      Subaccount       Subaccount
                                              ---------------------------------------------------------------
Assets
Cash                                          $         -     $        -      $       34        $       -
Investments in mutual funds, at current
  market value:
  The Federated Insurance Series:
    Federated American Leaders Fund II                  -              -               -                -
    Federated Utility Fund II                           -              -               -                -
    Federated Prime Money Fund II                       -              -               -                -
    Federated High Income Bond Fund II                  -              -               -                -
    Federated Fund for U. S. Government
      Securities II                                     -              -               -                -
  Wanger Advisors Trust:
    Wanger U. S. Small Cap Advisor                      -              -               -                -
    Wanger International Small Cap Advisor              -              -               -                -
  The Montgomery Funds III:
    Montgomery Growth Portfolio                         -              -               -                -
    Montgomery Emerging Markets Portfolio               -              -               -                -
  Strong Variable Insurance Funds, Inc.:
    Strong International Stock Fund II                  -              -               -                -
    Strong Schafer Value Fund II                        -              -               -                -
  Endeavor Series Trust:
    T. Rowe Price International Stock
      Portfolio                                 1,518,977              -               -                -
    Dreyfus Small Cap Value Portfolio                   -      2,178,665               -                -
    Endeavor Enhanced Index Portfolio                   -              -       3,802,046                -
  Stein Roe Variable Investment Trust:
    Stein Roe Small Company Growth Fund,
      Variable Series                                   -              -               -          748,625
  Warburg Pincus Trust:
    Warburg Pincus International Equity
      Portfolio                                         -              -               -                -
    Warburg Pincus Small Company Growth
      Portfolio                                         -              -               -                -
  WRL Series Fund, Inc.:
    WRL Janus Growth Portfolio                          -              -               -                -
    WRL Janus Global Portfolio                          -              -               -                -
    WRL LKCM Strategic Total Return
      Portfolio                                         -              -               -                -
    WRL Alger Aggressive Growth Portfolio               -              -               -                -
    WRL J. P. Morgan Real Estate Securities
      Portfolio                                         -              -               -                -
                                              -----------------------------------------------------------
Total investments in mutual funds               1,518,977      2,178,665       3,802,046          748,625
                                              -----------------------------------------------------------
Total assets                                  $ 1,518,977     $2,178,665      $3,802,080        $ 748,625
                                              ===========================================================

See accompanying notes.

   Warburg          Warburg                                                                     WRL J. P.
   Pincus            Pincus                                        WRL LKCM        WRL Alger        Morgan
International        Small         WRL Janus      WRL Janus        Strategic      Aggressive         Real
   Equity           Company          Growth         Global           Total          Growth          Estate
 Subaccount          Growth        Subaccount     Subaccount        Return        Subaccount      Securities
                   Subaccount                                     Subaccount                      Subaccount
------------------------------------------------------------------------------------------------------------
  $      -         $        6      $      125     $        -      $        1      $       17        $      -

         -                  -               -              -               -               -               -
         -                  -               -              -               -               -               -
         -                  -               -              -               -               -               -
         -                  -               -              -               -               -               -
         -                  -               -              -               -               -               -

         -                  -               -              -               -               -               -
         -                  -               -              -               -               -               -

         -                  -               -              -               -               -               -
         -                  -               -              -               -               -               -

         -                  -               -              -               -               -               -
         -                  -               -              -               -               -               -

         -                  -               -              -               -               -               -
         -                  -               -              -               -               -               -
         -                  -               -              -               -               -               -


         -                  -               -              -               -               -               -

   386,517                  -               -              -               -               -               -
         -          2,513,222               -              -               -               -               -

         -                  -       5,401,744              -               -               -               -
         -                  -               -      3,849,097               -               -               -
         -                  -               -              -       1,017,894               -               -
         -                  -               -              -               -       1,352,674               -
         -                  -               -              -               -               -         212,500
------------------------------------------------------------------------------------------------------------
   386,517          2,513,222       5,401,744      3,849,097       1,017,894       1,352,674         212,500
------------------------------------------------------------------------------------------------------------
  $386,517         $2,513,228      $5,401,869     $3,849,097      $1,017,895      $1,352,691        $212,500
============================================================================================================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                          Balance Sheets (continued)

                                                             T. Rowe Price     Dreyfus        Endeavor         Small
                                                             International    Small Cap       Enhanced        Company
                                                                Stock           Value          Index           Growth
                                                              Subaccount      Subaccount     Subaccount      Subaccount
                                                             ----------------------------------------------------------
Liabilities and contract owners' equity
Liabilities
  Contract terminations payable
                                                             $       19       $       67     $        -      $        2
                                                             ----------------------------------------------------------
Total liabilities                                                    19               67              -               2

Contract owners' equity:
  Deferred annuity contracts terminable by owners             1,518,958        2,178,598      3,802,080         748,623
                                                             ----------------------------------------------------------
Total liabilities and contract owners' equity                $1,518,977       $2,178,665     $3,802,080      $  748,625
                                                             ==========================================================


See accompanying notes.

    Warburg        Warburg                                                                  WRL J. P.
    Pincus       Pincus Small                                WRL LKCM        WRL Alger     Morgan Real
 International     Company       WRL Janus    WRL Janus     Strategic       Aggressive       Estate
    Equity          Growth        Growth       Global      Total Return       Growth       Securities
  Subaccount      Subaccount    Subaccount   Subaccount     Subaccount      Subaccount     Subaccount
------------------------------------------------------------------------------------------------------
  $      5       $        -     $        -   $        -     $        -     $        -        $       -
------------------------------------------------------------------------------------------------------
         5                -              -            -              -              -                -

   386,512        2,513,228      5,401,869    3,849,097      1,017,895      1,352,691          212,500
------------------------------------------------------------------------------------------------------
  $386,517       $2,513,228     $5,401,869   $3,849,097     $1,017,895     $1,352,691        $ 212,500
======================================================================================================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                           Statements of Operations

                         Year ended December 31, 2000


                                                          Federated                  Federated      Federated
                                                          American     Federated       Prime       High Income
                                                         Leaders II    Utility II    Money II        Bond II
                                                         Subaccount    Subaccount   Subaccount     Subaccount
                                                         -----------------------------------------------------
Net investment income (loss)
Income:
  Dividends                                              $   60,947    $  11,811    $    304,762     $   34,837
Expenses:
  Administrative, mortality and expense risk charges         20,216        4,179          84,491          7,157
                                                         ------------------------------------------------------
Net investment income (loss)                                 40,731        7,632         220,271         27,680

Net realized and unrealized capital gain (loss)
from investments
Net realized capital gain (loss) from sales of
  investments:
  Proceeds from sales                                       847,594      112,489     231,255,207        303,835
  Cost of investments sold                                  925,964      123,976     231,255,207        334,348
                                                         ------------------------------------------------------
Net realized capital gain (loss) from sales of
  investments                                               (78,370)     (11,487)              -        (30,513)

Net change in unrealized appreciation/depreciation of
  investments:
  Beginning of the period                                   (12,987)         203               -          6,808
  End of the period                                          45,795      (31,111)              -        (36,776)
                                                         ------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments                                                58,782      (31,314)              -        (43,584)
                                                         ------------------------------------------------------
Net realized and unrealized capital gain (loss) from
  investments                                               (19,588)     (42,801)              -        (74,097)
                                                         ------------------------------------------------------
Increase (decrease) from operations                      $   21,143    $ (35,169)   $    220,271     $  (46,417)
                                                         ======================================================


See accompanying notes.

  Federated
  Fund for        Wanger          Wanger
    U. S.          U. S.       International                  Montgomery         Strong           Strong
 Government      Small Cap      Small Cap      Montgomery      Emerging       International       Schafer
 Securities       Advisor        Advisor         Growth        Markets          Stock II         Value II
II Subaccount    Subaccount    Subaccount      Subaccount     Subaccount       Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------------
$   117,545      $  99,983     $  105,747      $   84,936     $      -        $       -       $     5,861

     38,721          7,609         14,193          18,051         1,914            1,733           13,546
-----------------------------------------------------------------------------------------------------------
     78,824         92,374         91,554          66,885        (1,914)          (1,733)          (7,685)



  1,674,485        608,450        614,320         611,209        16,362          209,772          119,317
  1,667,899        683,489        396,492         559,960        13,059          234,308          115,593
-----------------------------------------------------------------------------------------------------------

      6,586        (75,039)       217,828          51,249         3,303          (24,536)           3,724



      5,065        108,658        291,958          63,373         7,344            3,818           (1,571)
    177,233          5,705       (463,782)       (175,347)      (46,684)         (27,484)          56,798
-----------------------------------------------------------------------------------------------------------

    172,168       (102,953)      (755,740)       (238,720)      (54,028)         (31,302)          58,369
-----------------------------------------------------------------------------------------------------------

    178,754       (177,992)      (537,912)       (187,471)      (50,725)         (55,838)          62,093
-----------------------------------------------------------------------------------------------------------
$   257,578      $ (85,618)     $(446,358)     $ (120,586)    $ (52,639)      $  (57,571)     $    54,408
===========================================================================================================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                     Statements of Operations (continued)

                                                         T. Rowe                                   Stein Roe
                                                          Price       Dreyfus        Endeavor        Small
                                                      International   Small Cap      Enhanced       Company
                                                           Stock      Value          Index          Growth
                                                        Subaccount    Subaccount     Subaccount    Subaccount
                                                       -------------------------------------------------------
Net investment income (loss) Income:
  Dividends                                            $   146,939    $  233,383      $  214,749    $        -
Expenses:
  Administrative, mortality and expense
    risk charges                                            27,086        23,363          50,400         2,154
                                                       -------------------------------------------------------
Net investment income (loss)                               119,853       210,020         164,349        (2,154)

Net realized and unrealized capital gain (loss)
from investments
Net realized capital gain (loss) from
  sales of investments:
  Proceeds from sales                                   36,310,190       227,669         592,894        24,585
  Cost of investments sold                              36,281,923       209,731         602,369        16,170
                                                       -------------------------------------------------------
Net realized capital gain (loss) from
  sales of investments                                      28,267        17,938          (9,475)        8,415

Net change in unrealized appreciation/
depreciation of investments:
  Beginning of the period                                  100,719        82,411         137,628         8,613
  End of the period                                         (5,284)      (68,495)       (461,569)      (55,062)
                                                       -------------------------------------------------------
Net change in unrealized
  appreciation/depreciation of investments                (106,003)     (150,906)       (599,197)      (63,675)
                                                       -------------------------------------------------------
Net realized and unrealized capital gain
  (loss) from investments                                  (77,736)     (132,968)       (608,672)      (55,260)
                                                       -------------------------------------------------------
Increase (decrease) from operations                    $    42,117    $   77,052      $ (444,323)   $  (57,414)
                                                       =======================================================

See accompanying notes.

                               Warburg                                                      WRL J. P.
                 Warburg       Pincus                              WRL LKCM                  Morgan
                 Pincus         Small                              Strategic   WRL Alger      Real
              International    Company    WRL Janus    WRL Janus    Total      Aggressive     Estate
                 Equity        Growth       Growth      Global      Return       Growth     Securities
               Subaccount    Subaccount   Subaccount  Subaccount   Subaccount  Subaccount   Subaccount
              ------------  ------------ ------------ ------------ ----------- ------------ ------------
             $   51,450     $   559,930   $  892,507  $    945,592   $  79,516   $ 188,631    $  1,299


                 12,995          12,160       53,470        49,796       9,175      13,027         916
             ----------    ------------  -----------  ------------  ----------   ---------   ---------
                 38,455         547,770      839,037       895,796      70,341     175,604         383



             87,141,981         210,577      411,942    86,486,376     183,228      40,648       6,551
             86,803,168         279,418      424,329    85,267,902     191,543      35,500       5,575
             ----------    ------------  -----------  ------------  ----------   ---------   ---------

                338,813         (68,841)     (12,387)    1,218,474      (8,315)      5,148         976



                  2,207           5,316       38,887        52,484         690      47,294          42
               (132,676)       (982,281)  (2,870,890)   (1,764,050)    (82,686)   (576,564)      9,157
             ----------    ------------  -----------  ------------  ----------   ---------   ---------

               (134,883)       (987,597)  (2,909,777)   (1,816,534)    (83,376)   (623,858)      9,115
             ----------    ------------  -----------  ------------  ----------   ---------   ---------

                203,930      (1,056,438)  (2,922,164)     (598,060)    (91,691)   (618,710)     10,091
             ----------    ------------  -----------  ------------  ----------   ---------   ---------
             $  242,385    $   (508,668) $(2,083,127)   $  297,736    $(21,350)  $(443,106)    $10,474
             ==========    ============  ===========  ============  ==========   =========   =========

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                Statements of Changes in Contract Owners' Equity

             Years ended December 31, 2000 and 1999, except as noted

                                        Federated American       Federated Utility II
                                       Leaders II Subaccount          Subaccount
                                       ---------- -----------    ---------- -----------
                                         2000        1999          2000        1999
                                       ---------- -----------    ---------- -----------
 Operations:
   Net investment income (loss)        $   40,731  $   11,805     $   7,632  $  (1,265)
   Net realized capital gain (loss)       (78,370)     (5,113)      (11,487)       853
   Net change in unrealized
     appreciation/
     depreciation of investments           58,782     (13,087)      (31,314)       137
                                       ---------- -----------    ---------- -----------
 Increase (decrease) from operations       21,143      (6,395)      (35,169)      (275)

 Contract transactions:
   Net contract purchase payments         696,779   1,146,888       201,323    139,097
   Transfer payments from (to) other
     subaccounts or general account      (362,839)    362,813       101,948     71,387
   Contract terminations,
     withdrawals, and other
     deductions                          (137,784)    (20,910)      (66,617)   (33,798)
                                       ---------- -----------    ---------- -----------
 Increase (decrease) from contract
   transactions                           196,156   1,488,791       236,654    176,686
                                       ---------- -----------    ---------- -----------
 Net increase (decrease) in contract
   owners' equity                         217,299   1,482,396       201,485    176,411

 Contract owners' equity:
   Beginning of the period              1,483,492       1,096       177,473      1,062
                                       ---------- -----------    ---------- -----------
   End of the period                   $1,700,791  $1,483,492     $ 378,958  $ 177,473
                                       ========== ===========    ========== ===========

(1) Commencement of operations, May 3, 1999.

See accompanying notes.

                                                    Federated Fund for
                              Federated High         U. S. Government           Wanger U. S.
    Federated Prime           Income Bond II           Securities II         Small Cap Advisor
  Money II Subaccount           Subaccount              Subaccount               Subaccount
------------- -----------    --------  ---------    ----------- ----------   ---------------------
    2000         1999         2000       1999          2000       1999         2000       1999
------------- -----------    --------  ---------    ----------- ----------   ---------- ----------
$    220,271  $   152,418    $  27,680  $ (2,471)   $   78,824  $    3,899   $   92,374  $   3,100
           -            -      (30,513)   (1,573)        6,586     (17,857)     (75,039)       956

           -            -      (43,584)    6,747       172,168       5,058     (102,953)   108,539
------------  -----------    ---------  --------    ----------  ----------   ----------  ---------
     220,271      152,418      (46,417)    2,703       257,578      (8,900)     (85,618)   112,595


  13,305,417   10,147,575      194,136    91,461     1,877,802   1,234,909      282,965    514,403

  (9,524,227)   3,433,751      219,406   257,458       (13,357)    298,849     (352,453)   135,205

 (14,367,052)     (10,810)     (50,248)   (4,034)     (277,598)    (34,374)     (62,388)    (8,416)
------------- -----------    --------- ---------    ----------  ----------   ----------  ---------
 (10,585,862)  13,570,516      363,294   344,885     1,586,847   1,499,384     (131,876)   641,192
------------- -----------    --------- ---------    ----------  ----------   ----------  ---------

 (10,365,591)  13,722,934      316,877   347,588     1,844,425   1,490,484     (217,494)   753,787


  14,174,455      451,521      348,644     1,056     1,491,491       1,007      754,901      1,114
------------- -----------    --------- ---------    ----------  ----------   ----------  ---------
$  3,808,864  $14,174,455    $ 665,521 $ 348,644    $3,335,916  $1,491,491   $  537,407  $ 754,901
============= ===========    ========= =========    ==========  ==========   ==========  =========

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)



                                                 Wanger International
                                                  Small Cap Advisor                   Montgomery Growth
                                                     Subaccount                          Subaccount
                                              --------------------------          --------------------------
                                                2000             1999                2000           1999
                                              --------------------------          --------------------------
 Operations:
   Net investment income (loss)
                                              $  91,554      $    (2,600)         $   66,885      $    3,335
   Net realized capital gain (loss)             217,828           15,016              51,249           1,610
   Net change in unrealized
     appreciation/
     depreciation of investments               (755,740)         291,807            (238,720)         63,263
                                              --------------------------          --------------------------
 Increase (decrease)from operations            (446,358)         304,223            (120,586)         68,208

 Contract transactions:
   Net contract purchase payments               320,066          336,963             432,549         739,247
   Transfer payments from (to) other
     subaccounts or general account             731,656          159,921               3,015         120,958
   Contract terminations,
     withdrawals, and other
     deductions                                 (63,524)         (11,794)            (78,250)         (7,581)
                                              --------------------------          --------------------------
 Increase (decrease) from contract
   transactions                                  988,198         485,090             357,314         852,624
                                              --------------------------          --------------------------
 Net increase (decrease) in contract
   owners' equity                               541,840          789,313             236,728         920,832

 Contract owners' equity:
   Beginning of the period                       790,472           1,159             921,947           1,115
                                              --------------------------          --------------------------
   End of the period                          $1,332,312     $   790,472          $1,158,675      $  921,947
                                              ==========================          ==========================


(1) Commencement of operations, May 3, 1999.


See accompanying notes.


      Montgomery                                                                 T. Rowe Price
   Emerging Markets       Strong International          Strong Schafer         International Stock
      Subaccount          Stock II Subaccount        Value II Subaccount            Subaccount
---------------------     ---------------------    -----------------------    ------------------------
    2000       1999          2000        1999          2000         1999          2000        1999
---------------------     ---------------------    -----------------------    ------------------------
$   (1,914)  $   (206)     $  (1,733)  $   (340)   $   (7,685)   $   9,267    $  119,853   $   (11,484)
     3,303      2,802        (24,536)    45,428         3,724       (5,037)       28,267       847,861

   (54,028)     7,288        (31,302)     3,693        58,369       (1,767)     (106,003)      100,626
---------------------      -----------------------------------------------    ------------------------
   (52,639)     9,884        (57,571)    48,781        54,408        2,463        42,117       937,003


    89,664     25,276        106,798     11,444       567,354      254,354       520,209     2,052,993

   124,079     (1,006)        52,867    (34,517)      502,130       22,883      (567,675)   (1,343,059)

   (18,423)    (1,626)       (16,398)    (2,073)      (57,077)      (1,375)     (113,823)       (9,909)
---------------------      -----------------------------------------------    ------------------------
   195,320     22,644        143,267    (25,146)    1,012,407      275,862      (161,289)      700,025
---------------------      -----------------------------------------------    ------------------------

   142,681     32,528         85,696     23,635     1,066,815      278,325      (119,172)    1,637,028


    33,583      1,055         24,781      1,146       279,510        1,185     1,638,130         1,102
---------------------      -----------------------------------------------    ------------------------
$  176,264   $ 33,583      $ 110,477   $ 24,781    $1,346,325    $ 279,510    $1,518,958    $1,638,130
=====================      ===============================================    ========================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)


                                         Dreyfus Small Cap         Endeavor Enhanced
                                         Value Subaccount          Index Subaccount
                                       ----------------------    ----------------------
                                         2000        1999          2000        1999
                                       ----------------------    ----------------------
 Operations:
   Net investment income (loss)        $  210,020  $    (755)   $    164,349  $   8,675
   Net realized capital gain (loss)        17,938       (365)         (9,475)     3,143
   Net change in unrealized
     appreciation/
     depreciation of investments         (150,906)    82,220        (599,197)   137,466
                                       ---------------------    -----------------------
 Increase (decrease)from operations        77,052     81,100        (444,323)   149,284

 Contract transactions:
   Net contract purchase payments         808,789    670,523       1,837,799  1,949,443
   Transfer payments from (to) other
     subaccounts or general account       544,752     74,934         483,231    149,685
   Contract terminations,
     withdrawals, and other
     deductions                           (74,759)    (4,985)       (307,664)   (16,529)
                                       ---------------------    -----------------------
 Increase (decrease) from contract
   transactions                         1,278,782    740,472       2,013,366  2,082,599
                                       ---------------------    -----------------------
 Net increase (decrease) in contract
   owners' equity                       1,355,834    821,572       1,569,043  2,231,883

 Contract owners' equity:
   Beginning of the period                822,764      1,192       2,233,037      1,154
                                       ----------  ---------    ------------ ----------
   End of the period                   $2,178,598  $ 822,764    $  3,802,080 $2,233,037
                                       ==========  =========    ============ ==========


(1) Commencement of operations, May 3, 1999.



See accompanying notes.

     Stein Roe Small              Warburg Pincus             Warburg Pincus
      Company Growth              International               Small Company           WRL Janus Growth
        Subaccount              Equity Subaccount           Growth Subaccount             Subaccount
 ------------------------    ------------------------   -------------------------   ------------------------
      2000         1999          2000        1999           2000         1999           2000       1999 (1)
 ------------------------    ------------------------   -------------------------   ------------------------
 $    (2,154)   $    (142)   $   38,455  $     (9,278)  $   547,770    $      371   $   839,037   $  121,318
       8,415          570       338,813       943,729       (68,841)        1,778       (12,387)      15,357

     (63,675)       8,509      (134,883)        2,140      (987,597)        5,143    (2,909,777)      38,887
 ------------------------    ----------------------------------------------------   ------------------------
     (57,414)       8,937       242,385       936,591      (508,668)        7,292    (2,083,127)     175,562


      66,766        1,392       287,055     1,010,718       583,380         7,683     3,007,482      509,264

     714,743       18,026      (169,401)   (1,918,282)    2,432,050        16,591     3,826,579      248,229

      (3,396)      (1,528)       (2,060)      (1,572)       (21,934)       (4,335)     (268,652)     (13,468)
 ------------------------    ----------------------------------------------------   ------------------------
     778,113       17,890       115,594     (909,136)     2,993,496        19,939     6,565,409      744,025
 ------------------------    ----------------------------------------------------   ------------------------

     720,699       26,827       357,979       27,455      2,484,828        27,231     4,482,282      919,587


      27,924        1,097        28,533        1,078         28,400         1,169       919,587            -
 ------------------------    ----------------------------------------------------   ------------------------
 $   748,623    $  27,924    $  386,512  $    28,533    $ 2,513,228    $   28,400   $ 5,401,869   $  919,587
 ========================    ====================================================   ========================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)


                                                                      WRL LKCM Strategic
                                            WRL Janus Global             Total Return
                                               Subaccount                 Subaccount
                                         -----------------------    -----------------------
                                            2000      1999 (1)         2000      1999 (1)
                                         -----------------------    -----------------------
Operations:
  Net investment income (loss)           $   895,796 $    33,291    $    70,341  $   14,111

  Net realized capital gain (loss)         1,218,474   1,068,544         (8,315)       (299)
  Net change in unrealized
    appreciation/
    depreciation of investments           (1,816,534)     52,484        (83,376)        690
                                         -----------------------    -----------------------
Increase (decrease)from operations           297,736   1,154,319        (21,350)     14,502

Contract transactions:
  Net contract purchase payments           1,601,694   1,491,678        276,153     192,039
  Transfer payments from (to) other
    subaccounts or general account         1,177,298  (1,740,195)       549,407      93,989
  Contract terminations, withdrawals,
    and other deductions                    (121,956)    (11,477)       (82,215)     (4,630)
                                         -----------------------    -----------------------
Increase (decrease) from contract
  transactions                             2,657,036    (259,994)       743,345     281,398
                                         -----------------------    -----------------------

Net increase (decrease) in contract        2,954,772     894,325        721,995     295,900
  owners' equity

Contract owners' equity:
  Beginning of the period                    894,325           -        295,900           -
                                         -----------------------    -----------------------
  End of the period                       $3,849,097  $  894,325    $ 1,017,895  $   295,900
                                         =======================    =======================

(1) Commencement of operations, May 3, 1999.


See accompanying notes.

                 WRL Alger Aggressive          WRL J. P. Morgan Real Estate
                   Growth Subaccount              Securities Subaccount
           --------------------------------    ---------------------------
                  2000         1999 (1)            2000        1999 (1)
           --------------------------------    ---------------------------

             $   175,604     $  30,445           $     383     $      -
                   5,148         9,064                 976         (139)

                (623,858)       47,294               9,115           42
           --------------------------------    ---------------------------
                (443,106)       86,803              10,474          (97)


                 712,898       209,789             140,837        1,153

                 750,973        71,043              63,612        2,395

                 (34,246)       (1,463)             (5,001)        (873)
           --------------------------------    ---------------------------
               1,429,625       279,369             199,448        2,675
           --------------------------------    ---------------------------
                 986,519       366,172             209,922        2,578


                 366,172             -               2,578            -
           --------------------------------    ---------------------------
             $ 1,352,691     $ 366,172           $ 212,500     $  2,578
           ================================    ===========================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                         Notes to Financial Statements

                               December 31, 2000


1. Organizational and Summary of Significant Accounting Policies

Organization of the Account

Peoples Benefit Life Insurance Company Separate Account V (the "Mutual Fund Account") is a segregated investment account of Peoples Benefit Life Insurance Company ("PBL"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of forty-seven investment subaccounts, five of which are invested in specified portfolios of The Federated Insurance Series, two of which are invested in specified portfolios of the Wanger Advisors Trust, two of which are invested in specified portfolios of the Montgomery Funds III, two of which are invested in specified portfolios of the Strong Variable Insurance Funds, Inc., three of which are invested in specified portfolios of the Endeavor Series Trust, one of which is invested in the Stein Roe Small Company Growth Fund, Variable Series of the Stein Roe Variable Investment Trust, two of which are invested in specified portfolio of the Warburg Pincus Trust and five of which are invested in specified portfolios of the WRL Series Fund, Inc. (each a "Series Fund" and collectively "the Series Funds"). Activity in these twenty-two subaccounts is available to contract owners of the Advisor's Edge Select Variable Annuity. Activity in these twenty-two subaccounts is also available to contract owners of the Advisor's Edge Variable Annuity and activity in the T. Rowe Price International Stock Subaccount is also available to contract owners of the Marquee Variable Annuity, both offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor's Edge Select Variable Annuity only. The remaining twenty-five subaccounts (not included herein), are available to contract owners of the Advisor's Edge Variable Annuity, Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL.

During the year ended December 31, 2000, the Stein Roe Special Venture Fund, Variable Series and the Stein Roe Special Venture Subaccount changed their names to the Stein Roe Small Company Growth Fund, Variable Series and the Stein Roe Small Company Growth Subaccount, respectively.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2000.

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)


1. Organizational and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

2. Investments

A summary of the mutual fund investments at December 31, 2000 follows:

                                                                          Net Asset
                                                           Number of      Value Per    Market
                                                           Shares Held      Share       Value       Cost
                                                        ----------------------------------------------------
The Federated Insurance Series:
  Federated American Leaders Fund II                         82,885.106     $20.52   $1,700,802  $1,655,007
  Federated Utility Fund II                                  30,463.700      12.44      378,968     410,079
  Federated Prime Money Fund II                           3,808,861.420       1.00    3,808,861   3,808,861
  Federated High Income Bond Fund II                         78,667.210       8.46      665,525     702,301
  Federated Fund for U. S.
    Government Securities II                                300,262.422      11.11    3,335,916   3,158,683
Wanger Advisors Trust:
  Wanger U. S. Small Cap Advisor                             26,883.766      19.99      537,406     531,701
  Wanger International Small Cap Advisor                     46,765.151      28.49    1,332,339   1,796,121
The Montgomery Funds III:
  Montgomery Growth Portfolio                                74,560.494      15.54    1,158,670   1,334,017
  Montgomery Emerging Markets Portfolio                      22,714.671       7.76      176,266     222,950
Strong Variable Insurance Funds, Inc.:
  Strong International Stock Fund II                         11,159.350       9.90      110,478     137,962
  Strong Schafer Value Fund II                              137,522.800       9.79    1,346,348   1,289,550
Endeavor Series Trust:
  T. Rowe Price International Stock Portfolio               100,130.312      15.17    1,518,977   1,524,261
  Dreyfus Small Cap Value Portfolio                         139,479.219      15.62    2,178,665   2,247,160
  Endeavor Enhanced Index Portfolio                         251,291.877      15.13    3,802,046   4,263,615
Stein Roe Variable Investment Trust:
  Stein Roe Small Company Growth,
    Variable Series                                          39,236.086      19.08      748,625     803,687

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments (continued)

                                                                       Net Asset
                                                          Number of    Value Per    Market
                                                         Shares Held     Share      Value        Cost
                                                       --------------------------------------------------
Warburg Pincus Trust:
  Warburg Pincus International
    Equity Portfolio                                      36,022.099     $10.73  $   386,517   $   519,193
  Warburg Pincus Small Company
    Growth Portfolio                                     150,672.774      16.68    2,513,222     3,495,503
WRL Series Fund, Inc.:
  WRL Janus Growth Portfolio                             114,105.289      47.34    5,401,744     8,272,634
  WRL Janus Global Portfolio                             160,579.787      23.97    3,849,097     5,613,147
  WRL LKCM Strategic Total Return
    Portfolio                                             68,315.063      14.90    1,017,894     1,100,580
  WRL Alger Aggressive Growth Portfolio                   69,155.127      19.56    1,352,674     1,929,238
  WRL J. P. Morgan Real Estate
    Securities Portfolio                                  20,591.070      10.32      212,500       203,343

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                   Period ended December 31
                                                              2000                          1999
                                                  ----------------------------  -----------------------------
                                                     Purchases        Sales       Purchases         Sales
                                                  ----------------------------  -----------------------------
The Federated Insurance Series:
  Federated American Leaders Fund II              $   1,084,469  $     847,594  $   1,558,416   $      57,797
  Federated Utility Fund II                             356,784        112,489        240,425          65,003
  Federated Prime Money Fund II                     220,889,626    231,255,207    206,321,934     192,599,013
  Federated High Income Bond Fund II                    694,812        303,835        594,789         252,374
  Federated Fund for U. S. Government
    Securities II                                     3,340,157      1,674,485      1,871,531         368,249
Wanger Advisors Trust:
  Wanger U. S. Small Cap Advisor                        568,928        608,450        662,555          18,245
  Wanger International Small Cap                      1,694,082        614,320        515,435          32,928
    Advisor
The Montgomery Funds III:
  Montgomery Growth Portfolio                         1,035,387        611,209        869,749          13,774
  Montgomery Emerging Markets Portfolio                 209,765         16,362         31,609           9,166
Strong Variable Insurance Funds, Inc.:
  Strong International Stock Fund II                    351,306        209,772      3,302,693       3,328,178
  Strong Schafer Value Fund II                        1,124,055        119,317        326,502          41,366
Endeavor Series Trust:
  T. Rowe Price International Stock                  36,268,712     36,310,190     64,445,063      63,756,461
    Portfolio
  Dreyfus Small Cap Value Portfolio                   1,716,521        227,669        797,438          57,704
  Endeavor Enhanced Index Portfolio                   2,770,568        592,894      2,277,322         186,041
Stein Roe Variable Investment Trust:
  Stein Roe Small Company Growth,
    Variable Series                                     800,540         24,585         19,423           1,669

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments (continued)

                                                        Period ended December 31
                                                    2000                       1999
                                          -------------------------  --------------------------
                                            Purchases     Sales       Purchases      Sales
                                          -------------------------  --------------------------
Warburg Pincus Trust:
  Warburg Pincus International Equity
    Portfolio                             $ 87,295,998  $87,141,981  $  63,579,199 $ 64,497,577
  Warburg Pincus Small Company Growth
    Portfolio                                3,751,832      210,577         29,487        9,172
WRL Series Fund, Inc.:
  WRL Janus Growth Portfolio                 7,816,266      411,942        998,123      132,783
  WRL Janus Global Portfolio                90,039,158   86,486,376     66,155,552   66,382,205
  WRL LKCM Strategic Total Return
    Portfolio                                  996,905      183,228        318,201       22,684
  WRL Alger Aggressive Growth Portfolio      1,645,858       40,648        346,698       36,882
  WRL J. P. Morgan Real Estate
    Securities Portfolio                       206,382        6,551          3,564          889

3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 2000 follows:

                                                     Accumulation    Accumulation      Total
                 Subaccount                          Units Owned      Unit Value    Contract Value
-----------------------------------------------------------------------------------------------------
Federated American Leaders II                       1,463,986.346     $1.161753     $1,700,791
Federated Utility II                                  400,548.844      0.946097        378,958
Federated Prime Money II                            3,521,140.551      1.081713      3,808,864
Federated High Income Bond II                         697,331.477      0.954383        665,521
Federated Fund for U. S. Government Securities II   3,093,040.699      1.078523      3,335,916
Wanger U. S. Small Cap Advisor                        432,509.997      1.242530        537,407
Wanger International Small Cap Advisor                726,164.278      1.834726      1,332,312
Montgomery Growth                                     974,437.913      1.189070      1,158,675
Montgomery Emerging Markets                           146,101.022      1.206453        176,264
Strong International Stock II                          87,707.748      1.259605        110,477
Strong Schafer Value II                             1,117,503.717      1.204761      1,346,325
T. Rowe Price International Stock                   1,312,308.431      1.157470      1,518,958
Dreyfus Small Cap Value                             1,310,663.457      1.662210      2,178,598
Endeavor Enhanced Index                             3,225,502.221      1.178756      3,802,080
Stein Roe Small Company Growth                        501,746.774      1.492033        748,623
Warburg Pincus International Equity                   324,739.355      1.190222        386,512
Warburg Pincus Small Company Growth                 1,599,801.953      1.570962      2,513,228
WRL Janus Growth                                    5,679,261.177      0.951157      5,401,869
WRL Janus Global                                    3,050,195.737      1.261918      3,849,097
WRL LKCM Strategic Total Return                     1,019,180.204      0.998739      1,017,895
WRL Alger Aggressive Growth                         1,343,845.317      1.006582      1,352,691
WRL J. P. Morgan Real Estate Securities               185,954.226      1.142757        212,500

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                                Federated                    Federated      Federated
                                                American       Federated       Prime       High Income
                                               Leaders II      Utility II    Money II        Bond II
                                               Subaccount      Subaccount   Subaccount     Subaccount
                                              -------------   ------------ -------------   -----------
Units outstanding at January 1, 1999               1,000          1,000        449,266         1,000
Units purchased                                1,155,370        139,439     10,157,515       270,739
Units redeemed and transferred                   131,724         26,357      3,073,408        55,719
                                              ----------      ---------   ------------     ---------
Units outstanding at December 31, 1999         1,288,094        166,796     13,680,189       327,458
Units purchased                                  631,392        200,775     13,334,748       192,850
Units redeemed and transferred                  (455,500)        32,978    (23,493,796)      177,023
                                              ----------      ---------   ------------     ---------
Units outstanding at December 31, 2000         1,463,986        400,549      3,521,141       697,331
                                              ==========      =========   ============     =========


                                                Federated                     Wanger
                                              Fund for U.S.   Wanger U.S.  International
                                                Government     Small Cap     Small Cap    Montgomery
                                              Securities II     Advisor       Advisor       Growth
                                                Subaccount    Subaccount    Subaccount    Subaccount
                                              -------------- ------------- ------------- ------------
Units outstanding at January 1, 1999               1,000          1,000          1,000         1,000
Units purchased                                1,319,225        492,206        258,525       600,047
Units redeemed and transferred                   191,807         56,560         46,335        93,632
                                              ----------     ----------      ---------     ---------
Units outstanding at December 31, 1999         1,512,032        549,766        305,860       694,679
Units purchased                                1,868,949        250,470        134,962       331,082
Units redeemed and transferred                  (287,940)      (367,726)       285,342       (51,323)
                                              ----------     ----------      ---------     ---------
Units outstanding at December 31, 2000         3,093,041        432,510        726,164       974,438
                                              ==========     ==========      =========     =========

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

                                                Montgomery       Strong         Strong     T. Rowe Price
                                                 Emerging     International    Schafer     International
                                                 Markets        Stock II       Value II        Stock
                                                Subaccount     Subaccount     Subaccount    Subaccount
                                              --------------  ------------  -------------  -------------
Units outstanding at January 1, 1999              1,000           1,000          1,000           1,000
Units purchased                                  19,596           7,058        226,880       4,705,241
Units redeemed and transferred                   (1,000)          3,664         18,590      (3,566,448)
                                              ---------        --------     ----------     -----------
Units outstanding at December 31, 1999           19,596          11,722        246,470       1,139,793
Units purchased                                  64,280          63,276        506,115         406,830
Units redeemed and transferred                   62,225          12,710        364,919        (234,315)
                                              ---------        --------     ----------     -----------
Units outstanding at December 31, 2000          146,101          87,708      1,117,504       1,312,308
                                              =========        ========     ==========     ===========

                                                                                                       Warburg
                                                                           Stein Roe      Warburg      Pincus
                                                  Dreyfus      Endeavor      Small        Pincus        Small
                                                 Small Cap     Enhanced     Company    International   Company
                                                   Value         Index       Growth       Equity       Growth
                                                 Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                                                ------------  ----------- ------------ ------------- -----------
Units outstanding at January 1, 1999                 1,000         1,000      1,000          1,000        1,000
Units purchased                                    497,045     1,560,996      1,108      3,404,306       12,781
Units redeemed and transferred                      43,389       100,598     15,334     (3,387,803)         804
                                              ------------   ----------- ----------   ------------   ----------
Units outstanding at December 31, 1999             541,434     1,662,594     17,442         17,503       14,585
Units purchased                                    500,836     1,454,856     37,752        203,139      328,815
Units redeemed and transferred                     268,393       108,052    446,553        104,097    1,256,402
                                              ------------   ----------- ----------   ------------   ----------
Units outstanding at December 31, 2000           1,310,663     3,225,502    501,747        324,739    1,599,802
                                              ============   =========== ==========   ============   ==========

                    Peoples Benefit Life Insurance Company

          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)

3. Contract Owners' Equity (continued)

                                                                                                     WRL J. P.
                                                                           WRL LKCM     WRL Alger      Morgan
                                                 WRL Janus    WRL Janus    Strategic    Aggressive  Real Estate
                                                   Growth      Global    Total Return     Growth     Securities
                                                 Subaccount  Subaccount   Subaccount    Subaccount   Subaccount
                                               ------------- ----------- ------------- ------------ ------------
Units outstanding at January 1, 1999                    -            -            -             -            -
Units purchased                                   482,035    4,366,485      205,721       178,754        1,177
Units redeemed and transferred                    194,819   (3,790,756)      75,204        67,368        1,704
                                               ----------   ----------  -----------   -----------   ----------
Units outstanding at December 31, 1999            676,854      575,729      280,925       246,122        2,881
Units purchased                                 2,317,941      980,933      280,402       561,754      129,698
Units redeemed and transferred                  2,684,466    1,493,534      457,853       535,969       53,375
                                               ----------   ----------  -----------   -----------   ----------
Units outstanding at December 31, 2000          5,679,261    3,050,196    1,019,180     1,343,845      185,954
                                               ==========   ==========  ===========   ===========   ==========


4. Administrative, Mortality and Expense Risk Charges

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. The effective annual rate for this charge was 1.35%.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. This deduction represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.


5. Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PBL.

                              Financial Statements

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                          Year ended December 31, 2000
                       with Report of Independent Auditors

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                              Financial Statements


                          Year ended December 31, 2000






                                    Contents

Report of Independent Auditors................................................1

Financial Statements

Balance Sheets................................................................2
Statements of Operations.....................................................12
Statements of Changes in Contract Owners' Equity.............................17
Notes to Financial Statements................................................27

                         Report of Independent Auditors


The Board of Directors and Contract Owners of the Advisor's Edge Variable Annuity,
Peoples Benefit Life Insurance Company

We have audited the accompanying balance sheets of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V (comprised of the DFA Small Value, DFA Large Value, DFA International Value, DFA International Small, DFA Short-Term Fixed, DFA Global Bond, Federated American Leaders Fund II, Federated Utility Fund II, Federated Prime Money Fund II, Federated High Income Bond Fund II, Federated Fund for U.S. Government Securities II, Wanger U.S. Small Cap Advisor, Wanger International Small Cap Advisor, Montgomery Growth, Montgomery Emerging Markets, Strong International Stock Fund II, Strong Schafer Value Fund II, T. Rowe Price International Stock, Dreyfus Small Cap Value, Endeavor Enhanced Index, Stein Roe Small Company Growth, Warburg Pincus International Equity, Warburg Pincus Small Company Growth, WRL Janus Growth, WRL Janus Global, WRL LKCM Strategic Total Return, WRL Alger Aggressive Growth, and WRL J.P. Morgan Real Estate Securities subaccounts), which are available for investment by contract owners of the Advisor's Edge Variable Annuity, as of December 31, 2000, and the related statements of operations for the year then ended and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Peoples Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of the Advisor's Edge Variable Annuity at December 31, 2000, and the results of their operations for the year then ended and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Des Moines, Iowa
February 2, 2001

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                                 Balance Sheets

                                December 31, 2000


                                                                                   DFA             DFA
                                                   DFA Small     DFA Large    International   International
                                                     Value         Value          Value           Small
                                                   Subaccount    Subaccount     Subaccount     Subaccount
                                                  ----------------------------------------------------------
Assets
Cash                                              $         -   $          -  $          -    $         -
Investments in mutual funds, at current market
   value:
   DFA Investment Dimensions Group, Inc.:
     DFA Small Value Portfolio                     13,363,884              -             -              -
     DFA Large Value Portfolio                              -     21,396,287             -              -
     DFA International Value Portfolio                      -              -    15,096,043              -
     DFA International Small Portfolio                      -              -             -      7,175,382
     DFA Short-Term Fixed Portfolio                         -              -             -              -
     DFA Global Bond Portfolio                              -              -             -              -
   The Federated Insurance Series:
     Federated American Leaders Fund II                     -              -             -              -
     Federated Utility Fund II                              -              -             -              -
     Federated Prime Money Fund II                          -              -             -              -
     Federated High Income Bond Fund II                     -              -             -              -
     Federated Fund for U. S. Government
       Securities II                                        -              -             -              -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                         -              -             -              -
     Wanger International Small Cap Advisor                 -              -             -              -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                            -              -             -              -
     Montgomery Emerging Markets Portfolio                  -              -             -              -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                     -              -             -              -
     Strong Schafer Value Fund II                           -              -             -              -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio            -              -             -              -
     Dreyfus Small Cap Value Portfolio                      -              -             -              -
     Endeavor Enhanced Index Portfolio                      -              -             -              -

                                                                                          Federated
                                Federated                                  Federated      Fund for        Wanger
                                 American      Federated     Federated    High Income       U. S.          U. S.
DFA Short-Term    DFA Global     Leaders        Utility     Prime Money       Bond       Government      Small Cap
     Fixed           Bond        Fund II        Fund II       Fund II       Fund II      Securities       Advisor
  Subaccount      Subaccount    Subaccount    Subaccount     Subaccount    Subaccount   II Subaccount   Subaccount
---------------------------------------------------------------------------------------------------------------------
$          -     $          -  $         -   $         -    $         18  $         -   $          -   $         17



           -                -            -             -               -            -              -              -
           -                -            -             -               -            -              -              -
           -                -            -             -               -            -              -              -
           -                -            -             -               -            -              -              -
  12,635,844                -            -             -               -            -              -              -
           -       10,518,287            -             -               -            -              -              -

           -                -    8,945,549             -               -            -              -              -
           -                -            -     1,714,940               -            -              -              -
           -                -            -             -      16,811,548            -              -              -
           -                -            -             -               -    6,525,605              -              -

           -                -            -             -               -            -      8,109,693              -

           -                -            -             -               -            -              -      3,856,544
           -                -            -             -               -            -              -              -

           -                -            -             -               -            -              -              -
           -                -            -             -               -            -              -              -

           -                -            -             -               -            -              -              -
           -                -            -             -               -            -              -              -

           -                -            -             -               -            -              -              -
           -                -            -             -               -            -              -              -
           -                -            -             -               -            -              -              -

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                           Balance Sheets (continued)


                                                                                     DFA             DFA
                                                    DFA Small      DFA Large    International   International
                                                      Value          Value          Value           Small
                                                    Subaccount    Subaccount      Subaccount     Subaccount
                                                   -----------------------------------------------------------
Assets (continued)
Investments in mutual funds, at current market
   value (continued):
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth                $          -  $          -   $          -    $         -
   Warburg Pincus Trust:
     Warburg Pincus International Equity                      -             -              -              -
       Portfolio
     Warburg Pincus Small Company Growth
       Portfolio                                              -             -              -              -
   WRL Series Fund, Inc.:
     WRL Janus Growth Portfolio                               -             -              -              -
     WRL Janus Global Portfolio                               -             -              -              -
     WRL LKCM Strategic Total Return Portfolio                -             -              -              -
     WRL Alger Aggressive Growth Portfolio                    -             -              -              -
     WRL J. P. Morgan Real Estate Securities
       Portfolio                                              -             -              -              -
                                                   -----------------------------------------------------------
Total investments in mutual funds                    13,363,884    21,396,287     15,096,043      7,175,382
                                                   -----------------------------------------------------------
Total assets                                        $13,363,884   $21,396,287    $15,096,043     $7,175,382
                                                   ===========================================================

Liabilities and contract owners' equity Liabilities:
  Contract terminations payable                    $          1  $          -   $          -    $         -
                                                   -----------------------------------------------------------
Total liabilities                                             1             -              -              -

Contract owners' equity:
  Deferred annuity contracts terminable by owners    13,363,883    21,396,287     15,096,043      7,175,382
                                                   -----------------------------------------------------------
Total liabilities and contract owners' equity       $13,363,884   $21,396,287    $15,096,043     $7,175,382
                                                   ===========================================================



See accompanying notes.


                                                                                          Federated
                                Federated                                  Federated      Fund for        Wanger
                                 American      Federated     Federated    High Income       U. S.          U. S.
DFA Short-Term    DFA Global     Leaders        Utility     Prime Money       Bond       Government      Small Cap
     Fixed           Bond        Fund II        Fund II       Fund II       Fund II      Securities       Advisor
  Subaccount      Subaccount    Subaccount    Subaccount     Subaccount    Subaccount   II Subaccount   Subaccount
---------------------------------------------------------------------------------------------------------------------



$          -     $          -  $         -   $         -    $          -  $         -   $          -   $         -

           -                -            -             -               -            -              -             -

           -                -            -             -               -            -              -             -

           -                -            -             -               -            -              -             -
           -                -            -             -               -            -              -             -
           -                -            -             -               -            -              -             -
           -                -            -             -               -            -              -             -

           -                -            -             -               -            -              -             -
---------------------------------------------------------------------------------------------------------------------
  12,635,844       10,518,287    8,945,549     1,714,940      16,811,548    6,525,605      8,109,693     3,856,544
---------------------------------------------------------------------------------------------------------------------
 $12,635,844      $10,518,287   $8,945,549    $1,714,940     $16,811,566   $6,525,605     $8,109,693    $3,856,561
=====================================================================================================================



$          -     $          -  $        23   $        72    $          -  $        15   $          -   $         -
---------------------------------------------------------------------------------------------------------------------
           -                -           23            72               -           15              -             -


  12,635,844       10,518,287    8,945,526     1,714,868      16,811,566    6,525,590      8,109,693     3,856,561
---------------------------------------------------------------------------------------------------------------------
 $12,635,844      $10,518,287   $8,945,549    $1,714,940     $16,811,566   $6,525,605     $8,109,693    $3,856,561
=====================================================================================================================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                           Balance Sheets (continued)


                                           Wanger                                        Strong         Strong
                                        International                   Montgomery    International     Schafer
                                          Small Cap      Montgomery      Emerging         Stock          Value
                                           Advisor         Growth         Markets        Fund II        Fund II
                                         Subaccount      Subaccount     Subaccount     Subaccount     Subaccount
                                        ---------------------------------------------------------------------------
Assets (continued)
Cash                                    $          -   $          5    $          -   $         -    $         -
Investments in mutual funds, at
   current market value:
   DFA Investment Dimensions Group,
     Inc.:
     DFA Small Value Portfolio                     -              -               -             -              -
     DFA Large Value Portfolio                     -              -               -             -              -
     DFA International Value Portfolio             -              -               -             -              -
     DFA International Small Portfolio             -              -               -             -              -
     DFA Short-Term Fixed Portfolio                -              -               -             -              -
     DFA Global Bond Portfolio                     -              -               -             -              -
   The Federated Insurance Series:
     Federated American Leaders
       Fund II                                     -              -               -             -              -
     Federated Utility Fund II                     -              -               -             -              -
     Federated Prime Money Fund II                 -              -               -             -              -
     Federated High Income Bond Fund II            -              -               -             -              -
     Federated Fund for U. S.
       Government Securities II                    -              -               -             -              -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                -              -               -             -              -
     Wanger International Small Cap
       Advisor                             3,900,065              -               -             -              -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                   -      1,914,876               -             -              -
     Montgomery Emerging Markets
       Portfolio                                   -              -       2,359,970             -              -
   Strong Variable Insurance Funds,
     Inc.:
     Strong International Stock Fund II            -              -               -       354,579              -
     Strong Schafer Value Fund II                  -              -               -             -        661,354
   Endeavor Series Trust:
     T. Rowe Price International
       Stock Portfolio                             -              -               -             -              -
     Dreyfus Small Cap Value Portfolio             -              -               -             -              -
     Endeavor Enhanced Index Portfolio             -              -               -             -              -


                                                                              Warburg         Warburg
                                           Endeavor                            Pincus       Pincus Small
       T. Rowe Price     Dreyfus Small     Enhanced      Stein Roe Small   International      Company
       International       Cap Value         Index       Company Growth        Equity          Growth
     Stock Subaccount     Subaccount      Subaccount       Subaccount        Subaccount      Subaccount
     -----------------------------------------------------------------------------------------------------
     $           -      $          -      $        43    $         -        $         -      $       41



                 -                 -                -              -                  -               -
                 -                 -                -              -                  -               -
                 -                 -                -              -                  -               -
                 -                 -                -              -                  -               -
                 -                 -                -              -                  -               -
                 -                 -                -              -                  -               -


                 -                 -                -              -                  -               -
                 -                 -                -              -                  -               -
                 -                 -                -              -                  -               -

                 -                 -                -              -                  -               -

                 -                 -                -              -                  -               -

                 -                 -                -              -                  -               -

                 -                 -                -              -                  -               -

                 -                 -                -              -                  -               -

                 -                 -                -              -                  -               -


                 -                 -                -              -                  -               -
                 -                 -                -              -                  -               -


         5,445,194                 -                -              -                  -               -

                 -         3,517,422                -              -                  -               -

                 -                 -        8,701,861              -                  -               -

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                           Balance Sheets (continued)


                                                  Wanger                                        Strong         Strong
                                              International                   Montgomery    International     Schafer
                                                Small Cap      Montgomery      Emerging         Stock          Value
                                                 Advisor         Growth         Markets        Fund II        Fund II
                                                Subaccount     Subaccount     Subaccount      Subaccount     Subaccount
                                              ---------------------------------------------------------------------------
Assets (continued)
Investments in mutual funds, at current
   market value (continued):
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth           $          -    $         -    $          -   $         -     $         -
   Warburg Pincus Trust:
     Warburg Pincus International Equity
       Portfolio                                         -              -               -             -               -
     Warburg Pincus Small Company Growth
       Portfolio                                         -              -               -             -               -
  WRL Series Fund, Inc.:
     WRL Janus Growth Portfolio                          -              -               -             -               -
     WRL Janus Global Portfolio                          -              -               -             -               -
     WRLK LKCM Strategic Total Return
       Portfolio                                         -              -               -             -               -
     WRL Alger Aggressive Growth Portfolio               -              -               -             -               -
     WRL J. P. Morgan Real Estate
       Securities Portfolio                              -              -               -             -               -
                                              ---------------------------------------------------------------------------
Total investments in mutual funds                3,900,065      1,914,876       2,359,970       354,579         661,354
                                              ---------------------------------------------------------------------------
Total assets                                  $  3,900,065    $ 1,914,881    $  2,359,970   $   354,579     $   661,354
                                              ===========================================================================

Liabilities and contract owners' equity
Liabilities:
  Contract terminations payable               $         33    $         -    $         11   $         2     $         4
                                              ---------------------------------------------------------------------------
Total liabilities                                       33              -              11             2               4

Contract owners' equity:
  Deferred annuity contracts terminable by
     owners                                      3,900,032      1,914,881       2,359,959       354,577         661,350
                                              ---------------------------------------------------------------------------
Total liabilities and contract owners'
   equity                                     $  3,900,065    $ 1,914,881    $  2,359,970   $   354,579     $   661,354
                                              ===========================================================================


See accompanying notes.


                                                                          Warburg Pincus      Warburg
     T. Rowe Price                        Endeavor      Stein Roe Small    International    Pincus Small
     International      Dreyfus Small     Enhanced      Company Growth        Equity          Company
    Stock Subaccount      Cap Value         Index         Subaccount        Subaccount         Growth
                         Subaccount      Subaccount                                          Subaccount
   -------------------------------------------------------------------------------------------------------



   $           -       $          -     $          -       $648,016       $           -    $          -


               -                  -                -              -           1,583,429               -

               -                  -                -              -                   -       9,707,314

               -                  -                -              -                   -               -
               -                  -                -              -                   -               -

               -                  -                -              -                   -               -
               -                  -                -              -                   -               -

               -                  -                -              -                   -               -
   -------------------------------------------------------------------------------------------------------
       5,445,194          3,517,422        8,701,861        648,016           1,583,429       9,707,314
   -------------------------------------------------------------------------------------------------------
   $   5,445,194       $  3,517,422     $  8,701,904       $648,016       $   1,583,429    $  9,707,355
   =======================================================================================================


   $          32       $         43     $          -       $      1       $          10    $          -
   -------------------------------------------------------------------------------------------------------
              32                 43                -              1                  10               -



       5,445,162          3,517,379        8,701,904        648,015           1,583,419       9,707,355
   -------------------------------------------------------------------------------------------------------
   $   5,445,194       $  3,517,422     $  8,701,904       $648,016       $   1,583,429    $  9,707,355
   =======================================================================================================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                           Balance Sheets (continued)



                                                                                                       WRL J. P.
                                                                         WRL LKCM       WRL Alger     Morgan Real
                                          WRL Janus      WRL Janus       Strategic     Aggressive       Estate
                                           Growth          Global      Total Return      Growth       Securities
                                         Subaccount      Subaccount     Subaccount     Subaccount     Subaccount
                                        ---------------------------------------------------------------------------
Assets (continued)
Cash                                    $       108    $          -    $          -   $         16   $         1
Investments in mutual funds, at
   current market value:
   DFA Investment Dimensions Group,
     Inc.:
     DFA Small Value Portfolio                    -               -               -              -             -
     DFA Large Value Portfolio                    -               -               -              -             -
     DFA International Value Portfolio            -               -               -              -             -
     DFA International Small Portfolio            -               -               -              -             -
     DFA Short-Term Fixed Portfolio               -               -               -              -             -
     DFA Global Bond Portfolio                    -               -               -              -             -
   The Federated Insurance Series:
     Federated American Leaders
       Fund II                                    -               -               -              -             -
     Federated Utility Fund II                    -               -               -              -             -
     Federated Prime Money Fund II                -               -               -              -             -
     Federated High Income Bond Fund
       II                                         -               -               -              -             -
     Federated Fund for U. S.
       Government Securities II                   -               -               -              -             -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor               -               -               -              -             -
     Wanger International Small Cap
       Advisor                                    -               -               -              -             -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                  -               -               -              -             -
     Montgomery Emerging Markets
       Portfolio                                  -               -               -              -             -
   Strong Variable Insurance Funds,
     Inc.:
     Strong International Stock Fund              -               -               -              -             -
       II
     Strong Schafer Value Fund II                 -               -               -              -             -
   Endeavor Series Trust:
     T. Rowe Price International
       Stock Portfolio                            -               -               -              -             -
     Dreyfus Small Cap Value Portfolio
                                                  -               -               -              -             -
     Endeavor Enhanced Index Portfolio
                                                  -               -               -              -             -

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                           Balance Sheets (continued)



                                                                                                             WRL J. P.
                                                                               WRL LKCM       WRL Alger     Morgan Real
                                                WRL Janus       WRL Janus      Strategic      Aggressive       Estate
                                                  Growth         Global      Total Return       Growth       Securities
                                                Subaccount     Subaccount     Subaccount      Subaccount     Subaccount
                                              ---------------------------------------------------------------------------
Assets (continued)
Investments in mutual funds, at current
   market value (continued):
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth           $         -     $         -    $         -    $         -     $         -
   Warburg Pincus Trust:
     Warburg Pincus International Equity
       Portfolio                                        -               -              -              -               -
     Warburg Pincus Small Company Growth
       Portfolio                                        -               -              -              -               -
  WRL Series Fund, Inc.:
     WRL Janus Growth Portfolio                 9,095,688               -              -              -               -
     WRL Janus Global Portfolio                         -       3,339,455              -              -               -
     WRLK LKCM Strategic Total Return
       Portfolio                                        -               -      1,065,012              -               -
     WRL Alger Aggressive Growth Portfolio              -               -              -      2,994,572               -
     WRL J. P. Morgan Real Estate
       Securities Portfolio                             -               -              -              -       1,329,401
                                              ---------------------------------------------------------------------------
Total investments in mutual funds               9,095,688       3,339,455      1,065,012      2,994,572       1,329,401
                                              ---------------------------------------------------------------------------
Total assets                                  $ 9,095,796     $ 3,339,455    $ 1,065,012    $ 2,994,588     $ 1,329,402
                                              ===========================================================================

Liabilities and contract owners' equity
Liabilities:
  Contract terminations payable               $         -     $         -    $         -    $         -     $         -
                                              ---------------------------------------------------------------------------
Total liabilities                                       -               -              -              -               -

Contract owners' equity:
  Deferred annuity contracts terminable by
     owners                                     9,095,796       3,339,455      1,065,012      2,994,588       1,329,402
                                              ---------------------------------------------------------------------------
Total liabilities and contract owners'
   equity                                     $ 9,095,796     $ 3,339,455    $ 1,065,012    $ 2,994,588     $ 1,329,402
                                              ===========================================================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                            Statements of Operations

                          Year ended December 31, 2000



                                                                                   DFA             DFA
                                                  DFA Small      DFA Large    International   International
                                                    Value          Value          Value           Small
                                                  Subaccount    Subaccount      Subaccount     Subaccount
                                                 -----------------------------------------------------------
Net investment income (loss) Income:
   Dividends                                     $ 2,177,036   $ 1,814,777    $ 1,061,065     $   754,489
Expenses:
   Administrative, mortality and expense risk
     charges                                          82,362       124,032         95,805          48,033
                                                 -----------------------------------------------------------
Net investment income (loss)                       2,094,674     1,690,745        965,260         706,456

Net realized and unrealized capital gain
   (loss) from investments
Net realized capital gain (loss) from sales
   of investments:
   Proceeds from sales                             4,016,793     5,624,016      4,301,353       2,215,423
   Cost of investments sold                        4,460,825     5,991,819      4,046,109       2,593,697
                                                 -----------------------------------------------------------
Net realized capital gain (loss) from sales of
   investments                                      (444,032)     (367,803)       255,244        (378,274)

Net change in unrealized appreciation/
   depreciation of investments:
   Beginning of the period                        (1,300,463)   (1,705,378)     1,049,875        (585,879)
   End of the period                              (1,832,856)   (1,435,777)      (493,882)     (1,240,049)
                                                 -----------------------------------------------------------
Net change in unrealized appreciation/
   depreciation of investments                      (532,393)      269,601     (1,543,757)       (654,170)
                                                 -----------------------------------------------------------
Net realized and unrealized capital gain
   (loss) from investments                          (976,425)      (98,202)    (1,288,513)     (1,032,444)
                                                 -----------------------------------------------------------
Increase (decrease) from operations              $ 1,118,249   $ 1,592,543    $  (323,253)    $  (325,988)
                                                 ===========================================================

See accompanying notes.


                                                                                             Federated
                                Federated                                                    Fund for
                                 American      Federated      Federated      Federated         U. S.         Wanger
DFA Short-Term    DFA Global     Leaders        Utility      Prime Money    High Income     Government     U. S. Small
     Fixed           Bond        Fund II        Fund II        Fund II      Bond Fund II    Securities     Cap Advisor
  Subaccount      Subaccount    Subaccount    Subaccount     Subaccount      Subaccount    II Subaccount   Subaccount
------------------------------------------------------------------------------------------------------------------------
$   714,631      $   720,046   $   296,899   $   89,736     $    892,107    $   725,256     $   339,705    $   505,803


     76,596           58,990        53,587       12,095          101,621         47,547          47,905         25,862
------------------------------------------------------------------------------------------------------------------------
    638,035          661,056       243,312       77,641          790,486        677,709         291,800        479,941





  5,425,787        2,296,603     4,659,074      646,105       89,628,119      4,244,473       3,614,025      3,640,111
  5,350,127        2,280,305     4,721,918      691,499       89,628,119      4,832,882       3,719,026      3,375,521
------------------------------------------------------------------------------------------------------------------------

     75,660           16,298       (62,844)     (45,394)               -       (588,409)       (105,001)       264,590



   (183,102)        (210,291)      115,060       23,962                -       (162,942)       (149,668)       607,609
   (231,871)        (388,014)       77,880     (198,940)               -       (933,311)        388,563       (663,329)
------------------------------------------------------------------------------------------------------------------------

    (48,769)        (177,723)      (37,180)    (222,902)               -       (770,369)        538,231     (1,270,938)
------------------------------------------------------------------------------------------------------------------------

     26,891         (161,425)     (100,024)    (268,296)               -     (1,358,778)        433,230     (1,006,348)
------------------------------------------------------------------------------------------------------------------------
$   664,926      $   499,631   $   143,288    $(190,655)    $     790,486   $  (681,069)    $   725,030    $  (526,407)
========================================================================================================================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                      Statements of Operations (continued)



                                         Wanger                                        Strong          Strong
                                      International                   Montgomery    International      Schafer
                                        Small Cap      Montgomery      Emerging         Stock          Value
                                         Advisor         Growth         Markets        Fund II        Fund II
                                       Subaccount      Subaccount     Subaccount     Subaccount      Subaccount
                                      ----------------------------------------------------------------------------
Net investment income (loss)
   Income: Dividends                  $    807,065   $    151,998    $         -    $          -     $   2,738
Expenses:
   Administrative, mortality and
     expense risk charges                   35,239         15,704         16,326           4,265         3,395
                                      ----------------------------------------------------------------------------
Net investment income (loss)               771,826        136,294        (16,326)         (4,265)         (657)

Net realized and unrealized capital
   gain (loss) from investments
Net realized capital gain (loss)
   from sales of investments:
   Proceeds from sales                  12,797,255      5,459,130      1,291,996      13,232,107       447,345
   Cost of investments sold             11,725,442      5,235,360      1,047,646      13,225,415       477,877
                                      ----------------------------------------------------------------------------
Net realized capital gain (loss)
   from sales of investments             1,071,813        223,770        244,350           6,692       (30,532)

Net change in unrealized appreciation/
   depreciation of investments:
   Beginning of the period               2,602,515        158,305        526,959         235,886       (46,666)
   End of the period                      (636,339)      (402,421)      (506,370)          3,829        17,446
                                      ----------------------------------------------------------------------------
Net change in unrealized
   appreciation/depreciation of
   investments                          (3,238,854)      (560,726)    (1,033,329)       (232,057)       64,112
                                      ----------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) from investments         (2,167,041)      (336,956)      (788,979)       (225,365)       33,580
                                      ----------------------------------------------------------------------------
Increase (decrease) from operations   $ (1,395,215)  $   (200,662)   $  (805,305)   $   (229,630)    $  32,923
                                      ============================================================================

See accompanying notes.


                                                                            Warburg           Warburg
    T. Rowe Price                       Endeavor      Stein Roe Small        Pincus         Pincus Small
    International     Dreyfus Small     Enhanced           Company        International       Company
        Stock           Cap Value         Index             Growth           Equity           Growth
     Subaccount        Subaccount       Subaccount       Subaccount       Subaccount         Subaccount
  --------------------------------------------------------------------------------------------------------
   $    555,767       $   421,134     $    615,039   $          -         $   211,546     $  2,165,055


         36,152            20,765           56,436          2,661              13,256           32,412
  --------------------------------------------------------------------------------------------------------
        519,615           400,369          558,603         (2,661)            198,290        2,132,643





      7,093,394         9,411,478        4,259,075        311,165           6,338,008       26,764,999
      7,629,336         9,197,015        4,261,548        254,151           6,441,891       26,540,035
  --------------------------------------------------------------------------------------------------------

       (535,942)          214,463           (2,473)        57,014            (103,883)         224,964




        908,771           253,281          527,947         51,901             412,990        1,659,503
       (171,113)          (99,316)      (1,115,196)      (132,320)           (201,170)      (1,895,513)
  --------------------------------------------------------------------------------------------------------

     (1,079,884)         (352,597)      (1,643,143)      (184,221)           (614,160)      (3,555,016)
  --------------------------------------------------------------------------------------------------------

     (1,615,826)         (138,134)      (1,645,616)      (127,207)           (718,043)      (3,330,052)
  --------------------------------------------------------------------------------------------------------
    $(1,096,211)      $   262,235      $(1,087,013)     $(129,868)        $  (519,753)    $ (1,197,409)
  ========================================================================================================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                      Statements of Operations (continued)



                                                                                                                  WRL J. P.
                                                                               WRL LKCM         WRL Alger        Morgan Real
                                            WRL Janus        WRL Janus         Strategic        Aggressive          Estate
                                             Growth            Global        Total Return         Growth          Securities
                                           Subaccount        Subaccount       Subaccount        Subaccount        Subaccount
                                         ---------------------------------------------------------------------------------------
Net investment income (loss) Income:
   Dividends                              $  1,552,649      $   831,887        $  87,044      $    423,158         $  8,563
Expenses:
   Administrative, mortality and
     expense risk charges                       54,425           25,066            4,965            15,619            4,966
                                         ---------------------------------------------------------------------------------------
Net investment income (loss)                 1,498,224          806,821           82,079           407,539            3,597

Net realized and unrealized capital
   gain (loss) from investments
Net realized capital gain (loss)
   from sales of investments:
   Proceeds from sales                      11,052,532        6,328,983          215,427         2,333,002          115,499
   Cost of investments sold                 12,671,229        6,281,517          225,003         2,347,611          111,740
                                         ---------------------------------------------------------------------------------------
Net realized capital gain (loss)
   from sales of investments                (1,618,697)          47,466           (9,576)          (14,609)           3,759

Net change in unrealized appreciation/
   depreciation of investments:
   Beginning of the period                     (57,358)         339,537             (721)          138,301          (21,136)
   End of the period                        (3,150,524)      (1,480,304)        (106,807)       (1,358,261)         159,404
                                         ---------------------------------------------------------------------------------------
Net change in unrealized
   appreciation/depreciation of
   investments                              (3,093,166)      (1,819,841)        (106,086)       (1,496,562)         180,540
                                         ---------------------------------------------------------------------------------------
Net realized and unrealized
   capital gain (loss) from
   investments                              (4,711,863)      (1,772,375)        (115,662)       (1,511,171)         184,299
                                         ---------------------------------------------------------------------------------------
Increase (decrease) from operations       $ (3,213,639)     $  (965,554)       $ (33,583)     $ (1,103,632)        $187,896
                                         =======================================================================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                Statements of Changes in Contract Owners' Equity

             Years ended December 31, 2000 and 1999, except as noted


                                                                                    DFA Small Value
                                                                                      Subaccount
                                                                             ----------------------------
                                                                                 2000           1999
                                                                             ----------------------------
Operations:
  Net investment income (loss)                                               $ 2,094,674    $ 2,131,168
  Net realized capital gain (loss)                                              (444,032)       (19,168)
  Net change in unrealized appreciation/depreciation of investments             (532,393)    (1,181,471)
                                                                             ----------------------------
Increase (decrease) from operations                                            1,118,249        930,529

Contract transactions:
  Net contract purchase payments                                               1,939,797      1,600,879
  Transfer payments from (to) other subaccounts or general account                49,041        421,575
  Contract terminations, withdrawals and other deductions                     (1,842,114)    (1,675,374)
                                                                             ----------------------------
Increase (decrease) from contract transactions                                   146,724        347,080
                                                                             ----------------------------
Net increase (decrease) in contract owners' equity                             1,264,973      1,277,609

Contract owners' equity:
  Beginning of the period                                                     12,098,910     10,821,301
                                                                             ----------------------------
  End of the period                                                          $13,363,883    $12,098,910
                                                                             ============================

(1)  Commencement of operations, May 3, 1999.

See accompanying notes.


         DFA Large Value              DFA International               DFA International               DFA Short-Term
           Subaccount                  Value Subaccount               Small Subaccount               Fixed Subaccount
------------------------------    ----------------------------    --------------------------    ---------------------------
     2000            1999             2000           1999             2000         1999             2000          1999
------------------------------    ----------------------------    --------------------------    ---------------------------
$  1,690,745     $  3,594,363     $     965,260  $  1,208,942     $   706,456   $   205,953     $    638,035  $    462,197
    (367,803)        807,373           255,244        323,636        (378,274)     (529,141)          75,660        56,300
     269,601      (3,863,060)       (1,543,757)       941,579        (654,170)    1,369,170          (48,769)     (189,368)
------------------------------    ----------------------------    --------------------------    ---------------------------
   1,592,543         538,676          (323,253)     2,474,157        (325,988)    1,045,982          664,926       329,129


   3,260,675       2,621,620         2,033,629      1,730,786       1,131,157     1,103,082        2,358,725     1,665,680
     127,261       2,354,329          (100,573)     1,491,651        (132,543)     (178,183)        (153,388)    2,973,421
  (3,208,569)     (3,099,104)       (2,240,481)    (2,349,510)       (935,808)   (1,178,045)      (2,305,595)   (1,640,579)
------------------------------    ----------------------------    --------------------------    ---------------------------
     179,367       1,876,845          (307,425)       872,927          62,806      (253,146)        (100,258)    2,998,522
------------------------------    ----------------------------    --------------------------    ---------------------------
   1,771,910       2,415,521          (630,678)     3,347,084        (263,182)      792,836          564,668     3,327,651


  19,624,377      17,208,856        15,726,721     12,379,637       7,438,564     6,645,728       12,071,176     8,743,525
------------------------------    ----------------------------    --------------------------    ---------------------------
 $21,396,287     $19,624,377       $15,096,043    $15,726,721      $7,175,382    $7,438,564      $12,635,844   $12,071,176
==============================    ============================    ==========================    ===========================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)



                                                                                      Federated American
                                                        DFA Global Bond                 Leaders Fund II
                                                           Subaccount                      Subaccount
                                                 ----------------------------    ----------------------------
                                                     2000          1999              2000           1999
                                                 ----------------------------    ----------------------------
Operations:
  Net investment income (loss)                   $   661,056    $   376,523      $   243,312    $   596,413
  Net realized capital gain (loss)                    16,298         37,118          (62,844)       314,919
  Net change in unrealized appreciation/
     depreciation of investments                    (177,723)      (222,984)         (37,180)      (583,664)
                                                 ----------------------------    ----------------------------
Increase (decrease) from operations                  499,631        190,657          143,288        327,668

Contract transactions:
  Net contract purchase payments                   1,641,625      1,266,405        1,587,083      1,859,152
  Transfer payments from (to) other
     subaccounts or general account                1,632,301      1,586,017          622,315      1,243,171
  Contract terminations, withdrawals and other
     deductions                                     (812,453)      (671,848)      (1,564,954)    (1,280,744)
                                                 ----------------------------    ----------------------------
Increase (decrease) from contract transactions     2,461,473      2,180,574          644,444      1,821,579
                                                 ----------------------------    ----------------------------
Net increase (decrease) in contract owners'
  equity                                           2,961,104      2,371,231          787,732      2,149,247

Contract owners' equity:
  Beginning of the period                          7,557,183      5,185,952        8,157,794      6,008,547
                                                 ----------------------------    ----------------------------
  End of the period                              $10,518,287     $7,557,183       $8,945,526     $8,157,794
                                                 ============================    ============================



(1)  Commencement of operations, May 3, 1999.



See accompanying notes.


                                                                       Federated High              Federated Fund for
      Federated Utility                 Federated Prime                  Income Bond                U. S. Government
     Fund II Subaccount            Money Fund II Subaccount          Fund II Subaccount         Securities II Subaccount
------------------------------    ----------------------------    --------------------------    -------------------------
     2000            1999             2000           1999             2000         1999            2000         1999
------------------------------    ----------------------------    --------------------------    -------------------------
$    77,641      $    81,653      $    790,486   $    343,614     $   677,709   $   550,167     $   291,800  $   225,695

    (45,394)          30,246                 -              -        (588,409)       28,098        (105,001)      32,553

   (222,902)         (87,720)                -              -        (770,369)     (470,378)        538,231     (334,541)
------------------------------    ----------------------------    --------------------------    -------------------------
   (190,655)          24,179           790,486        343,614        (681,069)      107,887         725,030      (76,293)


    231,378          284,203        27,861,101     19,805,995         802,127     1,221,369       1,977,426      832,973

     69,934          289,043       (18,853,167)   (11,955,395)        (94,335)      763,749          22,233    1,785,376

   (164,678)        (160,094)       (4,707,169)    (4,189,023)     (1,559,201)   (1,190,323)     (1,443,904)  (1,041,560)
------------------------------    ----------------------------    --------------------------    -------------------------
    136,634          413,152         4,300,765      3,661,577        (851,409)      794,795         555,755    1,576,789
------------------------------    ----------------------------    --------------------------    -------------------------

    (54,021)         437,331         5,091,251      4,005,191      (1,532,478)      902,682       1,280,785    1,500,496


  1,768,889        1,331,558        11,720,315      7,715,124       8,058,068     7,155,386       6,828,908    5,328,412
------------------------------    ----------------------------    --------------------------    -------------------------
$ 1,714,868      $ 1,768,889      $ 16,811,566   $ 11,720,315     $ 6,525,590   $ 8,058,068     $ 8,109,693  $ 6,828,908
==============================    ============================    ==========================    =========================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)


                                                                                      Wanger International
                                                     Wanger U. S. Small                  Small Cap Advisor
                                                   Cap Advisor Subaccount                  Subaccount
                                                 ----------------------------    ----------------------------
                                                     2000          1999              2000           1999
                                                 ----------------------------    ----------------------------
Operations:
  Net investment income (loss)                    $   479,941   $   299,375       $   771,826   $     27,213
  Net realized capital gain (loss)                    264,590       253,965         1,071,813      1,255,683
  Net change in unrealized appreciation/
     depreciation of investments                   (1,270,938)      197,862        (3,238,854)     2,409,105
                                                 ----------------------------    ----------------------------
Increase (decrease) from operations                  (526,407)      751,202        (1,395,215)     3,692,001

Contract transactions:
  Net contract purchase payments                      536,550       317,091           729,265        446,270
  Transfer payments from (to) other
     subaccounts or general account                   518,205       (65,765)       (1,419,511)      (106,658)
  Contract terminations, withdrawals and other
     deductions                                      (665,583)     (550,032)         (656,682)      (528,044)
                                                 ----------------------------    ----------------------------
Increase (decrease) from contract transactions        389,172      (298,706)       (1,346,928)      (188,432)
                                                 ----------------------------    ----------------------------
Net increase (decrease) in contract owners'
  equity                                             (137,235)      452,496        (2,742,143)     3,503,569

Contract owners' equity:
  Beginning of the period                           3,993,796     3,541,300         6,642,175      3,138,606
                                                 ----------------------------    ----------------------------
  End of the period                                $3,856,561    $3,993,796        $3,900,032     $6,642,175
                                                 ============================    ============================



(1)  Commencement of operations, May 3, 1999.



See accompanying notes.


                                              Montgomery             Strong International             Strong Schafer
        Montgomery Growth                 Emerging Markets               Stock Fund II                 Value Fund II
           Subaccount                        Subaccount                    Subaccount                   Subaccount
------------------------------    ----------------------------    --------------------------    -------------------------
     2000            1999             2000           1999             2000         1999            2000         1999
------------------------------    ----------------------------    --------------------------    -------------------------
 $  136,294       $    6,202      $   (16,326)    $  (14,484)      $  (4,265)     $ (1,528)      $    (657)   $  35,374
    223,770          175,043          244,350       (287,055)          6,692        85,676         (30,532)      (1,087)

   (560,726)         101,439       (1,033,329)     1,350,776        (232,057)      231,407          64,112      (55,402)
------------------------------    ----------------------------    --------------------------    -------------------------
   (200,662)         282,684         (805,305)     1,049,237        (229,630)      315,555          32,923      (21,115)


    356,958          614,882          652,159        387,353         116,602       129,402         154,518      170,200

    304,694         (142,254)         394,421       (431,580)       (227,806)      332,606          71,012     (238,589)

   (311,402)        (127,636)        (304,667)      (540,954)       (158,407)      (63,955)       (122,380)     (18,748)
------------------------------    ----------------------------    --------------------------    -------------------------
    350,250          344,992          741,913       (585,181)       (269,611)      398,053         103,150      (87,137)
------------------------------    ----------------------------    --------------------------    -------------------------

    149,588          627,676          (63,392)       464,056        (499,241)      713,608         136,073     (108,252)


  1,765,293        1,137,617        2,423,351      1,959,295         853,818       140,210         525,277      633,529
------------------------------    ----------------------------    --------------------------    -------------------------
 $1,914,881       $1,765,293      $ 2,359,959     $2,423,351       $ 354,577      $853,818       $ 661,350    $ 525,277
==============================    ============================    ==========================    =========================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)

                                                        T. Rowe Price
                                                     International Stock              Dreyfus Small Cap
                                                         Subaccount                   Value Subaccount
                                                 ----------------------------    ----------------------------
                                                     2000          1999              2000           1999
                                                 ----------------------------    ----------------------------
Operations:
  Net investment income (loss)                    $   519,615    $   15,709        $  400,369    $   304,912
  Net realized capital gain (loss)                   (535,942)      147,379           214,463        440,188
  Net change in unrealized appreciation/
     depreciation of investments                   (1,079,884)      860,071          (352,597)       (82,799)
                                                 ----------------------------    ----------------------------
Increase (decrease) from operations                (1,096,211)    1,023,159           262,235        662,301

Contract transactions:
  Net contract purchase payments                    1,395,463       651,523           774,645        443,730
  Transfer payments from (to) other
     subaccounts or general account                 1,058,513     1,996,543           915,905     (1,452,940)
  Contract terminations, withdrawals and other
     deductions                                      (990,915)     (129,671)         (775,058)      (180,966)
                                                 ----------------------------    ----------------------------
Increase (decrease) from contract transactions      1,463,061     2,518,395           915,492     (1,190,176)
                                                 ----------------------------    ----------------------------
Net increase (decrease) in contract owners'
  equity                                              366,850     3,541,554         1,177,727       (527,875)

Contract owners' equity:
  Beginning of the period                           5,078,312     1,536,758         2,339,652      2,867,527
                                                 ----------------------------    ----------------------------
  End of the period                               $ 5,445,162    $5,078,312        $3,517,379    $ 2,339,652
                                                 ============================    ============================



(1)  Commencement of operations, May 3, 1999.



See accompanying notes.


                                                                       Warburg Pincus              Warburg Pincus Small
      Endeavor Enhanced             Stein Roe Small Company         International Equity        Company Growth Subaccount
      Index Subaccount                 Growth Subaccount                 Subaccount
------------------------------    ----------------------------    --------------------------    ---------------------------
     2000            1999             2000           1999             2000         1999             2000          1999
------------------------------    ----------------------------    --------------------------    ---------------------------
$   558,603      $   186,035       $   (2,661)   $      (748)     $   198,290   $     1,827      $2,132,643   $   137,032

     (2,473)         200,039           57,014         (9,269)        (103,883)      508,926         224,964       577,482

 (1,643,143)         396,991         (184,221)        62,913         (614,160)      380,853      (3,555,016)    1,555,606
------------------------------    ----------------------------    --------------------------    ---------------------------
 (1,087,013)         783,065         (129,868)        52,896         (519,753)      891,606      (1,197,409)    2,270,120


  1,998,692        1,148,305          271,916         18,310          381,362       554,996         962,284       275,291

  2,245,492        1,795,564          348,709         40,388          (50,991)   (1,308,134)      4,626,337     2,423,778

 (1,111,355)        (632,039)         (18,347)       (49,972)        (392,691)     (288,105)       (580,491)     (211,722)
------------------------------    ----------------------------    --------------------------    ---------------------------
  3,132,829        2,311,830          602,278          8,726          (62,320)   (1,041,243)      5,008,130     2,487,347
------------------------------    ----------------------------    --------------------------    ---------------------------

  2,045,816        3,094,895          472,410         61,622         (582,073)     (149,637)      3,810,721     4,757,467


  6,656,088        3,561,193          175,605        113,983        2,165,492     2,315,129       5,896,634     1,139,167
------------------------------    ----------------------------    --------------------------    ---------------------------
 $8,701,904       $6,656,088         $648,015       $175,605       $1,583,419    $2,165,492      $9,707,355    $5,896,634
==============================    ============================    ==========================    ===========================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)


                                                         WRL Janus Growth                  WRL Janus
                                                            Subaccount                   Global Account
                                                    ---------------------------    ---------------------------
                                                        2000        1999 (1)           2000        1999 (1)
                                                    ---------------------------    ---------------------------
Operations:
  Net investment income (loss)                       $1,498,224   $   453,895      $   806,821   $   118,564
  Net realized capital gain (loss)                   (1,618,697)      165,454           47,466        33,955
  Net change in unrealized appreciation/
     depreciation of investments                     (3,093,166)      (57,358)      (1,819,841)      339,537
                                                    ---------------------------    ---------------------------
Increase (decrease) from operations                  (3,213,639)      561,991         (965,554)      492,056

Contract transactions:
  Net contract purchase payments                      3,828,752     1,218,869        1,053,999       803,389
  Transfer payments from (to) other subaccounts
     or general account                               6,062,313     1,495,771        1,398,402     1,233,187
  Contract terminations, withdrawals and other
     deductions                                        (851,588)       (6,673)        (577,742)      (98,282)
                                                    ---------------------------    ---------------------------
Increase (decrease) from contract transactions        9,039,477     2,707,967        1,874,659     1,938,294
                                                    ---------------------------    ---------------------------
Net increase (decrease) in contract owners' equity    5,825,838     3,269,958          909,105     2,430,350

Contract owners' equity:
  Beginning of the period                             3,269,958             -        2,430,350             -
                                                    ---------------------------    ---------------------------
  End of the period                                  $9,095,796    $3,269,958       $3,339,455    $2,430,350
                                                    ===========================    ===========================



(1)  Commencement of operations, May 3, 1999.



See accompanying notes.


                                                                          WRL J. P. Morgan Real
       WRL LKCM Strategic Total           WRL Alger Aggressive              Estate Securities
           Return Subaccount               Growth Subaccount                   Subaccount
      ----------------------------     ---------------------------     ----------------------------
           2000        1999 (1)            2000        1999 (1)            2000        1999 (1)
      ----------------------------     ---------------------------     ----------------------------
      $     82,079    $    8,839        $  407,539    $  84,973        $             $       (78)
                                                                             3,597
           (9,576)          (385)          (14,609)     145,142              3,759       (16,209)

         (106,086)          (721)       (1,496,562)     138,301            180,540       (21,136)
      ----------------------------     ---------------------------     ----------------------------
          (33,583)         7,733        (1,103,632)     368,416            187,896       (37,423)


          781,119         59,740         1,651,725      145,256            291,499        34,905

          274,255         88,518         1,618,215      504,696            439,525       585,591

         (111,720)        (1,049)         (142,507)     (47,581)           (82,926)      (89,665)
      ----------------------------     ---------------------------     ----------------------------
          943,654        147,209         3,127,433      602,371            648,098       530,831
      ----------------------------     ---------------------------     ----------------------------
          910,071        154,942         2,023,801      970,787            835,994       493,408


          154,942              -           970,787            -            493,408             -
      ----------------------------     ---------------------------     ----------------------------
       $1,065,012       $154,942        $2,994,588     $970,787         $1,329,402      $493,408
      ============================     ===========================     ============================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                          Notes to Financial Statements

                                December 31, 2000




1. Organization and Summary of Significant Accounting Policies

Organization of the Account

Peoples Benefit Life Insurance Company Separate Account V (the "Mutual Fund Account") is a segregated investment account of Peoples Benefit Life Insurance Company ("PBL"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company registered under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of forty-seven investment subaccounts, six of which are invested in specified portfolios of the DFA Investment Dimensions Group, five of which are invested in specified portfolios of the Federated Insurance Series, two of which are invested in specified portfolios of the Wanger Advisor's Trust, two of which are invested in specified portfolios of the Montgomery Funds III, two of which are invested in specified portfolios of the Strong Variable Insurance Funds, Inc., three of which are invested in specified portfolios of the Endeavor Series Trust, one of which is invested in the Stein Roe Small Company Growth, Variable Series (formerly known as the Stein Roe Special Venture Fund, Variable Series) of the Stein Roe Variable Investment Trust, two of which are invested in specified portfolios of the Warburg Pincus Trust, and five of which are invested in specified portfolios of the WRL Series Fund, Inc. (each a "Series Fund" and collectively "the Series Funds"). Activity in these twenty-eight subaccounts is available to contract owners of the Advisor's Edge Variable Annuity. Activity in these twenty-eight subaccounts (with the exception of the portfolios of the DFA Investment Dimensions Group) is also available to contract owners of the Advisor's Edge Select Variable Annuity, also offered by PBL. Activity in the Federated Prime Money Fund II Portfolio of the Federated Insurance Series is also available to contract owners of the Dimensional Variable Annuity, also offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor's Edge Variable Annuity only. The remaining nineteen subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL.

For the period March 1997 through April 1999, the portfolios of the DFA Investment Dimensions Group, Inc. were not available to new contract owners within the Mutual Fund Account. Existing contract owners could continue to allocate purchase payments or transfers to these subaccounts. Effective May 1, 1999, the portfolios of the DFA Investment Dimensions Group, Inc. were again made available for investment to contract owners of the Advisor's Edge Variable Annuity.

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2000.

Realized capital gains and losses from the sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.


2. Investments

A summary of the mutual fund investments at December 31, 2000 follows:


                                                                Net Asset
                                                  Number of      Value Per       Market
                                                 Shares Held      Share           Value           Cost
                                            ----------------------------------------------------------------
DFA Investment Dimensions Group, Inc.:
   DFA Small Value Portfolio                    1,355,363.468    $  9.86       $13,363,884     $15,196,740
   DFA Large Value Portfolio                    1,656,059.349      12.92        21,396,287      22,832,064
   DFA International Value Portfolio            1,340,678.736      11.26        15,096,043      15,589,925
   DFA International Small Value Portfolio      1,023,592.334       7.01         7,175,382       8,415,431
   DFA Short-Term Fixed Portfolio               1,257,297.928      10.05        12,635,844      12,867,715
   DFA Global Bond Portfolio                    1,048,682.650      10.03        10,518,287      10,906,301

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




2. Investments (continued)


                                                                 Net Asset
                                                  Number of      Value Per           Market
                                                 Shares Held       Share             Value           Cost
                                            -------------------------------------------------------------------
The Federated Insurance Series:
   Federated American Leaders Fund II             435,942.933      $20.52        $  8,945,549    $  8,867,669
   Federated Utility Fund II                      137,856.925       12.44           1,714,940       1,913,880
   Federated Prime Money Fund II               16,811,547.630        1.00          16,811,548      16,811,548
   Federated High Income Bond Fund II             771,348.052        8.46           6,525,605       7,458,916
   Federated Fund for U. S. Government
     Securities II                                729,945.363       11.11           8,109,693       7,721,130
Wanger Advisors Trust:
   Wanger U. S. Small Cap Advisor                 192,923.669       19.99           3,856,544       4,519,873
   Wanger International Small Cap Advisor         136,892.412       28.49           3,900,065       4,536,404
The Montgomery Funds III:
   Montgomery Growth Portfolio                    123,222.422       15.54           1,914,876       2,317,297
   Montgomery Emerging Markets Portfolio          304,119.807        7.76           2,359,970       2,866,340
Strong Variable Insurance Funds, Inc.:
   Strong International Stock Fund II              35,816.063        9.90             354,579         350,750
   Strong Schafer Value Fund II                    67,554.007        9.79             661,354         643,908
Endeavor Series Trust:
   T. Rowe Price International Stock
     Portfolio                                    358,944.875       15.17           5,445,194       5,616,307
   Dreyfus Small Cap Value Portfolio              225,187.054       15.62           3,517,422       3,616,738
   Endeavor Enhanced Index Portfolio              575,139.505       15.13           8,701,861       9,817,057
Stein Roe Variable Investment Trust:
   Stein Roe Small Company Growth                  33,963.114       19.08             648,016         780,336
Warburg Pincus Trust:
   Warburg Pincus International Equity
     Portfolio                                    147,570.232       10.73           1,583,429       1,784,599
   Warburg Pincus Small Company Growth
     Portfolio                                    581,973.274       16.68           9,707,314      11,602,827
WRL Series Fund, Inc.
   WRL Janus Growth Portfolio                     192,135.370       47.34           9,095,688      12,246,212
   WRL Janus Global Portfolio                     139,318.097       23.97           3,339,455       4,819,759
   WRL LKCM Strategic Total Return Portfolio
                                                   71,477.294       14.90           1,065,012       1,171,819
   WRL Alger Aggressive Growth Portfolio          153,096.705       19.56           2,994,572       4,352,833
   WRL J. P. Morgan Real Estate Securities
     Portfolio                                    128,817.922       10.32           1,329,401       1,169,997

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:


                                                              Period ended December 31
                                                       2000                              1999
                                          --------------------------------  -------------------------------
                                             Purchases         Sales          Purchases        Sales
                                          --------------------------------  -------------------------------
DFA Investment Dimensions Group, Inc.:
   DFA Small Value Portfolio                 $  6,258,194    $  4,016,793      $  6,577,669  $  4,099,417
   DFA Large Value Portfolio                    7,494,130       5,624,016        10,235,174     4,763,934
   DFA International Value Portfolio            4,959,190       4,301,353         6,060,367     3,978,500
   DFA International Small Value Portfolio      2,984,686       2,215,423         2,418,342     2,465,534
   DFA Short-Term Fixed Portfolio               5,963,566       5,425,787         6,456,405     2,995,682
   DFA Global Bond Portfolio                    5,419,133       2,296,603         4,422,318     1,865,172
The Federated Insurance Series:
   Federated American Leaders Fund II           5,547,059       4,659,074         5,382,483     2,964,715
   Federated Utility Fund II                      860,445         646,105           937,784       442,973
   Federated Prime Money Fund II               94,719,360      89,628,119        49,204,976    45,176,066
   Federated High Income Bond Fund II           4,070,930       4,244,473         4,197,753     2,852,936
   Federated Fund for U. S. Government
     Securities II                              4,461,587       3,614,025         3,769,283     1,966,826
Wanger Advisors Trust:
   Wanger U. S. Small Cap Advisor               4,509,161       3,640,111         5,421,256     5,420,586
   Wanger International Small Cap Advisor      12,222,112      12,797,255         4,581,216     4,742,397
The Montgomery Funds III:
   Montgomery Growth Portfolio                  5,945,656       5,459,130         1,556,301     1,205,105
   Montgomery Emerging Markets Portfolio        2,017,575       1,291,996         2,266,689     2,866,336
Strong Variable Insurance Funds, Inc.:
   Strong International Stock Fund II          12,958,225      13,232,107         1,586,072     1,189,539
   Strong Schafer Value Fund II                   549,836         447,345           486,312       538,079
Endeavor Series Trust:
   T. Rowe Price International Stock
     Portfolio                                  9,076,069       7,093,394         5,165,015     2,630,878
   Dreyfus Small Cap Value Portfolio           10,727,358       9,411,478         3,148,281     4,033,562
   Endeavor Enhanced Index Portfolio            7,950,463       4,259,075        10,392,189     7,894,317
Stein Roe Variable Investment Trust:
   Stein Roe Small Company Growth                 910,782         311,165            88,193        80,215

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:


                                                              Period ended December 31
                                                       2000                              1999
                                          --------------------------------  -------------------------------
                                             Purchases         Sales          Purchases        Sales
                                          --------------------------------  -------------------------------
Warburg Pincus Trust:
   Warburg Pincus International Equity
     Portfolio                               $  6,473,974    $  6,338,008      $  7,059,189  $  8,098,642
   Warburg Pincus Small Company Growth
     Portfolio                                 33,905,708      26,764,999        11,008,944     8,384,558
WRL Series Fund, Inc.:
   WRL Janus Growth Portfolio                  21,590,131      11,052,532         4,184,651     1,022,795
   WRL Janus Global Portfolio                   9,010,465       6,328,983         2,315,051       258,195
   WRL LKCM Strategic Total Return
     Portfolio                                  1,241,158         215,427           163,304         7,255
   WRL Alger Aggressive Growth Portfolio        5,867,956       2,333,002         2,992,853     2,305,507
   WRL J. P. Morgan Real Estate
     Securities Portfolio                         767,192         115,499           814,288       283,534


3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 2000 follows:


                                                                                               Total
                                                    Accumulation         Accumulation         Contract
                  Subaccount                         Units Owned          Unit Value           Value
----------------------------------------------- -------------------- ------------------- ------------------
DFA Small Value                                      772,512.071         $17.299254          $13,363,883
DFA Large Value                                      949,033.583          22.545342           21,396,287
DFA International Value                            1,049,264.045          14.387268           15,096,043
DFA International Small                              790,399.358           9.078173            7,175,382
DFA Short-Term Fixed                                 990,472.842          12.757386           12,635,844
DFA Global Bond                                      683,605.062          15.386496           10,518,287
Federated American Leaders Fund II                   352,732.731          25.360636            8,945,526
Federated Utility Fund II                            105,602.537          16.238894            1,714,868
Federated Prime Money Fund II                      1,296,989.484          12.961991           16,811,566
Federated High Income Bond Fund II                   528,371.579          12.350381            6,525,590
Federated Fund for U. S. Government
   Securities II                                     590,014.135          13.744913            8,109,693

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)


                                                                                               Total
                                                    Accumulation        Accumulation          Contract
                  Subaccount                         Units Owned          Unit Value           Value
-----------------------------------------------------------------------------------------------------------
Wanger U. S. Small Cap Advisor                       174,046.594         $22.158209           $3,856,561
Wanger International Small Cap Advisor               149,543.437          26.079595            3,900,032
Montgomery Growth                                    106,884.711          17.915384            1,914,881
Montgomery Emerging Markets                          311,907.248           7.566222            2,359,959
Strong International Stock Fund II                    40,002.607           8.863852              354,577
Strong Schafer Value Fund II                          62,591.376          10.566147              661,350
T. Rowe Price International Stock                    483,666.297          11.258096            5,445,162
Dreyfus Small Cap Value                              274,891.794          12.795503            3,517,379
Endeavor Enhanced Index                              641,464.756          13.565677            8,701,904
Stein Roe Small Company Growth                        49,289.359          13.147168              648,015
Warburg Pincus International Equity                  140,388.354          11.278850            1,583,419
Warburg Pincus Small Company Growth                  558,195.227          17.390609            9,707,355
WRL Janus Growth                                     943,016.919           9.645422            9,095,796
WRL Janus Global                                     260,965.146          12.796557            3,339,455
WRL LKCM Strategic Total Return                      105,157.365          10.127793            1,065,012
WRL Alger Aggressive Growth                          293,372.749          10.207450            2,994,588
WRL J. P. Morgan Real Estate Securities              114,721.685          11.588066            1,329,402

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:


                                                                         DFA             DFA             DFA
                                       DFA Small      DFA Large     International   International     Short-Term
                                         Value          Value           Value           Small           Fixed
                                      Subaccount     Subaccount      Subaccount       Subaccount      Subaccount
                                     ------------------------------------------------------------------------------
Units outstanding at January 1,
   1999                                  746,000        859,894       1,023,764         825,132         752,441
Units purchased                          119,020        138,618         135,865         123,457         174,670
Units redeemed and transferred          (100,812)       (56,456)        (86,831)       (164,284)         75,569
                                     ------------------------------------------------------------------------------
Units outstanding at December 31,
   1999                                  764,208        942,056       1,072,798         784,305       1,002,680
Units purchased                          134,502        179,370         161,772         129,580         210,188
Units redeemed and transferred          (126,198)      (172,392)       (185,306)       (123,486)       (222,395)
                                     ------------------------------------------------------------------------------
Units outstanding at December 31,
   2000                                  772,512        949,034       1,049,264         790,399         990,473
                                     ==============================================================================


                                                        Federated                      Federated     Federated High
                                       DFA Global       American        Federated     Prime Money      Income Bond
                                          Bond        Leaders Fund    Utility Fund      Fund II          Fund II
                                       Subaccount     II Subaccount   II Subaccount    Subaccount      Subaccount
                                     --------------------------------------------------------------------------------
Units outstanding at January 1,
   1999                                  368,039         255,419          74,288          651,890         532,325
Units purchased                           97,792          80,211          18,721        2,007,570          92,312
Units redeemed and transferred            53,041          (8,418)          4,664       (1,706,933)        (34,857)
                                     --------------------------------------------------------------------------------
Units outstanding at December 31,
   1999                                  518,872         327,212          97,673          952,527         589,780
Units purchased                          111,620          65,632          13,255        2,382,108          63,855
Units redeemed and transferred            53,113         (40,111)         (5,325)      (2,037,646)       (125,263)
                                     --------------------------------------------------------------------------------
Units outstanding at December 31,
   2000                                  683,605         352,733         105,603        1,296,989         528,372
                                     ================================================================================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)


                                       Federated
                                        Fund for         Wanger          Wanger
                                         U. S.         U. S. Small    International                     Montgomery
                                       Government          Cap          Small Cap       Montgomery       Emerging
                                     Securities II       Advisor         Advisor          Growth          Markets
                                       Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     --------------------------------------------------------------------------------
Units outstanding at January 1,
   1999                                  422,127        181,215          193,817          68,852          301,041
Units purchased                           72,214         16,350           27,713          33,792           62,994
Units redeemed and transferred            53,456        (33,094)         (39,197)        (13,618)        (136,653)
                                     --------------------------------------------------------------------------------
Units outstanding at December 31,
   1999                                  547,797        164,471          182,333          89,026          227,382
Units purchased                          151,108         25,177           22,984          18,352           75,437
Units redeemed and transferred          (108,891)       (15,601)         (55,774)           (493)           9,088
                                     --------------------------------------------------------------------------------
Units outstanding at December 31,
   2000                                  590,014        174,047          149,543         106,885          311,907
                                     ================================================================================


                                         Strong           Strong          T. Rowe
                                      International       Schafer           Price                        Endeavor
                                          Stock            Value       International   Dreyfus Small     Enhanced
                                         Fund II          Fund II           Stock         Cap Value        Index
                                       Subaccount       Subaccount       Subaccount      Subaccount     Subaccount
                                     --------------------------------------------------------------------------------
Units outstanding at January 1,
   1999                                   17,678           61,989          145,782         317,784        272,747
Units purchased                           15,592           16,273           69,221          54,774         85,687
Units redeemed and transferred            24,608          (25,004)         151,341        (170,864)        75,808
                                     --------------------------------------------------------------------------------
Units outstanding at December 31,
   1999                                   57,878           53,258          366,344         201,694        434,242
Units purchased                            9,721           14,903          117,704          61,678        138,707
Units redeemed and transferred           (27,596)          (5,570)            (382)         11,520         68,516
                                     --------------------------------------------------------------------------------
Units outstanding at December 31,
   2000                                   40,003           62,591          483,666         274,892        641,465
                                     ================================================================================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)


3. Contract Owners' Equity (continued)


                                                Stein Roe       Warburg
                                                  Small          Pincus      Warburg Pincus
                                                 Company     International    Small Company     WRL Janus
                                                 Growth          Equity          Growth           Growth
                                               Subaccount      Subaccount      Subaccount       Subaccount
                                              ---------------------------------------------------------------
Units outstanding at January 1, 1999              11,989         230,381          89,528                -
Units purchased                                    1,811          59,246          23,063          124,826
Units redeemed and transferred                    (1,246)       (148,268)        163,274          114,519
                                              ---------------------------------------------------------------
Units outstanding at December 31, 1999            12,554         141,359         275,865          239,345
Units purchased                                   18,096          29,515          47,691          298,588
Units redeemed and transferred                    18,639         (30,486)        234,639          405,084
                                              ---------------------------------------------------------------
Units outstanding at December 31, 2000            49,289         140,388         558,195          943,017
                                              ===============================================================


                                                                          WRL                          WRL J. P.
                                                                         LKCM          WRL Alger       Morgan Real
                                                      WRL Janus        Strategic      Aggressive        Estate
                                                       Global        Total Return       Growth        Securities
                                                     Subaccount       Subaccount      Subaccount      Subaccount
                                                    ----------------------------------------------------------------
Units outstanding at January 1, 1999                         -               -                -               -
Units purchased                                         68,665           6,125           14,428           3,690
Units redeemed and transferred                          86,924           8,503           50,461          51,144
                                                    ----------------------------------------------------------------
Units outstanding at December 31, 1999                 155,589          14,628           64,889          54,834
Units purchased                                         75,247          74,853          127,374          27,699
Units redeemed and transferred                          30,129          15,676          101,110          32,189
                                                    ----------------------------------------------------------------
Units outstanding at December 31, 2000                 260,965         105,157          293,373         114,722
                                                    ================================================================


4. Administrative, Mortality and Expense Risk Charges

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. The effective annual rate for this charge was .50%.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. PBL also deducts an annual policy fee of $30 per contract. The annual policy fee is deducted proportionately from the subaccounts' accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)


5. Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PBL.

                     Financial Statements - Statutory Basis

                     Peoples Benefit Life Insurance Company

                  Years ended December 31, 2000, 1999 and 1998
                       with Report of Independent Auditors

                     Peoples Benefit Life Insurance Company

                     Financial Statements - Statutory Basis

                  Years ended December 31, 2000, 1999 and 1998






                                    Contents

Report of Independent Auditors.................................................1

Audited Financial Statements

Balance Sheets - Statutory Basis...............................................3
Statements of Operations - Statutory Basis.....................................5
Statements of Changes in Capital and Surplus - Statutory Basis.................6
Statements of Cash Flow - Statutory Basis......................................7
Notes to Financial Statements - Statutory Basis................................8


Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in
   Related Parties............................................................31
Supplementary Insurance Information...........................................32
Reinsurance...................................................................34

                         Report of Independent Auditors






The Board of Directors
Peoples Benefit Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Peoples Benefit Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

Des Moines, Iowa
February 15, 2001

                     Peoples Benefit Life Insurance Company

                        Balance Sheets - Statutory Basis
                (Dollars in thousands, except per share amounts)


                                                                          December 31
                                                                      2000            1999
                                                               ---------------------------------
Admitted assets
Cash and invested assets:
   Cash and short-term investments                               $    151,922     $    174,117
   Bonds                                                            3,353,083        3,219,493
   Stocks:
     Preferred                                                         99,754          160,990
     Common (cost: 2000 - $206,802; 1999 - $180,645)                  208,711          201,185
     Common stocks sold, but not yet purchased
       [cost: 2000 - $(169,780); 1999 - $(137,497)]                  (116,725)        (147,374)
     Affiliated entity (cost: 2000 - $202,706;
       1999 - $202,606)                                               564,103          515,075
   Mortgage loans on real estate                                    1,696,380        1,933,540
   Real estate                                                          7,029            7,605
   Policy loans                                                       165,450          159,161
   Other invested assets                                              258,898          316,696
                                                               ---------------------------------
Total cash and invested assets                                      6,388,605        6,540,488

Premiums deferred and uncollected                                      40,631           45,553
Accrued investment income                                              62,042           64,418
Receivable from affiliates                                             73,368           42,290
Federal income taxes recoverable                                            -            2,709
Transfers to separate accounts due or accrued                           7,167            3,781
Other assets                                                           36,627           20,577
Separate account assets                                             6,875,688        6,505,330







                                                               ---------------------------------
Total admitted assets                                            $ 13,484,128     $ 13,225,146
                                                               =================================



                                                                                        December 31
                                                                                    2000           1999
                                                                              ------------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                       $ 1,138,729    $ 1,099,807
     Annuity                                                                      2,491,651      2,840,176
     Accident and health                                                             79,926         79,058
   Policy and contract claim reserves:
     Life                                                                            25,210         27,588
     Accident and health                                                             29,271         33,522
   Policyholder contract deposits                                                 1,455,290      1,224,174
   Other policyholders' funds                                                       568,954        514,060
   Remittances and items not allocated                                                4,192          6,814
   Asset valuation reserve                                                          198,086        163,728
   Interest maintenance reserve                                                       1,808         10,502
   Net short-term notes payable to affiliates                                        19,700        104,500
   Payable for securities                                                             1,755              -
   Federal income taxes payable                                                       6,808              -
   Other liabilities                                                                 72,837         84,459
   Separate account liabilities                                                   6,875,688      6,505,330
                                                                              ------------------------------
Total liabilities                                                                12,969,905     12,693,718

Commitments and contingencies (Note 9)

Capital and surplus:
   Common stock, $11 par value, 1,145,000 shares authorized, issued
     and outstanding                                                                 12,595         12,595
   Preferred stock, $11 par value, $240 liquidation value, 2,290,000
     shares authorized, issued and outstanding                                       25,190         25,190
   Paid-in surplus                                                                    2,583          2,583
   Unassigned surplus                                                               473,855        491,060
                                                                              ------------------------------
Total capital and surplus                                                           514,223        531,428
                                                                              ------------------------------
Total liabilities and capital and surplus                                       $13,484,128    $13,225,146
                                                                              ==============================


See accompanying notes.

                     Peoples Benefit Life Insurance Company

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)


                                                                                            Year ended December 31
                                                                                    2000             1999             1998
                                                                              -------------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
     Life                                                                       $   169,219      $   171,343      $   165,442
     Annuity                                                                      1,703,944        1,358,289        1,584,173
     Accident and health                                                            134,058          132,842          133,490
   Net investment income                                                            406,413          451,064          512,102
   Amortization of interest maintenance reserve                                       7,095            8,274            7,046
   Commissions and expense allowances on reinsurance ceded
                                                                                      6,025            5,474            4,542
   Separate account fee income                                                       26,736           23,824           19,494
   Other                                                                              1,893            3,659           (9,666)
                                                                              -------------------------------------------------
                                                                                  2,455,383        2,154,769        2,416,623
Benefits and expenses:
   Benefits paid or provided for:
     Life benefits                                                                  106,613          189,648          207,521
     Surrender benefits                                                           1,249,431        1,453,339        1,338,387
     Accident and health benefits                                                    72,339           75,768           75,372
     Other benefits                                                                 227,348           95,045           89,301
     Increase (decrease) in aggregate reserves for policies
       and contracts:
       Life                                                                          25,687          (14,358)         (27,717)
       Annuity                                                                     (348,513)        (285,876)        (210,997)
       Accident and health                                                              686           (2,734)          (2,347)
       Other                                                                        253,298         (524,156)          32,453
                                                                              -------------------------------------------------
                                                                                  1,586,889          986,676        1,501,973
   Insurance expenses:
     Commissions                                                                     39,456           34,986           46,200
     General insurance expenses                                                      71,439           97,381           75,102
     Taxes, licenses and fees                                                        11,847            8,705            8,037
     Net transfers to separate accounts                                             611,475          889,687          652,622
     Other expenses                                                                  30,868           15,249              199
                                                                              -------------------------------------------------
                                                                                    765,085        1,046,008          782,160
                                                                              -------------------------------------------------
                                                                                  2,351,974        2,032,684        2,284,133
                                                                              -------------------------------------------------
Gain from operations before federal income tax expense and
   net realized capital gains (losses) on investments                               103,409          122,085          132,490
Federal income tax expense                                                           11,864           37,277           32,960
                                                                              -------------------------------------------------
Gain from operations before net realized capital gains
   (losses) on investments                                                           91,545           84,808           99,530

Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to
   (from) interest maintenance reserve)                                              (5,728)           4,230           27,621
                                                                              -------------------------------------------------
Net income                                                                      $    85,817      $    89,038      $   127,151
                                                                              =================================================


See accompanying notes.

                     Peoples Benefit Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in thousands)


                                                                                                                      Total
                                                         Common       Preferred       Paid-in      Unassigned      Capital and
                                                         Stock          Stock         Surplus        Surplus         Surplus
                                                     --------------------------------------------------------------------------
Balance at January 1, 1998                             $  12,595      $  25,190      $   2,583      $ 589,903       $ 630,271
   Net income                                                  -              -              -        127,151         127,151
   Change in net unrealized capital
     gains/losses                                              -              -              -        (15,584)        (15,584)
   Change in non-admitted assets                               -              -              -          9,324           9,324
   Change in liability for reinsurance in
     unauthorized companies                                    -              -              -            (27)            (27)
   Change in asset valuation reserve                           -              -              -        (25,363)        (25,363)
   Change in surplus in separate accounts                      -              -              -          3,581           3,581
   Dividends to stockholders                                   -              -              -       (160,000)       (160,000)
   Tax benefits on stock options exercised                     -              -              -          4,119           4,119
                                                     --------------------------------------------------------------------------
Balance at December 31, 1998                              12,595         25,190          2,583        533,104         573,472
   Net income                                                  -              -              -         89,038          89,038
   Change in net unrealized capital
     gains/losses                                              -              -              -         44,119          44,119
   Change in non-admitted assets                               -              -              -          8,328           8,328
   Change in liability for reinsurance in
     unauthorized companies                                    -              -              -             19              19
   Change in asset valuation reserve                           -              -              -        (28,900)        (28,900)
   Change in surplus in separate accounts                      -              -              -         (3,854)         (3,854)
   Dividends to stockholders                                   -              -              -       (160,000)       (160,000)
   Tax benefits on stock options exercised                     -              -              -          5,629           5,629
   Other                                                       -              -              -          3,577           3,577
                                                     --------------------------------------------------------------------------
Balance at December 31, 1999                              12,595         25,190          2,583        491,060         531,428
   Net income                                                  -              -              -         85,817          85,817
   Change in net unrealized capital
     gains/losses                                              -              -              -         53,236          53,236
   Change in non-admitted assets                               -              -              -         (2,932)         (2,932)
   Change in liability for reinsurance in
     unauthorized companies                                    -              -              -              8               8
   Change in asset valuation reserve                           -              -              -        (34,358)        (34,358)
   Dividends to stockholders                                   -              -              -       (120,000)       (120,000)
   Tax benefits on stock options exercised                     -              -              -          1,368           1,368
   Other                                                       -              -              -           (344)           (344)
                                                     --------------------------------------------------------------------------
Balance at December 31, 2000                           $  12,595      $  25,190      $   2,583      $ 473,855       $ 514,223
                                                     ==========================================================================


See accompanying notes.

                     Peoples Benefit Life Insurance Company

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in thousands)


                                                                                         Year ended December 31
                                                                              2000                 1999                 1998
                                                                        ---------------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance                     $ 2,016,610          $ 1,700,093          $ 1,884,760
Net investment income                                                         408,946              469,515              529,718
Life claims                                                                  (108,984)            (192,568)            (198,317)
Surrender benefits and other fund withdrawals                              (1,249,431)          (1,453,339)          (1,338,387)
Disability benefits under accident and health policies                        (76,590)             (71,800)             (73,604)
Other benefits to policyholders                                              (195,096)             (94,512)             (89,304)
Commissions, other expenses and other taxes                                  (150,732)            (139,867)            (136,417)
Net transfers to separate accounts                                           (584,745)            (865,863)            (633,128)
Federal income taxes, excluding tax on capital gains                             (979)             (22,200)             (40,998)
Other, net                                                                    (51,896)            (145,568)              78,339
                                                                        ---------------------------------------------------------
Net cash provided by (used in) operating activities                             7,103             (816,109)             (17,338)

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                               1,788,570            2,402,706            2,370,321
   Common stocks                                                               92,695              369,991              275,513
   Mortgage loans on real estate                                              311,269              368,121              732,217
   Real estate                                                                  1,373                3,645                7,733
   Policy loans, net                                                                -                    -                  727
   Other                                                                       86,702               19,222               51,375
                                                                        ---------------------------------------------------------
                                                                            2,280,609            3,163,685            3,437,886
Cost of investments acquired:
   Bonds and preferred stocks                                              (1,899,094)          (1,411,300)          (2,316,926)
   Common stocks                                                              (81,840)            (490,887)            (293,534)
   Mortgage loans on real estate                                              (80,776)            (265,166)            (485,488)
   Real estate                                                                   (995)              (7,572)                   -
   Policy loans, net                                                           (6,289)              (4,458)                   -
   Other                                                                      (36,113)             (29,650)            (118,648)
                                                                        ---------------------------------------------------------
                                                                           (2,105,107)          (2,209,033)          (3,214,596)
                                                                        ---------------------------------------------------------
Net cash provided by investing activities                                     175,502              954,652              223,290

Financing activities
Issuance (repayment) of short-term intercompany notes
   payable, net                                                               (84,800)               2,207              102,293
Dividends paid to stockholders                                               (120,000)            (160,000)            (160,000)
Other                                                                               -                    -                    -
                                                                        ---------------------------------------------------------
Net cash used in financing activities                                        (204,800)            (157,793)             (57,707)
                                                                        ---------------------------------------------------------
Increase (decrease) in cash and short-term investments                        (22,195)             (19,250)             148,245

Cash and short-term investments at beginning of year                          174,117              193,367               45,122
                                                                        ---------------------------------------------------------
Cash and short-term investments at end of year                            $   151,922          $   174,117          $   193,367
                                                                        =========================================================


See accompanying notes.

                     Peoples Benefit Life Insurance Company

                Notes to Financial Statements - Statutory Basis
                             (Dollars in thousands)

                               December 31, 2000



1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company (the "Company") is a stock life and health insurance company. The Company is directly owned by Monumental Life Insurance Company 76%, Capital Liberty Limited Partnership ("CLLP") 20%, and Commonwealth General Corporation 4%. CLLP also owns 100% of the preferred stock of the Company. Each of these companies are indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands. The Company wholly owns an insurance subsidiary, Veterans Life Insurance Company.

Nature of Operations

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from accounting principles generally accepted in the United States. The more significant of these differences are as follows:
(a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications;
(b) common stocks sold but not yet purchased are reported as liabilities for GAAP purposes; (c) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




1. Organization and Summary of Significant Accounting Policies (continued)

policies or over the estimated gross profit stream; (d) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (e) certain separate accounts provide policyholders with a guaranteed return; these separate accounts are included in the general account assets and liabilities for GAAP purposes due to the nature of the guaranteed return; (f) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (g) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (h) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities;
(i) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (j) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (k) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (l) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (m) pension expense is recorded as amounts are paid; (n) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (o) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus; and (p) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of Iowa has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




1. Organization and Summary of Significant Accounting Policies (continued)

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies, which include shares of mutual funds, are carried at market. Common stocks sold but not yet purchased are carried at market as a contra asset. Common stock of the Company's wholly-owned insurance subsidiary is recorded at the equity in statutory-basis net assets. Real estate is reported at cost less allowances for depreciation. Depreciation of real estate is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various limited partnerships, which are recorded at equity in underlying net assets, and derivative financial instruments. These instruments consist primarily of interest rate swap agreements, including basis swaps, and futures, are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be effective hedges are valued at fair value. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

Common stocks sold but not yet purchased represents obligations of the Company to deliver specified securities at contracted prices, thereby creating a liability to purchase the securities at prevailing market prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold but not yet purchased may exceed the current amount recognized in the financial statements. The Insurance Division, Department of Commerce, of the State of Iowa has approved the Company's accounting for common stocks sold but not yet purchased as a permitted practice.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2000, 1999 and 1998, the Company excluded investment income due and accrued of $4,641, $1,992 and $1,503, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Policyholder Contract Deposits

Policyholder contract deposits are comprised primarily of guaranteed investment contracts (GICs). The GICs consist of three types. One type is guaranteed as to principal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $1,117,396, $1,266,608 and $858,751 in 2000, 1999 and 1998, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




1. Organization and Summary of Significant Accounting Policies (continued)

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




2. Fair Values of Financial Instruments (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stock securities are based on quoted market prices.

   Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Interest rate swaps and forward-rate agreements: Estimated fair value of interest rate swaps and forward-rate agreements are based on pricing models or formulas using current assumptions.

   Net short-term notes payable to affiliates: The fair values for short-term notes payable to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




2. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:


                                                                    December 31
                                                       2000                           1999
                                           -----------------------------   -----------------------------
                                              Carrying                       Carrying
                                               Amount       Fair Value        Amount        Fair Value
                                           -----------------------------   -----------------------------
Admitted assets
Cash and short-term
  investments                                $   151,922    $   151,922     $   174,117     $   174,117
Bonds                                          3,353,083      3,237,804       3,219,493       3,087,002
Preferred stocks                                  99,754         85,855         160,990         158,736
Common stocks                                     91,986         91,986          53,811          53,811
Mortgage loans on real estate                  1,696,380      1,744,171       1,933,540       1,895,672
Policy loans                                     165,450        165,450         159,161         159,161
Separate account assets                        6,875,688      6,875,688       6,505,330       6,505,330

Liabilities
Investment contract liabilities                3,324,377      3,298,726       3,283,269       3,245,239
Separate account liabilities                   6,823,691      6,676,551       6,414,824       6,264,434
Short-term notes payable to
  affiliates                                      19,700         19,700         104,500         104,500
Interest rate swaps                                   28         (3,650)           (212)         (2,789)
Forwards                                           1,818          1,818             (71)            (71)


3. Investments

Statutory-basis financial information of the Company's wholly-owned insurance subsidiary, Veterans Life Insurance Company, is summarized as follows:

                                                          December 31
                                                     2000              1999
                                                 ------------------------------
Summary statutory-basis balance sheets
Cash and invested assets                           $762,748          $715,766
Other assets                                         39,201            38,247
                                                 ------------------------------
Total admitted assets                              $801,949          $754,013
                                                 ==============================

Insurance reserves                                 $197,542          $192,021
Other liabilities                                    40,304            46,917
Capital and surplus                                 564,103           515,075
                                                 ------------------------------
Total liabilities and capital and surplus          $801,949          $754,013
                                                 ==============================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

3. Investments (continued)

                                                 Year ended December 31
                                          2000           1999            1998
                                      ------------------------------------------
Summary statutory-basis statements
   of income
Revenues                                $148,023       $145,549       $152,851
Expenses and taxes                       106,393        102,850        113,042
                                      ------------------------------------------
Net income                              $ 41,630       $ 42,699       $ 39,809
                                      ==========================================

In addition, the Company owns 100% of Coverna Direct Insurance Services, Inc. at December 31, 2000. The related cost of this subsidiary was $100.

The carrying amounts and estimated fair values of investments in debt securities were as follows:


                                                                                Gross          Gross        Estimated
                                                                Carrying      Unrealized     Unrealized        Fair
                                                                 Amount         Gains          Losses         Value
                                                             -----------------------------------------------------------
December 31, 2000
Bonds:
  United States Government and agencies                        $  108,176     $    2,219     $    2,534     $  107,861
  State, municipal and other government                            42,425          1,847          4,378         39,894
  Public utilities                                                200,827          3,092          7,378        196,541
  Industrial and miscellaneous                                  1,889,938         42,160        144,622      1,787,476
  Mortgage and other asset-backed securities
                                                                1,111,717          4,892         10,577      1,106,032
                                                             -----------------------------------------------------------
                                                                3,353,083         54,210        169,489      3,237,804
Preferred stocks                                                   99,754          8,468         22,367         85,855
                                                             -----------------------------------------------------------
                                                               $3,452,837     $   62,678     $  191,856     $3,323,659
                                                             ===========================================================
December 31, 1999
Bonds:
  United States Government and agencies                        $  166,209     $      481     $   10,690     $  156,000
  State, municipal and other government                            53,453            624            985         53,092
  Public utilities                                                202,180            820         12,594        190,406
  Industrial and miscellaneous                                  1,950,758         23,903        114,196      1,860,465
  Mortgage and other asset-backed securities
                                                                  846,893         10,679         30,533        827,039
                                                             -----------------------------------------------------------
                                                                3,219,493         36,507        168,998      3,087,002
Preferred stocks                                                  160,990         19,387         21,641        158,736
                                                             -----------------------------------------------------------
                                                               $3,380,483     $   55,894     $  190,639     $3,245,738
                                                             ===========================================================


                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




3. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                      Carrying       Estimated
                                                       Amount       Fair Value
                                                   -----------------------------

Due in one year or less                              $   18,607     $   18,597
Due after one year through five years                   450,441        426,294
Due after five years through ten years                  302,911        284,594
Due after ten years through fifteen years               309,590        312,502
Due after fifteen years through twenty years            233,784        218,797
Due after twenty years                                  926,033        870,988
                                                   -----------------------------
                                                      2,246,366      2,131,772
Mortgage and other asset-backed securities            1,111,717      1,106,032
                                                   -----------------------------
                                                     $3,353,083     $3,237,804
                                                   =============================

A detail of net investment income is presented below:

                                                  Year ended December 31
                                             2000         1999         1998
                                         --------------------------------------

Interest on bonds and preferred stocks     $ 254,807   $ 291,841    $ 337,793
Dividends on equity investments                1,063        (120)       3,824
Interest on mortgage loans                   144,529     151,329      161,897
Rental income on real estate                   1,114         128          327
Interest on policy loans                       7,587       7,508        4,645
Other investment income                       17,651      24,274       28,830
                                         --------------------------------------
Gross investment income                      426,751     474,960      537,316

Less investment expenses                      20,338      23,896       25,214
                                         --------------------------------------
Net investment income                      $ 406,413   $ 451,064    $ 512,102
                                         ======================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




3. Investments (continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                             Year ended December 31
                                       2000           1999           1998
                                  --------------------------------------------

Proceeds                            $1,788,570     $2,402,706     $2,370,321
                                  ============================================

Gross realized gains                $   62,925     $   87,770     $   67,577
Gross realized losses                  (64,750)       (60,911)       (22,015)
                                  --------------------------------------------
Net realized gains (losses)         $   (1,825)    $   26,859     $   45,562
                                  ============================================

At December 31, 2000, investments with an aggregate carrying amount of $3,916 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:


                                                                    Realized
                                                    ----------------------------------------
                                                              Year ended December 31
                                                         2000         1999          1998
                                                    ----------------------------------------
Debt securities                                       $ (1,825)     $ 26,859      $ 45,562
Short-term investments                                       -           (58)          127
Equity securities                                        4,371       (35,221)        6,098
Mortgage loans on real estate                           (1,693)        2,352         6,921
Real estate                                                (20)         (301)         (243)
Other invested assets                                    2,796        26,414        16,592
                                                    ----------------------------------------
                                                         3,629        20,045        75,057

Federal income tax effect                              (10,956)      (13,170)      (17,257)
Transfer from (to) interest maintenance reserve          1,599        (2,645)      (30,179)
                                                    ----------------------------------------
Net realized gains (losses)                           $ (5,728)     $  4,230      $ 27,621
                                                    ========================================


                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




3. Investments (continued)

                                             Change in Unrealized
                              --------------------------------------------------
                                            Year ended December 31
                                  2000                1999              1998
                              --------------------------------------------------

Bonds                           $ (8,769)          $(15,291)          $    (78)
Preferred stocks                 (27,883)            (5,657)           (10,690)
Common stocks                     93,229             71,870                760
Mortgage loans                    (4,575)            (6,724)            (5,553)
Other invested assets              1,234                (79)               (23)
                              --------------------------------------------------
Change in unrealized            $ 53,236           $ 44,119           $(15,584)
                              ==================================================

Gross unrealized gains and gross unrealized losses on common stocks were as follows:

                                                    December 31
                                             2000                   1999
                                        ------------------------------------

Unrealized gains                          $ 451,546              $ 356,813
Unrealized losses                           (35,185)               (33,681)
                                        ------------------------------------
Net unrealized gains                      $ 416,361              $ 323,132
                                        ====================================

During 2000, the Company issued mortgage loans with interest rates ranging from 8.94% to 9.42%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 58%. Mortgage loans with a carrying value of $821 were non-income producing for the previous twelve months. Accrued interest of $115 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




3. Investments (continued)

During 2000 and 1999, mortgage loans of $1,260 and $7,567, respectively, were foreclosed and transferred to real estate. At December 31, 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $27,051 and $26,509, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

      Geographic Distribution                 Property Type Distribution
------------------------------------    -------------------------------------
                      December 31                              December 31
                     2000     1999                            2000     1999
                   -----------------                        -----------------

Pacific               26%      26%      Office                 25%      26%
South Atlantic        17       18       Residential            20       24
Middle Atlantic       20       18       Apartment              17       16
E. North Central      18       17       Retail                 17       16
W. South Central       5        6       Agricultural           10        9
Mountain               3        3       Industrial              7        7
W. North Central       4        4       Hotel/Motel             2        2
E. South Central       4        5       Other                   2        -
New England            3        3

At December 31, 2000, the Company had two investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

              Security Name                                Carrying Value
--------------------------------------------------------------------------------

Amortizing Residential Collateral Trust                       $187,387
Salomon Bros. Mortgage Securities                               81,587

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include interest rate exchange agreements (swaps), options, forward contracts and futures contracts, and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




3. Investments (continued)

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 2000 and 1999, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                           Notional Amount
                                                        2000            1999
                                                   -----------------------------
Derivative securities:
  Interest rate swaps:
    Receive fixed - pay floating                     $  462,719       $405,100
    Receive floating - pay floating                     779,000        574,282
    Receive floating - pay fixed                        203,159        174,345
  Forward contracts                                   2,900,000        334,200

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company's cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $(9,917), $9,713 and $10,385 for the years ended December 31, 2000, 1999 and 1998, respectively.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




3. Investments (continued)

Open futures contracts at December 31, 2000 and 1999 were as follows:

                                                  Opening          Year-End
    Number of                Contract              Market           Market
    Contracts                  Type                Value            Value
--------------------------------------------------------------------------------

December 31, 2000:

                             S&P 500
       139              March 2001 Futures        $47,465          $46,391

December 31, 1999:

                             S&P 500
       196              March 2000 Futures        $69,832          $72,726

The Company's use of futures contracts may expose the Company to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Company's hedging strategy to be unsuccessful and result in losses.


4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                         Year ended December 31
                                   2000           1999           1998
                               -------------------------------------------

Direct premiums                 $1,664,780     $1,559,509     $1,618,574
Reinsurance assumed                362,664        119,418        274,237
Reinsurance ceded                  (20,223)       (16,453)        (9,706)
                               -------------------------------------------
Net premiums earned             $2,007,221     $1,662,474     $1,883,105
                               ===========================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




4. Reinsurance (continued)

The reinsurance assumed reflected in the table above includes premiums assumed from related parties of $284,702, $40,414 and $197,997 for the years ended December 31, 2000, 1999 and 1998, respectively. The related aggregate reserves for policies and contracts are $2,206,975 and $2,164,498 at December 31, 2000 and 1999, respectively.

The Company received reinsurance recoveries in the amount of $11,960, $14,100 and $3,102 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $7,262 and $1,007, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $11,106 and $22,003, respectively.


5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                   Year ended December 31
                                                 2000       1999       1998
                                             -----------------------------------
Computed tax (benefit) at federal statutory
  rate (35%)                                   $ 36,193   $ 42,730   $ 46,371
Deferred acquisition cost                          (795)     1,065      3,916
Tax reserve valuation                              (282)    (2,449)    (1,755)
Excess tax depreciation                            (124)      (196)       888
Amortization of IMR                              (2,483)    (2,896)    (2,466)
Dividend received deduction                      (1,054)      (786)      (547)
Prior year under (over) accrual                  (3,235)     5,019    (10,723)
Low-income housing credits                      (10,899)   (10,233)    (7,467)
Other, net                                       (5,457)     5,023      4,743
                                             -----------------------------------
Federal income tax expense                     $ 11,864   $ 37,277   $ 32,960
                                             ===================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




5. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains on investments due to differences in book and tax asset bases at the time certain investments are sold.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($17,425 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $6,099.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. An examination is underway for years 1993 through 1997.


6. Policy and Contract Attributes

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 11% of ordinary life insurance in force at December 31, 2000 and 1999.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




6. Policy and Contract Attributes (continued)

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:


                                                                   December 31
                                                           2000                    1999
                                               ------------------------- -------------------------
                                                                Percent                   Percent
                                                    Amount      of Total     Amount       of Total
                                               ------------------------- -------------------------
Subject to discretionary withdrawal with
  market value adjustment                        $ 1,423,426      12%     $ 1,177,190        10%
Subject to discretionary withdrawal at
  book value less surrender charge                    72,292       1           74,069         1
Subject to discretionary withdrawal at
  market value                                     6,259,441      55        6,287,475        57
Subject to discretionary withdrawal at
  book value (minimal or no charges or
  adjustments)                                     1,142,395      10        1,391,793        13
Not subject to discretionary withdrawal
  provision                                        2,495,064      22        2,127,949        19
                                               ------------------------- -------------------------
                                                  11,392,618     100%      11,058,476       100%
Less reinsurance ceded                                     -                    9,791
                                               ---------------           --------------
Total policy reserves on annuities and
  deposit fund liabilities                       $11,392,618              $11,048,685
                                               ===============           ==============


Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




6. Policy and Contract Attributes (continued)


                                                    Gross         Loading         Net
                                                ------------------------------------------
December 31, 2000
Life and annuity:
  Ordinary direct first year business             $  2,648       $  1,614      $  1,034
  Ordinary direct renewal business                  18,871          5,752        13,119
  Group life direct business                        35,103          9,998        25,105
  Reinsurance ceded                                   (216)             -          (216)
                                                ------------------------------------------
Total life and annuity                              56,406         17,364        39,042

Accident and health:
  Direct                                               858              -           858
  Reinsurance assumed                                  830              -           830
  Reinsurance ceded                                    (99)             -           (99)
                                                ------------------------------------------
Total accident and health                            1,589              -         1,589
                                                ------------------------------------------
                                                  $ 57,995       $ 17,364      $ 40,631
                                                ==========================================

December 31, 1999
Life and annuity:
  Ordinary direct first year business             $  2,245       $  1,525      $    720
  Ordinary direct renewal business                  19,812          5,939        13,873
  Group life direct business                        36,054          9,824        26,230
  Reinsurance ceded                                   (301)             -          (301)
                                                ------------------------------------------
Total life and annuity                              57,810         17,288        40,522

Accident and health:
  Direct                                             2,727              -         2,727
  Reinsurance assumed                                2,418              -         2,418
  Reinsurance ceded                                   (114)             -          (114)
                                                ------------------------------------------
Total accident and health                            5,031              -         5,031
                                                ------------------------------------------
                                                  $ 62,841       $ 17,288      $ 45,553
                                                ==========================================


At December 31, 2000 and 1999, the Company had insurance in force aggregating $42,245 and $60,234, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Department. The Company established policy reserves of $596 and $415 to cover these deficiencies at December 31, 2000 and 1999, respectively.

Separate accounts held by the Company represent funds held for individual policyholders. The assets in the separate accounts, carried at estimated fair value, consist of common stocks (including mutual funds), mortgage loans, long-term bonds and cash.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




6. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:


                                                                     Nonindexed
                                                     Guaranteed      Guaranteed
                                                      Indexed       Less Than 4%   Nonguaranteed       Total
                                                   --------------------------------------------------------------
Premiums, deposits and other
  considerations for the year ended
  December 31, 2000                                  $  425,000      $      180      $  692,216      $1,117,396
                                                   ==============================================================

Reserves for separate accounts as of
  December 31, 2000                                  $  448,397      $  115,855      $6,279,543      $6,843,795
                                                   ==============================================================

Reserves by withdrawal characteristics
  as of December 31, 2000:
  With market value adjustment                       $  166,695      $  115,855  $            -      $  282,550
  At market value                                             -               -       6,279,543       6,279,543
  Not subject to discretionary withdrawal
                                                        281,702               -               -         281,702
                                                   --------------------------------------------------------------
Total                                                $  448,397      $  115,855      $6,279,543      $6,843,795
                                                   ==============================================================

Premiums, deposits and other
  considerations for the year ended
  December 31, 1999                                  $   51,684      $      193      $1,214,731      $1,266,608
                                                   ==============================================================

Reserves for separate accounts as of
  December 31, 1999                                  $   59,254      $  127,349      $6,311,851      $6,498,454
                                                   ==============================================================

Reserves by withdrawal characteristics
  as of December 31, 1999:
  With market value adjustment                       $   59,254      $  127,349      $  382,840      $  569,443
  At market value                                             -               -       5,929,011       5,929,011
                                                   --------------------------------------------------------------
Total                                                $   59,254      $  127,349      $6,311,851      $6,498,454
                                                   ==============================================================

Premiums, deposits and other
  considerations for the year ended
  December 31, 1998                                  $        -      $      189      $  858,562      $  858,751
                                                   ==============================================================


                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




6. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company's separate accounts is presented below:


                                                                         Year ended December 31
                                                                    2000          1999            1998
                                                              ----------------------------------------------
Transfers as reported in the Summary of
  Operations of the Company's separate
  accounts annual statement:
  Transfers to separate accounts                                $ 1,117,396    $ 1,266,608    $   858,751
  Transfers from separate accounts                                 (513,348)      (384,653)      (218,416)
                                                              ----------------------------------------------
Net transfers to separate accounts                                  604,048        881,955        640,335
Reconciling adjustments:
  Other transfers to modified separate account                        7,427          7,732         12,287
                                                              ----------------------------------------------
                                                                      7,427          7,732         12,287
                                                              ----------------------------------------------
Transfers as reported in the Summary of Operations of
  the Company's Life,
  Accident & Health Annual Statement                            $   611,475    $   889,687    $   652,622
                                                              ==============================================


7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of
(1) 10 percent of the Company's statutory capital and surplus as of the preceding December 31, or (2) the Company's statutory net income before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without prior regulatory approval, is $91,545.

The Company paid dividends to its stockholders of $120,000, $160,000 and $160,000 in 2000, 1999 and 1998, respectively.


8. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $34,205, $38,750 and $1,390, respectively, for these services, which approximates their costs to the affiliates.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




8. Related Party Transactions (continued)

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 6.37% at December 31, 2000. During 2000 and 1999, the Company received net interest of $2,016 and $3,123, respectively, from affiliates.

At December 31, 2000 and 1999, the Company had short-term notes receivable from affiliates of $184,500 and short-term notes payable to affiliates of $204,200. At December 31, 1999, this consists entirely of short-term notes payable to affiliates. Interest on these notes accrues at rates ranging from 6.48% to 6.52% at December 31, 2000 and 5.30% to 5.90% at December 31, 1999.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8-1/2 percent per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value commencing December 18, 2000.


9. Commitments and Contingencies

The Company may lend portfolio securities to approved brokers and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the Company could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2000, the value of securities loaned amounted to $83,376.

During 2000, the Company incurred a loss of $30,469 related to the unsuccessful development of an agency and marketing organization. In 1999, the Company incurred a loss of $15,083 due to its inability to recover claims paid on a failed reinsurance contract. Both of these items are included in other expenses in the statement of operations. The Company does not expect any future funding commitments for either of these events.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)




9. Commitments and Contingencies (continued)

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $14,237 and $13,770 and an offsetting premium tax benefit of $3,516 and $4,884 at December 31, 2000 and 1999, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.

                     Peoples Benefit Life Insurance Company

                       Summary of Investments - Other Than
                         Investments in Related Parties
                             (Dollars in thousands)

                                December 31, 2000



SCHEDULE I


                                                                                           Amount at Which
                                                                              Market        Shown in the
                Type of Investment                          Cost (1)          Value         Balance Sheet
---------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
   United States Government and government
     agencies and authorities                              $  108,176       $  107,861       $  108,176
   States, municipalities and political
     subdivisions                                              75,008           72,686           75,008
   Foreign governments                                         33,509           33,670           33,509
   Public utilities                                           200,827          196,541          200,827
   All other corporate bonds                                2,935,563        2,827,046        2,935,563
Preferred stock                                                99,754           85,855           99,754
                                                         ------------------------------------------------
Total fixed maturities                                      3,452,837        3,323,659        3,452,837

Equity securities
Common stocks:
   Public utilities                                             4,583            5,188            5,188
   Banks, trust and insurance                                  14,456           17,596           17,596
   Industrial, miscellaneous and all other                     17,983           69,202           69,202
                                                         ------------------------------------------------
Total equity securities                                        37,022           91,986           91,986

Mortgage loans on real estate                               1,696,380                         1,696,380
Real estate acquired in satisfaction of debt
                                                                7,029                             7,029
Policy loans                                                  165,450                           165,450
Other long-term investments                                   258,898                           258,898
Cash and short-term investments                               151,922                           151,922
                                                         --------------                    --------------
Total investments                                          $5,769,538                        $6,388,605
                                                         ==============                    ==============


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                     Peoples Benefit Life Insurance Company

                       Supplementary Insurance Information
                             (Dollars in thousands)



SCHEDULE III

                                    Future Policy                    Policy and
                                     Benefits and     Unearned        Contract
                                       Expenses       Premiums      Liabilities
                                    --------------------------------------------
Year ended December 31, 2000
Individual life                       $  419,535    $         -     $    9,117
Individual health                         13,834          4,566          8,689
Group life and health                    765,876         14,844         36,675
Annuity                                2,491,651              -              -
                                    --------------------------------------------
                                      $3,690,896     $   19,410     $   54,481
                                    ============================================

Year ended December 31, 1999
Individual life                       $  361,443    $         -     $   10,596
Individual health                         14,433          4,748          9,306
Group life and health                    784,352         13,889         41,208
Annuity                                2,840,176              -              -
                                    --------------------------------------------
                                      $4,000,404     $   18,637     $   61,110
                                    ============================================

Year ended December 31, 1998
Individual life                       $  358,943    $         -     $      972
Individual health                         16,292          4,963              7
Group life and health                    807,174         14,472         59,022
Annuity                                3,126,053              -              -
                                    --------------------------------------------
                                      $4,308,462     $   19,435     $   60,001
                                    ============================================

                     Net         Benefits, Claims        Other
    Premium      Investment         Losses and         Operating      Premiums
    Revenue       Income*      Settlement Expenses     Expenses*      Written
--------------------------------------------------------------------------------

  $    78,226    $   26,088         $   80,169        $   10,732
       27,129         1,947             14,606            10,845     $   26,966
      197,922        58,068            136,277            57,341        110,341
    1,703,944       320,310          1,355,637           686,167
------------------------------------------------------------------
  $ 2,007,221    $  406,413         $1,586,889        $  765,085
==================================================================


  $    78,742    $   26,604         $  125,404        $   26,824
       27,394         1,609             14,863            16,517     $   26,830
      198,049        60,431            154,795            54,801        102,430
    1,858,289       362,220            691,614           947,866
------------------------------------------------------------------
  $ 1,662,474    $  451,064         $  986,676        $1,046,008
==================================================================


  $    61,912    $   27,540         $  111,477        $    7,512
       27,795         1,686             15,940            10,096     $   27,394
      209,225        63,847            177,214            53,010        105,970
    1,584,173       419,029          1,197,342           711,542
------------------------------------------------------------------
  $ 1,883,105    $  512,102         $1,501,973        $  782,160
==================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                     Peoples Benefit Life Insurance Company

                                   Reinsurance
                             (Dollars in thousands)



SCHEDULE IV


                                                                      Assumed                      Percentage
                                                      Ceded to         From                        of Amount
                                           Gross        Other          Other           Net          Assumed
                                          Amount      Companies      Companies       Amount         to Net
                                      ----------------------------------------------------------------------
Year ended December 31, 2000
Life insurance in force                 $3,472,882     $181,294     $5,868,273    $ 9,159,862        64.1%
                                      ======================================================================

Premiums:
   Individual life                      $   65,083     $    485     $   13,628    $    78,226        17.4%
   Individual health                        23,394          623          4,358         27,129        16.1
   Group life and health                   113,389       19,115        103,648        197,922        52.4
   Annuity                               1,462,914            -        241,030      1,703,944        14.1
                                      ----------------------------------------------------------------------
                                        $1,664,780     $ 20,223     $  362,664    $ 2,007,221        18.1%
                                      ======================================================================

Year ended December 31, 1999
Life insurance in force                 $3,692,116     $175,355     $5,977,197    $ 9,493,958        63.0%
                                      ======================================================================

Premiums:
   Individual life                      $   63,879     $  1,172     $   16,035    $    78,742        20.4%
   Individual health                        24,308          656          3,742         27,394        13.7
   Group life and health                   114,108       14,501         98,442        198,049        49.7
   Annuity                               1,357,214          124          1,199      1,358,289         0.1
                                      ----------------------------------------------------------------------
                                        $1,559,509     $ 16,453     $  119,418    $ 1,662,474         7.2%
                                      ======================================================================

Year ended December 31, 1998
Life insurance in force                 $3,998,620     $149,510     $6,470,764    $10,319,874        62.7%
                                      ======================================================================

Premiums:
   Individual life                      $   47,581     $    390     $   14,721    $    61,912        23.8%
   Individual health                        25,792          604          2,607         27,795         9.4
   Group life and health                   119,134        8,701         98,792        209,225        47.2
   Annuity                               1,426,067           11        158,117      1,584,173        10.0
                                      ----------------------------------------------------------------------
                                        $1,618,574     $  9,706     $  274,237    $ 1,883,105        14.6%
                                      ======================================================================


                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)      Financial Statements.

         Part A.  None

         Part B. Financial Statements of Subaccounts of Peoples Benefit Life Insurance Company Separate Account V (formerly Providian Life and Health Insurance Company Separate Account V) which are available for investment by Advisor's Edge Contract Owners and Advisor's Edge Select Contract Owners as of December 31, 2000 and for each of the two years in the period ended December 31, 2000.

         Statutory-basis financial statements of Peoples Benefit Life Insurance Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 with Report of Independent Auditors.

         Part C.  None

(b)      Exhibits.

         (1) Resolution of the Board of Directors of National Home Life Assurance Company ("National Home") authorizing establishment of the Separate Account./2/
         (2)      Not Applicable.
         (3)      Distribution Agreement.
                  (a)      Form of Selling Agreement./3/
         (4)      (a)      Form of variable annuity contract (A Unit)./4/
                  (b)      Form of variable annuity contract (B Unit)./4/
                  (c)      Form of variable annuity contract (Advisor's Edge
                           Select)/11/
                  (d)      Form of variable annuity policy (Advisor's Edge)/16/
                  (e)      Form of variable annuity policy (Advisor's Edge
                           Select)/16/

                  (f) Form of Policy Rider (Guaranteed Maximum Income Benefit) /19/
                  (g)      Form of Policy Rider (Additional Death Benefit) /19/
                  (h)      Form of Policy Rider (Additional Death Benefit-Extra)
                           /19/
                  (i)      Form of Policy Rider (Life with Emergency Cash) /19/
                  (j)      Form of Policy Rider (Initial Payment
                           Guarantee)/19/

         (5)      (a)      Form of Application./5/
                  (b)      403(b) Rider./3/
                  (c)      Individual Retirement Annuity Rider./3/
                  (d)      Advisor's Edge and Advisor's Edge Select are appless
                           products
         (6)      (a)      Amended and Restated Articles of Incorporation of
                           Providian Life and Health Insurance Company./8/
         (7)      Not Applicable.
         (8)      (a)      Form of Participation Agreement for the Funds./4/
                  (b)      Participation Agreement Among DFA Investment
                           Dimensions Group, Inc., Dimensional Fund Advisors,
                           Inc., DFA Securities Inc. and National Home Life
                           Assurance Company dated as of June 29, 1994./6/
                  (c)      Participation Agreement Among Insurance Management
                           Series, Federated Advisors, Federated Securities
                           Corp. and National Home Life Assurance Company dated as of May 17, 1994./6/
                  (d)      Participation Agreement Among Insurance Investment
                           Products Trust, SEI Financial Services Company and
                           National Home Life Assurance Company dated as of
                           January 1, 1995./7/
                  (e)      Participation Agreement Among Wanger Advisors Trust
                           and National Home Life Assurance Company dated as of
                           May 19, 1995./7/
                  (f)      Participation Agreement Among Tomorrow Funds
                           Retirement Trust, Weiss, Peck & Greer, L.L.C. and
                           Providian Life and Health Insurance Company dated as of September 11, 1995./7/
                  (g)      Participation Agreement among Montgomery Funds III,
                           Montgomery Asset Management, L.P., and Providian Life and Health Insurance Company dated as of January 31,
                           1996./8/

                  (h) Participation Agreement Among Strong Variable Insurance Funds, Inc.; Strong Capital Management, Inc.; Strong Funds Distributors, Inc. and Providian Life and Health Insurance Company dated March 31, 1997./9/
                  (i) Participation Agreement Among Warburg Pincus Trust; Warburg Pincus Counsellors, Inc.; Counsellors Securities Inc. and Providian Life and Health Insurance Company dated March 31, 1997./9/
                  (j) Amendment No. 1 dated December 16, 1996 to Participation Agreement Among Wanger Advisors Trust and Providian Life and Health Insurance Company dated May 19, 1995./9/
                  (k) Participation Agreement Among SteinRoe Variable Investment Trust, SteinRoe & Farnham Incorporated and Providian Life and Health Insurance Company dated March 31, 1997./9/
                  (l) Participation Agreement Among Providian Life and Health Insurance Company, Providian Series Trust, and Providian Investment Advisors, Inc. dated March 25, 1997./9/
                  (m) Participation Agreement Among Endeavor Series Trust, Endeavor Management Co. and PFL Life Insurance Company dated February 28, 1991, as amended./10/
                  (n) Participation Agreement Among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company./12/

                  (n)(1) Amendment No. 9 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, and AUSA Life Insurance Company, Inc./16/
                  (o) Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated as of May 1, 2000./13/

                  (o)(1) Form of Amendment to Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated August 2, 2000./16/
                  (p) Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated April 15, 1997./14/

                  (p)(1) Amendment to Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated July 28, 2000./17/

                  (q) Participation Agreement Among Transamerica Variable Insurance Fund, Inc., Transamerica Occidental Life Insurance Company and PFL Life Insurance Company dated November 1, 1999./15/

                  (q)(1) Amendment to Participation Agreement between Transamerica Variable Insurance Fund, Inc., Transamerica Investment Management, LLC, and PFL Life Insurance Company dated July 28, 2000./17/

                  (r) Form of Participation Agreement between Seligman Portfolios, Inc. and Peoples Benefit Life Insurance Company/16/

         (9)      (a)      Opinion and Consent of Counsel./18/

         (10)     Consent of Independent Auditors./18/

         (11)     No Financial Statements are omitted from Item 23.
         (12)     Not Applicable.
         (13)     Performance Computation./9/

         (14)     Powers of Attorney./16/


------------------------------------
/1/      Filed Herewith.
/2/ Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/3/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/4/ Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-72838, filed on December 10, 1993.
/5/ Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-79502, filed on May 27, 1994.

/6/ Incorporated by reference from the Post-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed April 28, 1995.
/7/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed on November 20, 1995.
/8/ Incorporated by reference from Post-Effective Amendment No. 4 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1996.
/9/ Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1997.
/10/ Incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1998.
/11/ Incorporated by reference from Post-Effective Amendment No. 9 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed June 3, 1998.
/12/ Incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 29, 1998.
/13/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, file April 28, 2000.
/14/ Incorporated by reference from Initial Registration Statement on Form N-4 of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 30, 1997.
/15/ Incorporated by reference from Post-Effective Amendment No. 2 of PFL Endeavor VA Separate Account, File No. 33-56908, filed April 27, 2000.
/16/ Incorporated by reference from Post-Effective Amendment No. 12 of Peoples Benefit Life Insurance Company Separate Account V, File
         No. 33-80958, filed September 5, 2000.
/17/ Incorporated by reference from Post-Effective Amendment No. 14 of Peoples Benefit Life Insurance Company Separate Account V, File
         No. 33-80958, filed December 1, 2000.

/18/ Incorporated by reference from Post-Effective Amendment No. 15 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed May 1, 2001.
/19/     To be filed by amendment.

Item 25.  Directors and Officers of Depositor



Positions and Offices with Depositor                        Name and Principal Business
------------------------------------                        ---------------------------
Address*
--------
Treasurer, (Chief Accounting Officer)                       Martha A. McConnell
Vice President, Director                                    Brian A. Smith
Vice President, Director                                    Brenda K. Clancy
President, Director                                         Marilyn Carp
Assistant Vice President, Director                          Kathleen M. Modzelewski
Executive Vice President, Director                          Larry N. Norman
Secretary, Director                                         Craig D. Vermie
Vice President, Director                                    Diane Meiners


*The business address of each director and officer of Peoples Benefit Life Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355; 400 West Market Street, Louisville, Kentucky 40202 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

 The Depositor, Peoples Benefit Life Insurance Company ("Peoples Benefit") is indirectly wholly owned by AEGON USA, Inc. The Registrant is a segregated asset account of Peoples Benefit.

 The following chart indicates the persons controlled by or under common control with Peoples Benefit.


                                         Jurisdiction of       Percent of Voting
Name                                     Incorporation         Securities Owned                    Business
----                                     -------------         ----------------                    --------
AEGON N.V.                               Netherlands           51.16% of Vereniging                Holding company
                                                               AEGON Netherlands
                                                               Membership Association

Groninger Financieringen B.V.            Netherlands           100% AEGON N.V.                     Holding company

AEGON Netherland N.V.                    Netherlands           100% AEGON N.V.                     Holding company

AEGON Nevak Holding B.V.                 Netherlands           100% AEGON N.V.                     Holding company

AEGON International N.V.                 Netherlands           100% AEGON N.V.                     Holding company

Voting Trust Trustees:                   Delaware                                                  Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation           Delaware              100% Voting Trust                   Holding company

Short Hills Management Company           New Jersey            100% AEGON U.S.                     Holding company
                                                               Holding Corporation

COPRA Reinsurance Company                New York              100% AEGON U.S.                     Holding company
                                                               Holding Corporation

AEGON Management Company                 Indiana               100% AEGON U.S.                     Holding company
                                                               Holding Corporation

AEGON USA, Inc.                          Iowa                  100% AEGON U.S.                     Holding company


RCC North America Inc.                   Delaware              100% AEGON U.S.                     Real estate

Transamerica Holding Company             Delaware              100% AEGON USA, Inc.                Holding company

AEGON Funding Corp.                      Delaware              100% Transamerica                   Issue debt
                                                               Holding Corporation                 securities-net proceeds
                                                                                                   used to make loans to
                                                                                                   affiliates

First AUSA Life Insurance Company        Maryland              100% Transamerica                   Insurance holding company
                                                               Holding Company

AUSA Life Insurance                      New York              82.33% First AUSA Life              Insurance
Company, Inc.                                                  Insurance Company
                                                               17.67% Veterans Life
                                                               Insurance Company

Life Investors Insurance                 Iowa                  100% First AUSA Life Ins. Co.       Insurance
Company of America


                                         Jurisdiction of       Percent of Voting
Name                                     Incorporation         Securities Owned                    Business
----                                     -------------         ----------------                    --------
Life Investors Alliance, LLC             Delaware              100% LIICA                          Purchase, own, and hold
                                                                                                   the equity interest of
                                                                                                   other entities

Great American Insurance                 Iowa                  100 % LIICA                         Marketing
Agency, Inc.

Bankers United Life                      Iowa                  100% Life Investors Insurance       Insurance
Assurance Company                                              Company of America

Transamerica Life Insurance Company      Iowa                  100% First AUSA Life Ins. Co.       Insurance

AEGON Financial Services                 Minnesota             100% PFL Life Insurance Co.         Marketing
Group, Inc.

AEGON Assignment Corporation             Kentucky              100% AEGON Financial Services       Administrator of
of Kentucky                                                    Group, Inc.                         structured settlements

AEGON Assignment Corporation             Illinois              100% AEGON Financial Services       Administrator of
                                                               Group, Inc.                         structured settlements

Southwest Equity Life Ins. Co.           Arizona               100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.         Arizona               100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Western Reserve Life Assurance Co. of    Ohio                  100% First AUSA Life Ins. Co.       Insurance
Ohio

WRL Series Fund, Inc.                    Maryland              Various                             Mutual fund

WRL Investment Services, Inc.            Florida               100% Western Reserve Life           Provides administration
                                                               Assurance Co. of Ohio               for affiliated mutual
                                                                                                   fund

WRL Investment                           Florida               100% Western Reserve Life           Registered Investment
Management, Inc.                                               Assurance Co. of Ohio               advisor

ISI Insurance Agency, Inc.               California            100% Western Reserve Life           Insurance agency
and Subsidiaries                                               Assurance Co. of Ohio

ISI Insurance Agency                     Alabama               100% ISI Insurance Agency, Inc.     Insurance agency
of Alabama, Inc.

ISI Insurance Agency                     Ohio                  100% ISI Insurance Agency, Inc.     Insurance agency
of Ohio, Inc.

ISI Insurance Agency                     Massachusetts         100% ISI Insurance Agency, Inc.     Insurance agency
of Massachusetts, Inc.

ISI Insurance Agency                     Texas                 100% ISI Insurance Agency, Inc.     Insurance agency
of Texas, Inc.


                                         Jurisdiction of      Percent of Voting
Name                                     Incorporation        Securities Owned                     Business
----                                     -------------        ----------------                     --------
ISI Insurance Agency                     Hawaii               100% ISI Insurance                   Insurance agency
of Hawaii, Inc.                                               Agency, Inc.

ISI Insurance Agency                     New Mexico           100% ISI Insurance                   Insurance agency
of New Mexico, Inc.                                           Agency, Inc.

AEGON Equity Group, Inc.                 Florida              100% Western Reserve Life            Insurance agency
                                                              Assurance Co. of Ohio

Monumental General Casualty Co.          Maryland             100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.          Maryland             100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.          Arizona              100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation               Maryland             100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                      Iowa                 100% First AUSA Life Ins. Co.        Holding company

Monumental General Life                  Puerto Rico          51% First AUSA Life                  Insurance
Insurance Company of                                          Insurance Company
Puerto Rico                                                   49% Baldrich & Associates
                                                              of Puerto Rico

AUSA Holding Company                     Maryland             100% AEGON USA, Inc.                 Holding company

Monumental General Insurance Group,      Maryland             100% AUSA Holding Co.                Holding company
Inc.

Trip Mate Insurance Agency, Inc.         Kansas               100% Monumental General              Sale/admin. of travel
                                                              Insurance Group, Inc.                insurance

Monumental General                       Maryland             100% Monumental General              Provides management
Administrators, Inc.                                          Insurance Group, Inc.                srvcs. to unaffiliated
                                                                                                   third party administrator

National Association Management and      Maryland             100% Monumental General              Provides actuarial
Consultant Services, Inc.                                     Administrators, Inc.                 consulting services

Monumental General Mass Marketing, Inc.  Maryland             100% Monumental General              Marketing arm for sale
                                                              Insurance Group, Inc.                of mass marketed
                                                                                                   insurance coverage

Transamerica Capital, Inc.               California           100% AUSA Holding Co.                Broker/Dealer

Endeavor Management Company              California           100% AUSA Holding Co.                Investment Management

Universal Benefits Corporation           Iowa                 100% AUSA Holding Co.                Third party administrator


                                         Jurisdiction of      Percent of Voting
Name                                     Incorporation        Securities Owned                     Business
----                                     -------------        ----------------                     --------
Investors Warranty of                    Iowa                 100% AUSA Holding Co.                Provider of automobile
America, Inc.                                                                                      extended maintenance
                                                                                                   contracts

Massachusetts Fidelity Trust Co.         Iowa                 100% AUSA Holding Co.                Trust company

Money Service, Inc.                      Delaware             100% AUSA Holding Co.                Provides financial
                                                                                                   counseling for employees
                                                                                                   and agents of affiliated
                                                                                                   companies

ADB Corporation, L.L.C.                  Delaware             100% Money Services, Inc.            Special purpose limited
                                                                                                   Liability company

ORBA Insurance Services, Inc.            California           26.91% Money Services, Inc.          Insurance agency

Great Companies, L.L.C.                  Iowa                 30% Money Services, Inc.             Markets & sells mutual
                                                                                                   funds & individually
                                                                                                   managed accounts

Roundit, Inc.                            Maryland             50% AUSA Holding Co.                 Financial services

Zahorik Company, Inc.                    California           100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                                Alabama              100% Zahorik Company, Inc.           Insurance agency

Zahorik Texas, Inc.                      Texas                100% Zahorik Company, Inc.           Insurance agency

Long, Miller & Associates, L.L.C.        California           33-1/3% AUSA Holding Co.             Insurance agency

AEGON Asset Management Services, Inc.    Delaware             100% AUSA Holding Co.                Registered investment
                                                                                                   advisor

InterSecurities, Inc.                    Delaware             100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial Group,      Michigan             100% InterSecurities, Inc.           Holding company/
Inc.                                                                                               management services

Associated Mariner Ins. Agency           Massachusetts        100% Associated Mariner              Insurance agency
of Massachusetts, Inc.                                        Agency, Inc.

Associated Mariner Agency                Ohio                 100% Associated Mariner              Insurance agency
Ohio, Inc.                                                    Agency, Inc.

Associated Mariner Agency                Texas                100% Associated Mariner              Insurance agency
Texas, Inc.                                                   Agency, Inc.

PIA 2000-A, L.P.                         Delaware             Intersecurities, Inc. is the         Private placement
                                                              General Partner                      investment limited
                                                                                                   partnership

Idex Investor Services, Inc.             Florida              100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                    Delaware             100% AUSA Holding Co.                Investment advisor


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
IDEX Mutual Funds                        Massachusetts      Various                               Mutual fund

Diversified Investment                   Delaware           100% AUSA Holding Co.                 Registered investment
Advisor, Inc.                                                                                     advisor

Diversified Investors                    Delaware           100% Diversified Investment           Broker-Dealer
Securities Corp.                                            Advisors, Inc.

George Beram & Company, Inc.             Massachusetts      100% Diversified Investment           Employee benefit and
                                                            Advisors, Inc.                        actuarial consulting

AEGON USA Securities, Inc.               Iowa               100% AUSA Holding Co.                 Broker-Dealer
                                                                                                  (De-registered)

Creditor Resources, Inc.                 Michigan           100% AUSA Holding Co.                 Credit insurance

CRC Creditor Resources                   Canada             100% Creditor Resources, Inc.         Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment                     Iowa               100% AUSA Holding Co.                 Investment advisor
Management, Inc.

AEGON USA Realty                         Iowa               100% AUSA Holding Co.                 Provides real estate
Advisors, Inc.                                                                                    administrative and real
                                                                                                  estate investment

AEGON USA Real Estate                    Delaware           100% AEGON USA Realty                 Real estate and mortgage
Services, Inc.                                              Advisors, Inc.                        holding company

QSC Holding, Inc.                        Delaware           100% AEGON USA Realty                 Real estate and financial
                                                            Advisors, Inc.                        software production and
                                                                                                  sales

Landauer Associates, Inc.                Delaware           100% AEGON USA Realty                 Real estate counseling
                                                            Advisors, Inc.

Landauer Realty Associates, Inc.         Texas              100% Landauer Associates, Inc.        Real estate counseling

Realty Information Systems, Inc.         Iowa               100% AEGON USA Realty                 Information Systems for
                                                            Advisors, Inc.                        real estate investment
                                                                                                  management

USP Real Estate Investment Trust         Iowa               12.89% First AUSA Life Ins. Co.       Real estate investment
                                                            13.11% PFL Life Ins. Co.              trust
                                                            4.86% Bankers United Life
                                                            Assurance Co.

RCC Properties Limited                   Iowa               AEGON USA Realty Advisors,            Limited Partnership
Partnership                                                 Inc. is General Partner and 5%
                                                            owner.

Commonwealth General Corporation         Delaware           100% Transamerica Holding             Holding company
("CGC")                                                     Company

AFSG Securities Corporation              Pennsylvania       100% CGC                              Broker-Dealer


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Benefit Plans, Inc.                      Delaware           100% CGC                              TPA for Peoples Security
                                                                                                  Life Insurance Company

AEGON Alliances, Inc.                    Virginia           100% Benefit Plans, Inc.              General agent

Capital 200 Block Corporation            Delaware           100% CGC                              Real estate holdings

Commonwealth General Assignment          Kentucky           100% CGC                              Administrator of
Corporation                                                                                       structured settlements

AEGON Institutional Markets, Inc.        Delaware           100% CGC                              Provider of investment,
                                                                                                  marketing and admin.
                                                                                                  services to ins. cos.

Monumental Agency Group, Inc.            Kentucky           100% CGC                              Provider of services to
                                                                                                  insurance  companies

Ampac Insurance Agency, Inc.             Pennsylvania       100% CGC                              Provider of management
(EIN 23-1720755)                                                                                  support services

Compass Rose Development                 Pennsylvania       100% Ampac Insurance                  Special-purpose subsidiary
Corporation                                                 Agency, Inc.

Financial Planning Services, Inc.        Dist. Columbia     100% Ampac Insurance                  Special-purpose subsidiary
                                                            Agency, Inc.

Frazer Association                       Illinois           100% Ampac Insurance                  TPA license-holder
Consultants, Inc.                                           Agency, Inc.

National Home Life Corporation           Pennsylvania       100% Ampac Insurance                  Special-purpose subsidiary
                                                            Agency, Inc.

Valley Forge Associates, Inc.            Pennsylvania       100% Ampac Insurance                  Furniture & equipment
                                                            Agency, Inc.                          lessor

Veterans Benefit Plans, Inc.             Pennsylvania       100% Ampac Insurance                  Administrator of group
                                                            Agency, Inc.                          insurance programs

Veterans Insurance Services, Inc.        Delaware           100% Ampac Insurance                  Special-purpose subsidiary
                                                            Agency, Inc.

Academy Insurance Group, Inc.            Delaware           100% CGC                              Holding company

Academy Life Insurance Co.               Missouri           100% Academy Insurance                Insurance company
                                                            Group, Inc.

Pension Life Insurance                   New Jersey         100% Academy Life                     Insurance company
Company of America                                          Insurance Company

FED Financial, Inc.                      Delaware           100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Ammest Development Corp. Inc.            Kansas             100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.

Ammest Insurance Agency, Inc.            California         100% Academy Insurance                General agent
                                                            Group, Inc.

Ammest Massachusetts                     Massachusetts      100% Academy Insurance                Special-purpose subsidiary
Insurance Agency, Inc.                                      Group, Inc.

Ammest Realty, Inc.                      Pennsylvania       100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.

Ampac, Inc.                              Texas              100% Academy Insurance                Managing general agent
                                                            Group, Inc.

Ampac Insurance Agency, Inc.             Pennsylvania       100% Academy Insurance                Special-purpose subsidiary
(EIN 23-2364438)                                            Group, Inc.

Force Financial Group, Inc.              Delaware           100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.

Force Financial Services, Inc.           Massachusetts      100% Force Financial Group, Inc.      Special-purpose subsidiary

Military Associates, Inc.                Pennsylvania       100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.

NCOAA Management Company                 Texas              100% Academy Insurance                Special-purpose subsidiary
                                                            Group, Inc.

NCOA Motor Club, Inc.                    Georgia            100% Academy Insurance                Automobile club
                                                            Group, Inc.

Unicom Administrative                    Pennsylvania       100% Academy Insurance                Provider of admin.
Services, Inc.                                              Group, Inc.                           services

Unicom Administrative                    Germany            100% Unicom Administrative            Provider of admin.
Services, GmbH                                              Services, Inc.                        services

Capital General Development              Delaware           100% CGC                              Holding company
Corporation

Monumental Life                          Maryland           73.33% Capital General                Insurance company
Insurance Company                                           Development Company
                                                            26.77% First AUSA Life
                                                            Insurance Company

AEGON Special Markets                    Maryland           100% Monumental Life                  Marketing company
Group, Inc.                                                 Insurance Company

Peoples Benefit Life                     Iowa               3.7% CGC                              Insurance company
Insurance Company                                           20.0% Capital Liberty, L.P.
                                                            76.3% Monumental Life
                                                            Insurance Company


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Veterans Life Insurance Co.              Illinois           100% Peoples Benefit                  Insurance company
                                                            Life Insurance Company

Peoples Benefit Services, Inc.           Pennsylvania       100% Veterans Life                    Special-purpose subsidiary
                                                            Insurance Company

Coverna Direct Insurance                 Maryland           100% Peoples Benefit                  Insurance agency
Services, Inc.                                              Life Insurance Company

Ammest Realty Corporation                Texas              100% Monumental Life                  Special-purpose subsidiary
                                                            Insurance Company

JMH Operating Company, Inc.              Mississippi        100% People's Benefit Life            Real estate holdings
                                                            Insurance Company

Capital Liberty, L.P.                    Delaware           99.0% Monumental Life                 Holding company
                                                            Insurance Company
                                                            1.0% CGC

Transamerica Corporation ("TAC")         Delaware           100% AEGON NV                         Major interest in
                                                                                                  insurance and finance

AEGON Funding Company II                 Delaware           100% TAC                              Commercial paper insurance

Transamerica Pacific Insurance           Hawaii             100% TAC                              Life insurance
Company, Ltd.

TREIC Enterprises, Inc.                  Delaware           100% TFC                              Investments

ARC Reinsurance Corporation              Hawaii             100% Transamerica Corp.               Property & Casualty
                                                                                                  Insurance

Transamerica Management, Inc.            Delaware           100% ARC Reinsurance Corp.            Asset management

Inter-America Corporation                California         100% Transamerica Corp.               Insurance Broker

Pyramid Insurance Company, Ltd.          Hawaii             100% Transamerica Corp.               Property & Casualty
                                                                                                  Insurance

Transamerica Business Tech Corp.         Delaware           100% Transamerica Corp.               Telecommunications and
                                                                                                  data processing

Transamerica CBO I, Inc.                 Delaware           100% Transamerica Corp.               Owns and manages a pool
                                                                                                  of high-yield bonds

Transamerica Corporation (Oregon)        Oregon             100% Transamerica Corp.               Name holding only -
                                                                                                  Inactive

Transamerica Finance Corp.               Delaware           100% Transamerica Corp.               Commercial & Consumer
                                                                                                  Lending & equipment
                                                                                                  leasing

TA Leasing Holding Co., Inc.             Delaware           100% Transamerica Finance Corp.       Holding company


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Trans Ocean Ltd.                         Delaware           100% TA Leasing Holding Co. Inc.      Holding company

Trans Ocean Container Corp.              Delaware           100% Trans Ocean Ltd.                 Intermodal leasing
("TOCC")

SpaceWise Inc.                           Delaware           100% TOCC                             Intermodal leasing

Trans Ocean Container                    Delaware           100% TOL                              Intermodal leasing
Finance Corp.

Trans Ocean Leasing                      Germany            100% TOCC                             Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.             Austria            100% TOCC                             Intermodal leasing

Trans Ocean Management S.A.              Switzerland        100% TOCC                             Intermodal lesing

Trans Ocean Regional                     California         100% TOCC                             Holding company
Corporate Holdings

Trans Ocean Tank Services Corp.          Delaware           100% TOCC                             Intermodal leasing

Transamerica Leasing Inc.                Delaware           100% TA Leasing Holding Co.           Leases & Services
                                                                                                  intermodal equipment

Transamerica Leasing Holdings            Delaware           100% Transamerica Leasing Inc.        Holding company
Inc. ("TLHI")

Greybox Logistics Services Inc.          Delaware           100% TLHI                             Intermodal leasing

Greybox L.L.C. ("G")                     Delaware           100% TLHI                             Intermodal freight
                                                                                                  container interchange
                                                                                                  facilitation service

Transamerica Trailer                     France             100% Greybox L.L.C.                   Leasing
Leasing S.N.C.

Greybox Services Limites                 U.K.               100% TLHI                             Intermodal leasing

Intermodal Equipment, Inc.               Delaware           100% TLHI                             Intermodal leasing

Transamerica Leasing N.V.                Belg.              100% Intermodal Equipment Inc.        Leasing

Transamerica Leasing SRL                 Italy              100% Intermodal Equipment Inc.        Leasing

Transamerica Distribution                Delaware           100% TLHI                             Dormant
Services, Inc.

Transamerica Leasing                     Belg.              100% TLHI                             Leasing
Coordination Center

Transamerica Leasing do                  Braz.              100% TLHI                             Container Leasing
Brasil Ltda.


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Transamerica Leasing GmbH                Germany            100% TLHI                             Leasing

Transamerica Trailer Leasing             Poland             100% TLHI                             Leasing
 Sp. z.o.o

Transamerica Leasing Limited             U.K.               100% TLHI                             Leasing

ICS Terminals (UK) Limited               U.K.               100% Transamerica Leasing Limited     Leasing

Transamerica Leasing Pty. Ltd.           Australia          100% TLHI                             Leasing

Transamerica Leasing (Canada) Inc.       Canada             100% TLHI                             Leasing

Transmerica Leasing (HK) Ltd.            H.K.               100% TLHI                             Leasing

Transamerica Leasing                     S. Africa          100% TLHI                             In Liquidation -
(Proprietary) Limited                                                                             Intermodal leasing

Transamerica Trailer Holdings I Inc.     Delaware           100% TLHI                             Holding company

Transamerica Trailer Holdings II Inc.    Delaware           100% TLHI                             Holding company

Transamerica Trailer Holdings III Inc.   Delaware           100% TLHI                             Holding company

Transamerica Trailer Leasing AB          Swed.              100% TLHI                             Leasing

Transamerica Trailer Leasing AG          Swetzerland        100% TLHI                             Leasing

Transamerica Trailer Leasing A/S         Denmark            100% TLHI                             Leasing

Transamerica Trailer Leasing GmbH        Germany            100% TLHI                             Leasing

Transamerica Trailer Leasing             Belgium            100% TLHI                             Leasing
(Belgium) N.V.

Transamerica Trailer Leasing             Netherlands        100% TLHI                             Leasing
(Netherlands) B.V.

Transamerica Alquiler de Trailer         Spain              100% TLHI                             Leasing
Spain S.L.

Transamerica Transport Inc.              New Jersey         100% TLHI                             Dormant

Transamerica Commercial Finance          Delaware           100% Transamerica Finance Corp.       Holding company
Corporation, I ("TCFCI")

Transamerica Equipment Financial         Delaware           100% TCFCI                            Investment in Various
Services Corporation                                                                              equipment leases and loans


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
BWAC Credit Corporation                  Delaware           100% TCFCI                            Inactive

BWAC International Corporation           Delaware           100% TCFCI                            Retail Appliance and
                                                                                                  furniture stores

BWAC Twelve, Inc.                        Delaware           100% TCFCI                            Holding company

TIFCO Lending Corporation                Illinois           100% BWAC Twelve, Inc.                General financing

Transamerica Insurance Finance           Maryland           100% BWAC Twelve, Inc.                Insurance premium
Corporation ("TIFC")                                                                              financing

Transamerica Insurance Finance           California         100% TIFC                             Iinsurance premium
Corporation, California

Transamerica Insurance Finance           Ontario            100% TIFC                             Insurance premium
Corporation, Canada                                                                               financing

Transamerica Business Credit             Delaware           100% TCFCI                            Lending, leasing &
Corporation ("TBCC")                                                                              equipment financing

Transamerica Mezzanine                   Delaware           100% TBCC                             Holding company
Financing, Inc.

Bay Capital Corporation                  Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

Coast Funding Corporation                Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

Transamerica Small Business              Delaware           100% TBCC                             Holding company
Capital, Inc. ("TSBC")

Transamerica Emergent Business           Delaware           100% SBCI                             Dormant
Capital Holdings, Inc.

Gulf Capital Corporation                 Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

Direct Capital Equity Investment, Inc.   Delaware           100% TBCC                             Small business loans

TA Air East, Corp.                       Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air I, Corp.                          Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air II, Corp.                         Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air III, Corp.                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
TA Air IV, Corp.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air V, Corp.                          Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air VI, Corp.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air VII, Corp.                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air VIII, Corp.                       Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air IX, Corp.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air X, Corp.                          Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Air XI, Corp.                         Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XII, Corp.                        Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XIII, Corp.                       Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XIV, Corp.                        Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XV, Corp.                         Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XVI, Corp.                        Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XVII, Corp.                       Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XVIII, Corp.                      Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XIX, Corp.                        Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Air XX, Corp.                         Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Heli I, Inc.                          Delaware           100% TEFS                             Special purpose
                                                                                                  corporation


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
TA Marine I, Inc.                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Marine II, Inc.                       Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TA Marine IV, Inc.                       Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Marine VI, Inc.                       Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Marine V, Inc.                        Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Marine III, Corp.                     Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TA Public Finance Air I, Corp.           Delaware           100% TEFS                             Special purpose
                                                                                                  corporation

TBC I, Inc.                              Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC II, Inc.                             Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC III, Inc.                            Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC IV, Inc.                             Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC V, Inc.                              Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC VI, Inc.                             Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax I, Inc.                          Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax II, Inc.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax III, Inc.                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax IV, Inc.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax V, Inc.                          Delaware           100% TBCC                             Special purpose
                                                                                                  corporation


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
TBC Tax VI, Inc.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax VII, Inc.                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax VIII, Inc.                       Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

TBC Tax IX, Inc.                         Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

The Plain Company                        Delaware           100% TBCC                             Special purpose
                                                                                                  corporation

Transamerica Distribution Finance        Delaware           100% TCFCI                            Holding company
Corporation ("TDFC")

Transamerica Accounts Holding Corp.      Delaware           100% TDFC                             Holding company


Transamerica Commercial Finance          Delaware           100% TIFC                             Finance company
Corporation ("TCFC")

Transamerica Acquisition Corporation,    Canada             100% TCFCC                            Holding company
Canada

Transamerica Distribution Finance        Delaware           100% TCFC                             Commercial Finance
Corporation - Overseas, Inc.
("TDFOI")

TDF Mauritius Limited                    Mauritius          100% TDFOI                            Mauritius holding company

Inventory Funding Trust                  Delaware           100% TCFC                             Delaware Business Trust

Inventory Funding Company, LLC           Delaware           100% Inventory Funding Trust          Holding company

TCF Asset Management Corporation         Colorado           100% TCFC                             A depository for
                                                                                                  foreclosed real and
                                                                                                  personal property

Transamerica Joint Ventures, Inc.        Delaware           100% TCFC                             Holding company

Transamerica Inventory Finance           Delaware           100% TDFC                             Holding company
Corporation ("TIFC")

Transamerica GmbH, Inc.                  Delaware           100% TIFC                             Holding company

Transamerica Fincieringsmaatschappij     Netherlands        100% Trans. GmbH, Inc.                Commercial lending in
B.V.                                                                                              Europe

BWAC Seventeen, Inc.                     Delaware           100% TIFC                             Holding company


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Transamerica Commercial Finance          Ontario            100% BWAC Seventeen, Inc.             Dormant
Canada, Limited

Transamerica Commercial Finance          Canada             100% BWAC Seventeen, Inc.             Commercial finance
Corporation, Canada

TCF Commercial Leasing Corporation,      Ontario            100% TCFCC                            Dormant
Canada

Cantrex Group Inc.                       Quebec             76% TACC                              Buying group and retail
                                                                                                  merchant services

BWAC Twenty-One, Inc.                    Delaware           100% TIFC                             Holding company

Transamerica Commercial Finance          U.K.               100% BWAC Twenty-One Inc.             Commercial lending
Limited ("TCFL")

TDF Credit Insurance Services Limited    U.K.               100% TCFL                             Credit insurance brokerage

Whirlpool Financial Corporation                             100% TCFL                             Inactive - commercial
Polska Spozoo                                                                                     finance

Transamerica Commercial Holdings         U.K.               100% BWAC Twenty-One Inc.             Holding company
Limited

Transamerica Commercial Finance          France             100% TIFC                             Factoring company
France S.A.

Transamerica GmbH                        Frankfurt,         100% GmbH                             Commercial lending in
                                         Germany                                                  Germany

Transamerica Retail Financial            Delaware           100% TIFC                             Provides retail financing
Services Corporation ("TRFSC")

Transamerica Bank, NA                    Delaware           100% TRFSC                            Bank

Transamerica Consumer Finance Holding    Delaware           100% TRFSC                            Consumer finance holding
Company ("TCFHC")                                                                                 company

Transamerica Mortgage Company            Delaware           100% TCFHC                            Consumer mortgages

Transamerica Consumer Mortgage           Delaware           100% TCFHC                            Securitization company
Receivables Company

Metropolitan Mortgage Company            Florida            100% TCFHC                            Consumer mortgages

Easy Yes Mortgage, Inc.                  Florida            100% Metropolitan Mtg. Co.            No active business/Name
                                                                                                  holding only

Easy Yes Mortgage, Inc.                  Georgia            100% Metropolitan Mtg. Co.            No active business/Name
                                                                                                  holding only


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
First Florida Appraisal                  Florida            100% Metropolitan Mtg. Co.            Appraisal and inspection
Services, Inc.                                                                                    services

First Georgia Appraisal                  Georgia            100% First FL App. Srvc, Inc.         Appraisal services
Services, Inc.

Freedom Tax Services, Inc.               Florida            100%. Metropolitan Mtg. Co.           Property tax information
                                                                                                  services

J.J. & W. Advertising, Inc.              Florida            100% Metropolitan Mtg. Co.            Advertising and marketing
                                                                                                  services

J.J. & W. Realty Corporation             Florida            100% Metropolitan Mtg. Co.            To hold problem REO
                                                                                                  properties

Liberty Mortgage Company of              Florida            100% Metropolitan Mtg. Co.            No active business/Name
Ft. Myers, Inc.                                                                                   holding only

Metropolis Mortgage Company              Florida            100% Metropolitan Mtg. Co.            No active business/Name
                                                                                                  holding only

Perfect Mortgage Company                 Florida            100% Metropolitan Mtg. Co.            No active business/Name
                                                                                                  holding only

Transamerica Vendor Financial            Delaware           100% TDFC                             Provides commercial
Service Corporation                                                                               leasing

Transamerica Distribution Finance        Mexico             99% TCFC                              Holding company in
Corporation de Mexico S. de R.L. de                                                               Mexican subsidiaries
C.V.

TDF de Mexico S. de R.L. de C.V.         Mexico             99% TDFC Mex                          Service company for
                                                                                                  Whirlpool receivables

Transamerica Corporate Services          Mexico             99% TDFC Mex                          Holds employees
De Mexico S. de R.L. de CV

Transamerica Distribution Finance        Mexico             99% TCFC                              Finance company
Factorje S.A. de C.V.
Transamerica Distribution Finance
Insurance Services, Inc.                 Illinois           100% TCFC                             Finance company

Transamerica Flood Hazard                Delaware           100% TAC                              Flood Zone certification
Certification, Inc.                                                                               service

Transamerica Home Loan                   California         100% TFC                              Consumer mortgages

Transamerica Lending Company             Delaware           100% TFC                              In liquidation - lending

Transamerica Public Finance, LLC         Delaware           70% TFC                               Financial Services

Transamerica Financial                   California         100% Transamerica Corp.               Investments
Products, Inc.


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Transamerica Insurance                   Iowa               100% TIHI                             Holding company
Corporation ("TIC")

Arbor Life Insurance Company             Arizona            100% TIC                              Life insurance,
                                                                                                  disability insurance

Plaza Insurance Sales Inc.               California         100% TIC                              Casualty insurance
                                                                                                  placement

Transamerica Advisors, Inc.              California         100% TIC                              Retail sale of investment
                                                                                                  advisory services

Transamerica Annuity Services Corp.      New Mexico         100% TIC                              Performs services
                                                                                                  required for structured
                                                                                                  settlements

Transamerica Financial                   Delaware           100% TIC                              Retail sale of securities
Resources, Inc.                                                                                   products

Financial Resources Insurance            Texas              100% Transamerica Fin. Res.           Retail sale of securities
Agency of Texas                                                                                   products

TBK Insurance Agency                     Ohio               100% Transamerica Fin. Res.           Variable insurance
of Ohio, Inc.                                                                                     contract sales in state
                                                                                                  of Ohio

Transamerica Financial Resources         Alabama            100% Transamerica Fin. Res.           Insurance agent & broker
Agency of Alabama, Inc.

Transamerica Financial Resources Ins.    Massachusetts      100% Transamerica Fin. Res.           Insurance agent & broker
Agency of Massachusetts, Inc.

Transamerica International Insurance     Delaware           100% TIC                              Holding & administering
Services, Inc. ("TIISI")                                                                          foreign operations

AEGON Canada Inc. ("ACI")                Canada             100% TIHI                             Holding company

Transamerica Life Canada                 Canada             100% ACI                              Life insurance company

Home Loans and Finance Ltd.              U.K.               100% TIISI                            Inactive

Transamerica Occidental Life             Iowa               100% TIC                              Life insurance
Insurance Company ("TOLIC")

NEF Investment Company                   California         100% TOLIC                            Real estate development

Transamerica China Investments           Hong Kong          99% TOLIC                             Holding company
Holdings Limited

Transamerica Life Insurance and          N. Carolina        100% TOLIC                            Life insurance
Annuity Company ("TALIAC")

Transamerica Assurance Company           Missouri           100% TALIAC                           Life and disability
                                                                                                  insurance


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Gemini Investments, Inc.                 Delaware           100% TALIAC                           Investment subsidiary

Transamerica Life Insurance Company      Canada             100% TOLIC                            Sells individual life
of Canada                                                                                            insurance & investment
                                                                                                  products in all provinces
                                                                                                  and territories of Canada

Transamerica Life Insurance Company      New York           100% TOLIC                            Insurance sales
of New York

Transamerica South Park                  Delaware           100% TOLIC                            Market analysis
Resources, Inc.

Transamerica Variable Insurance Fund     Maryland           100% TOLIC                            Mutual Fund

USA Administration Services, Inc.        Kansas             100% TOLIC                            Third party administrator

Transamerica Products, Inc. ("TPI")      California         100% TIC                              Holding company

Transamerica Products II, Inc.           California         100% TPI                              Co-general partner

Transamerica Products IV, Inc.           California         100% TPI                              Co-general partner

Transamerica Products I, Inc.            California         100% TPI                              Co-general partner

Transamerica Securities Sales Corp.      Maryland           100% TIC                              Life insurance sales

Transamerica Service Company             Delaware           100% TIC                              Passive loss tax service

Transamerica International RE            Bermuda            100% TAC                              Reinsursnce
(Bermuda) Ltd.

Transamerica Intellitech, Inc.           Delaware           100% TFC                              Real estate information
                                                                                                  and technology services

Transamerica International Holdings,     Delaware           100% TAC                              Holding company
Inc. ("TIHI")

Transamerica Investment Services, Inc.   Delaware           100% TAC                              Investment adviser
("TISI")

Transamerica Income Shares, Inc.         Maryland           100% TISI                             Mutual fund

Transamerica LP Holdings Corp.           Delaware           100% TAC                              Limited partnership
                                                                                                  investment

Transamerica Real Estate Tax Service,    Delaware           100% TFC                              Real estate tax reporting
Inc.                                                                                              and processing services

Transamerica Realty Services, Inc.       Delaware           100% TAC                              Real estate investments
("TRS")

Bankers Mortgage Company of CA           California         100% TRS                              Investment management


                                         Jurisdiction of    Percent of Voting
Name                                     Incorporation      Securities Owned                      Business
----                                     -------------      ----------------                      --------
Pyramid Investment Corporation           Delaware           100% TRS                              Real estate company

The Gilwell Company                      California         100% TRS                              Ground lessee of 517
                                                                                                  Washington Street, San
                                                                                                  Francisco

Transamerica Affordable Housing, Inc.    California         100% TRS                              General partner LHTC
                                                                                                  Partnership

Transamerica Minerals Company            California         100% TRS                              Owner and lessor of oil
                                                                                                  and gas properties

Transamerica Oakmont Corporation         California         100% TRS                              General partner
                                                                                                  retirement properties

Transamerica Senior Properties, Inc.     Delaware           100% TAC                              Owns retirement properties
("TSPI")

Transamerica Senior Living, Inc.         Delaware           100% TSPI                             Manages retirement
                                                                                                  properties

ITEM 27.   NUMBER OF CONTRACT OWNERS
As of April 1, 2001, there were 1,841 Contract Owners of the Advisor's Edge Variable Annuity and 642 Contract Owners of the Advisor's Edge Select Variable Annuity.

ITEM 28.   INDEMNIFICATION
Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7033.

ITEM 29.   PRINCIPAL UNDERWRITERS

       (a) AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B (formerly PFL Endeavor Variable Annuity Account and PFL Endeavor Platinum Variable Annuity Account), the Retirement Builder Variable Annuity Account (formerly PFL Retirement Builder Variable Annuity Account), Separate Account VA A (formerly PFL Life Variable Annuity Account A), Separate Account VA C (formerly PFL Life Variable Annuity Account C), Separate Account VA D (formerly PFL Life Variable Annuity Account D), Separate Account VA E (formerly PFL Life Variable Annuity Account E), Separate Account VA I (formerly PFL Life Variable Annuity Account I) and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company (formerly PFL Life Insurance Company).

           AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C and AUSA Series Life Account. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

           AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

           AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

           AFSG Securities Corporation also serves as principal underwriter for Transamerica Occidental Life Separate Account VUL-3. This account is a separate account of Transamerica Occidental Life Insurance Company.

       (b) Directors and Officers:

           Larry N. Norman               President, Director
           Anne M. Spaes                 Vice President, Director
           Lisa A. Wachendorf            Vice President, Chief Compliance
                                         Officer, Director

           John K. Carter                Vice President
           William G. Cummings           Vice President
           Christopher G. Roetzer        Vice President

           Thomas R. Moriarty            Vice President
           Michael V. Williams           Vice President
           Frank A. Camp                 Secretary
           Linda Gilmer                  Controller and Treasurer
           Priscilla I. Hechler          Assistant Vice President,
                                         Assistant Secretary
           Thomas E. Pierpan             Assistant Vice President,
                                         Assistant Secretary
           Darin D. Smith                Vice President, Assistant Secretary
           Teresa L. Stolba              Assistant Compliance Officer
           Emily Bates                   Assistant Treasurer
           Clifton W. Flenniken          Assistant Treasurer

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the Administrative Offices of Peoples Benefit Life Insurance Company in Cedar Rapids, Iowa.

ITEM 31.   MANAGEMENT SERVICES
All management contracts are discussed in Part A or Part B.

ITEM 32.   UNDERTAKINGS.

       (a) Peoples Benefit Life Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Peoples Benefit Life Insurance Company.

     As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.


Signature                                                       Title                           Date
---------                                                       -----                           -----
BRENDA K. CLANCY*                                    Director and Vice President             February 27, 2002
----------------------------------------------
Brenda K. Clancy


MARTHA A. McCONNELL*                                 Treasurer (Chief Accounting Officer)    February 27, 2002
----------------------------------------------
Martha A. McConnell


BRIAN A. SMITH*                                      Director and Vice President             February 28, 2002
----------------------------------------------
Brian A. Smith

MARILYN CARP*                                        Director and President                  February 28, 2002
----------------------------------------------
MARILYN CARP

CRAIG D. VERMIE*                                     Director and Secretary                  February 28, 2002
----------------------------------------------
Craig D. Vermie

KATHLEEN M. MODZELEWSKI*                             Director and Assistant Vice President   February 28, 2002
----------------------------------------------
Kathleen M. Modzelewski

LARRY N. NORMAN*                                     Director and Vice President             February 28, 2002
----------------------------------------------
Larry N. Norman

Diane Meiners                                        Director and Vice President             February 28, 2002
----------------------------------------------
Diane Meiners





*By: /s/ Michael F. Lane
     ---------------------------------------------
     Michael F. Lane
     Attorney-in-fact


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Peoples Benefit Life Insurance Company Separate Account V, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the County of Jefferson and Commonwealth of Kentucky on the 30th day of April, 2001.

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                    SEPARATE ACCOUNT V (REGISTRANT)


                    By:  Peoples Benefit Life Insurance Company


                    By:  Larry N. Norman
                         ----------------------------
                         Executive Vice President
                         Larry N. Norman

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                    (DEPOSITOR)


                    By:  Larry N. Norman
                         ----------------------------
                         Executive Vice President
                         Larry N. Norman

By:    /s/ Frank A. Camp
       -------------------
       Frank A. Camp
       Attorney-in-fact